     As filed with the Securities and Exchange Commission on August 13, 2003

                                       Securities Act Registration No. 811-01540



                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.                 Post-effective Amendment No.
                            -------                                      ------
                        (Check appropriate box or boxes)

                                 AIM FUNDS GROUP
                    ----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               11 Greenway Plaza, Suite 100, Houston, Texas 77046
                    ----------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

NANCY L. MARTIN, ESQUIRE                  MARTHA J. HAYS, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1735 Market Street
Suite 100                                 51st Floor
Houston, TX 77046                         Philadelphia, PA 19103

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         The title of the securities being registered is AIM Premier Equity Fund Classes A, B and C. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

(AIM LOGO)

                          AIM PREMIER EQUITY FUND II,
                                 A PORTFOLIO OF
                                AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds and the AIM Funds (including your Fund).

     AMVESCAP PLC also reviewed all AIM Funds and INVESCO Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Trustees approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     Finally, the independent trustees of your Board believe that your interests would best be served if the AIM Funds and the INVESCO Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as trustees.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Robert H. Graham

                                          ROBERT H. GRAHAM
                                          Chairman and President

                          AIM PREMIER EQUITY FUND II,
                                 A PORTFOLIO OF
                                AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

TO THE SHAREHOLDERS OF AIM PREMIER EQUITY FUND II:

     We cordially invite you to attend our Special Meeting of Shareholders to:

          1. Approve a Plan of Reorganization (the "Plan") under which all of the assets of your Fund, an investment portfolio of AIM Funds Group ("Trust"), will be transferred to AIM Premier Equity Fund ("Buying Fund"), also an investment portfolio of Trust, Buying Fund will assume the liabilities of your Fund and Trust will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

          2. Elect 16 trustees to the Board of Trustees of Trust, each of whom will serve until his or her successor is elected and qualified.

          3. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          -s- NANCY L. MARTIN

                                          Nancy L. Martin
                                          Secretary

August 25, 2003

                           AIM PREMIER EQUITY FUND II
                            AIM PREMIER EQUITY FUND
                              EACH A PORTFOLIO OF
                                AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 347-4246

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of AIM Premier Equity Fund II (your Fund). The Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     At the Special Meeting, we are asking shareholders of your Fund to vote on two Proposals. The first Proposal to be voted on is a Plan of Reorganization (the "Plan") that provides for the combination of your Fund, an investment portfolio of AIM Funds Group ("Trust"), with AIM Premier Equity Fund ("Buying Fund"), an investment portfolio of Trust (the "Reorganization") and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

     Under the Plan, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Trust will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Trustees of Trust (the "Board") has approved the Plan and the Reorganization as being in the best interests of your Fund.

     Trust is a registered open-end management investment company that issues its shares in separate series. Your Fund and Buying Fund are each a series of Trust. A I M Advisors, Inc. ("AIM") serves as the investment advisor to both your Fund and Buying Fund. AIM is a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund in that both seek long-term growth of capital, although Buying Fund seeks income as a secondary objective. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Plan and the other Proposal described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

     The Prospectus of your Fund dated May 1, 2003 (the "Selling Fund Prospectus"), as supplemented July 31, 2003 and August 14, 2003, together with the related Statement of Additional Information dated May 1, 2003 as supplemented June 12, 2003, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/ Prospectus. The Prospectus of Buying Fund dated May 1, 2003 (the "Buying Fund Prospectus") and the related Statement of Additional Information dated May 1, 2003, as supplemented June 12, 2003, and the Statement of Additional Information relating to the Reorganization, dated August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/

Prospectus and is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Trust.

     Copies of the Buying Fund Prospectus, the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     The remaining Proposal to be voted on is the election of 16 trustees to the Board of Trustees of Trust. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as trustees of Trust.

     Both Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Trust has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE PLAN TO COMBINE YOUR FUND AND
  BUYING FUND...............................................    2
  SUMMARY...................................................    2
     The Reorganization.....................................    2
     Comparison of Investment Objectives and Principal
      Strategies............................................    3
     Comparison of Principal Service Providers..............    4
     Comparison of Performance..............................    4
     Comparison of Fees and Expenses........................    4
     Comparison of Multiple Class Structures................    4
     Comparison of Sales Charges............................    4
     Comparison of Distribution, Purchase and Redemption
      Procedures and Exchange Rights........................    5
  The Board's Recommendation on Proposal 1..................    5
RISK FACTORS................................................    6
  Risks Associated with Buying Fund.........................    6
  Comparison of Risks of Buying Fund and Your Fund..........    6
INFORMATION ABOUT BUYING FUND...............................    6
  Description of Buying Fund Shares.........................    6
  Management's Discussion of Fund Performance...............    6
  Financial Highlights......................................    6
ADDITIONAL INFORMATION ABOUT THE PLAN.......................    7
  Terms of the Reorganization...............................    7
  The Reorganization........................................    7
  Board Considerations......................................    7
  Other Terms...............................................    8
  Federal Income Tax Consequences...........................    8
  Accounting Treatment......................................    9
RIGHTS OF SHAREHOLDERS......................................   10
  General...................................................   10
  Liability of Shareholders.................................   10
  Election of Directors/Trustees; Terms.....................   10
  Removal of Directors/Trustees.............................   10
  Meetings of Shareholders..................................   10
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   10
  Dissolution and Termination...............................   11
  Voting Rights of Shareholders.............................   11
  Dissenters' Rights........................................   11
  Amendments to Organization Documents......................   11
CAPITALIZATION..............................................   12
LEGAL MATTERS...............................................   13
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   13
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   13

                                                              PAGE
                                                              ----
PROPOSAL 2 -- ELECTION OF TRUSTEES..........................   13
  Background................................................   13
  Structure of the Board of Trustees........................   14
  Nominees for Trustees.....................................   14
  The Board's Recommendation on Proposal 2..................   16
  Committees of the Board...................................   16
  Board and Committee Meeting Attendance....................   18
  Trustee's Compensation....................................   18
  Retirement Plan for Trustees..............................   18
  Deferred Compensation Agreements..........................   18
  Officers of Trust.........................................   19
  Security Ownership of Management..........................   19
  Trustee Ownership of Your Fund's Shares...................   19
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   19
  Proxy Statement/Prospectus................................   19
  Time and Place of Special Meeting.........................   19
  Voting in Person..........................................   20
  Voting by Proxy...........................................   20
  Voting by Telephone or the Internet.......................   20
  Quorum Requirement and Adjournment........................   20
  Vote Necessary to Approve Each Proposal...................   21
  Proxy Solicitation........................................   21
  Other Matters.............................................   21
  Shareholder Proposals.....................................   21
  Ownership of Shares.......................................   22
INDEPENDENT PUBLIC ACCOUNTANTS..............................   22
  Fees Paid to the Auditor Related to Trust.................   22
  Fees Paid to the Auditor Not Related to Trust.............   22

EXHIBIT A     Classes of Shares of Your Fund and Corresponding Classes of
              Shares of Buying Fund
EXHIBIT B     Comparison of Performance of Your Fund and Buying Fund
EXHIBIT C     Comparison Fee Table and Expense Example
EXHIBIT D     Trustee Compensation Table
EXHIBIT E     Officers of Trust
EXHIBIT F     Security Ownership of Management
EXHIBIT G     Trustee Ownership of Fund Shares
EXHIBIT H     Shares Outstanding of Each Class of Your Fund on Record Date
EXHIBIT I     Ownership of Shares of Your Fund
EXHIBIT J     Ownership of Shares of Buying Fund
APPENDIX I    Plan of Reorganization for Your Fund (to Effect the
              Reorganization)
APPENDIX II   Prospectus of Buying Fund
APPENDIX III  Discussion of Performance of Buying Fund

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH

DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(k) AND YOUR GOALS. OUR SOLUTIONS ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Your Fund and Buying Fund are two of 86 portfolios advised by AIM. Proposals 1 and 2 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Funds and shares of the INVESCO Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. To implement this component, each INVESCO Fund is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds.

     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticated as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts.

     In considering the integration initiative proposed by AMVESCAP, the directors/trustees of the AIM Funds and the directors of the INVESCO Funds who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of trustees of your Fund.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. We will be unable to determine whether Proposal 2 should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on Proposal 2. For information about the Special Meeting and voting on Proposals 1 and 2, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 and 2, see "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal."

                                 PROPOSAL 1 --

                              APPROVAL OF THE PLAN
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent trustees, has determined that the Reorganization is in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund also should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Plan, see "Additional Information About the Plan -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Plan. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund and Buying Fund are each a series Trust, a Delaware statutory trust.

     If shareholders of your Fund approve the Plan and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Trust will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Plan -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Plan is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Plan."

     Trust will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Plan -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives in that both seek long-term growth of capital, although Buying Fund seeks income as a secondary objective. Your Fund and Buying Fund also hold similar securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. Your Fund and Buying Fund have the same fundamental investment restrictions and non-fundamental policies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

         AIM PREMIER EQUITY FUND II                       AIM PREMIER EQUITY FUND
                 (YOUR FUND)                                   (BUYING FUND)
         --------------------------                       -----------------------
                                    INVESTMENT OBJECTIVE
- long-term capital growth                     - long-term growth of capital and current
                                                 income
                                   INVESTMENT STRATEGIES
- invests at least 80% of its assets in        - invests at least 80% of its assets in
  equity securities, including convertible       equity securities, including convertible
  securities                                     securities
- investments may include synthetic            - investments may include synthetic
  instruments such as warrants, futures,         instruments such as warrants, futures,
  options , exchange-traded funds and            options, exchange- traded funds and
  American Depositary Receipts                   American Depositary Receipts
- portfolio managers consider whether to sell  - portfolio managers consider whether to sell
  a particular security when they believe the    a particular security when they believe the
  company no longer fits into any of the         company no longer fits into any of the
  following categories:                          following categories:
  (1) out-of-favor cyclical growth companies,    (1) out-of-favor cyclical growth companies,
  (2) established growth companies that are      (2) established growth companies that are
       undervalued compared to historical             undervalued compared to historical
       relative valuation parameters,                 relative valuation parameters,
  (3) companies where there is early but         (3) companies where there is early but
       tangible evidence of improving                 tangible evidence of improving
       prospects that are not yet reflected           prospects that are not yet reflected
       in the price of the company's equity           in the price of the company's equity
       securities, and                                securities, and
  (4) companies whose equity securities are      (4) companies whose equity securities are
       selling at prices that do not reflect          selling at prices that do not reflect
       the current market value of their              the current market value of their
       assets and where there is no reason to         assets and where there is no reason to
       expect realization of this potential           expect realization of this potential
       in the form of increased equity values         in the form of increased equity
                                                      values.
- may invest in preferred stocks and debt      - may invest in preferred stocks and debt
  instruments that have prospects for growth     instruments that have prospects for growth
  of capital                                     of capital
- may invest up to 25% of its total assets in  - may invest up to 25% of its total assets in
  foreign securities                             foreign securities

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for your Fund and Buying Fund.

                                                                SERVICE PROVIDERS
                                     -----------------------------------------------------------------------
                                         AIM PREMIER EQUITY FUND II            AIM PREMIER EQUITY FUND
SERVICE                                         (YOUR FUND)                         (BUYING FUND)
-------                                  --------------------------            -----------------------
Investment Advisor.................  A I M Advisors, Inc.                 A I M Advisors, Inc.
                                     11 Greenway Plaza, Suite 100         11 Greenway Plaza, Suite 100
                                     Houston, Texas 77046-1173            Houston, Texas 77046-1173
Distributor........................  A I M Distributors, Inc.             A I M Distributors, Inc.
                                     11 Greenway Plaza, Suite 100         11 Greenway Plaza, Suit 100
                                     Houston, Texas 77046-1173            Houston, Texas 77046-1173
Administrator......................  A I M Advisors, Inc.                 A I M Advisors, Inc.
                                     11 Greenway Plaza, Suite 100         11 Greenway Plaza, Suite 100
                                     Houston, Texas 77046-1173            Houston, Texas 77046-1173
Custodian..........................  State Street Bank and Trust          State Street Bank and Trust
                                     Company                              Company
Transfer Agent and Dividend
  Disbursing Agent.................  A I M Fund Services, Inc.            A I M Fund Services, Inc.
Independent Auditors...............  PricewaterhouseCoopers LLP           PricewaterhouseCoopers LLP

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Class A shares of your Fund and Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund and Buying Fund, as of December 31, 2002, expressed as a percentage of net assets ("Expense Ratio") can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of December 31, 2002 as part of Exhibit C. As shown on Exhibit C, each class of shares of Buying Fund historically and on a pro forma basis after giving effect to the Reorganization has a total Expense Ratio that is lower than the corresponding share class of your Fund.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. In addition to the share classes of Buying Fund listed on Exhibit A, Class R shares and Institutional Class of shares of Buying Fund are available to investors. These classes are not involved in the Reorganization. For information regarding the features of the various share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus.

                                                                               CLASS R
       CLASS A                 CLASS B                 CLASS C            (BUYING FUND ONLY)
       -------                 -------                 -------            ------------------
- subject to an         -  not subject to an    - not subject to an     - not subject to an
  initial sales charge    initial sales charge    initial sales charge    initial sales charge
- may be subject to a   - subject to a CDSC on  - subject to a CDSC on  - may be subject to a
  CDSC on redemptions     certain redemptions     certain redemptions     CDSC on redemptions
  made within 18          made within 6 years     made within 12          made within 12
  months from the date    from the date of        months from the date    months from the date
  of certain large        purchase                of purchase             of certain purchases
  purchases

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM.

     Both your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     The purchase, redemption and exchange procedures of your Fund and Buying Fund are identical. For information regarding the purchase, redemption and exchange procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     There is a risk that you could lose all or a portion of your investment in Buying Fund and that the income you may receive from your investment in Buying Fund may vary. The value of your investment in Buying Fund will go up and down with the prices of the securities in which Buying Fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

     An investment in Buying Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are substantially similar to those described above for Buying Fund because of the substantial similarities in their investment objectives and strategies, although set forth below is one risk that differs between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     Your Fund may participate in the IPO market in some market cycles, while Buying Fund generally will not purchase IPOs as part of its principal investment strategy and therefore is generally not subject to the risks associated with IPOs.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Trust in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Trustees of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended December 31, 2002 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

                     ADDITIONAL INFORMATION ABOUT THE PLAN

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix I to this Proxy Statement/ Prospectus.

THE REORGANIZATION

     Consummation of the Reorganization (the "Closing") is expected to occur on October 27, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 24, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Trust's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Trust directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Plan. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Trust will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended July 31, 2003 and for the short taxable year beginning on August 1, 2003 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended July 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     Buying Fund will proceed with the Reorganization if the shareholders of your Fund approve the Plan.

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at an in-person meeting of the Board held on June 10-11, 2003. The Board determined that the Reorganization is in the best interests of your Fund and Buying Fund and will not dilute the interests of your Fund's shareholders or Buying Fund shareholders, and approved the Plan and the Reorganization, at an in-person meeting of the Board held on July 30, 2003.

     Over the course of the two Board meetings, the Board received from AIM written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

     - The comparative performance of your Fund and Buying Fund.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

     The Board noted that your Fund will bear the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the two Board meetings discussed above, the Board determined that the Reorganization is in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Plan by the shareholders of your Fund at the Special Meeting.

OTHER TERMS

     If any amendment is made to the Plan which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Plan may be amended without shareholder approval.

     Trust has made representations and warranties in the Plan that are customary in matters such as the Reorganization. The obligations of Trust pursuant to the Plan are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders of your Fund shall have approved the Plan; and

     - Trust shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Plan will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Trustees of Trust may waive without shareholder approval any default or failure by Trust to satisfy any of the above conditions as long as such a waiver will not have a material adverse effect on the benefits intended under the Plan for the shareholders of your Fund. The Plan may be terminated and the Reorganization may be abandoned at any time by Trust if the shareholders of your Fund do not approve the Plan or if the Closing does not occur on or before December 31, 2003.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     - the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization on your Fund or any shareholder of your Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     Trust has not requested nor will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to Trust as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Trust upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Trust are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

GENERAL

     Trust is a Delaware statutory trust. The operations of Trust, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

LIABILITY OF SHAREHOLDERS

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Trust have elected a majority of the trustees of Trust. Such trustees serve for the life of Trust, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A trustee of Trust may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Trust.

MEETINGS OF SHAREHOLDERS

     Trust is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Trust provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Trust. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of Trust are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Trust except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Pursuant to the Declaration of Trust, Trust or any series or class of shares of beneficial interest in Trust may be terminated by: (1) a majority shareholder vote of Trust or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Trust or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Trust or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Trust or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Trust or one of its investment portfolios; (v) merger or consolidation of Trust or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust; and (vii)approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Delaware law, the Board of Trustees of Trust may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Trust, without approval of the majority of the shares of Trust. The trustees shall have the power to alter, amend or repeal the bylaws of Trust or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Plan.

                                                                              PRO FORMA
                                            YOUR FUND       BUYING FUND      BUYING FUND
                                          CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                          --------------   --------------   --------------
Net Assets..............................   $23,846,146     $4,367,732,342   $4,391,578,488
Shares Outstanding......................     5,024,964        590,214,989      593,440,473
Net Asset Value Per Share...............   $      4.75     $         7.40   $         7.40

                                                                              PRO FORMA
                                            YOUR FUND       BUYING FUND      BUYING FUND
                                          CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                          --------------   --------------   --------------
Net Assets..............................   $30,317,555     $3,799,567,527   $3,829,885,082
Shares Outstanding......................     6,491,058        547,033,467      551,395,084
Net Asset Value Per Share...............   $      4.67     $         6.95   $         6.95

                                                                                 PRO FORMA
                                               YOUR FUND       BUYING FUND      BUYING FUND
                                             CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                             --------------   --------------   --------------
Net Assets.................................   $12,345,706      $402,859,990     $415,205,696
Shares Outstanding.........................     2,643,697        57,963,887       59,740,299
Net Asset Value Per Share..................   $      4.67      $       6.95     $       6.95

                                                                               PRO FORMA
                                                             BUYING FUND      BUYING FUND
                                                            CLASS R SHARES   CLASS R SHARES
                                                            --------------   --------------
Net Assets................................................     $502,676         $502,676
Shares Outstanding........................................       68,075           68,075
Net Asset Value Per Share.................................     $   7.38         $   7.38

                                                                                  PRO FORMA
                                                           BUYING FUND           BUYING FUND
                                                       INSTITUTIONAL CLASS   INSTITUTIONAL CLASS
                                                       -------------------   -------------------
Net Assets...........................................      $2,066,489            $2,066,489
Shares Outstanding...................................         277,626               277,626
Net Asset Value Per Share............................      $     7.44            $     7.44

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to Buying Fund and your Fund concerning the following topics, please refer, as applicable, to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference and which is attached to this Proxy Statement/ Prospectus as Appendix II and the Selling Fund Prospectus, which has been made a part of this Proxy/ Statement Prospectus by reference: (i) see "Performance Information" for more information about the performance of Buying Fund or your Fund; (ii) see "Fund Management" for more information about the management of Buying Fund or your Fund; (iii) see "Other Information" for more information about Buying Fund's or your Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of Buying Fund or your Fund, the pricing, purchase, redemption and repurchase of shares of Buying Fund or your Fund, tax consequences to shareholders of various transactions in shares of Buying Fund or your Fund, distribution arrangements and the multiple class structure of Buying Fund or your Fund.

                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Trust has filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Trust's registration statement containing the Selling Fund Prospectus and Buying Fund Prospectus and the related Statement of Additional Information is Registration No. 811-1540. Such Selling Fund Prospectus and Buying Fund Prospectus are incorporated herein by reference.

     Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Trust (including the Registration Statement of Trust relating to Buying Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Trust and other registrants that file electronically with the SEC.

                                 PROPOSAL 2 --

                              ELECTION OF TRUSTEES

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors/trustees of the AIM Funds and the independent directors of the INVESCO Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of

Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of trustees.

STRUCTURE OF THE BOARD OF TRUSTEES

     The Board currently consists of 12 persons. Ten of the current trustees are "independent," meaning they are not "interested persons" of Trust within the meaning of the 1940 Act. Two of the current trustees are "interested persons" because of their business and financial relationships with Trust and AIM, its investment advisor, and/or AIM's parent, AMVESCAP.

NOMINEES FOR TRUSTEES

     Trust's Committee on Directors/Trustees (which consists solely of independent trustees) has approved the nomination of each of the 12 current trustees, as set forth below, to serve as trustee until his or her successor is elected and qualified. In addition, the Committee on Directors/Trustees has approved the nomination of four new nominees, as set forth below, to serve as trustee until his or her successor is elected and qualified. These four new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.

     Each nominee who is a current trustee serves as a director or trustee of the 17 registered investment companies comprising the AIM Funds. Each nominee who is a current trustee oversees 86 portfolios which comprise the AIM Funds. The business address of each nominee who is a current trustee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     Each new nominee serves as a director of the ten registered investment companies comprising the INVESCO Funds. Each new nominee currently oversees 46 portfolios which comprise the INVESCO Funds. The business address of each new nominee is 4350 South Monaco Street, Denver, Colorado 80237.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT TRUSTEES

                                 TRUSTEE                                                OTHER DIRECTORSHIP(S)
NAME AND YEAR OF BIRTH            SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          HELD
----------------------           -------   -------------------------------------------  ---------------------
Frank S. Bayley -- 1939........   2001     Of Counsel, law firm of Baker & McKenzie     Badgley Funds, Inc.
                                                                                        (registered
                                                                                        investment company)
Bruce L. Crockett -- 1944......   1997     Chairman, Crockett Technology Associates     ACE Limited
                                           (technology consulting company) and          (insurance company);
                                           Captaris, Inc. (unified messaging provider)  Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)
Albert R. Dowden -- 1941.......   2000     Director of a number of public and private   Cortland Trust, Inc.
                                           business corporations, including the Boss    (Chairman)
                                           Group, Ltd. (private and investment          (registered
                                           management) and Magellan Insurance Company;  investment company);
                                           formerly President, Chief Executive Officer  Annuity and Life Re
                                           and Director, Volvo Group North America,     (Holdings), Ltd.
                                           Inc.; Senior Vice President, AB Volvo and    (insurance company)
                                           director of various affiliated Volvo Group
                                           companies
Edward K. Dunn, Jr. -- 1935....   1998     Formerly, Chairman, Mercantile Mortgage      None
                                           Corp.; President and Chief Operating
                                           Officer, Mercantile-Safe Deposit & Trust
                                           Co.; and President, Mercantile Bankshares
                                           Corp.

                                 TRUSTEE                                                OTHER DIRECTORSHIP(S)
NAME AND YEAR OF BIRTH            SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          HELD
----------------------           -------   -------------------------------------------  ---------------------
Jack M. Fields -- 1952.........   1997     Chief Executive Officer, Twenty First        Administaff
                                           Century Group, Inc. (government affairs
                                           company) and Texana Timber LP
Carl Frischling -- 1937........   1997     Partner, law firm of Kramer Levin Naftalis   Cortland Trust, Inc.
                                           & Frankel LLP                                (registered
                                                                                        investment company)
Prema Mathai-Davis -- 1950.....   1998     Formerly, Chief Executive Officer, YWCA of   None
                                           the USA
Lewis F. Pennock -- 1942.......   1997     Partner, law firm of Pennock & Cooper        None
Ruth H. Quigley -- 1935........   2001     Retired                                      None
Louis S. Sklar -- 1939.........   1997     Executive Vice President, Development and    None
                                           Operations, Hines Interests Limited
                                           Partnership (real estate development
                                           company)

  NOMINEES WHO CURRENTLY ARE INTERESTED PERSONS

NAME, YEAR OF BIRTH              TRUSTEE                                                OTHER DIRECTORSHIP(S)
AND POSITION(S) HELD WITH TRUST   SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          HELD
-------------------------------  -------   -------------------------------------------  ---------------------
Robert H. Graham(1) -- 1946....   1997     Director and Chairman, A I M Management      None
  Chairman and President                   Group Inc. (financial services holding
                                           company); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm) and Chairman,
                                           AMVESCAP PLC -- AIM Division; formerly,
                                           President and Chief Executive Officer,
                                           A I M Management Group Inc.; Director,
                                           Chairman and President, A I M Advisors,
                                           Inc. (registered investment advisor);
                                           Director and Chairman, A I M Capital
                                           Management, Inc. (registered investment
                                           advisor), A I M Distributors, Inc.
                                           (registered broker dealer), A I M Fund
                                           Services, Inc. (registered transfer agent),
                                           and Fund Management Company (registered
                                           broker dealer); and Chief Executive
                                           Officer, AMVESCAP PLC -- Managed Products
Mark H. Williamson(2) -- 1951..   2003     Director, President and Chief Executive      Director of each of
  Executive Vice President                 Officer, A I M Management Group Inc.;        the ten INVESCO Funds
                                           Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director, A I M Distributors,
                                           Inc. (registered broker dealer); and Chief
                                           Executive Officer of the AIM Division of
                                           AMVESCAP PLC (2003-present); formerly,
                                           Chief Executive Officer, Managed Products
                                           Division, AMVESCAP PLC (2001-2002);
                                           Chairman of the Board (1998-2002),
                                           President (1998-2002) and Chief Executive
                                           Officer (1998-2002) of INVESCO Funds Group,
                                           Inc. (registered investment advisor) and
                                           INVESCO Distributors, Inc. (registered
                                           broker dealer); Chief Operating Officer and
                                           Chairman of the Board of INVESCO Global
                                           Health Sciences Fund; Chairman and Chief
                                           Executive Officer of NationsBanc Advisors,
                                           Inc.; and Chairman of NationsBanc
                                           Investments, Inc.

---------------

(1) Mr. Graham is considered an interested person of Trust because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Trust.

(2) Mr. Williamson is considered an interested person of Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Trust.

  NEW NOMINEES WHO WILL BE INDEPENDENT TRUSTEES

NAME AND YEAR OF BIRTH             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER DIRECTORSHIP(S) HELD
----------------------             -------------------------------------------     --------------------------
Bob R. Baker -- 1936...........  Consultant (2000-present); formerly, President    None
                                 and Chief Executive Officer (1988-2000) of AMC
                                 Cancer Research Center, Denver, Colorado; until
                                 mid-December 1988, Vice Chairman of the Board of
                                 First Columbia Financial Corporation, Englewood,
                                 Colorado; formerly, Chairman of the Board and
                                 Chief Executive Officer of First Columbia
                                 Financial Corporation.
James T. Bunch -- 1942.........  Co-President and Founder of Green, Manning &      None
                                 Bunch Ltd., Denver, Colorado (1988-present)
                                 (investment banking firm); Director and Vice
                                 President of Western Golf Association and Evans
                                 Scholars Foundation; Executive Committee, United
                                 States Golf Association; formerly, General
                                 Counsel and Director of Boettcher & Co., Denver,
                                 Colorado; and formerly, Chairman and Managing
                                 Partner, law firm of Davis, Graham & Stubbs,
                                 Denver, Colorado.
Gerald J. Lewis -- 1933........  Chairman of Lawsuit Resolution Services, San      General Chemical Group,
                                 Diego, California (1987-present); formerly,       Inc., Hampdon, New
                                 Associate Justice of the California Court of      Hampshire (1996-present),
                                 Appeals; and Of Counsel, law firm of Latham &     Wheelabrator Technologies,
                                 Watkins, San Diego, California (1987-1997).       Inc. (waste management
                                                                                   company), Fisher
                                                                                   Scientific, Inc.
                                                                                   (laboratory supplies),
                                                                                   Henley Manufacturing,
                                                                                   Inc., and California
                                                                                   Coastal Properties, Inc.
Larry Soll, Ph.D. -- 1942......  Retired; formerly, Chairman of the Board (1987-   Synergen Inc. (since
                                 1994), Chief Executive Officer (1982-1989 and     incorporation in 1982) and
                                 1993-1994) and President (1982-1989) of Synergen  Isis Pharmaceuticals, Inc.
                                 Inc. (biotechnology company); and formerly,
                                 trustee of INVESCO Global Health Sciences Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" these 16 nominees.

COMMITTEES OF THE BOARD

     The Board has four standing committees: an Audit Committee, an Investments Committee, a Valuation Committee and a Committee on Directors/Trustees. These committees will remain as part of the proposed combined board.

  AUDIT COMMITTEE

     The Audit Committee is comprised entirely of independent trustees. The current members of the Audit Committee are Messrs. Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth
H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees is comprised entirely of independent trustees. The current members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Trust at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of Trust for selection as members of each committee of the Board, including, without limitation, the Audit Committee, the Committee on Directors/ Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Trust.

     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

     Notice procedures set forth in Trust's bylaws require that any shareholder of your Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Secretary of Trust the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the meeting and not earlier than the close of business on the 120th day prior to the meeting. The notice must set forth: (i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934 (including such person's written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and
(ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made: (a) the name and address of such shareholder, as they appear on Trust's books, and of such beneficial owner; and
(b) the number of shares of each series portfolio of Trust which are owned of record or beneficially by such shareholder and such beneficial owner.

  INVESTMENTS COMMITTEE

     The current members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Carl Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The current members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended December 31, 2002, the Board met ten times, the Audit Committee met six times, the Committee on Directors/Trustees met five times, the Investments Committee met four times and the Valuation Committee met one time. All of the current trustees then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

TRUSTEE'S COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Exhibit D.

RETIREMENT PLAN FOR TRUSTEES

     The trustees have adopted a retirement plan for the trustees of Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or
(ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the plan is not secured or funded by Trust.

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the

"Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' termination of service as a trustee of Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of Trust and of each other AIM Fund from which they are deferring compensation.

OFFICERS OF TRUST

     Information regarding the current officers of Trust can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by trustees, nominees, and current executive officers of Trust can be found in Exhibit F.

TRUSTEE OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex can be found in Exhibit G.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     Trust intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit H. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Trust at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Plan.

     - FOR the election of all 16 nominees for trustee.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Trust in writing to the address of Trust set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposal 1 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposal 2 if shareholders entitled to vote one-third of the issued and outstanding shares of Trust on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/ Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     Proposal 1. Approval of Proposal 1 requires the lesser of (a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposal 1 because approval of Proposal 1 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.

     Proposal 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect trustees, meaning that the trustee nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for trustees, the plurality requirement is not a factor. Abstentions and broker non-votes will not count as votes cast and will have no effect on the outcome of this proposal.

PROXY SOLICITATION

     Trust has engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meeting. Solicitor's costs are estimated to be approximately $24,400. Trust expects to solicit proxies principally by mail, but Trust or Solicitor may also solicit proxies by telephone, facsimile or personal interview. Trust's officers will not receive any additional or special compensation for any such solicitation. Your Fund will bear the costs and expenses incurred in connection with the Reorganization, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Trust at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Trust must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of procedures that you must follow if you want to propose an individual for nomination as a trustee, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Committees of the
Board -- Committee on Directors/Trustees."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit I.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Trust owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit J.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP (the "Auditor") as Trust's independent public accountants for the fiscal year ending December 31, 2003. A representative of the Auditor is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The Audit Committee of the Board has considered whether the provision of the services below is compatible with maintaining the Auditor's independence.

FEES PAID TO THE AUDITOR RELATED TO TRUST

     The Auditor billed Trust (consisting of twelve separate series portfolios) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................  $292,970
Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees*.............................................  $ 52,214
                                                              --------
Total Fees..................................................  $345,184
                                                              ========

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Trust.

FEES PAID TO THE AUDITOR NOT RELATED TO TRUST

     The Auditor billed AIM aggregate fees for professional services rendered for the 2002 fiscal year to AIM, or any affiliate that provided services to Trust, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees**............................................  $346,364
                                                              --------
Total Fees..................................................  $346,364
                                                              ========

---------------

** As required by SEC rules, All Other Fees includes amounts paid to the Auditor by your Fund's advisor and other related entities that provides support for the operations of Trust. All Other Fees include business advisory services performed for the selection of a transfer agent and its conversion. The services provided benefited many legal entities of AIM, including many other funds within the AIM Fund complex.

                                   EXHIBIT A

                                                               CORRESPONDING CLASSES OF
CLASSES OF SHARES OF YOUR FUND                                  SHARES OF BUYING FUND
------------------------------                                 ------------------------
Class A shares..............................................   Class A shares
Class B shares..............................................   Class B shares
Class C shares..............................................   Class C shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

AIM PREMIER EQUITY II FUND (YOUR FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................  -18.17%

2002...................................................................  -29.89%

     The Class A shares' year-to-date total return as of March 31, 2003 was -4.04%.

     During the period shown in the bar chart, the highest quarterly return was 15.53% (quarter ended December 31, 2001) and the lowest quarterly return was -24.82% (quarter ended September 30, 2001).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                          SINCE       INCEPTION
                                                              1 YEAR    INCEPTION       DATE
                                                              -------   ---------     ---------
Class A                                                                               08/31/00
  Return Before Taxes.......................................   (33.73)%  (27.69)%
  Return After Taxes on Distributions.......................   (33.73)   (27.72)
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................   (20.71)   (21.10)
S&P 500 Index(1)............................................   (22.09)   (19.69)(3)   08/31/00(3)
Lipper Multi-Cap Core Fund Index(2).........................   (21.74)   (18.76)(3)   08/31/00(3)

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Multi-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The Lipper Multi-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Core category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

(3) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

AIM PREMIER EQUITY FUND (BUYING FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   18.71%
1994...................................................................    3.28%
1995...................................................................   34.85%
1996...................................................................   14.52%
1997...................................................................   23.95%
1998...................................................................   32.76%
1999...................................................................   29.95%
2000...................................................................  -14.95%
2001...................................................................  -12.99%
2002...................................................................  -30.91%

     The Class A shares' year-to-date total return as of March 31, 2003 was -1.46%.

     During the periods shown in the bar chart, the highest quarterly return was 27.35% (quarter ended December 31, 1998) and the lowest quarterly return was -18.61% (quarter ended June 30, 2002).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                                        INCEPTION
                                                          1 YEAR   5 YEARS   10 YEARS     DATE
                                                          ------   -------   --------   ---------
Class A                                                                                 05/01/84
  Return Before Taxes...................................  (34.70)%  (3.58)%    6.94%
  Return After Taxes on Distributions                     (34.70)   (4.58)     5.41
  Return After Taxes on Distributions and Sale of Fund
     Shares.............................................  (21.30)   (2.52)     5.55
S&P 500(1)..............................................  (22.09)   (0.58)     9.34
Lipper Large-Cap Core Fund Index(2).....................  (21.23)   (0.74)     8.04

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual, after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compacted to the Standard & Poor's 500 Index.

                                   EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B and Class C shares of AIM Premier Equity Fund II ("Selling Fund"), and of Class A, Class B, Class C, Class R and Institutional Class shares of AIM Premier Equity Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided.

                                      SELLING FUND                                  BUYING FUND
                                    (AS OF 12/31/02)                             (AS OF 12/31/02)
                              -----------------------------   -------------------------------------------------------
                              CLASS A     CLASS B   CLASS C   CLASS A     CLASS B   CLASS C   CLASS R   INSTITUTIONAL
                              SHARES      SHARES    SHARES    SHARES      SHARES    SHARES    SHARES    CLASS SHARES
                              -------     -------   -------   -------     -------   -------   -------   -------------
SHAREHOLDER FEES
(fees paid directly from
 your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
   offering price)..........   5.50%       None      None      5.50%       None      None      None         None
Maximum Deferred Sales
 Charge (Load)
 (as a percentage of
   original purchase price
   or redemption proceeds,
   whichever is less).......   None(1)(2)  5.00%     1.00%     None(1)(2)  5.00%     1.00%     None(3)      None
ANNUAL FUND OPERATING
 EXPENSES(4)
(expenses that are deducted
 from fund assets)
Management Fees.............   0.75%       0.75%     0.75%     0.63%       0.63%     0.63%     0.63%        0.63%
Distribution and/or Service
 (12b-1) Fees...............   0.35%       1.00%     1.00%     0.25%       1.00%     1.00%     0.50%        0.00%
Other Expenses(5)...........   0.60%       0.60%     0.60%     0.31%       0.31%     0.31%     0.31%        0.05%
Total Annual Fund Operating
 Expenses(6)................   1.70%       2.35%     2.35%     1.19%       1.94%     1.94%     1.44%        0.68%

                                          BUYING FUND PRO FORMA COMBINED
                                                 (AS OF 12/31/02)
                              -------------------------------------------------------
                              CLASS A     CLASS B   CLASS C   CLASS R   INSTITUTIONAL
                              SHARES      SHARES    SHARES    SHARES    CLASS SHARES
                              -------     -------   -------   -------   -------------
SHAREHOLDER FEES
(fees paid directly from
 your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
   offering price)..........   5.50%       None      None      None         None
Maximum Deferred Sales
 Charge (Load)
 (as a percentage of
   original purchase price
   or redemption proceeds,
   whichever is less).......   None(1)(2)  5.00%     1.00%     None(3)      None
ANNUAL FUND OPERATING
 EXPENSES(4)
(expenses that are deducted
 from fund assets)
Management Fees.............   0.63%       0.63%     0.63%     0.63%        0.63%
Distribution and/or Service
 (12b-1) Fees...............   0.25%       1.00%     1.00%     0.50%        0.00%
Other Expenses(5)...........   0.31%       0.31%     0.31%     0.31%        0.05%
Total Annual Fund Operating
 Expenses(6)................   1.19%       1.94%     1.94%     1.44%        0.68%

---------------

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Other expenses for Class R shares of Buying Fund are based on estimated expenses for the current fiscal year.

(6) The investment advisor has agreed to waive a portion of the management fees on assets in excess of $5 billion. Total Annual Operating Fund Expenses of Buying Fund, net of this agreement, were 1.17%, 1.92%, 1.92%, 1.48% and 0.66% for Class A, Class B, Class C, Class R and Institutional Class shares, respectively. Termination of this agreement requires approval by the Board of Trustees.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in different classes of Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE    THREE     FIVE     TEN
                                                      YEAR   YEARS    YEARS    YEARS
                                                      ----   ------   ------   ------
SELLING FUND
Class A shares(1)
  Assuming complete redemption at end of period.....  $713   $1,056   $1,422   $2,448
  Assuming no redemption............................  $713   $1,056   $1,422   $2,448
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................  $738   $1,033   $1,455   $2,524
  Assuming no redemption(3).........................  $238   $  733   $1,255   $2,524
Class C shares
  Assuming complete redemption at end of
     period(2)......................................  $338   $  733   $1,255   $2,686
  Assuming no redemption............................  $238   $  733   $1,255   $2,686
BUYING FUND
Class A shares(1)
  Assuming complete redemption at end of period.....  $665   $  907   $1,168   $1,914
  Assuming no redemption............................  $665   $  907   $1,168   $1,914
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................  $697   $  909   $1,247   $2,070
  Assuming no redemption(3).........................  $197   $  609   $1,047   $2,070
Class C shares
  Assuming complete redemption at end of
     period(2)......................................  $297   $  609   $1,047   $2,264
  Assuming no redemption............................  $197   $  609   $1,047   $2,264
Class R shares
  Assuming complete redemption at end of period.....  $147   $  456   $  787   $1,742
  Assuming no redemption............................  $147   $  456   $  787   $1,742
Institutional Class shares
  Assuming complete redemption at end of period.....  $ 69   $  218   $  379   $  847
  Assuming no redemption............................  $ 69   $  218   $  379   $  847

                                                      ONE    THREE     FIVE     TEN
                                                      YEAR   YEARS    YEARS    YEARS
                                                      ----   ------   ------   ------
BUYING FUND -- PRO FORMA COMBINED
Class A shares(1)
  Assuming complete redemption at end of period.....  $665   $  907   $1,168   $1,914
  Assuming no redemption............................  $665   $  907   $1,168   $1,914
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................  $697   $  909   $1,247   $2,070
  Assuming no redemption(3).........................  $197   $  609   $1,047   $2,070
Class C shares
  Assuming complete redemption at end of
     period(2)......................................  $297   $  609   $1,047   $2,264
  Assuming no redemption............................  $197   $  609   $1,047   $2,264
Class R shares
  Assuming complete redemption at end of period.....  $147   $  456   $  787   $1,724
  Assuming no redemption............................  $147   $  456   $  787   $1,724
Investor Class shares
  Assuming complete redemption at end of period.....  $ 69   $  218   $  379   $  847
  Assuming no redemption............................  $ 69   $  218   $  379   $  847

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class A shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2002:

                                                                                         TOTAL
                               AGGREGATE     RETIREMENT BENEFITS   ESTIMATED ANNUAL   COMPENSATION
                             COMPENSATION      ACCRUED BY ALL       BENEFITS UPON     FROM ALL AIM
NAME OF TRUSTEE              FROM TRUST(1)      AIM FUNDS(2)        RETIREMENT(3)       FUNDS(4)
---------------              -------------   -------------------   ----------------   ------------
Frank S. Bayley............     $20,222           $142,800             $90,000          $150,000
Bruce L. Crockett..........     $20,094             50,132              90,000           149,000
Albert R. Dowden...........     $20,222             57,955              90,000           150,000
Edward K. Dunn, Jr. .......     $20,094             94,149              90,000           149,000
Jack M. Fields.............     $20,222             29,153              90,000           153,000
Carl Frischling(5).........     $20,222             74,511              90,000           150,000
Prema Mathai-Davis.........     $20,222             33,931              90,000           150,000
Lewis F. Pennock...........     $20,811             54,802              90,000           154,000
Ruth H. Quigley............     $20,222            142,502              90,000           153,000
Louis S. Sklar.............     $20,683             78,500              90,000           153,000

---------------

(1) Amounts shown are based on the fiscal year ended December 31, 2002. The total amount of compensation deferred by all trustees of Trust during the fiscal year ended December 31, 2002, including earnings, was $89,867.

(2) During the fiscal year ended December 31, 2002, the total amount of expenses allocated to Trust in respect of such retirement benefits was $102,009.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of 17 registered investment companies advised by AIM.

(5) During the fiscal year ended December 31, 2002, Trust paid $64,893 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of Trust. Mr. Frischling is a partner of such firm.

                                   EXHIBIT E

                               OFFICERS OF TRUST

     The following table provides information with respect to the current officers of Trust. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

NAME, YEAR OF BIRTH AND             OFFICER
POSITION(S) HELD WITH TRUST          SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------         -------      -------------------------------------------
Robert H. Graham -- 1946..........   1997     Director and Chairman, A I M Management Group Inc.
  Chairman and President                      (financial services holding company); and Director
                                              and Vice Chairman, AMVESCAP PLC (parent of AIM and
                                              a global investment management firm) and Chairman,
                                              AMVESCAP PLC -- AIM Division; formerly, President
                                              and Chief Executive Officer, A I M Management
                                              Group Inc.; Director, Chairman and President,
                                              A I M Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M Capital
                                              Management, Inc. (registered investment advisor),
                                              A I M Distributors, Inc. (registered broker
                                              dealer), A I M Fund Services, Inc. (registered
                                              transfer agent), and Fund Management Company
                                              (registered broker dealer); and Chief Executive
                                              Officer, AMVESCAP PLC -- Managed Products
Mark H. Williamson -- 1951........   2003     Director, President and Chief Executive Officer,
  Executive Vice President                    A I M Management Group Inc.; Director, Chairman
                                              and President, A I M Advisors, Inc. (registered
                                              investment advisor); Director, A I M Distributors,
                                              Inc. (registered broker dealer); and Chief
                                              Executive Officer of the AIM Division of AMVESCAP
                                              PLC (2003-present); formerly, Chief Executive
                                              Officer, Managed Products Division, AMVESCAP PLC
                                              (2001-2002); Chairman of the Board (1998-2002),
                                              President (1998-2002) and Chief Executive Officer
                                              (1998-2002) of INVESCO Funds Group, Inc.
                                              (registered investment advisor) and INVESCO
                                              Distributors, Inc. (registered broker dealer);
                                              Chief Operating Officer and Chairman of the Board
                                              of INVESCO Global Health Sciences Fund; Chairman
                                              and Chief Executive Officer of NationsBanc
                                              Advisors, Inc.; and Chairman of NationsBanc
                                              Investments, Inc.
Kevin M. Carome -- 1956...........   2003     Director, Senior Vice President and General
  Senior Vice President                       Counsel, A I M Management Group Inc. (financial
                                              services holding company) and A I M Advisors,
                                              Inc.; and Vice President, A I M Capital
                                              Management, Inc., A I M Distributors, Inc. and
                                              A I M Fund Services; Director, Vice President and
                                              General Counsel, Fund Management Company
Gary T. Crum -- 1947..............   1997     Director, Chairman and Director of Investments,
  Senior Vice President                       A I M Capital Management, Inc.; Director and
                                              Executive Vice President, A I M Management Group,
                                              Inc.; Director and Senior Vice President, A I M
                                              Advisors, Inc.; and Director, A I M Distributors,
                                              Inc. and AMVESCAP PLC; formerly Chief Executive
                                              Officer and President, A I M Capital Management,
                                              Inc.

NAME, YEAR OF BIRTH AND             OFFICER
POSITION(S) HELD WITH TRUST          SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------         -------      -------------------------------------------
Robert G. Alley -- 1948...........   1997     Managing Director and Chief Fixed Income Officer,
  Vice President                              A I M Capital Management, Inc. and Vice President,
                                              A I M Advisors, Inc.
Stuart W. Coco -- 1955............   1997     Managing Director and Chief Research
  Vice President                              Officer -- Fixed Income, A I M Capital Management,
                                              Inc.; and Vice President, A I M Advisors, Inc.
Melville B. Cox -- 1943...........   1997     Vice President and Chief Compliance Officer, A I M
  Vice President                              Advisors, Inc. and A I M Capital Management, Inc.;
                                              and Vice President, A I M Fund Services, Inc.
Karen Dunn Kelley -- 1960.........   1997     Senior Vice President, A I M Capital Management,
  Vice President                              Inc.; Director and President, Fund Management
                                              Company; and Vice President, A I M Advisors, Inc.
Edgar M. Larsen -- 1940...........   1999     Vice President, A I M Advisors, Inc.; and
  Vice President                              President, Chief Executive Officer and Chief
                                              Investment Officer, A I M Capital Management, Inc.
Dana R. Sutton -- 1959............   1997     Vice President and Fund Treasurer, A I M Advisors,
  Vice President and Treasurer                Inc.
Nancy L. Martin -- 1957...........   2003     Vice President, A I M Advisors, Inc.; and Vice
  Secretary                                   President and General Counsel, A I M Capital
                                              Management, Inc.

                                   EXHIBIT F

                        SECURITY OWNERSHIP OF MANAGEMENT

     To the best knowledge of Trust, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of beneficial interest of each class of each series portfolio of Trust by the trustees, nominees, and current executive officers of Trust.

                                                                           NUMBER OF SHARES
                                                                          OWNED BENEFICIALLY
                                                    SERIES AND CLASS   AND PERCENTAGE OF CLASS*
                                                    ----------------   ------------------------
Frank S. Bayley...................................
Bruce L. Crockett.................................
Albert R. Dowden..................................
Edward K. Dunn, Jr. ..............................
Jack M. Fields....................................
Carl Frischling...................................
Robert H. Graham..................................
Prema Mathai-Davis................................
Lewis F. Pennock..................................
Ruth H. Quigley...................................
Louis S. Sklar....................................
Mark H. Williamson................................
Bob R. Baker......................................
James T. Bunch....................................
Gerald J. Lewis...................................
Larry Soll, Ph.D. ................................
Kevin M. Carome...................................
Gary T. Crum......................................
Robert G. Alley...................................
Stuart W. Coco....................................
Melville B. Cox...................................
Karen Dunn Kelley.................................
Edgar M. Larsen...................................
Dana R. Sutton....................................
Nancy L. Martin...................................

---------------

* To the best knowledge of Trust, the ownership of shares of each series portfolio of Trust by trustees, nominees, and current executive officers of Trust as a group constituted less than 1% of each class of each series portfolio of Trust as of July 25, 2003.

                                   EXHIBIT G

                        TRUSTEE OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex:

                                                                      AGGREGATE DOLLAR RANGE OF
                                                                      EQUITY SECURITIES IN ALL
                                                                        REGISTERED INVESTMENT
                                          DOLLAR RANGE OF EQUITY    COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE                           SECURITIES IN YOUR FUND    IN THE AIM FUNDS COMPLEX(1)
---------------                           -----------------------   -----------------------------
INTERESTED TRUSTEES
Robert H. Graham........................           None                       Over $100,000
Mark H. Williamson......................           None                   $10,001 - $50,000
INDEPENDENT TRUSTEES
Frank S. Bayley.........................           None                   $10,001 - $50,000
Bruce L. Crockett.......................           None                        $1 - $10,000
Albert R. Dowden........................           None                  $50,001 - $100,000
Edward K. Dunn, Jr.(1)..................           None                       Over $100,000
Jack M. Fields(1).......................           None                       Over $100,000
Carl Frischling(1)......................           None                       Over $100,000
Prema Mathai-Davis(1)...................           None                       Over $100,000
Lewis F. Pennock........................           None                  $50,001 - $100,000
Ruth H. Quigley.........................           None                        $1 - $10,000
Louis S. Sklar(1).......................           None                       Over $100,000
INDEPENDENT NOMINEES
Bob R. Baker............................           None                                None
James T. Bunch..........................           None                                None
Gerald J. Lewis.........................           None                                None
Larry Soll, Ph.D........................           None                                None

---------------

(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   EXHIBIT H

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of July 25, 2003, there were the following number of shares outstanding of each class of your Fund:

Class A shares
  [ADD]
Class B shares
  [ADD]
Class C shares
  [ADD]

                                   EXHIBIT I

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                   CLASS OF    NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                    SHARES    SHARES OWNED    OF RECORD*
----------------                                   --------   ------------   -------------


---------------

* Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT J

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Trust owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                   CLASS OF    NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                    SHARES    SHARES OWNED    OF RECORD*
----------------                                   --------   ------------   -------------


---------------

* Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                             PLAN OF REORGANIZATION
                                      FOR
                          AIM PREMIER EQUITY FUND II,
                            A SEPARATE PORTFOLIO OF
                                AIM FUNDS GROUP
                                 JULY 30, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................   I-1
SECTION 1.1.      Definitions.................................................   I-1

ARTICLE 2  TRANSFER OF ASSETS.................................................   I-3
SECTION 2.1.      Reorganization of Selling Fund..............................   I-3
SECTION 2.2.      Computation of Net Asset Value..............................   I-4
SECTION 2.3.      Valuation Date..............................................   I-4
SECTION 2.4.      Delivery....................................................   I-4
SECTION 2.5.      Termination of Series.......................................   I-4
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-5
SECTION 2.7.      Investment Securities.......................................   I-5
SECTION 2.8.      Liabilities.................................................   I-5

ARTICLE 3  CONDITIONS PRECEDENT WITH RESPECT TO BUYING FUND...................   I-5
SECTION 3.1.      Registration and Regulation of Selling Fund.................   I-5
SECTION 3.2.      Selling Fund Financial Statements...........................   I-5
SECTION 3.3.      No Material Adverse Changes; Contingent Liabilities.........   I-6
SECTION 3.4.      Selling Fund Shares; Business Operations....................   I-6
SECTION 3.5.      Accountants.................................................   I-6
SECTION 3.6.      Binding Obligation..........................................   I-6
SECTION 3.7.      No Breaches or Defaults.....................................   I-7
SECTION 3.8.      Permits.....................................................   I-7
SECTION 3.9.      No Actions, Suits or Proceedings............................   I-7
SECTION 3.10.     Contracts...................................................   I-7
SECTION 3.11.     Properties and Assets.......................................   I-7
SECTION 3.12.     Taxes.......................................................   I-7
SECTION 3.13.     Benefit and Employment Obligations..........................   I-8
SECTION 3.14.     Voting Requirements.........................................   I-8
SECTION 3.15.     State Takeover Statutes.....................................   I-8
SECTION 3.16.     Books and Records...........................................   I-8
SECTION 3.17.     Prospectus and Statement of Additional Information..........   I-8
SECTION 3.18.     No Distribution.............................................   I-8
SECTION 3.19.     Liabilities of Selling Fund.................................   I-8
SECTION 3.20.     Shareholder Expenses........................................   I-9

ARTICLE 4  CONDITIONS PRECEDENT WITH RESPECT TO SELLING FUND..................   I-9
SECTION 4.1.      Registration and Regulation of Buying Fund..................   I-9
SECTION 4.2.      Buying Fund Financial Statements............................   I-9
SECTION 4.3.      No Material Adverse Changes; Contingent Liabilities.........   I-9
SECTION 4.4.      Registration of Buying Fund Shares..........................   I-9
SECTION 4.5.      Accountants.................................................  I-10
SECTION 4.6.      Binding Obligation..........................................  I-10
SECTION 4.7.      No Breaches or Defaults.....................................  I-10
SECTION 4.8.      Permits.....................................................  I-10
SECTION 4.9.      No Actions, Suits or Proceedings............................  I-11
SECTION 4.10.     Taxes.......................................................  I-11

                                                                                PAGE
                                                                                ----
SECTION 4.11.     Representations Concerning the Reorganization...............  I-11
SECTION 4.12.     Prospectus and Statement of Additional Information..........  I-12

ARTICLE 4A  CONDITIONS PRECEDENT WITH RESPECT TO EACH FUND....................  I-12
SECTION 4A.1.     No Governmental Actions.....................................  I-12
SECTION 4A.2.     No Brokers..................................................  I-12
SECTION 4A.3.     Value of Shares.............................................  I-12
SECTION 4A.4.     Intercompany Indebtedness; Consideration....................  I-12
SECTION 4A.5.     Authorizations or Consents..................................  I-12
SECTION 4A.6.     No Bankruptcy Proceedings...................................  I-12

ARTICLE 5  COVENANTS..........................................................  I-13
SECTION 5.1.      Conduct of Business.........................................  I-13
SECTION 5.2.      Expenses....................................................  I-13
SECTION 5.3.      Consents, Approvals and Filings.............................  I-13
SECTION 5.4.      Submission of Plan to Shareholders..........................  I-13

ARTICLE 6  FURTHER CONDITIONS PRECEDENT TO THE REORGANIZATION.................  I-13
SECTION 6.1.      Further Conditions Precedent with respect to Both Funds.....  I-13

ARTICLE 7  TERMINATION OF AGREEMENT...........................................  I-14
SECTION 7.1.      Termination.................................................  I-14
SECTION 7.2.      Survival After Termination..................................  I-15

ARTICLE 8  MISCELLANEOUS......................................................  I-15
SECTION 8.1.      Governing Law...............................................  I-15
SECTION 8.2.      Binding Effect, Persons Benefiting..........................  I-15
SECTION 8.3.      Obligations of Trust........................................  I-15
SECTION 8.4.      Amendments..................................................  I-15
SECTION 8.5.      Interpretation..............................................  I-15
SECTION 8.6.      Successors and Assigns; Assignment..........................  I-15


Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.3      Certain Contingent Liabilities of Selling Fund
Schedule 3.4(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.3      Certain Contingent Liabilities of Buying Fund
Schedule 4.4(a)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Trust is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.1(i)   Tax Opinions

                             PLAN OF REORGANIZATION

     PLAN OF REORGANIZATION, dated as of July 30, 2003 (this "Plan"), is adopted by AIM Funds Group, a Delaware statutory trust ("Trust"), acting on behalf of AIM Premier Equity Fund II ("Selling Fund") and AIM Premier Equity Fund ("Buying Fund"), each a separate series of Trust.

                                   WITNESSETH

     WHEREAS, Trust is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund and Buying Fund, for sale to the public; and

     WHEREAS, Investment Adviser (as defined below) provides investment advisory services to Trust; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Trust of shares of Buying Fund in the manner set forth in this Plan; and

     WHEREAS, this Plan is intended to be and is adopted by Trust as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the Code (as defined below); and

     WHEREAS, Trust is duly organized, validly existing and in good standing under Applicable Law (as defined below), with all requisite power and authority to adopt this Plan and perform its obligations hereunder.

     NOW, THEREFORE, Trust hereby adopts the following:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Plan, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Applicable Law" means the applicable laws of the State of Delaware, including the Delaware Statutory Trust Act.

     "Auditors" means PricewaterhouseCoopers LLP.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Trust on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or trustee of Trust.

     "Buying Fund" means AIM Premier Equity Fund, a separate series of Trust.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended December 31, 2002.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Plan.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Plan.

     "Closing Date" means October 27, 2003, or any other date Trust determines.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of either Fund, the classes of their shares set forth opposite each other on
Schedule 2.1.

     "Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

     "Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of each Fund.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Fund" means Buying Fund or Selling Fund.

     "Governing Documents" means the organic documents that govern the business and operations of Trust and shall include its Amended and Restated Agreement and Declaration of Trust, as amended, and Amended and Restated Bylaws, as amended.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Adviser" means A I M Advisors, Inc.

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.8 of this Plan.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Plan" means this Plan of Reorganization, together with all Exhibits and Schedules attached hereto and all amendments hereto and thereof.

     "Registration Statement" means the registration statement on Form N-1A of Trust, as amended, 1940 Act Registration No. 811-1540.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Trust of Buying Fund Shares directly to Selling Fund Shareholders as described in this Plan, and the termination of Selling Fund's status as a designated series of shares of Trust.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Selling Fund" means AIM Premier Equity Fund II, a separate series of
Trust.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended December 31, 2002.

     "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents to consider and vote upon the approval of this Plan, and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Trust.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or any other date Trust determines.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Trust" means AIM Funds Group, a Delaware statutory trust.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Plan.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Custodian for the account of Buying Fund in exchange for the assumption by

Buying Fund of all of the Liabilities of Selling Fund and delivery by Trust directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Plan shall be computed in accordance with the policies and procedures of Selling Fund as described in the Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Plan shall be made by Trust.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Plan have been consummated), to be distributed to Selling Fund Shareholders under this Plan.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Trust shall instruct Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Custodian. Such transfer of assets (which shall be treated for all purposes hereof as delivery thereof by Trust on Selling Fund's behalf to Custodian for Buying Fund's account) shall be made on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Custodian.

     (b) If, on the Closing Date, Trust is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Trust shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Custodian, including brokers' confirmation slips.

     SECTION 2.5. Termination of Series. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of

Trust shall be terminated; provided, however, that the termination of Selling Fund as a designated series of Trust shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Trust. Trust shall provide instructions to the transfer agent of Trust with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Trust shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Trust shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Trust for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Trust.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Trust shall prepare a list setting forth the securities Selling Fund then owns together with the respective Federal income tax bases thereof (including detailed tax basis accounting records for each security to be transferred pursuant to this Plan) and holding periods therefor. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                CONDITIONS PRECEDENT WITH RESPECT TO BUYING FUND

     Trust's obligations to implement this Plan on Buying Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date, any one or more of which Trust may waive:

     SECTION 3.1. Registration and Regulation of Selling Fund. All Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Trust to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.2. Selling Fund Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.3. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Trust. Except as set forth on Schedule 3.3, (a) there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles and (b) no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements which are required to be disclosed in accordance with those principles.

     SECTION 3.4.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than 50% of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this
Section 3.4(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.4(d).

     (e) Trust does not have, and has not had during the six (6) months prior to the date of this Plan, any employees, and shall not hire any employees from and after the date of this Plan through the Closing Date.

     SECTION 3.5. Accountants. Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year ended on the date of the most recent financial statements included in the Selling Fund Financial Statements, are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.6. Binding Obligation. This Plan has been duly adopted by Trust on behalf of Selling Fund and, assuming this Plan has been duly approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Trust enforceable against Trust in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.7. No Breaches or Defaults. The adoption of this Plan by Trust on behalf of Selling Fund and performance by Trust of its obligations hereunder has been duly authorized by all necessary corporate action on the part of Trust, other than approval by the shareholders of Selling Fund, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Trust is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Trust or any property of Selling Fund.

     SECTION 3.8. Permits. Trust has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Trust there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.9. No Actions, Suits or Proceedings. There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Trust, threatened in writing or, if probable of assertion, orally, against Trust affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Trust's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Trust is not, and has not been, to the knowledge of Trust, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.10. Contracts. Trust is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Trust there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.11. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.12.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the

Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Trust will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 2002, and for the short taxable year beginning on January 1, 2003, and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended December 31, 2002, and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.13. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.14. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Plan and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Trust.

     SECTION 3.15. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Plan or any of the transactions contemplated by this Plan.

     SECTION 3.16. Books and Records. The books and records of Trust relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.17. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.18. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Plan.

     SECTION 3.19. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.20. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

                                   ARTICLE 4

               CONDITIONS PRECEDENT WITH RESPECT TO SELLING FUND

     Trust's obligations to implement this Plan on Selling Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date, any one or more of which Trust may waive:

     SECTION 4.1. Registration and Regulation of Buying Fund. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.2. Buying Fund Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.3. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Trust. Except as set forth on Schedule 4.3, (a) there are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles and (b) no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with those principles.

     SECTION 4.4.  Registration of Buying Fund Shares.

     (a) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.4(a). Under its Governing Documents, Trust is authorized to issue the number of shares of each such class that is set forth on Schedule 4.4(a).

     (b) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Trust then in effect.

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Trust's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Trust on Selling Fund's behalf for inclusion in the Combined Proxy Statement/Prospectus.

     (e) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Trust to revoke or rescind any such registration or qualification.

     SECTION 4.5. Accountants. Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year ended on the date of the most recent financial statements included in the Buying Fund Financial Statements, are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.6. Binding Obligation. This Plan has been duly adopted by Trust on behalf of Buying Fund and constitutes the legal, valid and binding obligation of Trust enforceable against Trust in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.7. No Breaches or Defaults. The adoption of this Plan by Trust on behalf of Buying Fund and performance by Trust of its obligations hereunder have been duly authorized by all necessary trust action on the part of Trust and
(i) do not, and on the Closing Date will not, result in any violation of the Governing Documents and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Trust is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Trust or any property of Buying Fund.

     SECTION 4.8. Permits. Trust has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Trust there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.9. No Actions, Suits or Proceedings. There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Trust, threatened in writing or, if probable of assertion, orally, against Trust affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Trust's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Trust is not, and has not been, to the knowledge of Trust, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.10.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.11.  Representations Concerning the Reorganization.

     (a) Trust has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.11(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.4(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.11(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.4(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.12. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

                                   ARTICLE 4A

                 CONDITIONS PRECEDENT WITH RESPECT TO EACH FUND

     Trust's obligations to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date, any one or more of which Trust may waive:

     SECTION 4A.1. No Governmental Actions. There is no pending action, suit or proceeding, nor, to the knowledge of Trust, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Trust before any Governmental Authority which questions the validity or legality of this Plan or of the transactions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     SECTION 4A.2. No Brokers. No broker, finder or similar intermediary has acted for or on behalf of Trust in connection with this Plan or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Trust or any action taken by it.

     SECTION 4A.3. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4A.4. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

     SECTION 4A.5. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Plan, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Trust in connection with the due adoption by Trust of this Plan and the consummation by Trust of the transactions contemplated hereby.

     SECTION 4A.6. No Bankruptcy Proceedings. Trust is not, with respect to either Fund, under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1. Conduct of Business. From the date of this Plan up to and including the Closing Date (or, if earlier, the date upon which this Plan is terminated pursuant to Article 7), Trust shall conduct the business of each Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of each Fund in the ordinary course in all material respects; provided, however, that this Section 5.1 shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.4(d) or any of the combinations of funds set forth on Schedule 5.1.

     SECTION 5.2. Expenses. Selling Fund shall bear the costs and expenses incurred in connection with this Plan and the Reorganization and other transactions contemplated hereby.

     SECTION 5.3. Consents, Approvals and Filings. Trust shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Delaware Statutory Trust Act, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Plan. In addition, Trust shall use its reasonable best efforts (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Trust shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.4. Submission of Plan to Shareholders. Trust shall take all action necessary in accordance with Applicable Law and its Governing Documents to convene the Shareholders Meeting. Trust shall, through its Board of Trustees, recommend to the shareholders of Selling Fund approval of this Plan and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Trust. Trust shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

                                   ARTICLE 6

               FURTHER CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Further Conditions Precedent with Respect to Both Funds. The obligation of Trust to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived by Trust.

     (a) Trust shall have complied with and satisfied in all material respects all agreements and conditions relating to each Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (b) There shall be delivered at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Trust, in such individual's capacity as an officer of Trust and not as an individual, to the effect that the condition specified in Section 6.1(a) has been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Trust certifying as to the accuracy and completeness of the attached Governing Documents of Trust, and resolutions, consents and authorizations of or regarding Trust with respect to the adoption of this Plan and the transactions contemplated hereby.

     (c) The dividend or dividends described in the last sentence of Section 3.12(a) shall have been declared.

     (d) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date, from Governmental Authorities in connection with the adoption of this Plan and the consummation of the transactions contemplated herein by Trust shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (e) This Plan, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

     (f) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.1(f), assets used by Selling Fund to pay the expenses it incurs in connection with this Plan and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Plan shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (g) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the Trust shall use reasonable efforts to have any such order or injunction vacated.

     (h) The Registration Statement on Form N-14 filed by Trust with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (i) Trust shall have received on or before the Closing Date an opinion of Counsel in form and substance reasonably acceptable to Trust, as to the matters set forth on Schedule 6.1(i). In rendering such opinion, Counsel may request and rely upon representations contained in certificates of officers of Trust and others, and the officers of Trust shall use their best efforts to make available such truthful certificates.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Plan may be terminated by Trust on or prior to the Closing Date:

          (a) if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund;

          (b) if the Closing Date shall not be on or before the Termination
     Date;

          (c) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.4; or

          (d) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Plan is terminated in accordance with Section 7.1 and the Reorganization is not consummated, this Plan shall become void and of no further force and effect with respect to the Reorganization and each Fund, except for the provisions of Section 5.2.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Governing Law. This Plan shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.2. Binding Effect, Persons Benefiting. This Plan shall inure to the benefit of and be binding upon Trust and its successors and assigns. Nothing in this Plan is intended or shall be construed to confer upon any entity or Person other than Trust and its successors and assigns any right, remedy or claim under or by reason of this Plan or any part hereof.

     SECTION 8.3. Obligations of Trust. Trust hereby acknowledges and agrees that each of Buying Fund and Selling Fund is a separate investment portfolio of Trust, that Trust is executing this Plan on behalf of each of Buying Fund and Selling Fund, and that any amounts payable by Trust under or in connection with this Plan shall be payable solely from the revenues and assets of Buying Fund or Selling Fund, as applicable. Trust further acknowledges and agrees that this Plan has been executed by a duly authorized officer of Trust in his or her capacity as an officer of Trust intending to bind Trust as provided herein, and that no officer, trustee or shareholder of Trust shall be personally liable for the liabilities or obligation of Trust incurred hereunder. Finally, Trust acknowledges and agrees that the liabilities and obligations of Selling Fund pursuant to this Plan shall be enforceable against the assets of Buying Fund or Selling Fund, as applicable, only and not against the assets of Trust generally or assets belonging to any other series of Trust.

     SECTION 8.4. Amendments. This Plan may be amended, altered or modified at any time in any manner by Trust's Board of Trustees.

     SECTION 8.5. Interpretation. When a reference is made in this Plan to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Plan unless otherwise indicated. The table of contents and headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan. Whenever the words "include," "includes" or "including" are used in this Plan, they shall be deemed to be followed by the words "without limitation." Each condition contained in Articles 3, 4 or 4A that relates to a general category of a subject matter shall be deemed superseded by a specific condition relating to a subcategory thereof to the extent of such specific condition.

     SECTION 8.6. Successors and Assigns; Assignment. This Plan shall be binding upon and inure to the benefit of Trust, on behalf of Selling Fund and Buying Fund, and its respective successors and assigns. Trust expressly acknowledges and agrees that this Plan shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.4(d).

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                                CORRESPONDING CLASSES OF
CLASSES OF SHARES OF SELLING FUND                                SHARES OF BUYING FUND
---------------------------------                               ------------------------
Class A shares..............................................   Class A shares
Class B shares..............................................   Class B shares
Class C shares..............................................   Class C shares
                                                               Class R shares
                                                               Institutional Class shares

                                  SCHEDULE 3.3

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.4(d)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                               CORRESPONDING NEW FUNDS
-------------                                               -----------------------
AIM ADVISOR FUNDS................................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST)                         (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund...............  AIM International Core Equity Fund
AIM Real Estate Fund.............................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC. ...................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
AIM European Growth Fund.........................  AIM European Growth Fund

INVESCO BOND FUNDS, INC. ........................  AIM BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund..........................  INVESCO High Yield Fund
INVESCO Select Income Fund.......................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund.......................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund..........  INVESCO U.S. Government Securities Fund

INVESCO COMBINATION STOCK & BOND FUNDS, INC. ....  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund............................  INVESCO Balanced Fund
INVESCO Total Return Fund........................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC. ............  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund...........................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC. ...............  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO European Fund............................  INVESCO European Fund
INVESCO International Blue Chip Value Fund.......  INVESCO International Blue Chip Value Fund

INVESCO MONEY MARKET FUNDS, INC. ................  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund.......................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund......................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC. ......................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund..............................  INVESCO Energy Fund
INVESCO Financial Services Fund..................  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund.............  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund..........................  INVESCO Technology Fund
INVESCO Telecommunications Fund..................  INVESCO Telecommunications Fund
INVESCO Utilities Fund...........................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC. .......................  AIM STOCK FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund..............................  INVESCO Growth Fund
INVESCO Growth & Income Fund.....................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund........................  INVESCO Value Equity Fund

                                  SCHEDULE 4.3

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.4(a)

                                                              NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                               TRUST IS AUTHORIZED TO ISSUE
--------------------------------                              ------------------------------
Class A shares..............................................            Unlimited
Class B shares..............................................            Unlimited
Class C shares..............................................            Unlimited
Class R shares..............................................            Unlimited
Institutional Class shares..................................            Unlimited

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

                                SCHEDULE 6.1(i)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II

                     AIM PREMIER EQUITY FUND

                     May 1, 2003




                     Prospectus

                     AIM Premier Equity Fund seeks to achieve long-term growth of capital. Income is a secondary objective.

                     --------------------------------------------------------

                     This prospectus contains important information about Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in equity securities, including convertible securities. In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of these categories.

    The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment in the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   18.71%
1994...................................................................    3.28%
1995...................................................................   34.85%
1996...................................................................   14.52%
1997...................................................................   23.95%
1998...................................................................   32.76%
1999...................................................................   29.95%
2000...................................................................  -14.95%
2001...................................................................  -12.99%
2002...................................................................  -30.91%


    The Class A shares' year-to-date total return as of March 31, 2003 was -1.46%.

    During the periods shown in the bar chart, the highest quarterly return was 27.35% (quarter ended December 31, 1998) and the lowest quarterly return was -18.61% (quarter ended June 30, 2002).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
------------------------------------------------------------------------------------------
Class A                                                                          05/01/84
  Return Before Taxes            (34.70)%   (3.58)%     6.94%          --
  Return After Taxes on
    Distributions                (34.70)    (4.58)      5.41           --
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                  (21.30)    (2.52)      5.55           --
Class B                                                                          10/18/93
  Return Before Taxes            (34.79)    (3.52)        --         5.42%
Class C                                                                          08/04/97
  Return Before Taxes            (32.11)    (3.22)        --        (3.00)
Class R(2)                                                                       05/01/84(2)
  Return Before Taxes            (31.08)    (2.72)      7.28           --
------------------------------------------------------------------------------------------
S&P 500(3)                       (22.09)    (0.58)      9.34           --              --
Lipper Large-Cap Core Fund
  Index(4)                       (21.23)    (0.74)      8.04           --              --
------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual, after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compacted to the Standard & Poor's 500 Index.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%      None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.63%     0.63%     0.63%     0.63%

Distribution and/or
Service (12b-1) Fees                        0.25      1.00      1.00      0.50

Other Expenses(5)                           0.31      0.31      0.31      0.31

Total Annual Fund
Operating Expenses(6)                       1.19      1.94      1.94      1.44
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.
(6) The investment advisor has agreed to waive a portion of the management fees on assets in excess of $5 billion. Total Annual Fund Operating Expenses, net of this agreement were 1.17%, 1.92%, 1.92% and 1.48% for Class A, Class B, Class C and Class R, respectively. Termination of this agreement requires approval by the Board of Trustees.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $665     $907     $1,168     $1,914
Class B                                      697      909      1,247      2,070
Class C                                      297      609      1,047      2,264
Class R                                      147      456        787      1,724
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $665     $907     $1,168     $1,914
Class B                                      197      609      1,047      2,070
Class C                                      197      609      1,047      2,264
Class R                                      147      456        787      1,724
--------------------------------------------------------------------------------

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2002, the advisor received compensation of 0.61% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Robert A. Shelton (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a senior portfolio manager for Waddell & Reed.

- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1991.

- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

- Kellie K. Veazey, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the adviser and/or its affiliates since 1995.

    They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Premier Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002, 2001 and 2000 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for prior fiscal years or periods was audited by other public accountants.


                                                                                CLASS A
                                            -------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                               2002             2001         2000(a)             1999(a)          1998(a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.87       $    12.51    $     16.28         $     13.40       $    10.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.01)(b)         0.00          (0.04)(b)           (0.01)            0.03
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.35)           (1.63)         (2.42)               3.97             3.46
===========================================================================================================================
    Total from investment operations             (3.36)           (1.63)         (2.46)               3.96             3.49
===========================================================================================================================
Less distributions:
  Dividends from net investment income              --               --             --                  --            (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --            (0.01)         (1.31)              (1.08)           (0.87)
===========================================================================================================================
    Total distributions                             --            (0.01)         (1.31)              (1.08)           (0.90)
===========================================================================================================================
Net asset value, end of period              $     7.51       $    10.87    $     12.51         $     16.28       $    13.40
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                 (30.91)%         (12.99)%       (14.95)%             29.95%           32.76%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,642,361       $8,502,699    $11,223,504         $12,640,073       $8,823,094
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.17%(d)         1.08%          1.00%               1.00%            1.00%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.19%(d)         1.12%          1.04%               1.02%            1.02%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.08)%(d)       (0.03)%        (0.11)%             (0.09)%           0.26%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                             36%              38%            67%                 66%             113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $6,300,168,423.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                               CLASS B
                                            -----------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                               2002             2001         2000(a)           1999(a)          1998(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.30       $    11.94    $     15.73       $     13.08       $    10.63
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.07)(b)        (0.09)         (0.31)(b)         (0.13)(b)        (0.06)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.16)           (1.54)         (2.17)             3.86             3.38
=========================================================================================================================
    Total from investment operations             (3.23)           (1.63)         (2.48)             3.73             3.32
=========================================================================================================================
Less distributions from net realized
  gains                                             --            (0.01)         (1.31)            (1.08)           (0.87)
=========================================================================================================================
Net asset value, end of period              $     7.07       $    10.30    $     11.94       $     15.73       $    13.08
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                 (31.36)%         (13.61)%       (15.65)%           28.94%           31.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,274,489       $9,186,980    $12,491,366       $14,338,087       $9,680,068
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.92%(d)         1.84%          1.77%             1.79%            1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.94%(d)         1.88%          1.81%             1.81%            1.82%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.84)%(d)       (0.79)%        (0.89)%           (0.88)%          (0.54)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                             36%              38%            67%               66%             113%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $6,373,195,661.


                                                                          CLASS C
                                            -------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------
                                              2002           2001       2000(a)         1999(a)        1998(a)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  10.31       $  11.95    $    15.74       $  13.09       $  10.63
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.07)(b)      (0.09)        (0.31)(b)      (0.13)(b)      (0.06)(b)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (3.17)         (1.54)        (2.17)          3.86           3.39
===============================================================================================================
    Total from investment operations           (3.24)         (1.63)        (2.48)          3.73           3.33
===============================================================================================================
Less distributions from net realized
  gains                                           --          (0.01)        (1.31)         (1.08)         (0.87)
===============================================================================================================
Net asset value, end of period              $   7.07       $  10.31    $    11.95       $  15.74       $  13.09
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                               (31.43)%       (13.60)%      (15.62)%        28.92%         31.72%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $444,901       $943,211    $1,262,192       $860,859       $212,095
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              1.92%(d)       1.84%         1.77%          1.79%          1.80%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                           1.94%(d)       1.88%         1.81%          1.81%          1.82%
===============================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(d)     (0.79)%       (0.88)%        (0.88)%        (0.54)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                           36%            38%           67%            66%           113%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d) Ratios are based on average daily net assets of $657,827,376.

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                        CLASS R
                                                                -----------------------
                                                                     JUNE 3, 2002
                                                                (DATES SALES COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2002
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  9.16
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            (0.02)(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (1.64)
=======================================================================================
    Total from investment operations                                      (1.66)
=======================================================================================
Net asset value, end of period                                          $  7.50
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                          (18.12)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $   207
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         1.48%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                      1.50%(c)
=======================================================================================
Ratio of net investment income (loss) to average net assets               (0.40)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                      36%
_______________________________________________________________________________________
=======================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $84,957.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                            -----------------------
                            AIM PREMIER EQUITY FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM PREMIER EQUITY FUND
 SEC 1940 Act file number: 811-1540
------------------------------------

AIMinvestments.com               PEQ-PRO-1

                                                                    APPENDIX III


                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BEAR MARKET PERSISTS
THROUGHOUT FISCAL YEAR

The year 2002 was a rough one for equity investing, and also difficult in particular for our fund's investment style. Volatility and uncertainty increased throughout the year in the economy and markets.

   Regrettably, these events again took their toll on fund performance, which retreated for the third consecutive year. The fund also posted returns lower than major market indexes, as shown on page 6 of this report.

RELEVANT MARKET CONDITIONS

Stocks suffered for much of the year as the bear market lingered throughout the year. The economy was helped by strong consumer confidence and retail sales for much of the year. Both auto and home sales were also strong during 2002. But investors remained cautious as reports of accounting and corporate governance misdeeds dominated front-page headlines.

    After experiencing negative Gross Domestic Product growth in mid 2001, the economy rebounded and showed accelerating growth through early 2002. Real GDP in the first quarter grew in excess of 5% on an annualized basis. Growth decelerated in the middle part of 2002, with growth in the second quarter coming in at only 1.25%.

    Markets followed these trends in the economy. They held steady in the first quarter, and declined in the second and third quarters as concerns arose about the deceleration in the economy. The fourth quarter was a good one for equity markets as expectations grew that the economic deceleration had ended.

    After holding short-term interest rates at 1.75% until November, the Federal Reserve Board (the Fed) cut the bank overnight rate by 50 basis points to 1.25%. This was the Fed's only interest rate cut during 2002, yet investor reaction to the central bank's strategy continued to be passive.

    The Conference Board said consumer confidence declined in December. And, initial claims for unemployment benefits rose to 403,000 late in the month. Economists consider any jobless report higher than 400,000 an indicator of a weakening labor market. Further, the national unemployment rate hit 6% in December, the highest level in eight years.

    As the fiscal year closed, there were positive signs. One key measurement of manufacturing activity, the Institute for Supply Management Index, rose to 54.7 points in December from 49.2 points in November. That was the first positive move since August 2002, and the largest gain since June 1991.

    Auto sales also climbed as the year closed, gaining 14% in December. Each of the Big 3 manufacturers posted positive results for December. Low interest rates, strong consumer spending, and positive signs of economic growth were reasons for optimism.

FUND STRATEGIES AND TECHNIQUES

We have made several tactical changes since mid year in response to the volatile economic and market environment.

    We repositioned our structure and process to respond more rapidly to developments in the news or in company fundamentals. We also reorganized our staff of analysts. Our team of analysts had previously worked as generalists.

PORTFOLIO COMPOSITION

As of 12/31/02, based on total net assets

==============================================================================================================================
INVESTMENT TYPE BREAKDOWN             TOP 10 EQUITY HOLDINGS                         TOP 10 INDUSTRIES
==============================================================================================================================

PIE CHART                              1. Pfizer Inc.                         4.0%    1. Diversified Financial Services  11.0%
                                       2. Citigroup Inc.                      3.8     2. Pharmaceuticals                  7.7
COMMON STOCK DOMESTIC       89.4%      3. Microsoft Corp.                     3.5     3. Integrated Oil & Gas             5.8
                                       4. American International Group, Inc.  3.3     4. Broadcasting & Cable TV          5.1
COMMON STOCK INTERNATIONAL   2.9%      5. HCA Inc.                            3.0     5. Computer Hardware                4.1
                                       6. Cox Communications, Inc.-Class A    2.9     6. Multi-Line Insurance             4.1
CASH                         7.7%      7. Exxon Mobil Corp.                   2.8     7. Systems Software                 3.5
                                       8. Target Corp.                        2.7     8. Banks                            3.4
                                       9. Freddie Mac                         2.6     9. General Merchandise Stores       3.2
                                      10. General Electric Co.                2.4    10. Health Care Facilities           3.0

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==============================================================================================================================

However, each team member now specializes in stocks along industry lines. This focus on specific business lines by analysts allows fund managers to make better, faster decisions.

    The changes we have made to our structure and process have not changed what we seek in a given security. We remain focused on earnings growth, value of earnings, and earnings momentum. We have increased the number of holdings in the fund since the beginning of the year--up to 83. Additional holdings allow us to better manage risk for investors, increasingly important in this volatile market.

    We are beginning to see positive signals that the economy is growing. The administration has proposed stimulative fiscal policy, interest rates are low, stock valuations are attractive, and news media reports about the economy are becoming more positive.

    A few stocks of particular interest include:

    o Dell Computer stock was a strong contributor to fund performance. The leading manufacturer of direct-sales personal computers, the company has been consistently profitable in a volatile industry. In addition to a full line of desktop and notebook PCs designed for consumers, Dell offers network servers, workstations, storage systems, and Ethernet switches.

    o Cox Communications provides cable TV service to 6.3 million customers, cable modem service to 1.4 million subscribers and telephone service to 700,000 customers. The company has completed the physical upgrade of the large majority of its physical plant, and is experiencing a reduction in its capital expenditures and a concurrent increase in free cash flow. Performance was hurt by negative news in the industry.

    o UnitedHealth Group is a national leader in forming and operating markets for the exchange of health and well-being services. The company experienced another year of consistent increases in earning estimates, and it made the single largest positive contribution to fund performance for 2002.

IN CLOSING

We know that market conditions in recent years have been largely disappointing, and 2002 in particular was a difficult year. We want to assure you that your fund management team continues to work diligently to meet the fund's investment objective. That is seeking long-term capital growth by investing in stocks of companies that are undervalued relative to the stock market as a whole, with income a secondary objective.

HISTORY SUGGESTS THAT BEAR MARKETS EVENTUALLY END ...

U. S. STOCK MARKET AS REPRESENTED BY S&P 500

================================================================================

                                  [LINE CHART]

12/31/52   26.57     4/30/59    57.59     8/31/65       87.17     11/30/71     93.99      4/28/78     96.83
1/30/53    26.38     5/29/59    58.68     9/30/65       89.96     12/31/71    102.09      5/31/78     97.29
2/27/53     25.9     6/30/59    58.47     10/29/65      92.42     1/31/72     103.94      6/30/78     95.53
3/31/53    25.29     7/31/59    60.51     11/30/65      91.61     2/29/72     106.57      7/31/78    100.68
4/30/53    24.62     8/31/59     59.6     12/31/65      92.43     3/31/72      107.2      8/31/78    103.29
5/29/53    24.54     9/30/59    56.88     12/31/65      92.43     4/28/72     107.67      9/29/78    102.54
6/30/53    24.14     10/30/59   57.52     1/31/66       92.88     5/31/72     109.53      10/31/78    93.15
7/31/53    24.75     11/30/59   58.28     2/28/66       91.22     6/30/72     107.14      11/30/78     94.7
8/31/53    23.32     12/31/59   59.89     3/31/66       89.23     7/31/72     107.39      12/29/78    96.11
9/30/53    23.35     1/29/60    55.61     4/29/66       91.06     8/31/72     111.09      1/31/79     99.93
10/30/53   24.54     2/29/60    56.12     5/31/66       86.13     9/29/72     110.55      2/28/79     96.28
11/30/53   24.76     3/31/60    55.34     6/30/66       84.74     10/31/72    111.58      3/30/79    101.59
12/31/53   24.81     4/29/60    54.37     7/29/66        83.6     11/30/72    116.67      4/30/79    101.76
1/29/54    26.08     5/31/60    55.83     8/31/66        77.1     12/29/72    118.05      5/31/79     99.08
2/26/54    26.15     6/30/60    56.92     9/30/66       76.56     1/31/73     116.03      6/29/79    102.91
3/31/54    26.94     7/29/60    55.51     10/31/66       80.2     2/28/73     111.68      7/31/79    103.81
4/30/54    28.26     8/31/60    56.96     11/30/66      80.45     3/30/73     111.52      8/31/79    109.32
5/31/54    29.19     9/30/60    53.52     12/30/66      80.33     4/30/73     106.97      9/28/79    109.32
6/30/54    29.21     10/31/60   53.39     1/31/67       86.61     5/31/73     104.95      10/31/79   101.82
7/30/54    30.88     11/30/60   55.54     2/28/67       86.78     6/29/73     104.26      11/30/79   106.16
8/31/54    29.83     12/30/60   58.11     3/31/67        90.2     7/31/73     108.22      12/31/79   107.94
9/30/54    32.31     1/31/61    61.78     4/28/67       94.01     8/31/73     104.25      1/31/80    114.16
10/29/54   31.68     2/28/61    63.44     5/31/67       89.08     9/28/73     108.43      2/29/80    113.66
11/30/54   34.24     3/31/61    65.06     6/30/67       90.64     10/31/73    108.29      3/31/80    102.09
12/31/54   35.98     4/28/61    65.31     7/31/67       94.75     11/30/73     95.96      4/30/80    106.29
1/31/55    36.63     5/31/61    66.56     8/31/67       93.64     12/31/73     97.55      5/30/80    111.24
2/28/55    36.76     6/30/61    64.64     9/29/67       96.71     1/31/74      96.57      6/30/80    114.24
3/31/55    36.58     7/31/61    66.76     10/31/67       93.9     2/28/74      96.22      7/31/80    121.67
4/29/55    37.96     8/31/61    68.07     11/30/67         94     3/29/74      93.98      8/29/80    122.38
5/31/55    37.91     9/29/61    66.73     12/29/67      96.47     4/30/74      90.31      9/30/80    125.46
6/30/55    41.03     10/31/61   68.62     1/31/68       92.24     5/31/74      87.28      10/31/80   127.47
7/29/55    43.52     11/30/61   71.32     2/29/68       89.36     6/28/74         86      11/28/80   140.52
8/31/55    43.18     12/29/61   71.55     3/29/68        90.2     7/31/74      79.31      12/31/80   135.76
9/30/55    43.67     1/31/62    68.84     4/30/68       97.59     8/30/74      72.15      1/30/81    129.55
10/31/55   42.34     2/28/62    69.96     5/31/68       98.68     9/30/74      63.54      2/27/81    131.27
11/30/55   45.51     3/30/62    69.55     6/28/68       99.58     10/31/74      73.9      3/31/81       136
12/30/55   45.48     4/30/62    65.24     7/31/68       97.74     11/29/74     69.97      4/30/81    132.81
1/31/56    43.82     5/31/62    59.63     8/30/68       98.86     12/31/74     68.56      5/29/81    132.59
2/29/56    45.34     6/29/62    54.75     9/30/68      102.67     1/31/75      76.98      6/30/81    131.21
3/30/56    48.48     7/31/62    58.23     10/31/68     103.41     2/28/75      81.59      7/31/81    130.92
4/30/56    48.38     8/31/62    59.12     11/29/68     108.37     3/31/75      83.36      8/31/81    122.79
5/31/56     45.2     9/28/62    56.27     12/31/68     103.86     4/30/75       87.3      9/30/81    116.18
6/29/56    46.97     10/31/62   56.52     1/31/69      103.01     5/30/75      91.15      10/30/81   121.89
7/31/56    49.39     11/30/62   62.26     2/28/69       98.13     6/30/75      95.19      11/30/81   126.35
8/31/56    47.51     12/31/62    63.1     3/31/69      101.51     7/31/75      88.75      12/31/81   122.55
9/28/56    45.35     1/31/63     66.2     4/30/69      103.69     8/29/75      86.88      1/29/82     120.4
10/31/56   45.58     2/28/63    64.29     5/30/69      103.46     9/30/75      83.87      2/26/82    113.11
11/30/56   45.08     3/29/63    66.57     6/30/69       97.71     10/31/75     89.04      3/31/82    111.96
12/31/56   46.67     4/30/63     69.8     7/31/69       91.83     11/28/75     91.24      4/30/82    116.44
1/31/57    44.72     5/31/63     70.8     8/29/69       95.51     12/31/75     90.19      5/31/82    111.88
2/28/57    43.26     6/28/63    69.37     9/30/69       93.12     1/30/76     100.86      6/30/82    109.61
3/29/57    44.11     7/31/63    69.13     10/31/69      97.24     2/27/76      99.71      7/30/82    107.09
4/30/57    45.74     8/30/63     72.5     11/28/69      93.81     3/31/76     102.77      8/31/82    119.51
5/31/57    47.43     9/30/63     71.7     12/31/69      92.06     4/30/76     101.64      9/30/82    120.42
6/28/57    47.37     10/31/63   74.01     1/30/70       85.02     5/31/76     100.18      10/29/82   133.71
7/31/57    47.91     11/29/63   73.23     2/27/70        89.5     6/30/76     104.28      11/30/82   138.54
8/30/57    45.22     12/31/63   75.02     3/31/70       89.63     7/30/76     103.44      12/31/82   140.64
9/30/57    42.42     1/31/64    77.04     4/30/70       81.52     8/31/76     102.91      1/31/83     145.3
10/31/57   41.06     2/28/64     77.8     5/29/70       76.55     9/30/76     105.24      2/28/83    148.06
11/29/57   41.72     3/31/64    78.98     6/30/70       72.72     10/29/76     102.9      3/31/83    152.96
12/31/57   39.99     4/30/64    79.46     7/31/70       78.05     11/30/76     102.1      4/29/83    164.42
1/31/58     41.7     5/29/64    80.37     8/31/70       81.52     12/31/76    107.46      5/31/83    162.39
2/28/58    40.84     6/30/64    81.69     9/30/70       84.21     1/31/77     102.03      6/30/83    168.11
3/31/58     42.1     7/31/64    83.18     10/30/70      83.25     2/28/77      99.82      7/29/83    162.56
4/30/58    43.44     8/31/64    81.83     11/30/70       87.2     3/31/77      98.42      8/31/83     164.4
5/30/58    44.09     9/30/64    84.18     12/31/70      92.15     4/29/77      98.44      9/30/83    166.07
6/30/58    45.24     10/30/64   84.86     1/29/71       95.88     5/31/77      96.12      10/31/83   163.55
7/31/58    47.19     11/30/64   84.42     2/26/71       96.75     6/30/77     100.48      11/30/83    166.4
8/29/58    47.75     12/31/64   84.75     3/31/71      100.31     7/29/77      98.85      12/30/83   164.93
9/30/58    50.06     1/29/65    87.56     4/30/71      103.95     8/31/77      96.77      1/31/84    163.41
10/31/58   51.33     2/26/65    87.43     5/31/71       99.63     9/30/77      96.53      2/29/84    157.06
11/28/58   52.48     3/31/65    86.16     6/30/71        99.7     10/31/77     92.34      3/30/84    159.18
12/31/58   55.21     4/30/65    89.11     7/30/71       95.58     11/30/77     94.83      4/30/84    160.05
1/30/59    55.42     5/31/65    88.42     8/31/71       99.03     12/30/77      95.1      5/31/84    150.55
2/27/59    55.41     6/30/65    84.12     9/30/71       98.34     1/31/78      89.25      6/29/84    153.18
3/31/59    55.44     7/30/65    85.25     10/29/71      94.23     2/28/78      87.04      7/31/84    150.66
3/31/78    89.21


8/31/84     166.68      12/31/90    330.22      4/30/97     801.34
9/28/84      166.1      1/31/91     343.93      5/30/97     848.28
10/31/84    166.09      2/28/91     367.07      6/30/97     885.14
11/30/84    163.58      3/29/91     375.22      7/31/97     954.29
12/31/84    167.24      4/30/91     375.34      8/29/97     899.47
1/31/85     179.63      5/31/91     389.83      9/30/97     947.28
2/28/85     181.18      6/28/91     371.16      10/31/97    914.62
3/29/85     180.66      7/31/91     387.81      11/28/97     955.4
4/30/85     179.83      8/30/91     395.43      12/31/97    970.43
5/31/85     189.55      9/30/91     387.86      1/30/98     980.28
6/28/85     191.85      10/31/91    392.45      2/27/98    1049.34
7/31/85     190.92      11/29/91    375.22      3/31/98    1101.75
8/30/85     188.63      12/31/91    417.09      4/30/98    1111.75
9/30/85     182.08      1/31/92     408.79      5/29/98    1090.82
10/31/85    189.82      2/28/92      412.7      6/30/98    1133.84
11/29/85    202.17      3/31/92     403.69      7/31/98    1120.67
12/31/85    211.28      4/30/92     414.95      8/31/98     957.28
1/31/86     211.78      5/29/92     415.35      9/30/98    1017.01
2/28/86     226.92      6/30/92     408.14      10/30/98   1098.67
3/31/86      238.9      7/31/92     424.22      11/30/98   1163.63
4/30/86     235.52      8/31/92     414.03      12/31/98   1229.23
5/30/86     247.35      9/30/92      417.8      1/29/99    1279.64
6/30/86     250.84      10/30/92    418.68      2/26/99    1238.33
7/31/86     236.12      11/30/92    431.35      3/31/99    1286.37
8/29/86     252.93      12/31/92    435.71      4/30/99    1335.18
9/30/86     231.32      1/29/93     438.78      5/31/99    1301.84
10/31/86    243.98      2/26/93     443.38      6/30/99    1372.71
11/28/86    249.22      3/31/93     451.67      7/30/99    1328.72
12/31/86    242.17      4/30/93     440.19      8/31/99    1320.41
1/30/87     274.08      5/31/93     450.19      9/30/99    1282.71
2/27/87      284.2      6/30/93     450.53      10/29/99   1362.93
3/31/87      291.7      7/30/93     448.13      11/30/99   1388.91
4/30/87     288.36      8/31/93     463.56      12/31/99   1469.25
5/29/87      290.1      9/30/93     458.93      1/31/00    1394.46
6/30/87        304      10/29/93    467.83      2/29/00    1366.42
7/31/87     318.66      11/30/93    461.79      3/31/00    1498.58
8/31/87      329.8      12/31/93    466.45      4/28/00    1452.43
9/30/87     321.83      1/31/94     481.61      5/31/00     1420.6
10/30/87    251.79      2/28/94     467.14      6/30/00     1454.6
11/30/87     230.3      3/31/94     445.77      7/31/00    1430.83
12/31/87    247.08      4/29/94     450.91      8/31/00    1517.68
1/29/88     257.07      5/31/94     456.51      9/29/00    1436.51
2/29/88     267.82      6/30/94     444.27      10/31/00    1429.4
3/31/88     258.89      7/29/94     458.26      11/30/00   1314.95
4/29/88     261.33      8/31/94      475.5      12/29/00   1320.28
5/31/88     262.16      9/30/94     462.71      1/31/01    1366.01
6/30/88      273.5      10/31/94    472.35      2/28/01    1239.94
7/29/88     272.02      11/30/94    453.69      3/30/01    1160.33
8/31/88     261.52      12/30/94    459.27      4/30/01    1249.46
9/30/88     271.91      1/31/95     470.42      5/31/01    1255.82
10/31/88    278.97      2/28/95     487.39      6/29/01    1224.42
11/30/88     273.7      3/31/95     500.71      7/31/01    1211.23
12/30/88    277.72      4/28/95     514.71      8/31/01    1133.58
1/31/89     297.47      5/31/95      533.4      9/28/01    1040.94
2/28/89     288.86      6/30/95     544.75      10/31/01   1059.78
3/31/89     294.87      7/31/95     562.06      11/30/01   1139.45
4/28/89     309.64      8/31/95     561.88      12/31/01   1148.08
5/31/89     320.52      9/29/95     584.41      1/31/02     1130.2
6/30/89     317.98      10/31/95     581.5      2/28/02    1106.73
7/31/89     346.08      11/30/95    605.37      3/29/02    1147.39
8/31/89     351.45      12/29/95    615.93      4/30/02    1076.92
9/29/89     349.15      1/31/96     636.02      5/31/02    1067.14
10/31/89    340.36      2/29/96     640.43      6/28/02     989.82
11/30/89    345.99      3/29/96      645.5      7/31/02     911.62
12/29/89     353.4      4/30/96     654.17      8/30/02     916.07
1/31/90     329.08      5/31/96     669.12      9/30/02     815.28
2/28/90     331.89      6/28/96     670.63      10/30/02    890.71
3/30/90     339.94      7/31/96     639.95      11/29/02    936.31
4/30/90      330.8      8/30/96     651.99      12/31/02    879.82
5/31/90     361.23      9/30/96     687.31
6/29/90     358.02      10/31/96    705.27
7/31/90     356.15      11/29/96    757.02
8/31/90     322.56      12/31/96    740.74
9/28/90     306.05      1/31/97     786.16
10/31/90       304      2/28/97     790.82
11/30/90    322.22      3/31/97     757.12

                                                                 Source: Bloomberg LP

================================================================================================================

The last three years have been challenging for equity mutual fund investors. The S&P 500, considered representative of U.S. stock market performance, has declined significantly since hitting an all-time high in early 2000.

    The colored bars on the chart represent bear markets, typically defined as a 20% decline in the stock market. As the chart shows, the 2000-2002 bear market has been more severe and more prolonged than any other in the last 50 years. But it shows that market declines have always ended--and that the stock market has risen over time. While past performance cannot guarantee comparable future results, and while no one can say precisely when the current decline will end, history suggests that bear markets eventually end.

    That is why AIM urges all investors to maintain a long-term investment discipline.

================================================================================

                            PORTFOLIO MANAGEMENT TEAM
                                 AS OF 12/31/02
                           EVAN HARREL, LEAD MANAGER
                                 ROBERT SHELTON
                        ASSISTED BY PREMIER EQUITY TEAM

                          See important fund and index

                         disclosures inside front cover.

                                    [GRAPHIC]

                           For More Information Visit

                               AIMinvestments.com

================================================================================

Number of Holdings: 81
Total Net Assets: $9.39 billion

FUND PERFORMANCE

================================================================================

RESULTS OF A $10,000 INVESTMENT
5/1/84-12/31/02

                                [MOUNTAIN CHART]

              AIM PREMIER
              EQUITY FUND             S&P 500       LIPPER LARGE-CAP
DATE          CLASS A SHARES          INDEX         CORE FUND INDEX
05/01/84          9450                 10000            10000
12/31/84         10384                 10784            10960
12/31/85         12741                 14207            14203
12/31/86         13862                 16860            16337
12/31/87         14689                 17748            16826
12/31/88         17715                 20688            19189
12/31/89         23303                 27232            24668
12/31/90         23743                 26387            23940
12/31/91         34058                 34408            31434
12/31/92         39643                 37028            33857
12/31/93         47057                 40756            37717
12/31/94         48595                 41289            37308
12/31/95         65543                 56782            49159
12/31/96         75054                 69796            58900
12/31/97         93033                 93067            76128
12/31/98        123499                119668            96631
12/31/99        160496                144812           115334
12/31/00        136476                131639           106823
12/31/01        118755                116036            93095
12/31/02         82064                 90402            73316

                                                            Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.
================================================================================

    Your fund's total return includes sales charges, expenses, and management fees. Performance of the fund's Class A, B, C and R shares will differ due to different sales charges and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table do not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares.

    Performance for the indexes does not reflect the effects of taxes either.

    This chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.


FUND RETURNS

AVERAGE ANNUAL TOTAL RETURNS

as of 12/31/02 including sales charges

================================================================================

                                  [HYPO CHART]

CLASS A SHARES
 (Inception (5/1/84)                11.94%)
  10 Years                           6.94
   5 Years                          -3.58
   1 Year                          -34.70

CLASS B SHARES
 Inception (10/18/93)                5.42
  5 Years                           -3.52
  1 Year                           -34.79

CLASS C SHARES
 Inception (8/4/97)                 -3.00
  5 Years                           -3.22
  1 Year                           -32.11

CLASS R SHARES*
  10 Years                           7.28
   5 Years                          -2.72
   1 Year                          -31.08

*Class R shares are generally available only to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, and IRA rollovers from such plans if an AIM Fund was offered. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees. Class R share returns do not include a 0.75% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORIC PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

FUND VS. INDEXES

Total Returns 12/31/01-12/31/02

excluding sales charges

================================================================================

CLASS A SHARES                      -30.91%
CLASS B SHARES                      -31.36
CLASS C SHARES                      -31.43
CLASS R SHARES                      -31.08
S&P 500 (BROAD MARKET INDEX)        -22.09
(STYLE SPECIFIC INDEX)

LIPPER LARGE CAP CORE FUND INDEX    -21.23
(PEER GROUP)

================================================================================

                            AIM PREMIER EQUITY FUND,
                         A PORTFOLIO OF AIM FUNDS GROUP
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246

                           AIM PREMIER EQUITY FUND II,
                         A PORTFOLIO OF AIM FUNDS GROUP
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246



                       STATEMENT OF ADDITIONAL INFORMATION

                (October 21, 2003 Special Meeting of Shareholders
                         of AIM Premier Equity Fund II)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated August 25, 2003 of AIM Premier Equity Fund for use in connection with the Special Meeting of Shareholders of AIM Premier Equity Fund II to be held on October 21, 2003. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739 or by calling 1-800-347-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         A Statement of Additional Information for AIM Funds Group dated May 1, 2003, as supplemented June 12, 2003, has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

         The date of this Statement of Additional Information is August 15,
2003.

                                Table of Contents

THE TRUST.........................................................................................................3

DESCRIPTION OF PERMITTED INVESTMENTS..............................................................................3

TRUSTEES AND OFFICERS OF THE TRUST................................................................................3

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............................................................3

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION.....................................3

PORTFOLIO TRANSACTIONS............................................................................................3

DESCRIPTION OF SHARES.............................................................................................3

DETERMINATION OF NET ASSET VALUE..................................................................................4

TAXES.............................................................................................................4

PERFORMANCE DATA..................................................................................................4

FINANCIAL INFORMATION.............................................................................................4



Appendix I      -     Statement of Additional Information of the Trust
Appendix II     -     Audited Financial Statements of AIM Premier Equity Fund II
                      (12/31/02)

THE TRUST

This Statement of Additional Information relates to AIM Funds Group (the "Trust") and its investment portfolio, AIM Premier Equity Fund (the "Fund"). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a separate series of shares of beneficial interest of the Trust. For additional information about the Trust, see heading "General Information About the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Fund adopted by the Trust's Board of Trustees, see heading "Description of the Funds and Their Investments and Risks" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TRUSTEES AND OFFICERS OF THE TRUST

For a disclosure of the names and a brief occupational biography of each of the Trust's trustees and executive officers identifying those who are interested persons of the Trust as well as stating their aggregate remuneration, see heading "Management of the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a disclosure of the control persons of the Fund, the principal holders of shares of the Fund and the ownership by officers and trustees of the Fund, see heading "Control Persons and Principal Holders of Securities" in the Trust's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Trust's advisory and management-related services agreements and plans of distribution, see headings "Investment Advisory and Other Services" and "Distribution of Securities" in the Trust's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Trust's brokerage policy, see heading "Brokerage Allocation and Other Practices" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Trust's authorized securities and the characteristics of the Trust's shares of beneficial interest, see heading "General Information About the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Trust's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Purchase, Redemption and Pricing of Shares" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Trust's shares, see heading "Dividends, Distributions and Tax Matters" in the Trust's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Trust, see heading "Calculation of Performance Data" in the Trust's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of the Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth under the heading "Financial Statements" in the Trust's Statement of Additional Information attached hereto as Appendix I.

The audited financial statements of AIM Premier Equity Fund II, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM Premier Equity Fund II, dated December 31, 2002, which is incorporated herein by reference and attached hereto as Appendix II.

                                                                      APPENDIX I


                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                            AIM GLOBAL UTILITIES FUND
                              AIM GLOBAL VALUE FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM NEW TECHNOLOGY FUND
                             AIM PREMIER EQUITY FUND
                           AIM PREMIER EQUITY II FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                      Supplement dated June 12, 2003 to the
              Statement of Additional Information dated May 1, 2003


The following information replaces paragraphs seven through ten in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on page 32 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive advisory fees payable by AIM Premier Equity Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Termination of this agreement requires approval by the Board of Trustees.

                  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

                  AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks -- Investment Strategies and Risks - Other Investments -- Other Investment Companies."

                  AIM has contractually agreed through December 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for AIM European Small Company Fund, AIM Global Value Fund, AIM International Emerging Growth Fund and AIM New Technology Fund for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.75% of Class A expenses, AIM will also waive 0.75% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund."

The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

----------------------------------- --------- ------------------------------------------------ ----------
"Kevin M. Carome(3) -- 1956           2003     Director, Senior Vice President and General        N/A"
Senior Vice President                          Counsel, A I M Management Group Inc.
                                               (financial services holding company) and
                                               A I M Advisors, Inc.; and Vice President,
                                               A I M Capital Management, Inc.,
                                               A I M Distributors, Inc. and A I M Fund
                                               Services; Director, Vice President and General
                                               Counsel, Fund Management Company

                                               Formerly:  Senior Vice President and General
                                               Counsel, Liberty Financial Companies, Inc.;
                                               and Senior Vice President and General Counsel,
                                               Liberty Funds Group, LLC
----------------------------------- --------- ------------------------------------------------ -----------

The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES -- BROKERAGE SELECTION" on page 36 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."





-----------------------------------
(3)        Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                 AIM FUNDS GROUP
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                              --------------------


     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM FUNDS GROUP LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                           A I M FUND SERVICES, INC.
                                 P.O. BOX 4739
                           HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                              --------------------



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2003, RELATES TO THE CLASS A, CLASS B AND CLASS C SHARES OF THE FOLLOWING PROSPECTUSES:

                       FUND                                      DATED
                       ----                                      -----

             AIM BASIC BALANCED FUND                          MAY 1, 2003
         AIM EUROPEAN SMALL COMPANY FUND                      MAY 1, 2003
            AIM GLOBAL UTILITIES FUND                         MAY 1, 2003
              AIM GLOBAL VALUE FUND                           MAY 1, 2003
     AIM INTERNATIONAL EMERGING GROWTH FUND                   MAY 1, 2003
          AIM MID CAP BASIC VALUE FUND                        MAY 1, 2003
             AIM NEW TECHNOLOGY FUND                          MAY 1, 2003
           AIM PREMIER EQUITY II FUND                         MAY 1, 2003
             AIM SELECT EQUITY FUND                           MAY 1, 2003


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2003, ALSO RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF THE FOLLOWING PROSPECTUSES:

                    FUND                                         DATED
                    ----                                         -----

             AIM BALANCED FUND                                MAY 1, 2003
          AIM PREMIER EQUITY FUND                             MAY 1, 2003
         AIM SMALL CAP EQUITY FUND                            MAY 1, 2003

                                 AIM FUNDS GROUP
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                                PAGE


GENERAL INFORMATION ABOUT THE TRUST................................................................................1
         Fund History..............................................................................................1
         Shares of Beneficial Interest.............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS...........................................................3
         Classification............................................................................................3
         Investment Strategies and Risks...........................................................................3
                  Equity Investments...............................................................................7
                  Foreign Investments..............................................................................7
                  Debt Investments.................................................................................9
                  Other Investments...............................................................................12
                  Investment Techniques...........................................................................13
                  Derivatives.....................................................................................17
         Fund Policies............................................................................................24
         Temporary Defensive Positions............................................................................27
         Portfolio Turnover.......................................................................................27

MANAGEMENT OF THE TRUST...........................................................................................27
         Board of Trustees........................................................................................27
         Management Information...................................................................................27
                  Trustee Ownership of Fund Shares................................................................28
                  Factors Considered in Approving the Investment Advisory Agreement...............................28
         Compensation.............................................................................................29
                  Retirement Plan For Trustees....................................................................29
                  Deferred Compensation Agreements................................................................30
                  Purchase of Class A Shares of the Funds at Net Asset Value......................................30
         Codes of Ethics..........................................................................................30

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............................................................30

INVESTMENT ADVISORY AND OTHER SERVICES............................................................................31
         Investment Advisor.......................................................................................31
         Service Agreements.......................................................................................33
         Other Service Providers..................................................................................34

BROKERAGE ALLOCATION AND OTHER PRACTICES..........................................................................35
         Brokerage Transactions...................................................................................35
         Commissions..............................................................................................35
         Brokerage Selection......................................................................................35
         Directed Brokerage (Research Services)...................................................................36
         Regular Brokers or Dealers...............................................................................36
         Allocation of Portfolio Transactions.....................................................................36
         Allocation of Initial Public Offering ("IPO") Transactions...............................................37

PURCHASE, REDEMPTION AND PRICING OF SHARES........................................................................38
         Purchase and Redemption of Shares........................................................................38
         Offering Price...........................................................................................53
         Redemption In Kind.......................................................................................55
         Backup Withholding.......................................................................................55



DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS..........................................................................56
         Dividends and Distributions..............................................................................56
         Tax Matters..............................................................................................56

DISTRIBUTION OF SECURITIES........................................................................................63
         Distribution Plans.......................................................................................63
         Distributor..............................................................................................65

CALCULATION OF PERFORMANCE DATA...................................................................................66

APPENDICES:

RATINGS OF DEBT SECURITIES.......................................................................................A-1

TRUSTEES AND OFFICERS............................................................................................B-1

TRUSTEE COMPENSATION TABLE.......................................................................................C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................D-1

MANAGEMENT FEES..................................................................................................E-1

ADMINISTRATIVE SERVICES FEES.....................................................................................F-1

BROKERAGE COMMISSIONS............................................................................................G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
REGULAR BROKERS OR DEALERS.......................................................................................H-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS..........................................I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS....................................................J-1

TOTAL SALES CHARGES..............................................................................................K-1

PERFORMANCE DATA.................................................................................................L-1

FINANCIAL STATEMENTS..............................................................................................FS


                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Funds Group (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of twelve separate portfolios: AIM Balanced Fund, AIM Basic Balanced Fund, AIM European Small Company Fund, AIM Global Utilities Fund, AIM Global Value Fund, AIM International Emerging Growth Fund, AIM Mid Cap Basic Value Fund, AIM New Technology Fund, AIM Premier Equity Fund, AIM Premier Equity Fund II, AIM Select Equity Fund and AIM Small Cap Equity Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized on October 30, 1984 as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on October 15, 1993. The following Funds were included in the reorganization:
AIM Global Utilities Fund, AIM Select Equity Fund and AIM Premier Equity Fund. In addition, on October 15, 1993, AIM Balanced Fund acquired all the assets and assumed all of the liabilities of AIM Convertible Securities Fund, Inc., a Maryland corporation. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). Prior to May 1, 1995, AIM Global Utilities Fund was known as AIM Utilities Fund. Prior to July 13, 2001, AIM Select Equity Fund was known as AIM Select Growth Fund, and prior to May 1, 1998, such Fund was known as AIM Growth Fund. Each of the other Funds commenced operations as a series of the Trust. Prior to July 1, 2002, AIM Premier Equity Fund and AIM Premier Equity II Fund were known as AIM Value Fund and AIM Value II Fund, respectively. Prior to April 30, 2003, AIM Global Value Fund was known as AIM Worldwide Spectrum Fund.

         Effective shortly after AIM Small Cap Equity Fund reaches $500 million in assets, the Fund will be closed to new investors. The following types of investors may continue to invest in the Fund if they are invested in the Fund on the date the Fund discontinues sales to new investors and remain invested in the
Fund: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to
Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). The following types of investors may open new accounts in AIM Small Cap Equity Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to
Section 529 of the Code. Such plans and programs that are considering AIM Small Cap Equity Fund as an investment option should contact AIM Distributors for approval.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund, other than AIM Balanced Fund, AIM Premier Equity Fund and AIM Small Cap Equity Fund, offers three separate classes of shares: Class A shares, Class B shares and Class C shares. AIM Small Cap Equity Fund offers four separate classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Each of AIM Balanced Fund and AIM Premier Equity Fund offers five separate classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. This Statement of Additional Information relates solely to the Class A, Class B, Class C and Class R shares, if applicable, of the Funds. The Institutional Class shares of AIM Balanced Fund and AIM Premier Equity Fund are intended for use by certain eligible institutional investors. Shares of the Institutional Class of AIM Balanced Fund and AIM Premier Equity Fund are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), retirement plans, and platform sponsors with which AIM Distributors has entered into an agreement.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM European Small Company Fund, AIM Global Utilities Fund and AIM International Emerging Growth Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                 AIM FUNDS GROUP
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                                        FUND
                       ---------------------------------------------------------------------------------------------------------
SECURITY/                AIM       AIM BASIC      AIM        AIM        AIM         AIM         AIM MID     AIM NEW       AIM
INVESTMENT             BALANCED     BALANCED    EUROPEAN    GLOBAL     GLOBAL   INTERNATIONAL     CAP      TECHNOLOGY    PREMIER
TECHNIQUE                FUND         FUND        SMALL    UTILITIES   VALUE      EMERGING       BASIC        FUND       EQUITY
                                                 COMPANY     FUND       FUND     GROWTH FUND     VALUE                    FUND
                                                  FUND                                           FUND
---------              --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------

                                                                 EQUITY INVESTMENTS

Common Stock               X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Preferred Stock            X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Convertible
Securities                 X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Alternative
Entity Securities          X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
                                                                 FOREIGN INVESTMENTS

Foreign Securities         X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Foreign Government
Obligations                X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Foreign Exchange
Transactions               X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
                                                                   DEBT INVESTMENTS

U.S. Government
Obligations                X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Mortgage-Backed and
Asset-Backed
Securities                 X           X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Collateralized
Mortgage Obligations       X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Investment Grade
Corporate Debt
Obligations                X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Junk Bonds                                                     X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Liquid Assets              X           X           X           X          X           X            X           X            X
-------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------


                                    FUND
                       --------------------------------
SECURITY/                AIM        AIM      AIM SMALL
INVESTMENT              PREMIER    SELECT    CAP EQUITY
TECHNIQUE              EQUITY II   EQUITY       FUND
                         FUND       FUND

---------              ---------   ------    ----------

                              EQUITY INVESTMENTS

Common Stock               X          X           X
-------------------    ---------   ------    ----------
Preferred Stock            X          X           X
-------------------    ---------   ------    ----------
Convertible
Securities                 X          X           X
-------------------    ---------   ------    ----------
Alternative
Entity Securities          X          X           X
-------------------    ---------   ------    ----------
                              FOREIGN INVESTMENTS

Foreign Securities         X          X           X
-------------------    ---------   ------    ----------
Foreign Government
Obligations                X          X           X
-------------------    ---------   ------    ----------
Foreign Exchange
Transactions               X          X           X
-------------------    ---------   ------    ----------
                               DEBT INVESTMENTS

U.S. Government
Obligations                X          X           X
-------------------    ---------   ------    ----------
Mortgage-Backed and
Asset-Backed
Securities
-------------------    ---------   ------    ----------
Collateralized
Mortgage Obligations
-------------------    ---------   ------    ----------
Investment Grade
Corporate Debt
Obligations                X          X           X
-------------------    ---------   ------    ----------
Junk Bonds
-------------------    ---------   ------    ----------
Liquid Assets              X          X           X
-------------------    ---------   ------    ----------


                                 AIM FUNDS GROUP
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                                                                        FUND
                         ---------------------------------------------------------------------------------------------------------
SECURITY/                  AIM       AIM BASIC      AIM        AIM        AIM         AIM         AIM MID     AIM NEW       AIM
INVESTMENT               BALANCED     BALANCED    EUROPEAN    GLOBAL     GLOBAL   INTERNATIONAL     CAP      TECHNOLOGY    PREMIER
TECHNIQUE                  FUND         FUND        SMALL    UTILITIES   VALUE      EMERGING       BASIC        FUND       EQUITY
                                                   COMPANY     FUND       FUND     GROWTH FUND     VALUE                    FUND
                                                    FUND                                           FUND
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------

                                                                             OTHER INVESTMENTS

REITs                       X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Other Investment
Companies                   X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Defaulted Securities
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Municipal Forward
Contracts
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Variable or Floating
Rate Instruments
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Indexed Securities
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Zero-Coupon and
Pay-in-Kind
Securities
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Synthetic Municipal
Instruments
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
                                                                           INVESTMENT TECHNIQUES

Delayed Delivery
Transactions                X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
When-Issued
Securities                  X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Short Sales                 X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Margin Transactions
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Swap Agreements             X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Interfund Loans             X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Borrowing                   X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Lending Portfolio
Securities                  X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Repurchase Agreements       X            X           X           X          X          X             X           X            X
---------------------    --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------


                                      FUND
                         --------------------------------
SECURITY/                  AIM        AIM      AIM SMALL
INVESTMENT                PREMIER    SELECT    CAP EQUITY
TECHNIQUE                EQUITY II   EQUITY       FUND
                           FUND       FUND

---------------------    ---------   ------    ----------

                                OTHER INVESTMENTS

REITs                        X          X           X
---------------------    ---------   ------    ----------
Other Investment
Companies                    X          X           X
---------------------    ---------   ------    ----------
Defaulted Securities
---------------------    ---------   ------    ----------
Municipal Forward
Contracts
---------------------    ---------   ------    ----------
Variable or Floating
Rate Instruments
---------------------    ---------   ------    ----------
Indexed Securities
---------------------    ---------   ------    ----------
Zero-Coupon and
Pay-in-Kind
Securities
---------------------    ---------   ------    ----------
Synthetic Municipal
Instruments
---------------------    ---------   ------    ----------
                              INVESTMENT TECHNIQUES

Delayed Delivery
Transactions                 X          X           X
---------------------    ---------   ------    ----------
When-Issued
Securities                   X          X           X
---------------------    ---------   ------    ----------
Short Sales                  X          X           X
---------------------    ---------   ------    ----------
Margin Transactions
---------------------    ---------   ------    ----------
Swap Agreements              X          X           X
---------------------    ---------   ------    ----------
Interfund Loans              X          X           X
---------------------    ---------   ------    ----------
Borrowing                    X          X           X
---------------------    ---------   ------    ----------
Lending Portfolio
Securities                   X          X           X
---------------------    ---------   ------    ----------
Repurchase Agreements        X          X           X
---------------------    ---------   ------    ----------


                                 AIM FUNDS GROUP
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                                                                        FUND
                       ---------------------------------------------------------------------------------------------------------
SECURITY/                AIM       AIM BASIC      AIM        AIM        AIM         AIM         AIM MID     AIM NEW       AIM
INVESTMENT             BALANCED     BALANCED    EUROPEAN    GLOBAL     GLOBAL   INTERNATIONAL     CAP      TECHNOLOGY    PREMIER
TECHNIQUE                FUND         FUND        SMALL    UTILITIES   VALUE      EMERGING       BASIC        FUND       EQUITY
                                                 COMPANY     FUND       FUND     GROWTH FUND     VALUE                    FUND
                                                  FUND                                           FUND
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------




Reverse Repurchase
Agreements                 X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Dollar Rolls               X           X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Illiquid Securities        X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Rule 144A Securities       X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Unseasoned Issuers         X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Portfolio
Transactions
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Sale of Money Market
Securities
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Standby Commitments
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
                                                                              DERIVATIVES

Equity-Linked
Derivatives                X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Put Options                X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Call Options               X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Straddles                  X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Warrants                   X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Futures Contracts
and Options on
Futures Contracts          X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Forward Currency
Contracts                  X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------
Cover                      X           X           X           X          X           X            X           X            X
--------------------   --------    ---------    --------   ---------   ------   -------------   -------    ----------    -------

                                     FUND
                         --------------------------------
SECURITY/                  AIM        AIM      AIM SMALL
INVESTMENT                PREMIER    SELECT    CAP EQUITY
TECHNIQUE                EQUITY II   EQUITY       FUND
                           FUND       FUND

--------------------     ---------   ------    ----------




Reverse Repurchase
Agreements                   X          X           X
--------------------     ---------   ------    ----------
Dollar Rolls
--------------------     ---------   ------    ----------
Illiquid Securities          X          X           X
--------------------     ---------   ------    ----------
Rule 144A Securities         X          X           X
--------------------     ---------   ------    ----------
Unseasoned Issuers           X          X           X
--------------------     ---------   ------    ----------
Portfolio
Transactions
--------------------     ---------   ------    ----------
Sale of Money Market
Securities
--------------------     ---------   ------    ----------
Standby Commitments
--------------------     ---------   ------    ----------
                                   DERIVATIVES

Equity-Linked
Derivatives                  X          X           X
--------------------     ---------   ------    ----------
Put Options                  X          X           X
--------------------     ---------   ------    ----------
Call Options                 X          X           X
--------------------     ---------   ------    ----------
Straddles                    X          X           X
--------------------     ---------   ------    ----------
Warrants                     X          X           X
--------------------     ---------   ------    ----------
Futures Contracts
and Options on
Futures Contracts            X          X           X
--------------------     ---------   ------    ----------
Forward Currency
Contracts                    X          X           X
--------------------     ---------   ------    ----------
Cover                        X          X           X
--------------------     ---------   ------    ----------


EQUITY INVESTMENTS

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Debt Investments-Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

FOREIGN INVESTMENTS

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets (at least 65% for AIM International Emerging Growth Fund, at least 80% of net assets for AIM European Small Company Fund and up to 80% of total assets for AIM Global Utilities Fund and AIM Global Value Fund) in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU") established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective January 1, 2002.

         Risks of Developing Countries. AIM European Small Company Fund and AIM International Emerging Growth Fund may each invest up to 35%, AIM Global Utilities Fund and AIM Global Value Fund may each invest up to 20%, and AIM Balanced Fund, AIM Basic Balanced Fund, AIM Mid Cap Basic Value Fund, AIM New Technology Fund, AIM Premier Equity Fund, AIM Premier Equity II Fund, AIM Select Equity Fund and AIM Small Cap Equity Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interests or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the government of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES -- Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The AIM Balanced Fund may invest in CMOs. The Fund can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM Global Utilities Fund may have difficulty selling certain junk bonds because it may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Description of debt securities ratings are found in Appendix A.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or mortgage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment or any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         PURCHASING OPTIONS. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         OVER-THE-COUNTER OPTIONS. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         INDEX OPTIONS. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         OPTIONS ON FUTURES CONTRACTS. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or
(2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or, forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM European Small Company Fund and AIM International Emerging Growth Fund are not subject to restriction (1) and AIM Global Utilities Fund is not subject to restrictions (1) or (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         AIM Global Utilities Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign public utility companies.

         For purposes of AIM Global Utilities Fund's fundamental restriction regarding industry concentration, public utility companies shall consist of companies that produce or supply electricity, natural gas, water, sanitary services, and telephone, cable, satellite, telegraph or other communication or information transmission services, as well as developing utility technology companies and holding companies which derive at least 40% of their revenues from utility-related activities.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM European Small Company Fund and AIM International Emerging Growth Fund are not subject to restriction (1) and AIM Global Utilities Fund is not subject to restrictions (1) or (3). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

         (7) AIM European Small Company Fund normally invests at least 80% of its assets in securities of European small companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (8) AIM Global Utilities Fund normally invests at least 80% of its assets in securities of domestic and foreign public utility companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (9) AIM New Technology Fund normally invests at least 80% of its assets in securities of technology and science companies that the portfolio managers believe are likely to benefit from new or innovative products, services or processes. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (10) AIM Small Cap Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (11) AIM Mid Cap Basic Value Fund normally invests at least 80% of its assets in securities of mid-capitalization companies that offer potential for capital growth. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (12) AIM Select Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, with prospects for above-average market returns, without regard to market capitalization. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (13) AIM Premier Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (14) AIM Premier Equity II Fund normally invests at least 80% of its assets in equity securities, including convertible securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

PORTFOLIO TURNOVER

         The variation in the portfolio turnover rate for AIM Global Utilities Fund for the fiscal year 2001 as compared to the prior year was due to the Fund repositioning a significant portion of its assets from investments in telecommunications-related companies to investments in electric utilities and energy-producing companies. The increase in the portfolio turnover rate for fiscal year 2002 compared to the prior fiscal year was due tonet flows from the Fund.

         The variation in the portfolio turnover rate for AIM Global Value Fund for the fiscal year 2002 as compared to the prior year was due to global economic downturn, and the portfolio manager's belief that the market presented less opportunity to find stocks that fit the fund's investment discipline.

         The variation in the portfolio turnover rate for AIM Select Equity Fund for the fiscal year 2001 as compared to the prior year was due to a change in the Fund's investment strategies that occurred during 2001.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and
(iv) preapproving permissible non-audit services that are provided to each Fund by its independent auditors. During the fiscal year ended December 31, 2002, the Audit Committee held six meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2002, the Investments Committee held four meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair) and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2002, the Valuation Committee held one meeting.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees;
(ii) nominating persons who are not interested persons of the Fund for selection as, members of each committee of the Board, including without limitation, the Audit Committee, the Committee on Directors/Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund. During the fiscal year ended December 31, 2002, the Committee on Directors/Trustees held five meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

TRUSTEE OWNERSHIP OF FUND SHARES

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

FACTORS CONSIDERED IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

         The advisory agreement with AIM was re-approved for each Fund by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

RETIREMENT PLAN FOR TRUSTEES

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


         FUND NAME                                                    NET ASSETS                      ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------

AIM Balanced Fund                                            First $150 million                          0.75%
                                                             Amount over $150 million                    0.50%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Basic Balanced Fund                                      First $1 billion                            0.65%
                                                             Next $4 billion                             0.60%
                                                             Amount over $5 billion                      0.55%

------------------------------------------------------------ ------------------------------------ --------------------

AIM European Small Company Fund                              All Assets                                  0.95%
AIM International Emerging Growth Fund

------------------------------------------------------------ ------------------------------------ --------------------

AIM Global Utilities Fund                                    First $200 million                          0.60%
                                                             Next $300 million                           0.50%
                                                             Next $500 million                           0.40%
                                                             Amount over $1 billion                      0.30%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Global Value Fund                                        First $1 billion                            0.85%
                                                             Amount over $1 billion                      0.80%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Mid Cap Basic Value Fund                                 First $1 billion                            0.80%
                                                             Next $4 billion                             0.75%
                                                             Over $5 billion                             0.70%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Select Equity Fund                                       First $150 million                          0.80%
AIM Premier Equity Fund*                                     Amount over $150 million                    0.625%

------------------------------------------------------------ ------------------------------------ --------------------

AIM New Technology Fund                                      All Assets                                  1.00%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Small Cap Equity Fund                                    All Assets                                  0.85%

------------------------------------------------------------ ------------------------------------ --------------------

AIM Premier Equity II Fund                                   All Assets                                  0.75%

------------------------------------------------------------ ------------------------------------ --------------------


* See currently effective fee schedule below.

         AIM has voluntarily agreed to waive advisory fees payable by AIM Premier Equity Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed, effective July 1, 2002 through June 30, 2003, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM European Small Company Fund, AIM Global Value Fund, AIM International Emerging Growth Fund and AIM New Technology Fund for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.75% of Class A expenses, AIM will also waive 0.75% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix E.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS") 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AFS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds for the last three fiscal years ended December 31 are found in Appendix G.

COMMISSIONS

         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2002 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2002 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

       CATEGORY I FUNDS

AIM Aggressive Growth Fund                    AIM Large Cap Core Equity Fund
AIM Asia Pacific Growth Fund                  AIM Large Cap Growth Fund
AIM Basic Value Fund                          AIM Libra Fund
AIM Blue Chip Fund                            AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                  AIM Mid Cap Core Equity Fund
AIM Charter Fund                              AIM Mid Cap Growth Fund
AIM Constellation Fund                        AIM New Technology Fund
AIM Dent Demographic Trends Fund              AIM Opportunities I Fund
AIM Emerging Growth Fund                      AIM Opportunities II Fund
AIM European Growth Fund                      AIM Opportunities III Fund
AIM European Small Company Fund               AIM Premier Equity Fund
AIM Global Utilities Fund                     AIM Premier Equity II Fund
AIM Global Value Fund                         AIM Select Equity Fund
AIM International Core Equity Fund            AIM Small Cap Equity Fund
AIM International Emerging Growth Fund        AIM Small Cap Growth Fund
AIM International Growth Fund                 AIM Weingarten Fund
AIM Large Cap Basic Value Fund




                                                                                                   Dealer
                                                                 Investor's Sales Charge         Concession
                                                               ---------------------------       ----------
                                                                   As a            As a             As a
                                                                Percentage      Percentage       Percentage
                                                               of the Public    of the Net      of the Public
                    Amount of Investment in                      Offering         Amount          Offering
                     Single Transaction(1)                         Price         Invested           Price
                  -------------------------                    -------------   -----------        ---------

                           Less than $   25,000                   5.50%            5.82%            4.75%
              $ 25,000 but less than $   50,000                   5.25             5.54             4.50
              $ 50,000 but less than $  100,000                   4.75             4.99             4.00
              $100,000 but less than $  250,000                   3.75             3.90             3.00
              $250,000 but less than $  500,000                   3.00             3.09             2.50
              $500,000 but less than $1,000,000                   2.00             2.04             1.60


(1) AIM Opportunities Fund I will not accept any single purchase in excess of $250,000


      CATEGORY II FUNDS

AIM Balanced Fund                         AIM Global Trends Fund
AIM Basic Balanced Fund                   AIM High Income Municipal Fund
AIM Developing Markets Fund               AIM High Yield Fund
AIM Global Aggressive Growth Fund         AIM High Yield Fund II
AIM Global Energy Fund                    AIM Income Fund
AIM Global Financial Services Fund        AIM Intermediate Government Fund
AIM Global Growth Fund                    AIM Municipal Bond Fund
AIM Global Health Care Fund               AIM Real Estate Fund
AIM Global Income Fund                    AIM Strategic Income Fund
AIM Global Science and                    AIM Total Return Bond Fund
   Technology Fund



                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                            ---------------------------         ----------
                                                                As a           As a                As a
                                                             Percentage     Percentage          Percentage
                                                            of the Public   of the Net         of the Public
                      Amount of Investment in                 Offering        Amount             Offering
                        Single Transaction                      Price        Invested             Price
                     -------------------------              -------------  ------------         ----------

                              Less than $   50,000               4.75%         4.99%              4.00%
                 $ 50,000 but less than $  100,000               4.00          4.17               3.25
                 $100,000 but less than $  250,000               3.75          3.90               3.00
                 $250,000 but less than $  500,000               2.50          2.56               2.00
                 $500,000 but less than $1,000,000               2.00          2.04               1.60



      CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                                                                                  Dealer
                                                             Investor's Sales Charge            Concession
                                                             -----------------------            ----------
                                                                As a           As a                As a
                                                             Percentage     Percentage          Percentage
                                                            of the Public   of the Net         of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                    Single Transaction                          Price        Invested              Price
                  -----------------------                     ---------      --------            ---------

                           Less than $  100,000                  1.00%         1.01%               0.75%
              $100,000 but less than $  250,000                  0.75          0.76                0.50
              $250,000 but less than $1,000,000                  0.50          0.50                0.40



         Beginning on October 31, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 30, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds by investors other than (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to
Section 501(c)(3) of the Code:

                               PERCENT OF PURCHASE

             1% of the first $2 million
             ------------------------------------------------
             plus 0.80% of the next $1 million
             ------------------------------------------------
             plus 0.50% of the next $17 million
             ------------------------------------------------
             plus 0.25% of amounts in excess of $20 million
             ------------------------------------------------

         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on or after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category I or II Fund may not be exchanged for Class A Shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchases as dealer compensation upon the exchange. The Class A Shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

               0.50% of the first $20 million
               -----------------------------------------------
               plus 0.25% of amounts in excess of $20 million
               -----------------------------------------------

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children);

         o any trust established exclusively for the benefit of an individual;

         o a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         o        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         o a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

OTHER GROUPS

         o any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account, provided that:

                  a. the organization has been in existence for at least six months; and

                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI") and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

         Calculating the Initial Sales Charge

         o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

         o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

         o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

         o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

         Calculating the Number of Shares to be Purchased

         o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

         o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

         o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

         o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

         Fulfilling the Intended Investment

         o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

         o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

         o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         Canceling the LOI

         o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

         o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIS and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Funds shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

         o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

         o Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R), and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

         o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

                  a.       a plan's initial investment is at least $1 million;

                  b.       the employer or plan sponsor signs a $1 million LOI;

                  c. there are at least 100 employees eligible to participate in the plan; or

                  d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

                  e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

                  f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

         o Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

         o Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

         o        the reinvestment of dividends and distributions from a Fund;

         o        exchanges of shares of certain Funds;

         o        use of the reinstatement privilege; or

         o        a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         PERCENT OF CUMULATIVE PURCHASES

                 0.75% of the first $5 million
                 -----------------------------------------------
                 plus 0.50% of amounts in excess of $5 million
                 -----------------------------------------------

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Redemption Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund), and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002 a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         o        Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares; and

         o Redemptions of Category I or II Funds by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age
                  70 1/2;

         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary;

         o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

         o        Investment account(s) of AIM.

         CDSCs will not apply to the following redemptions of Class C shares:

         o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

         o Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class R shares:

         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary or financial intermediary's failure to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AFS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AFS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AFS. Upon receiving returned mail, AFS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AFS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AFS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price.

         For example, at the close of business on December 31, 2002, AIM Premier Equity Fund - Class A shares had a net asset value per share of $7.51. The offering price, assuming an initial sales charge of 5.50%, therefore was $7.95.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent aNOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions, except for AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         It is the present policy of the AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund to declare and pay quarterly net investment income dividends and declare and pay annually capital gain distributions.

         Distributions paid by a fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two ormore issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amounts of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition.

         BACKUP WITHHOLDING. The Funds may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002, that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares and, if applicable, Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.


         FUND                                             CLASS A       CLASS B       CLASS C        CLASS R
         ----                                             -------       -------       -------        -------

         AIM Balanced Fund                                  0.25%         1.00%         1.00%          0.50%
         AIM Basic Balanced Fund                            0.35          1.00          1.00            N/A
         AIM European Small Company Fund                    0.35          1.00          1.00            N/A
         AIM Global Utilities Fund                          0.25          1.00          1.00            N/A
         AIM Global Value Fund                              0.35          1.00          1.00            N/A
         AIM International Emerging Growth Fund             0.35          1.00          1.00            N/A
         AIM Mid Cap Basic Value Fund                       0.35          1.00          1.00            N/A
         AIM New Technology Fund                            0.35          1.00          1.00            N/A
         AIM Premier Equity Fund                            0.25          1.00          1.00           0.50
         AIM Premier Equity II Fund                         0.35          1.00          1.00            N/A
         AIM Select Equity Fund                             0.25          1.00          1.00            N/A
         AIM Small Cap Equity Fund                          0.35          1.00          1.00           0.50


         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class C shares or Class R shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended December 31, 2002 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2002.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a whollyowned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B, Class C and Class R shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ending December 31 are found in Appendix K.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) = ERV

Where           P     =  a hypothetical initial payment of $1,000;
                T     =  average annual total return (assuming the applicable
                         maximum sales load is deducted at the beginning of the
                         one, five or ten year periods);
                n     =  number of years; and
                ERV   =  ending redeemable value of a hypothetical $1,000
                         payment at the end of the one, five or ten year periods
                         (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) = ERV

Where           P    =  a hypothetical initial payment of $1,000;
                U    =  average annual total return assuming payment of only a
                        stated portion of, or none of, the applicable maximum
                        sales load at the beginning of the stated period;
                n    =  number of years; and
                ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V) = ERV

Where           P    =  a hypothetical initial payment of $1,000;
                V    =  cumulative total return assuming payment of all of, a
                        stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and
                ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.


Calculation Of Certain Performance Data

         AIM Balanced Fund, AIM Premier Equity Fund and AIM Small Cap Equity Fund may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Class R shares.

         A restated or blended performance calculation may be used to derive (i) the Funds' standardized average annual total returns over a stated period and
(ii) the Funds' non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                         n
                                   P(1+T)  = ATV
                                                D

Where           P     =  a hypothetical initial payment of $1,000;
                T     =  average annual total return (after taxes on
                         distributions);
                n     =  number of years; and
                ATVD  =  ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                         n
                                   P(1+T)  = ATV
                                                DR

Where           P      =  a hypothetical initial payment of $1,000;
                T      =  average annual total return (after taxes on
                          distributions and redemption);
                n      =  number of years; and
                ATVDR  =  ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods
                          (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                       6
                            YIELD = 2[((a-b)/(c x d)+1) -1]

Where      a  =  dividends and interest earned during a stated 30-day period.
                 For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date);
           b  =  expenses accrued during period (net of reimbursements);
           c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         The yields and distribution rates for the AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund for the 30 day period ended December 31, 2002 are found in Appendix L.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Business Daily           U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                      Society of CLU & ChFC            Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World


         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


         Bank Rate Monitor                              Stanger
         Donoghue's                                     Weisenberger
         Mutual Fund Values (Morningstar)               Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

                  Dow Jones Global Utilities Index                           Russell 2000(R) Index
                  Dow Jones Industrial Average                               Russell 3000(R) Index
                  Lehman Brothers Aggregate Bond Index                       Russell 3000(R) Growth Index
                  Lipper Balanced Fund Index                                 Russell Midcap(R) Index
                  Lipper European Fund Index                                 Russell Midcap(R) Value Index
                  Lipper Global Fund Index                                   MSCI AC World Free Index
                  Lipper International Small Cap Fund Index                  MSCI All Country World Free ex-USA
                  Lipper Mid Cap Core Fund Index                                Growth Index
                  Lipper Mid Cap Value Fund Index                            MSCI EAFE Index
                  Lipper Multi Cap Core Fund Index                           MSCI Europe Index
                  Lipper Multi Cap Growth Fund Index                         MSCI Europe Small Cap Index
                  Lipper Science & Technology Fund Index                     MSCI World Index
                  Lipper Small Cap Core Fund Index                           MSCI World Value Free Index
                  Lipper Small Cap Growth Fund Index                         PSE Tech 100 Index
                  Lipper Large Cap Core Fund Index                           PSE Technology Index
                  Lipper Utility Fund Index                                  Standard & Poor's 500 Index
                  Russell 1000(R) Index                                      Wilshire 5000 Index
                  Russell 1000(R) Value Index                                NASDAQ Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:


         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:


            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

MUNICIPAL RATINGS ARE BASED UPON THE ANALYSIS OF FOUR PRIMARY FACTORS RELATING TO MUNICIPAL FINANCE: ECONOMY, DEBT, FINANCES, AND ADMINISTRATION/MANAGEMENT STRATEGIES. EACH OF THE FACTORS IS EVALUATED INDIVIDUALLY AND FOR ITS EFFECT ON THE OTHER FACTORS IN THE CONTEXT OF THE MUNICIPALITY'S ABILITY TO REPAY ITS DEBT.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC:  Default of some kind appears probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of January 1, 2003
--------------------------------------------------------------------------------
    The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities, if any.
--------------------------------------------------------------------------------

    NAME, YEAR OF BIRTH AND       TRUSTEE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                            HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -------------------------
INTERESTED PERSONS
-------------------------------- ----------- -------------------------------------------------- -------------------------

Robert H. Graham(1) --  1946          1992   Director and Chairman, A I M Management Group      None
Trustee, Chairman and President              Inc. (financial services holding company); and
                                             Director and Vice Chairman, AMVESCAP PLC (parent
                                             of AIM and a global investment management firm)

                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor), and Director and Chairman,
                                             A I M Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors, Inc.
                                             (registered broker dealer), A I M Fund Services,
                                             Inc., (registered transfer agent), and Fund
                                             Management Company (registered broker dealer)
-------------------------------- ----------- -------------------------------------------------- -------------------------

Mark H. Williamson(2) -- 1951         2003   Director, President and Chief Executive Officer,   Director, Chairman,
Trustee and Executive Vice                   A I M Management Group Inc. (financial services    President and Chief
President                                    holding company); Director, Chairman and           Executive Officer,
                                             President, A I M Advisors, Inc. (registered        INVESCO Bond Funds,
                                             investment advisor); Director, A I M Capital       Inc., INVESCO
                                             Management Inc. (registered investment advisor)    Combination Stock &
                                             and A I M Distributors, Inc. (registered broker    Bond Funds, Inc.,
                                             dealer), Director and Chairman, A I M Fund         INVESCO Counselor
                                             Services, Inc. (registered transfer agent), and    Series Funds, Inc.;
                                             Fund Management Company (registered broker         INVESCO Global &
                                             dealer); and Chief Executive Officer, AMVESCAP     International Funds,
                                             PLC - AIM Division (parent of AIM and a global     Inc., INVESCO Manager
                                             investment management firm)                        Series Funds, Inc.,
                                                                                                INVESCO Money Market
                                             Formerly: Director, Chairman and Chief Executive   Funds, Inc., INVESCO
                                             Officer, INVESCO Funds Group, Inc.; and Chief      Sector Funds, Inc.,
                                             Executive Officer, AMVESCAP PLC - Managed          INVESCO Stock Funds,
                                             Products                                           Inc., INVESCO
                                                                                                Treasurer's Series
                                                                                                Funds, Inc. and INVESCO
                                                                                                Variable Investment
                                                                                                Funds, Inc.

--------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

    NAME, YEAR OF BIRTH AND       TRUSTEE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                            HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -------------------------
INDEPENDENT TRUSTEES
-------------------------------- ----------- -------------------------------------------------- -------------------------

Frank S. Bayley -- 1939             2001     Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc.
Trustee                                                                                         (registered investment
                                                                                                company)
-------------------------------- ----------- -------------------------------------------------- -------------------------

Bruce L. Crockett -- 1944           1987     Chairman, Crockett Technology Associates           ACE Limited (insurance
Trustee                                      (technology consulting company)                    company); and Captaris,
                                                                                                Inc. (unified messaging
                                                                                                provider)
-------------------------------- ----------- -------------------------------------------------- -------------------------

Albert R. Dowden --  1941           2000     Director, Magellan Insurance Company; Member of    Cortland Trust, Inc.
Trustee                                      Advisory Board of Rotary Power International       (registered investment
                                             (designer, manufacturer, and seller of rotary      company)
                                             power engines); and Director, The Boss Group
                                             (private equity group)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo; and
                                             director of various affiliated Volvo companies
-------------------------------- ----------- -------------------------------------------------- -------------------------

Edward K. Dunn, Jr. -- 1935         1998     Formerly: Chairman, Mercantile Mortgage Corp.;     None
Trustee                                      President and  Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Jack M. Fields -- 1952              1997     Chief Executive Officer, Twenty First Century      Administaff
Trustee                                      Group, Inc. (government affairs company) and
                                             Texana Timber LP
-------------------------------- ----------- -------------------------------------------------- -------------------------

Carl Frischling -- 1937             1993     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
Trustee                                      Frankel LLP                                        (registered investment
                                                                                                company)
-------------------------------- ----------- -------------------------------------------------- -------------------------

Prema Mathai-Davis -- 1950          1998     Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA
-------------------------------- ----------- -------------------------------------------------- -------------------------

Lewis F. Pennock -- 1942            1992     Partner, law firm of Pennock & Cooper              None
Trustee
-------------------------------- ----------- -------------------------------------------------- -------------------------

Ruth H. Quigley -- 1935             2001     Retired                                            None
Trustee
-------------------------------- ----------- -------------------------------------------------- -------------------------

NAME, YEAR OF BIRTH AND           TRUSTEE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                            HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -------------------------
INDEPENDENT TRUSTEES
-------------------------------- ----------- -------------------------------------------------- -------------------------

Louis S. Sklar -- 1939              1993     Executive Vice President, Hines (real estate       None
Trustee                                      development company)
-------------------------------- ----------- -------------------------------------------------- -------------------------
OTHER OFFICERS
-------------------------------- ----------- -------------------------------------------------- -------------------------

Gary T. Crum(3) -- 1947               1992   Director, Chairman and Director of Investments,    N/A
Senior Vice President                        A I M Capital Management, Inc.; Director and
                                             Executive Vice President, A I M Management Group
                                             Inc.; Director and Senior Vice President, A I M
                                             Advisors, Inc.; and Director, A I M
                                             Distributors, Inc. and AMVESCAP PLC

                                             Formerly: Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

 Robert G. Alley -- 1948            1992     Managing Director and Chief Fixed Income           N/A
 Vice President                              Officer, A I M Capital Management, Inc.; and
                                             Vice President, A I M Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Stuart W. Coco -- 1955              1992     Managing Director and Chief Research Officer -     N/A
Vice President                               Fixed Income,, A I M Capital Management, Inc.;
                                             and Vice President, A I M Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Melville B. Cox -- 1943             1992     Vice President and Chief Compliance Officer, A I   N/A
Vice President                               M Advisors, Inc. and A I M Capital Management,
                                             Inc.; and Vice President, A I M Fund Services,
                                             Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Karen Dunn Kelley -- 1960           1992     Managing Director and Chief Cash Management        N/A
Vice President                               Officer, A I M Capital Management, Inc.;
                                             Director and President, Fund Management Company;
                                             and Vice President, A I M Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Edgar M. Larsen(3) -- 1940            1999   Vice President, A I M Advisors, Inc.; and          N/A
Vice President                               President, Chief Executive Officer and Chief
                                             Investment Officer, A I M Capital Management,
                                             Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

Dana R. Sutton -- 1959              1992     Vice President and Fund Treasurer, A I M           N/A
Vice President and Treasurer                 Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

--------------
(3)   Information is current as of January 10, 2003.

NAME, YEAR OF BIRTH AND           TRUSTEE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                            HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------- ----------- -------------------------------------------------- -------------------------
Nancy L. Martin(4) - 1957             2003   Vice President, A I M Advisors, Inc.; and Vice       N/A
Secretary                                    President and General Counsel, A I M Capital
                                             Management, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

--------------
(4)   Ms. Martin became Secretary of the Trust on April 1, 2003

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2002


     NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES            AGGREGATE DOLLAR RANGE OF EQUITY
                                                PER FUND                           SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                                                                   TRUSTEE IN THE AIM FAMILY OF
                                                                                             Funds(R)
--------------------------- -------------------------------------------------- -------------------------------------

Robert H. Graham            Balanced                            Over $100,000             Over $100,000

                            Basic Balanced                      Over $100,000

                            Premier Equity                      Over $100,000

                            Small Cap Equity                    Over $100,000
--------------------------- -------------------------------------------------- -------------------------------------

Mark H. Williamson                                 -0-                                  $10,001 - $50,000
--------------------------- -------------------------------------------------- -------------------------------------

Frank S. Bayley                                    -0-                                  $10,001 - $50,000
--------------------------- -------------------------------------------------- -------------------------------------

Bruce L. Crockett           Select Equity                        $1 - $10,000              $1 - $10,000

                            Premier Equity                       $1 - $10,000
--------------------------- -------------------------------------------------- -------------------------------------

Albert R. Dowden            Small Cap Equity                $10,001 - $50,000           $50,001 - $100,000
--------------------------- -------------------------------------------------- -------------------------------------

Edward K. Dunn, Jr.                                -0-                                    Over $100,0005
--------------------------- -------------------------------------------------- -------------------------------------

Jack M. Fields              Premier Equity                      over $100,000             Over $100,0005
--------------------------- -------------------------------------------------- -------------------------------------

Carl Frischling             Basic Balanced                 $50,001 - $100,000             Over $100,0005

                            European Small Company           $10,001 - 50,000

                            International Emerging Growth   $10,001 - $50,000

                            Premier Equity                   10,001 - $50,000
--------------------------- -------------------------------------------------- -------------------------------------

Prema Mathai-Davis          European Small Company           $10,001 -$50,000             Over $100,0005
--------------------------- -------------------------------------------------- -------------------------------------

Lewis F. Pennock            Balanced                        $10,001 - $50,000           $50,001 - $100,000

                            Basic Balanced                       $1 - $10,000
--------------------------- -------------------------------------------------- -------------------------------------

Ruth H. Quigley                                    -0-                                     $1 -$10,000
--------------------------- -------------------------------------------------- -------------------------------------

Louis S. Sklar                                     -0-                                    Over $100,0005
--------------------------- -------------------------------------------------- -------------------------------------

--------------
(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:



                                                            RETIREMENT
                                         AGGREGATE           BENEFITS       ESTIMATED ANNUAL          TOTAL
                                     COMPENSATION FROM       ACCRUED         BENEFITS UPON         COMPENSATION
                                            THE               BY ALL         RETIREMENT(3)         FROM ALL AIM
               DIRECTOR                   TRUST(1)         AIM FUNDS(2)                              FUNDS(4)
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Frank S. Bayley                      $  20,222           $  142,800          $    90,000            $  150,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Bruce L. Crockett                       20,094               50,132               90,000               149,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Albert R. Dowden                        20,222               57,955               90,000               150,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Edward K. Dunn, Jr.                     20,094               94,149               90,000               149,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Jack M. Fields                          20,222               29,153               90,000               153,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Carl Frischling(5)                      20,222               74,511               90,000               150,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Prema Mathai-Davis                      20,222               33,931               90,000               150,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Lewis F. Pennock                        20,811               54,802               90,000               154,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Ruth H. Quigley                         20,222              142,502               90,000               153,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------
   Louis S. Sklar                          20,683               78,500               90,000               153,000
   --------------------------------- ------------------- ----------------- ------------------- ---------------------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2002, including earnings, was $89,867.

(2) During the fiscal year ended December 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $102,009.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.

(5) During the fiscal year ended December 31, 2002, the Trust paid $64,893 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of April 4, 2003.

AIM BALANCED FUND

                                     CLASS A SHARES  CLASS B SHARES  CLASS C SHARES   CLASS R SHARES    INSTITUTIONAL
                                                                                                         CLASS SHARES
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

NAME AND ADDRESS OF                    PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                        OWNED OF        OWNED OF        OWNED OF         OWNED OF          OWNED OF
                                         RECORD          RECORD          RECORD           RECORD            RECORD
------------------------------------ --------------- --------------- ---------------- --------------- -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration               9.55%           7.89%           14.78%             --                --
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

Smith Barney House Account
ATTN: Cindy Tempesta, 17th Floor           --            5.32%             --               --                --
333 West 34th Street
New York, NY 10001-2402
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

A I M Advisors, Inc
ATTN:  David Hessel                        --              --              --               --              100%(1)
11 Greenway Plaza, Suite 100
Houston, TX 77046
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

-------------
(1)   Owned of record and beneficially


                                     CLASS A SHARES  CLASS B SHARES  CLASS C SHARES   CLASS R SHARES    INSTITUTIONAL
                                                                                                         CLASS SHARES
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

NAME AND ADDRESS OF                    PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                        OWNED OF        OWNED OF        OWNED OF         OWNED OF          OWNED OF
                                         RECORD          RECORD          RECORD           RECORD            RECORD
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

Branch Banking Trust TTE
FBO W. E. Stanley & Co. Inc.
OMNIBUS Daily Trading                      --              --              --             9.13%               --
300 E Wendover Avenue
Greensboro, NC   27401-1229
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

INVESCO Trust Company TTEE
FBO Big Horn Basin
Orthopedic                                 --              --              --             43.72%              --
401k Profit Sharing Plan
P.O. Box 105779
Atlanta, GA 30348-5779
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

MCB Trust Services Cust FBO
Crittenden Health Systems 401k             --              --              --             22.17%              --
700 17th Street, Ste. 300
Denver, CO 80202-3507
------------------------------------ --------------- --------------- ---------------- --------------- -------------------

AMVESCAP National Trust Co. FBO
West Boylston Insurance Agency
Inc. 401(k) Plan                           --              --              --             9.24%               --
P.O. Box 105779
Atlanta, GA 30348-5779
------------------------------------ --------------- --------------- ---------------- --------------- -------------------


AIM BASIC BALANCED FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                          --                       5.95%                     8.61%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------

AIM EUROPEAN SMALL COMPANY FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Charles T. Bauer
C/O AIM Management Group Inc.                     15.54%(1)                   --                         --
11 Greenway Plaza, Ste 100
Houston, TX   77046-1113
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                          --                      11.54%                     12.21%
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------


AIM GLOBAL UTILITIES FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Charles Schwab & Co., Inc.
Reinvestment Account                              10.06%                       -                         -
101 Montgomery Street
San Francisco, CA  94104-4122
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                          -                        5.11%                     11.00%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------

Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor                     -                        5.03%
333 West 34th Street
New York, NY 10001-2402
---------------------------------------- ------------------------- -------------------------- -------------------------

--------------
(1)   Owned of record and beneficially.

AIM GLOBAL VALUE FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Joel Dobberpuhl and Holly
Dobberpuhl TIC                                   16.88%(1)                    --                         --
1710 Lawrence Road
Franklin, TN   37069-1700
---------------------------------------- ------------------------- -------------------------- -------------------------

Morgan Keegan & Company, Inc
FBO Joyce M. Kelso & Jerry A. Kelso
JTWROS                                              --                        --                       9.04%
270 River Trace Drive
Marion, AR   72364-2628
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN: Fund Administration                         8.62%                       --                         --
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------


AIM INTERNATIONAL EMERGING GROWTH FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Robert Michael Kippes
Kelly F. Kippes JTTEN                             17.16%(1)                   --                         --
20402 Lakeland Falls Dr.
Cypress, TX   77433-5728
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                        12.05%                    12.80%                     21.60%
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL   32246-6484]
---------------------------------------- ------------------------- -------------------------- -------------------------

--------------
(1)   Owned of record and beneficially

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Deloitte & Touche Profit Sharing Plan
Chase Manhattan Bank TTEE
ATTN: Angela Ma                                   25.37%                      --                         --
3 Metrotech Center, 6th Floor
Brooklyn, NY 11245-0001
---------------------------------------- ------------------------- -------------------------- -------------------------


AIM MID CAP BASIC VALUE FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                        16.68%                     7.10%                     8.61%
4800 Deer Lake Dr, East,
2nd Floor
Jacksonville, FL  32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------


AIM NEW TECHNOLOGY FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor                     --                       7.18                         --
333 West 34th Street
New York, NY 10001-2402

---------------------------------------- ------------------------- -------------------------- -------------------------

AIM PREMIER EQUITY FUND

                                   CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES    INSTITUTIONAL
                                                                                                        CLASS SHARES
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

NAME AND ADDRESS OF                  PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                      OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                       RECORD           RECORD           RECORD           RECORD           RECORD
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

Tulsa & Co.                              --               --               --               --             75.43%
PO Box 3688
Tulsa, OK   74101-3688
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration              9.98%            8.41%           20.05%             --               --
4800 Deer Lake Dr., East
2nd Floor
Jacksonville, FL   32246-6484
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

APB025 Logan Bank Trust Co.
401k Plan TTEE Eddie Canterbury          --               --               --             15.87%             --
PO Box 505
Warrendale, PA   15086-0505
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor         5.61%            9.12%           10.41%             --               --
333 West 34th Street
New York, NY 10001-2402
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

AMVESCAP National Trust Company
TTEE
FBO Guys Inc. 401(k) Profit              --               --               --             57.71%             --
Sharing Plan
P.O. Box 105779
Atlanta, GA 30348-5779
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

Circle Trust Company Custodian
For
Milikin Mandt Associates Inc.
IRA Omnibus Account                      --               --               --              9.76%             --
Metro Center
One Station Place
Stanford, CT 06902-6800
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                   CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES    INSTITUTIONAL
                                                                                                        CLASS SHARES
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

NAME AND ADDRESS OF                  PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                      OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                       RECORD           RECORD           RECORD           RECORD           RECORD
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

First Command Bank Trust
Attention: Trust Department              --               --               --               --             22.28%
P.O. Box 901075
Fort Worth, TX 76101-2075
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------


AIM PREMIER EQUITY II FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                        5.08%                     11.43%                     20.02%
4800 Deer Lake Dr, East, 2nd Floor
Jacksonville, FL   32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------

Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor
333 West 34th Street                                --                       6.83%                       --
New York, NY 10001-2402
---------------------------------------- ------------------------- -------------------------- -------------------------

AIM SELECT EQUITY FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                        5.94%                      8.06%                     11.98%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL  32246-6484
---------------------------------------- ------------------------- -------------------------- -------------------------

Smith Barney House Account
ATTN: Cindy Tempesta, 7th Floor
333 West 34th Street                                --                       7.01%                       --
New York, NY 10001-2402
---------------------------------------- ------------------------- -------------------------- -------------------------


AIM SMALL CAP EQUITY FUND

                                               CLASS A SHARES   CLASS B SHARES   CLASS C SHARES      CLASS R SHARES
---------------------------------------------- ---------------- --------------- ------------------ --------------------

NAME AND ADDRESS OF                              PERCENTAGE       PERCENTAGE    PERCENTAGE OWNED   PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  OWNED OF         OWNED OF            OF                RECORD
                                                   RECORD           RECORD           RECORD
---------------------------------------------- ---------------- --------------- ------------------ --------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                          9.85%           7.30%            20.92%                --
4800 Deer Lake Dr., East
2nd Floor
Jacksonville, FL   32246-6484
---------------------------------------------- ---------------- --------------- ------------------ --------------------

MCB Trust Services Cust FBO
Indianhead Food Service
Distributors 401k Plan                               --               --               --                25.17%
700 17th Street, Ste. 300
Denver, CO 80202-3507
---------------------------------------------- ---------------- --------------- ------------------ --------------------

AMVESCAP National Trust Co. FBO
West Boylston Insurance Agency Inc.
401(k) Plan                                          --               --               --                25.09%
P.O. Box 105779
Atlanta, GA 30348-5779
---------------------------------------------- ---------------- --------------- ------------------ --------------------

                                               CLASS A SHARES   CLASS B SHARES   CLASS C SHARES      CLASS R SHARES
---------------------------------------------- ---------------- --------------- ------------------ --------------------

NAME AND ADDRESS OF                              PERCENTAGE       PERCENTAGE    PERCENTAGE OWNED   PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  OWNED OF         OWNED OF            OF                RECORD
                                                   RECORD           RECORD           RECORD
---------------------------------------------- ---------------- --------------- ------------------ --------------------

D&L Manufacturing Inc.
401k PSP
Lee Eslicker TTEE                                    --               --               --                10.97%
Omnibus Account
P.O. Box 52427
Tulsa, OK 74152-0427
---------------------------------------------- ---------------- --------------- ------------------ --------------------

AMVESCAP National Trust Company TTEE
FBO Guys Inc. 401(k) Profit Sharing Plan             --               --               --                10.35%
P.O. Box 105779
Atlanta, GA 30348-5779
---------------------------------------------- ---------------- --------------- ------------------ --------------------


MANAGEMENT OWNERSHIP

         As of April 4, 2003, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except that the trustees and officers as a group owned 1.43% of Class A shares of AIM New Technology Fund.

                                   APPENDIX E
                                 MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


                                           2002                                             2001
                     ------------------------------------------------- ------------------------------------------------
    FUND NAME          MANAGEMENT     MANAGEMENT     NET MANAGEMENT     MANAGEMENT     MANAGEMENT     NET MANAGEMENT
                      FEE PAYABLE     FEE WAIVERS       FEE PAID        FEE PAYABLE    FEE WAIVERS       FEE PAID
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Balanced Fund       $16,549,652        $42,255        $16,507,397    $20,891,477      $  19,008       $ 20,872,469
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Basic Balanced          425,485        124,214            301,271         29,174         29,174                -0-
Fund(1)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM European Small          197,592        197,592                -0-        107,157        107,157                -0-
Company Fund(2)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Global                1,212,142         10,747          1,201,395      2,017,671          1,934          2,015,737
Utilities Fund
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Global Value            114,141        101,252             12,889         69,914         69,914                -0-
Fund(3)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM International
Emerging Growth             157,455        157,455                -0-         96,010         96,010                -0-
Fund(2)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Mid Cap Basic           396,344         65,709            330,635             22             22                -0-
Value Fund(4)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM New Technology          485,881        318,936            166,945        662,429        357,926            304,503
Fund(2)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Premier Equity       83,590,822      3,054,474         80,536,348    133,647,827      8,961,757        124,686,070
Fund
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Premier Equity          838,295          1,858            836,437      1,259,835         42,306          1,217,529
II Fund(2)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Select Equity         4,526,857          5,546          4,521,311      6,487,014          3,800          6,483,214
Fund
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

AIM Small Cap             2,448,587          3,987          2,444,600        997,232            714            996,518
Equity Fund(2)
-------------------- --------------- -------------- ------------------ -------------- -------------- ------------------

                                           2000
                     -------------------------------------------------
    FUND NAME         MANAGEMENT      MANAGEMENT     NET MANAGEMENT
                      FEE PAYABLE    FEE WAIVERS        FEE PAID
-------------------- -------------- --------------- ------------------

AIM Balanced Fund      $19,294,478  $          -0-      $  19,294,478
-------------------- -------------- --------------- ------------------

AIM Basic Balanced             N/A             N/A                N/A
Fund(1)
-------------------- -------------- --------------- ------------------

AIM European Small          27,495          27,495                -0-
Company Fund(2)
-------------------- -------------- --------------- ------------------

AIM Global               2,457,103             -0-          2,457,103
Utilities Fund
-------------------- -------------- --------------- ------------------

AIM Global Value                69              69                -0-
Fund(3)
-------------------- -------------- --------------- ------------------

AIM International
Emerging Growth             20,500          20,500                -0-
Fund(2)
-------------------- -------------- --------------- ------------------

AIM Mid Cap Basic              N/A             N/A                N/A
Value Fund(4)
-------------------- -------------- --------------- ------------------

AIM New Technology         169,735         126,575             43,160
Fund(2)
-------------------- -------------- --------------- ------------------

AIM Premier Equity     178,352,446      11,485,909        166,866,537
Fund
-------------------- -------------- --------------- ------------------

AIM Premier Equity         184,046         146,253             37,793
II Fund(2)
-------------------- -------------- --------------- ------------------

AIM Select Equity        8,431,513             -0-          8,431,513
Fund
-------------------- -------------- --------------- ------------------

AIM Small Cap               89,083          89,083                -0-
Equity Fund(2)
-------------------- -------------- --------------- ------------------

-------------
(1)   Commenced operations on September 28, 2001.
(2)   Commenced operations on August 31, 2000.
(3)   Commenced operations on December 29, 2000.
(4)   Commenced operations on December 31, 2001.

                                APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


         FUND NAME                       2002                            2001                         2000
---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Balanced Fund                      $441,158                        $316,318                     $219,636

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Basic Balanced Fund(1)              50,000                          12,603                         N/A

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM European Small Company              50,000                          50,000                       16,667
Fund(2)
---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Global Utilities Fund               50,000                          92,707                       111,177

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Global Value Fund(3)                50,000                          50,000                         410
---------------------------- ------------------------------ ------------------------------- --------------------------

AIM International Emerging              50,000                          50,000                       16,667
Growth Fund(2)
---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Mid Cap Basic Value                 50,000                           137                           N/A
Fund(4)
---------------------------- ------------------------------ ------------------------------- --------------------------

AIM New Technology Fund(2)              50,000                          50,000                       16,667

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Premier Equity Fund                 744,086                        833,469                       959,833

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Premier Equity II Fund(2)           50,000                          50,000                       16,667

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Select Equity Fund                  140,339                        148,860                       144,211

---------------------------- ------------------------------ ------------------------------- --------------------------

AIM Small Cap Equity Fund(2)            83,395                          50,000                       16,667

---------------------------- ------------------------------ ------------------------------- --------------------------

--------------
(1)   Commenced operations on September 28, 2001.
(2)   Commenced operations on August 31, 2000.
(3)   Commenced operations on December 29, 2000.
(4)   Commenced operations on December 31, 2001.

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


         Brokerage commissions1 paid by each of the Funds listed below during the last three fiscal years ended December 31 were as follows:

         FUND                                               2002            2001             2000
         ----                                          ------------    ------------      ------------
AIM Balanced Fund(2)                                   $  3,264,475    $  2,814,996      $  1,892,019
AIM Basic Balanced Fund(3)                                   86,276          18,936               N/A
AIM European Small Company Fund(4)                          115,950          69,600            38,807
AIM Global Utilities Fund(2)                                430,708         263,422           593,061
AIM Global Value Fund(6)                                     41,687          29,817               N/A
AIM International Emerging Growth Fund(4)                   109,136          67,561            27,889
AIM Mid Cap Basic Value Fund(7)                             177,248             N/A               N/A
AIM New Technology Fund(4),(8)                               22,987         137,043            10,477
AIM Premier Equity Fund(9)                               19,179,821      19,870,430        34,775,189
AIM Premier Equity II Fund(4)                               250,349         231,409            57,425
AIM Select Equity Fund                                    2,058,156       2,341,424         1,152,944
AIM Small Cap Equity Fund(4,5)                            1,620,294         493,853            65,567


(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2) The variation in brokerage commissions paid by AIM Balanced Fund and AIM Global Utilities Fund for the fiscal year ended December 31, 2002 as compared to the prior fiscal years was due to significant fluctuations in asset levels.

(3)  Commenced operations on September 28, 2001.

(4)  Commenced operations on August 31, 2000.

(5) The variation in brokerage commissions paid by AIM Small Cap Equity Fund for the fiscal year ended December 31, 2002 as compared to the prior fiscal year was due to a significant fluctuation in asset levels.

(6)  Commenced operations on December 29, 2000.

(7)  Commenced operations on December 31, 2001.

(8) The variation in brokerage commissions paid by AIM New Technology Fund for the fiscal year ended December 31, 2002 as compared to the prior fiscal year was due to the significant decline in the market values for technology stocks.

(9) The variation in brokerage commissions paid by the AIM Premier Equity Fund for the fiscal year ended December 31, 2001 as compared to the prior fiscal year was due to a significant fluctuation in asset levels and a reduction in transactions on which commissions were paid.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended December 31, 2002, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                                   Related
Fund                                                Transactions              Brokerage Commissions
----                                            -----------------             ---------------------
AIM Balanced Fund                               $     226,848,154              $      383,887
AIM Basic Balanced Fund                                 3,602,740                       5,508
AIM European Small Company Fund                           355,351                         655
AIM Global Utilities Fund                              20,015,202                      49,266
AIM Global Value Fund                                   1,266,843                       1,500
AIM International Emerging Growth Fund                    388,176                         695
AIM Mid Cap Basic Value Fund                            6,255,472                      13,306
AIM New Technology Fund                                 9,253,623                      12,880
AIM Premier Equity Fund                             1,900,808,974                   2,798,790
AIM Premier Equity II Fund                             18,678,007                      27,060
AIM Select Equity Fund                                124,725,800                     177,523
AIM Small Cap Equity Fund                              55,009,564                     146,276


         During the last fiscal year ended December 31, 2002, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

              Fund/Issuer                         Security                         Market Value
              -----------                       ------------                     ---------------
AIM Balanced Fund
      Goldman Sachs Group Inc. (The)            Common Stock                     $    23,501,310
      Lehman Brothers Holdings Inc.             Common Stock                          18,704,790
      Merrill Lynch & Co., Inc.                 Common Stock                          25,881,900

      Goldman Sachs Group, Inc. (The)           Bonds/Notes                            4,582,989
      Lehman Brothers Holdings Inc.             Bonds/Notes                            8,350,362
      Merrill Lynch & Co., Inc.                 Bonds/Notes                            5,859,378
      Morgan Stanley                            Bonds/Notes                            5,853,045
      Salomon Smith Barney Holdings Inc.        Bonds/Notes                            5,903,734

AIM Basic Balanced Fund
      Morgan Stanley                            Common Stock                           1,473,048

      Lehman Brothers Inc.                      Bonds/Notes                              145,730
      Lehman Brothers Holdings Inc.             Bonds/Notes                              112,855
      Merrill Lynch & Co., Inc.                 Bonds/Notes                              141,897
      Morgan Stanley                            Bonds/Notes                              168,030
      Salomon Smith Barney Holdings Inc.        Bonds/Notes                              162,191

AIM Premier Equity Fund
      Merrill Lynch & Co., Inc.                 Common Stock                          47,437,500
      Morgan Stanley                            Common Stock                         112,774,000



AIM Premier Equity II Fund
      American Express                          Common Stock                          44,187,500
      J.P. Morgan Chase & Co.                   Common Stock                          48,480,000
      Lehman Brothers Holdings Inc.             Common Stock                             458,294
      Morgan Stanley                            Common Stock                           1,081,832

AIM Select Equity Fund
      Lehman Brothers Holdings Inc.             Common Stock                           1,284,289
      Merrill Lynch & Co., Inc.                 Common Stock                           5,111,865
      Morgan Stanley                            Common Stock                           2,219,552


                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year or period ended December 31, 2002 follows:


                                                       CLASS A         CLASS B         CLASS C        CLASS R
FUND                                                   SHARES           SHARES          SHARES         SHARES
----                                                 ------------    ------------     ----------      -------
AIM Balanced Fund1                                 $  4,730,405      $  9,553,806     $3,873,074       $  367
AIM Basic Balanced Fund                                  81,205           320,702        101,876          N/A
AIM European Small Company Fund                          44,228            64,501         17,125          N/A
AIM Global Utilities Fund                               329,368           623,671         83,143          N/A
AIM Global Value Fund                                    28,070            37,322         16,761          N/A
AIM International Emerging Growth Fund                   35,029            35,669         29,990          N/A
AIM Mid Cap Basic Value Fund                            104,947           143,425         52,157          N/A
AIM New Technology Fund                                  91,540           150,409         73,929          N/A
AIM Premier Equity Fund(1)                           15,750,421        63,731,957      6,578,274          245
AIM Premier Equity II Fund                              144,124           490,012        215,931          N/A
AIM Select Equity Fund                                  806,652         3,142,790        453,574          N/A
AIM Small Cap Equity Fund1                              523,395           985,773        399,536           74


(1) Information on Class R shares in the table is for the period June 3, 2002 (the date Class R shares commenced operations) to December 31, 2002.

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the year ended December 31, 2002 follows:


                                                     PRINTING &                     UNDERWRITERS       DEALERS
                                     ADVERTISING      MAILING       SEMINARS        COMPENSATION     COMPENSATION
                                     -----------     ----------     --------        ------------     ------------
AIM Balanced Fund                        $      0      $     0       $      0            $    0     $   4,730,405
AIM Basic Balanced Fund                     7,393        1,114          2,320                 0            70,378
AIM European Small Company Fund             6,136          885          2,106                 0            35,101
AIM Global Utilities Fund                       0            0              0                 0           329,367
AIM Global Value Fund                           0            0              0                 0            28,070
AIM International Emerging Growth Fund      2,579          352            976                 0            31,122
AIM Mid Cap Basic Value Fund                8,871        1,124          3,123                 0            91,829
AIM New Technology Fund                    10,622        1,449          4,024                 0            75,445
AIM Premier Equity Fund                         0            0              0                 0        15,750,421
AIM Premier Equity II Fund                 19,892        2,281          6,335                 0           115,616
AIM Select Equity Fund                          0            0              0                 0           806,652
AIM Small Cap Equity Fund                  43,758        5,661         17,971                 0           456,005


         An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the year ended December 31, 2002, follows:


                                                       PRINTING &                      UNDERWRITERS           DEALERS
                                        ADVERTISING     MAILING       SEMINARS         COMPENSATION        COMPENSATION
                                        -----------    ----------     --------         ------------        ------------

AIM Balanced Fund                        $   91,322     $  11,863     $   36,614      $    7,165,354      $  2,248,653
AIM Basic Balanced Fund                      11,384         1,552          3,234             240,526            64,006
AIM European Small Company Fund               1,990             0              0              48,375            14,136
AIM Global Utilities Fund                     4,867           702          2,228             467,753           148,121
AIM Global Value Fund                         2,402             0              0              27,991             6,929
AIM International Emerging Growth Fund        1,706             0              0              26,752             7,212
AIM Mid Cap Basic Value Fund                  3,185           386          1,429             107,568            30,857
AIM New Technology Fund                           0             0          3,389             112,807            34,213
AIM Premier Equity Fund                     321,474        41,689        127,619          47,798,967        15,442,208
AIM Premier Equity II Fund                    7,797         1,063          2,953             367,509           110,690
AIM Select Equity Fund                       25,071         3,222          9,816           2,357,092           747,589
AIM Small Cap Equity Fund                    33,210         4,461         12,887             739,330           195,885


         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended December 31, 2002, follows:

                                                       PRINTING &                      UNDERWRITERS           DEALERS
                                        ADVERTISING     MAILING       SEMINARS         COMPENSATION        COMPENSATION
                                        -----------    ----------     --------         ------------        ------------

AIM Balanced Fund                       $  40,030     $ 5,190         $ 15,729          $  283,116        $  3,529,009
AIM Basic Balanced Fund                     2,632         359            1,994              23,927              72,964
AIM European Small Company Fund             1,060           0                0               3,180              12,885
AIM Global Utilities Fund                       0           0                0               8,914              74,229
AIM Global Value Fund                       1,705           0                0               5,114               9,942
AIM International Emerging Growth Fund      1,349           0                0               4,048              24,593
AIM Mid Cap Basic Value Fund                    0           0                0              14,363              37,795
AIM New Technology Fund                         0           0                0              15,194              58,735
AIM Premier Equity Fund                    67,610       8,709           26,575             476,311           5,999,069
AIM Premier Equity II Fund                  1,760           0            1,760              26,400             186,011
AIM Select Equity Fund                      8,764       1,263            3,008              63,171             377,368
AIM Small Cap Equity Fund                  21,328       2,624            7,290             140,590             227,524


         An estimate by category of the allocation of actual fees paid by Class R1 shares of the Funds during the year ended December 31, 2002, follows:

                                                       PRINTING &                      UNDERWRITERS           DEALERS
                                        ADVERTISING     MAILING       SEMINARS         COMPENSATION        COMPENSATION
                                        -----------    ----------     --------         ------------        ------------
AIM Balanced Fund                      $   80          $  12           $  26              $ 170               $ 79
AIM Premier Equity Fund                    45              6              17                107                 71
AIM Small Cap Equity Fund                  16              2               6                 38                 12


1 Information on Class R shares is for the period June 3, 2002 (the date Class R shares commenced operations) to December 31, 2002.

                                   APPENDIX K

                               TOTAL SALES CHARGES


The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended December 31:

                                                     2002                         2001                        2000
                                          --------------------------    -------------------------    -------------------------
                                              SALES         AMOUNT         SALES         AMOUNT        SALES          AMOUNT
                                             CHARGES       RETAINED       CHARGES       RETAINED      CHARGES        RETAINED
                                          -----------    -----------    -----------    ----------    ----------    -----------
AIM Balanced Fund                         $ 1,451,273    $   268,091    $ 3,691,146    $  640,756    $7,582,977    $ 1,348,605
AIM Basic Balanced Fund(1)                    354,894         61,611        112,507        19,234        N/A            N/A
AIM European Small Company Fund(2)             42,708          6,559         28,534         4,738       127,183         18,828
AIM Global Utilities Fund                     131,269         22,958        427,191        69,443     1,102,169        174,240
AIM Global Value Fund(3)                       38,808          6,560         60,376        10,936        -0-            -0-
AIM International Emerging Growth Fund(2)      37,780          5,940         26,026         4,181        52,378          8,538
AIM Mid Cap Basic Value Fund(4)               269,601         41,770         N/A           N/A           N/A            N/A
AIM New Technology Fund(2)                    162,958         26,036        478,515        76,755       895,102        142,151
AIM Premier Equity Fund                     5,431,749        848,167     13,060,057     2,026,998    44,597,613      6,912,097
AIM Premier Equity II Fund(2)                 122,868         20,052        606,814        95,063       838,943        130,652
AIM Select Equity Fund                        442,333         69,411      1,293,861       205,791     3,195,845        511,968
AIM Small Cap Equity Fund(2)                1,423,426        215,904        819,222       129,827       421,500         66,008


(1)  Commenced operations on September 28, 2001

(2)  Commenced operations on August 31, 2000

(3)  Commenced operations on December 29, 2000

(4)  Commenced operations on December 31, 2001

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended December 31:

                                                              2002              2001             2000
                                                          ------------     ------------       -----------

AIM Balanced Fund                                         $     83,438     $    139,887       $   284,148

AIM Basic Balanced Fund(1)                                       4,957               84            N/A
AIM European Small Company Fund(2)                               1,570           17,064                47
AIM Global Utilities Fund                                        5,036            9,778            16,641
AIM Global Value Fund(3)                                           651            2,126            -0-
AIM International Emerging Growth Fund(2)                        1,003           29,308               364
AIM Mid Cap Basic Value Fund(4)                                  3,372           N/A               N/A
AIM New Technology Fund(2)                                      14,675           11,820            16,403
AIM Premier Equity Fund                                        193,652          502,677         1,003,943
AIM Premier Equity II Fund(2)                                    9,121           25,998             1,234
AIM Select Equity Fund                                          18,952           32,135            32,980
AIM Small Cap Equity Fund(2)                                    25,831           39,954               541


(1)  Commenced operations on September 28, 2001

(2)  Commenced operations on August 31, 2000

(3)  Commenced operations on December 29, 2000

(4)  Commenced operations on December 31, 2001

                                   APPENDIX L

                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS

The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ---------

AIM Balanced Fund                               -21.74%       -2.31%          6.88%          --         03/31/78
AIM Basic Balanced Fund                         -15.23%         N/A            N/A        -6.81%        09/28/01
AIM European Small Company Fund                  -3.15%         N/A            N/A       -14.16%        08/31/00
AIM Global Utilities Fund                       -30.03%       -5.32%          3.15%          --         01/19/88
AIM Global Value Fund                           -13.11%         N/A            N/A        -7.47%        12/29/00
AIM International Emerging Growth Fund           -7.99%         N/A            N/A       -16.51%        08/31/00
AIM Mid Cap Basic Value Fund                    -22.21%         N/A            N/A       -22.21%        12/31/01
AIM New Technology Fund                         -48.28%         N/A            N/A       -49.98%        08/31/00
AIM Premier Equity Fund                         -34.70%       -3.58%          6.94%          --         05/01/84
AIM Premier Equity II Fund                      -33.73%         N/A            N/A       -27.69%        08/31/00
AIM Select Equity Fund                          -33.46%       -2.66%          5.06%          --         12/04/67
AIM Small Cap Equity Fund                       -23.66%         N/A            N/A       -10.18%        08/31/00


         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception of less than ten years) ended December 31 are as follows:


                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                               -----------------------------------
                                                                                         SINCE       INCEPTION
         CLASS B SHARES:                        1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                        -------       -------      --------     ---------     ----------

AIM Balanced Fund                              -22.47%        -2.48%          N/A         5.29%       10/18/93
AIM Basic Balanced Fund                        -15.96%          N/A           N/A        -6.81%       09/28/01
AIM European Small Company Fund                 -3.32%          N/A           N/A       -13.77%       08/31/00
AIM Global Utilities Fund                      -30.15%        -5.27%          N/A         1.46%       09/01/93
AIM Global Value Fund                          -13.25%          N/A           N/A        -6.86%       12/29/00
AIM International Emerging Growth Fund          -8.09%          N/A           N/A       -16.12%       08/31/00
AIM Mid Cap Basic Value Fund                   -22.29%          N/A           N/A       -22.29%       12/31/01
AIM New Technology Fund                        -48.64%          N/A           N/A       -49.84%       08/31/00
AIM Premier Equity Fund                        -34.79%        -3.52%          N/A         5.42%       10/18/93
AIM Premier Equity II Fund                     -33.77%          N/A           N/A       -27.36%       08/31/00
AIM Select Equity Fund                         -33.61%        -2.62%          N/A         4.83%       09/01/93
AIM Small Cap Equity Fund                      -23.79%          N/A           N/A        -9.77%       08/31/00


         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ---------

AIM Balanced Fund                               -19.27%       -2.10%         N/A          -1.11%       08/04/97
AIM Basic Balanced Fund                         -12.45%         N/A          N/A          -3.76%       09/28/01
AIM European Small Company Fund                   0.82%         N/A          N/A         -12.64%       08/31/00
AIM Global Utilities Fund                       -27.23%       -4.98%         N/A          -2.96%       08/04/97
AIM Global Value Fund                            -9.60%         N/A          N/A          -5.43%       12/29/00
AIM International Emerging Growth Fund           -4.22%         N/A          N/A         -15.02%       08/31/00
AIM Mid Cap Basic Value Fund                    -19.02%         N/A          N/A         -19.02%       12/31/01
AIM New Technology Fund                         -46.21%         N/A          N/A         -49.07%       08/31/00
AIM Premier Equity Fund                         -32.11%       -3.22%         N/A          -3.00%       08/04/97
AIM Premier Equity II Fund                      -31.12%         N/A          N/A         -26.48%       08/31/00
AIM Select Equity Fund                          -30.85%       -2.34%         N/A          -2.87%       08/04/97
AIM Small Cap Equity Fund                       -20.51%         N/A          N/A          -8.58%       08/31/00



         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                         DECEMBER 31, 2002*
                                                -----------------------------------
                                                                                         SINCE       INCEPTION
         CLASS R SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE**
         --------------                         -------       -------      --------     ---------    ----------

AIM Balanced Fund                               -18.02%       -1.59%          7.14%         -          03/31/78
AIM Premier Equity Fund                         -31.08%       -2.72%          7.28%         -          05/01/84
AIM Small Cap Equity Fund                       -19.38%         N/A            N/A        -8.14%       08/31/00



* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.


CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ---------

AIM Balanced Fund                               -21.74%      -11.05%         94.61%          --        03/31/78
AIM Basic Balanced Fund                         -15.23%         N/A            N/A        -8.48%       09/28/01
AIM European Small Company Fund                  -3.15%         N/A            N/A       -29.99%       08/31/00
AIM Global Utilities Fund                       -30.03%      -23.93%         36.36%          --        01/19/88
AIM Global Value Fund                           -13.11%         N/A            N/A       -14.42%       12/29/00
AIM International Emerging Growth Fund           -7.99%         N/A            N/A       -34.37%       08/31/00
AIM Mid Cap Basic Value Fund                    -22.21%         N/A            N/A       -22.21%       12/31/01
AIM New Technology Fund                         -48.28%         N/A            N/A       -80.15%       08/31/00
AIM Premier Equity Fund                         -34.70%      -16.66%         95.61%          --        05/01/84
AIM Premier Equity II Fund                      -33.73%         N/A            N/A       -53.08%       08/31/00
AIM Select Equity Fund                          -33.46%      -12.60%         63.90%          --        12/04/67
AIM Small Cap Equity Fund                       -23.66%         N/A            N/A       -22.17%       08/31/00



         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ----------

AIM Balanced Fund                               -22.47%      -11.78%           N/A        60.72%        10/18/93
AIM Basic Balanced Fund                         -15.96%         N/A            N/A        -8.49%        09/28/01
AIM European Small Company Fund                  -3.32%         N/A            N/A       -29.23%        08/31/00
AIM Global Utilities Fund                       -30.15%      -23.71%           N/A        14.52%        09/01/93
AIM Global Value Fund                           -13.25%         N/A            N/A       -13.27%        12/29/00
AIM International Emerging Growth Fund           -8.09%         N/A            N/A       -33.65%        08/31/00
AIM Mid Cap Basic Value Fund                    -22.29%         N/A            N/A       -22.29%        12/31/01
AIM New Technology Fund                         -48.64%         N/A            N/A       -80.02%        08/31/00
AIM Premier Equity Fund                         -34.79%      -16.39%           N/A        62.54%        10/18/93
AIM Premier Equity II Fund                      -33.77%         N/A            N/A       -52.59%        08/31/00
AIM Select Equity Fund                          -33.61%      -12.45%           N/A        55.24%        09/01/93
AIM Small Cap Equity Fund                       -23.79%         N/A            N/A       -21.33%        08/31/00


         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ----------

AIM Balanced Fund                               -19.27%       -10.08%          N/A        -5.88%        08/04/97
AIM Basic Balanced Fund                         -12.45%          N/A           N/A        -4.71%        09/28/01
AIM European Small Company Fund                   0.82%          N/A           N/A       -27.05%        08/31/00
AIM Global Utilities Fund                       -27.23%       -22.53%          N/A       -14.98%        08/04/97
AIM Global Value Fund                            -9.60%          N/A           N/A       -10.59%        12/29/00
AIM International Emerging Growth Fund           -4.22%          N/A           N/A       -31.60%        08/31/00
AIM Mid Cap Basic Value Fund                    -19.02%          N/A           N/A       -19.02%        12/31/01
AIM New Technology Fund                         -46.21%          N/A           N/A       -79.30%        08/31/00
AIM Premier Equity Fund                         -32.11%       -15.10%          N/A       -15.17%        08/04/97
AIM Premier Equity II Fund                      -31.12%          N/A           N/A       -51.22%        08/31/00
AIM Select Equity Fund                          -30.85%       -11.14           N/A       -14.58%        08/04/97
AIM Small Cap Equity Fund                       -20.51%          N/A           N/A       -18.90%        08/31/00


         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                            PERIODS ENDED
                                                          DECEMBER 31, 2002*
                                                -----------------------------------
                                                                                           SINCE       INCEPTION
         CLASS R SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE**
         --------------                         -------       -------      --------     ---------      ---------

AIM Balanced Fund                               -18.02%        -7.72%         99.39%          -        03/31/78
AIM Premier Equity Fund                         -31.08%       -12.88%        101.90%          -        05/01/84
AIM Small Cap Equity Fund                       -19.38%          N/A            N/A       -17.98%      08/31/00



* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less then ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                -----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                         -------       -------      --------     ---------     ---------

AIM Balanced Fund                               -22.46%       -3.36%         5.58%          --         03/31/78
AIM Basic Balanced Fund                         -15.61%         N/A            N/A         -7.25%      09/28/01
AIM European Small Company Fund                  -3.15%         N/A            N/A        -14.24%      08/31/00
AIM Global Utilities Fund                       -30.87%       -7.11%         1.32%          --         01/19/88
AIM Global Value Fund                           -13.13%         N/A            N/A         -7.48%      12/29/00
AIM International Emerging Growth Fund           -7.99%         N/A            N/A        -16.58%      08/31/00
AIM Mid Cap Basic Value Fund                    -22.21%         N/A            N/A        -22.21%      12/31/01
AIM New Technology Fund                         -48.28%         N/A            N/A        -49.98%      08/31/00
AIM Premier Equity Fund                         -34.70%       -4.58%         5.41%          --         05/01/84
AIM Premier Equity II Fund                      -33.73%         N/A            N/A        -27.72%      08/31/00
AIM Select Equity Fund                          -33.46%       -3.38%         3.58%          --         12/04/67
AIM Small Cap Equity Fund                       -23.66%         N/A            N/A        -10.19%      08/31/00



         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                 ----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION        DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -22.97%       -3.24%           N/A          4.24%      10/18/93
AIM Basic Balanced Fund                         -16.13%         N/A            N/A         -7.03%      09/28/01
AIM European Small Company Fund                  -3.32%         N/A            N/A        -13.82%      08/31/00
AIM Global Utilities Fund                       -30.81%       -6.81%           N/A         -0.08%      09/01/93
AIM Global Value Fund                           -13.25%         N/A            N/A         -6.86%      12/29/00
AIM International Emerging Growth Fund           -8.09%         N/A            N/A        -16.12%      08/31/00
AIM Mid Cap Basic Value Fund                    -22.29%         N/A            N/A        -22.29%      12/31/01
AIM New Technology Fund                         -48.64%         N/A            N/A        -49.84%      08/31/00
AIM Premier Equity Fund                         -34.79%       -4.55%           N/A          3.85%      10/18/93
AIM Premier Equity II Fund                      -33.77%         N/A            N/A        -27.38%      08/31/00
AIM Select Equity Fund                          -33.61%       -3.41%           N/A          3.19%      09/01/93
AIM Small Cap Equity Fund                       -23.79%         N/A            N/A         -9.77%      08/31/00


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                 ----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -19.77%       -2.86%           N/A         -2.05%      08/04/97
AIM Basic Balanced Fund                         -12.61%         N/A            N/A         -3.98%      09/28/01
AIM European Small Company Fund                   0.82%         N/A            N/A        -12.69%      08/31/00
AIM Global Utilities Fund                       -27.90%       -6.50%           N/A         -4.45%      08/04/97
AIM Global Value Fund                            -9.60%         N/A            N/A         -5.43%      12/29/00
AIM International Emerging Growth Fund           -4.22%         N/A            N/A        -15.02%      08/31/00
AIM Mid Cap Basic Value Fund                    -19.02%         N/A            N/A        -19.02%      12/31/01
AIM New Technology Fund                         -46.21%         N/A            N/A        -49.07%      08/31/00
AIM Premier Equity Fund                         -32.11%       -4.24%           N/A         -4.54%      08/04/97
AIM Premier Equity II Fund                      -31.12%         N/A            N/A        -26.50%      08/31/00
AIM Select Equity Fund                          -30.85%       -3.11%           N/A         -4.13%      08/04/97
AIM Small Cap Equity Fund                       -20.51%         N/A            N/A         -8.58%      08/31/00



AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                 ----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -13.32%       -2.21%         5.14%          --         03/31/78
AIM Basic Balanced Fund                          -9.34%         N/A           N/A         -5.64%       09/28/01
AIM European Small Company Fund                  -1.94%         N/A           N/A        -11.12%       08/31/00
AIM Global Utilities Fund                       -18.40%       -4.22%         2.07%          --         01/19/88
AIM Global Value Fund                            -8.05%         N/A           N/A         -5.93%       12/29/00
AIM International Emerging Growth Fund           -4.91%         N/A           N/A        -12.90%       08/31/00
AIM Mid Cap Basic Value Fund                    -13.64%         N/A           N/A        -13.64%       12/31/01
AIM New Technology Fund                         -29.64%         N/A           N/A        -35.54%       08/31/00
AIM Premier Equity Fund                         -21.30%       -2.52%         5.55%          --         05/01/84
AIM Premier Equity II Fund                      -20.71%         N/A           N/A        -21.10%       08/31/00
AIM Select Equity Fund                          -20.55%       -1.67          3.99%          --         12/04/67
AIM Small Cap Equity Fund                       -14.52%         N/A           N/A         -8.03%       08/31/00


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                 ----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -13.77%       -2.22%           N/A          3.91%      10/18/93
AIM Basic Balanced Fund                          -9.80%         N/A            N/A         -5.54%      09/28/01
AIM European Small Company Fund                  -2.04%         N/A            N/A        -10.81%      08/31/00
AIM Global Utilities Fund                       -18.49%       -4.07%           N/A          0.85%      09/01/93
AIM Global Value Fund                            -8.13%         N/A            N/A         -5.45%      12/29/00
AIM International Emerging Growth Fund           -4.97%         N/A            N/A        -12.57%      08/31/00
AIM Mid Cap Basic Value Fund                    -13.69%         N/A            N/A        -13.69%      12/31/01
AIM New Technology Fund                         -29.86%         N/A            N/A        -35.46%      08/31/00
AIM Premier Equity Fund                         -21.36%       -2.42%           N/A          4.28%      10/18/93
AIM Premier Equity II Fund                      -20.74%         N/A            N/A        -20.86%      08/31/00
AIM Select Equity Fund                          -20.64%       -1.59%           N/A          3.80%      09/01/93
AIM Small Cap Equity Fund                       -14.61%         N/A            N/A         -7.70%      08/31/00



         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                                           PERIODS ENDED
                                                          DECEMBER 31, 2002
                                                 ----------------------------------
                                                                                          SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -11.81%       -1.92%           N/A         -1.21%      08/04/97
AIM Basic Balanced Fund                          -7.64%         N/A            N/A         -3.10%      09/28/01
AIM European Small Company Fund                   0.50%         N/A            N/A         -9.94%      08/31/00
AIM Global Utilities Fund                       -16.70%       -3.85%           N/A         -2.31%      08/04/97
AIM Global Value Fund                            -5.89%         N/A            N/A         -4.32%      12/29/00
AIM International Emerging Growth Fund           -2.59%         N/A            N/A        -11.74%      08/31/00
AIM Mid Cap Basic Value Fund                    -11.68%         N/A            N/A        -11.68%      12/31/01
AIM New Technology Fund                         -28.37%         N/A            N/A        -35.02%      08/31/00
AIM Premier Equity Fund                         -19.72%       -2.19%           N/A         -2.23%      08/04/97
AIM Premier Equity II Fund                      -19.11%         N/A            N/A        -20.22%      08/31/00
AIM Select Equity Fund                          -18.94%       -1.37%           N/A         -1.93%      08/04/97
AIM Small Cap Equity Fund                       -12.59%         N/A            N/A         -6.78%      08/31/00


YIELDS

         The 30-day yields for each of the named Funds are as follows:

                                                         30 DAYS ENDED
                                                       DECEMBER 31, 2002
                                            --------------------------------------------
                                            CLASS A     CLASS B    CLASS C      CLASS R*
                                            -------     -------    -------      --------

         AIM Balanced Fund                   1.75%       1.09%       1.09%      1.60%
         AIM Basic Balanced Fund             0.81%       0.21%       0.21%       N/A
         AIM Global Utilities Fund           2.31%       1.67%       1.67%       N/A



DISTRIBUTION RATES

         The distribution rates at offering price for each of the named Funds are as follows:

                                                         30 DAYS ENDED
                                                       DECEMBER 31, 2002
                                            -------------------------------------------
                                            CLASS A     CLASS B     CLASS C    CLASS R*
                                            -------     -------     -------    --------

         AIM Balanced Fund                   2.38%       1.71%       1.71%      2.23%
         AIM Basic Balanced Fund             1.45%       0.85%       0.85%       N/A
         AIM Global Utilities Fund           3.71%       3.15%       3.15%       N/A


* Information on Class R shares in the table is for the period June 3, 2002 (the date Class R shares commenced operations) to December 31, 2002.

                              FINANCIAL STATEMENTS





                                       FS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Balanced Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Balanced Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-22.74%

AEROSPACE & DEFENSE-0.18%

Raytheon Co., Notes, 6.75%, 08/15/07           $ 3,950,000   $    4,377,627
===========================================================================

AGRICULTURAL PRODUCTS-0.06%

Archer-Daniels-Midland Co., Unsec. Unsub.
  Deb., 6.95%, 12/15/97                          1,385,000        1,510,633
===========================================================================

AUTOMOBILE MANUFACTURERS-0.32%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04        1,615,000        1,636,027
---------------------------------------------------------------------------
General Motors Corp., Unsec. Deb., 8.80%,
  03/01/21                                       5,965,000        6,440,649
===========================================================================
                                                                  8,076,676
===========================================================================

BANKS-2.37%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05    1,195,000        1,229,380
---------------------------------------------------------------------------
Barclays O/S Investment Co. (Netherlands),
  Unsec. Gtd. Unsub. Floating Rate Yankee
  Notes, 1.63%, 05/14/03(a)                      2,000,000        1,691,748
---------------------------------------------------------------------------
Citicorp, Unsec. Sub. Notes, 7.13%, 09/01/05     1,625,000        1,819,545
---------------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $6,259,723)(b)                                 5,900,000        5,956,876
---------------------------------------------------------------------------
European Investment Bank (Luxembourg),
  Euro Notes, 4.63%, 03/01/07                    2,220,000        2,381,794
---------------------------------------------------------------------------
  Medium Term Yankee Notes, 4.88%, 09/06/06      4,300,000        4,642,469
---------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05         2,005,000        2,077,741
---------------------------------------------------------------------------
Lloyds Bank PLC-Series 1 (United Kingdom),
  Unsec. Sub. Floating Rate Yankee Notes,
  1.69%, 06/29/49(a)                             3,870,000        3,134,135
---------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                          3,290,000        4,163,824
---------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                4,850,000        5,185,668
---------------------------------------------------------------------------
St. Paul Bancorp. Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                         5,500,000        5,780,610
---------------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14      5,555,000        6,292,537
---------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Bonds,
  8.62%, 10/29/49                                1,385,000        1,658,177
---------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                                5,510,000        6,183,542
---------------------------------------------------------------------------
Wachovia Corp.,
  Unsec. Putable Sub. Deb., 6.55%, 10/15/05      5,780,000        6,304,651
---------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.25%, 08/04/08               800,000          893,912
===========================================================================
                                                                 59,396,609
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

BREWERS-0.23%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                              $ 5,125,000   $    5,715,195
===========================================================================

BROADCASTING & CABLE TV-1.69%

Continental Cablevision, Inc., Sr. Deb.,
  9.50%, 08/01/13                               10,200,000       11,615,250
---------------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                4,060,000        4,336,161
---------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                         2,550,000        2,671,125
---------------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Putable Deb.,
  6.53%, 02/01/08                                4,350,000        5,396,305
---------------------------------------------------------------------------
TCI Communications, Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/26               5,835,000        5,975,157
---------------------------------------------------------------------------
  Sr. Unsec. Deb., 8.75%, 08/01/15               2,100,000        2,447,130
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05              1,975,000        2,105,054
---------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb, 6.88%, 06/15/18           5,055,000        5,007,534
---------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                  2,500,000        2,662,850
===========================================================================
                                                                 42,216,566
===========================================================================

COMPUTER HARDWARE-0.31%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $19,222,750)(b)(c)(d)                         25,012,000        1,325,636
---------------------------------------------------------------------------
International Business Machines Corp., Deb.,
  8.38%, 11/01/19                                5,195,000        6,525,180
===========================================================================
                                                                  7,850,816
===========================================================================

CONSUMER FINANCE-2.25%

CitiFinancial Credit Co.,
  Notes, 6.63%, 06/01/15                         6,375,000        7,231,162
---------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                  4,025,000        4,535,611
---------------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Series K, Medium Term Notes, 3.50%,
  12/19/05                                       2,260,000        2,273,899
---------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.85%, 06/15/04             5,727,000        6,084,537
---------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                         5,515,000        5,570,757
---------------------------------------------------------------------------
  Unsec. Notes, 6.70%, 07/16/04                  5,335,000        5,451,997
---------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                  8,880,000        8,919,605
---------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes, 5.25%, 05/16/05             1,720,000        1,730,578
---------------------------------------------------------------------------
  Notes, 6.85%, 06/17/04                         4,150,000        4,315,460
---------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04           5,540,000        5,809,244
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Household Finance Corp., Sr. Unsec. Notes,
  6.50%, 01/24/06                              $ 4,195,000   $    4,430,214
===========================================================================
                                                                 56,353,064
===========================================================================

DISTILLERS & VINTNERS-0.28%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                5,650,000        6,934,753
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-4.09%

Associates Corp. of North America, Sr. Notes,
  5.80%, 04/20/04                                3,495,000        3,675,377
---------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                       7,910,000       12,043,924
---------------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Notes, 2.67%,
  11/25/03(e)                                    2,530,000        2,531,619
---------------------------------------------------------------------------
  Sr. Notes, 7.13%, 10/15/04                     1,110,000        1,169,096
---------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                8,800,000        9,468,008
---------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05              2,390,000        2,496,881
---------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32             3,000,000        3,256,560
---------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01; Cost $3,263,943)(b)        3,135,000        3,748,958
---------------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12               4,320,000        5,263,142
---------------------------------------------------------------------------
  Series A, Medium Term Notes, 5.00%,
  06/15/07                                       1,175,000        1,247,168
---------------------------------------------------------------------------
  Series A, Medium Term Notes, 6.80%,
  11/01/05                                      10,705,000       11,898,715
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Bonds,
  7.63%, 08/17/05                                4,075,000        4,582,989
---------------------------------------------------------------------------
Heller Financial, Inc.,
  Sr. Unsec. Notes, 8.00%, 06/15/05              2,675,000        2,984,925
---------------------------------------------------------------------------
  Unsec. Notes, 7.38%, 11/01/09                  1,740,000        2,013,667
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

John Hancock Global Funding II,
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $2,124,697)(b)      $ 2,015,000   $    2,166,770
---------------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $2,323,721)(b)                            2,325,000        2,432,043
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Sr. Notes, 8.75%, 03/15/05                     3,610,000        4,074,066
---------------------------------------------------------------------------
  Sr. Sub. Deb., 11.63%, 05/15/05                2,645,000        3,145,566
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06         1,000,000        1,130,730
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc,
  Series B, Medium Term Notes, 4.54%,
  03/08/05                                       1,415,000        1,472,605
---------------------------------------------------------------------------
  Series E, Floating Rate Medium Term Yankee
  Notes, 1.68%, 06/28/04(e)                      4,375,000        4,386,773
---------------------------------------------------------------------------
Morgan Stanley, Sr. Notes, 7.75%, 06/15/05       5,225,000        5,853,045
---------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Sr.
  Unsec. Notes, 6.25%, 06/15/05                  5,460,000        5,903,734
---------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                       2,590,000        3,113,361
---------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                         2,050,000        2,323,224
===========================================================================
                                                                102,382,946
===========================================================================

ELECTRIC UTILITIES-2.84%

Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08          6,080,000        6,434,038
---------------------------------------------------------------------------
Dominion Resources, Inc.-Series A, Sr. Unsec.
  Unsub. Notes, 8.13%, 06/15/10                    450,000          523,490
---------------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32        1,980,000        1,962,695
---------------------------------------------------------------------------
El Paso Electric Co.,
  Series D, Sr. Sec. First Mortgage Bonds,
  8.90%, 02/01/06                                1,000,000        1,002,420
---------------------------------------------------------------------------
  Series E, Sr. Sec. First Mortgage Bonds,
  9.40%, 05/01/11                                5,438,000        5,441,643
---------------------------------------------------------------------------
Empire District Electric Co. (The), Sr.
  Notes, 7.70%, 11/15/04                         8,000,000        8,675,280
---------------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Yankee Bonds, 9.40%, 02/01/21(f)          1,470,000        2,102,585
---------------------------------------------------------------------------
  Series B, Gtd. Medium Term Yankee Notes,
  8.62%, 12/15/11                                2,150,000        2,795,731
---------------------------------------------------------------------------
  Series GL, Gtd. Floating Rate Yankee Notes,
  1.94%, 09/29/49(a)                             5,050,000        4,483,218
---------------------------------------------------------------------------
Indiana Michigan Power Co.-Series F, SLOBS,
  9.82%, 12/07/22                                4,466,179        4,672,562
---------------------------------------------------------------------------
Kincaid Generation LLC, Sr. Sec. Bonds,
  7.33%, 06/15/20 (Acquired 04/30/98; Cost
  $3,257,599)(b)                                 3,249,572        3,092,163
---------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  Sec. First Mortgage Bonds, 7.75%,
  05/15/06(f)                                    3,700,000        4,167,236
---------------------------------------------------------------------------
  Series H, Sr. Unsec. Disc. Notes, 8.50%,
  07/01/10(g)                                    6,950,000        7,011,925
---------------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05           7,850,000        8,092,487
---------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (United
  Kingdom), Gtd. Euro Bonds, 8.63%,
  06/30/22(h)    GBP                             2,914,335        5,075,551
---------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Unsec. Notes,
  6.25%, 01/15/09                                5,800,000        5,510,870
===========================================================================
                                                                 71,043,894
===========================================================================


GAS UTILITIES-0.31%


Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                7,000,000        5,740,000
---------------------------------------------------------------------------
Westcoast Energy Inc. (Canada)-Series V,
  Unsec. Deb., 6.45%, 12/18/06(h)         CAD    3,000,000        2,029,780
===========================================================================
                                                                  7,769,780
===========================================================================


GENERAL MERCHANDISE STORES-0.13%


Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                       2,895,000        3,285,043
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


INTEGRATED OIL & GAS-0.33%


ConocoPhillips, Unsec. Notes, 8.50%, 05/25/05  $ 4,600,000   $    5,246,438
---------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                2,630,000        3,068,763
===========================================================================
                                                                  8,315,201
===========================================================================



INTEGRATED TELECOMMUNICATION SERVICES-1.01%


GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                   2,655,000        2,862,063
---------------------------------------------------------------------------
Olivetti International Finance N.V.-Series E
  (Netherlands), Gtd. Medium Term Euro Notes,
  6.13%, 07/30/09(h)            EUR              3,210,000        3,428,313
---------------------------------------------------------------------------
Sprint Capital Corp.,
  Deb., 9.00%, 10/15/19                          2,200,000        1,988,250
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 5.70%, 11/15/03         2,715,000        2,704,819
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 6.00%, 01/15/07         2,555,000        2,417,669
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 7.13%, 01/30/06         4,710,000        4,668,788
---------------------------------------------------------------------------
  Unsec. Gtd. Notes, 8.75%, 03/15/32             4,700,000        4,506,125
---------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                         2,475,000        2,722,154
===========================================================================
                                                                 25,298,181
===========================================================================



LIFE & HEALTH INSURANCE-0.71%


American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                       1,600,000        1,878,208
---------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                       4,870,000        5,543,229
---------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 10/14/99; Cost
  $1,402,095)(b)                                 1,500,000        1,638,495
---------------------------------------------------------------------------
Torchmark Corp., Notes,
  7.38%, 08/01/13                                3,000,000        3,373,650
---------------------------------------------------------------------------
  7.88%, 05/15/23                                4,845,000        5,423,202
===========================================================================
                                                                 17,856,784
===========================================================================



OIL & GAS EQUIPMENT & SERVICES-0.27%


National-Oilwell, Inc.-Series B, Sr. Unsec.
  Notes, 6.50%, 03/15/11                         2,750,000        2,933,205
---------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                       3,750,000        3,911,963
===========================================================================
                                                                  6,845,168
===========================================================================



OIL & GAS EXPLORATION & PRODUCTION-2.37%


Amerada Hess Corp., Unsec. Notes,
  5.30%, 08/15/04                                6,785,000        7,085,576
---------------------------------------------------------------------------
  7.30%, 08/15/31                                2,640,000        2,873,350
---------------------------------------------------------------------------

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                          8,250,000        9,796,050
---------------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 7.40%,
  12/01/31                                       1,960,000        2,256,764
---------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 08/17/01-
  07/31/02; Cost $8,818,609)(b)                  8,805,000        9,291,917
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                     $ 2,200,000   $    2,644,752
---------------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                          3,265,000        3,948,169
---------------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                      18,196,000       17,575,152
---------------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                   3,485,000        3,968,300
===========================================================================
                                                                 59,440,030
===========================================================================


OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.26%


Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds,
  9.38%, 12/02/08                                3,320,000        3,838,750
---------------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
  Bonds, 9.50%, 03/15/06                         2,325,000        2,628,901
===========================================================================
                                                                  6,467,651
===========================================================================


PHARMACEUTICALS-0.10%


Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                       2,115,000        2,472,266
===========================================================================


PROPERTY & CASUALTY INSURANCE-0.44%


Allstate Corp. (The), Sr. Unsec. Notes,
  7.88%, 05/01/05                                4,600,000        5,138,062
---------------------------------------------------------------------------
Markel Corp., Unsec. Gtd. Notes, 7.20%,
  08/15/07                                       5,000,000        5,130,850
---------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06                           700,000          767,221
===========================================================================
                                                                 11,036,133
===========================================================================


PUBLISHING-0.23%


News America Inc., Putable Deb., 6.75%,
  01/09/10                                       5,523,000        5,678,141
===========================================================================


RAILROADS-0.24%


Norfolk Southern Corp., Sr. Putable Notes,
  7.05%, 05/01/04                                5,250,000        5,953,605
===========================================================================


REAL ESTATE-0.62%


EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18              3,255,000        3,494,698
---------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12             2,205,000        2,378,754
---------------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                  1,215,000        1,258,509
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
REAL ESTATE-(CONTINUED)

Spieker Properties, Inc.,
  Unsec. Unsub. Deb., 7.35%, 12/01/17          $ 4,600,000   $    5,007,192
---------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.80%, 05/01/04           3,200,000        3,357,472
===========================================================================
                                                                 15,496,625
===========================================================================



SOFT DRINKS-0.20%


Coca-Cola Enterprises Inc., Putable Notes,
  8.00%, 01/04/04                                4,450,000        4,930,734
===========================================================================



SOVEREIGN DEBT-0.76%


Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                         2,615,000        2,734,401
---------------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                       4,600,000        5,104,100
---------------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Yankee
  Notes, 5.80%, 10/25/32                        10,635,000       11,101,026
===========================================================================
                                                                 18,939,527
===========================================================================



WIRELESS TELECOMMUNICATION SERVICES-0.14%


AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Notes, 8.75%, 03/01/31                    840,000          826,350
---------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Canada), Unsec.
  Deb., 6.55%, 06/02/08(h)             CAD       2,000,000        1,357,906
---------------------------------------------------------------------------
Vodafone Finance B.V. (Netherlands), Unsec.
  Unsub. Gtd. Euro Bonds, 4.75%,
  05/27/09(h)                 EUR                1,300,000        1,375,075
===========================================================================
                                                                  3,559,331
===========================================================================
    Total Bonds & Notes (Cost $560,448,442)                     569,202,979
===========================================================================



                                                 SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-59.04%

ADVERTISING-2.07%

Lamar Advertising Co.(i)                           640,000       21,536,000
---------------------------------------------------------------------------
Omnicom Group Inc.                                 469,000       30,297,400
===========================================================================
                                                                 51,833,400
===========================================================================

AEROSPACE & DEFENSE-1.99%

Honeywell International Inc.                       836,000       20,064,000
---------------------------------------------------------------------------
United Technologies Corp.                          480,600       29,768,364
===========================================================================
                                                                 49,832,364
===========================================================================

APPAREL RETAIL-0.81%

Limited Brands                                   1,459,000       20,323,870
===========================================================================

BANKS-2.69%

Bank of America Corp.                              411,500       28,628,055
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   641,000       15,358,360
---------------------------------------------------------------------------
Northern Trust Corp.                               664,000       23,273,200
===========================================================================
                                                                 67,259,615
===========================================================================

BROADCASTING & CABLE TV-0.47%

Univision Communications Inc.-Class A(i)           482,000       11,809,000
===========================================================================

BUILDING PRODUCTS-1.46%

American Standard Cos. Inc.(i)                     234,000       16,646,760
---------------------------------------------------------------------------
Masco Corp.                                        946,000       19,913,300
===========================================================================
                                                                 36,560,060
===========================================================================

COMPUTER HARDWARE-0.94%

International Business Machines Corp.              304,000       23,560,000
===========================================================================

DATA PROCESSING SERVICES-1.13%

DST Systems, Inc.(i)                               793,000       28,191,150
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES-6.72%

American Express Co.                               503,000   $   17,781,050
---------------------------------------------------------------------------
Citigroup Inc.                                   1,269,433       44,671,347
---------------------------------------------------------------------------
Fannie Mae                                         275,800       17,742,214
---------------------------------------------------------------------------
Freddie Mac                                        335,900       19,834,895
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    345,100       23,501,310
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      351,000       18,704,790
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          682,000       25,881,900
===========================================================================
                                                                168,117,506
===========================================================================

FOOD DISTRIBUTORS-0.67%

Sysco Corp.                                        560,000       16,682,400
===========================================================================

FOOD RETAIL-1.50%

Kroger Co. (The)(i)                              1,416,000       21,877,200
---------------------------------------------------------------------------
Safeway Inc.(i)                                    670,500       15,662,880
===========================================================================
                                                                 37,540,080
===========================================================================

GENERAL MERCHANDISE STORES-2.32%

Target Corp.                                       960,300       28,809,000
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              579,000       29,245,290
===========================================================================
                                                                 58,054,290
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.13%

Cardinal Health, Inc.                              478,500       28,322,415
===========================================================================

HEALTH CARE EQUIPMENT-0.42%

Beckman Coulter, Inc.                              355,000       10,479,600
===========================================================================

HEALTH CARE FACILITIES-0.94%

HCA Inc.                                           566,000       23,489,000
===========================================================================

HEALTH CARE SUPPLIES-0.99%

Alcon, Inc. (Switzerland)(i)                       626,900       24,731,205
===========================================================================

HOME IMPROVEMENT RETAIL-1.51%

Home Depot, Inc. (The)                             520,100       12,461,596
---------------------------------------------------------------------------
Lowe's Cos., Inc.                                  675,300       25,323,750
===========================================================================
                                                                 37,785,346
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HOUSEHOLD APPLIANCES-1.53%

Black & Decker Corp. (The)                         891,000   $   38,214,990
===========================================================================

HOUSEHOLD PRODUCTS-1.89%

Colgate-Palmolive Co.                              648,000       33,974,640
---------------------------------------------------------------------------
Kimberly-Clark Corp.                               282,000       13,386,540
===========================================================================
                                                                 47,361,180
===========================================================================

INDUSTRIAL CONGLOMERATES-1.13%

General Electric Co.                             1,163,100       28,321,485
===========================================================================

INSURANCE BROKERS-0.70%

Marsh & McLennan Cos., Inc.                        381,200       17,615,252
===========================================================================

INTEGRATED OIL & GAS-2.83%

BP PLC-ADR (United Kingdom)                        335,000       13,617,750
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  949,900       33,189,506
---------------------------------------------------------------------------
Total Fina Elf S.A. (France)                       167,700       23,959,463
===========================================================================
                                                                 70,766,719
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.03%

Verizon Communications Inc.                        663,900       25,726,125
===========================================================================

IT CONSULTING & SERVICES-1.07%

SunGard Data Systems Inc.(i)                     1,140,100       26,860,756
===========================================================================

LIFE & HEALTH INSURANCE-1.05%

Nationwide Financial Services, Inc.-Class A        301,500        8,637,975
---------------------------------------------------------------------------
Prudential Financial, Inc.                         556,900       17,676,006
===========================================================================
                                                                 26,313,981
===========================================================================

MOVIES & ENTERTAINMENT-0.81%

Viacom Inc.-Class B(i)                             499,659       20,366,101
===========================================================================

MULTI-LINE INSURANCE-2.05%

American International Group, Inc.                 600,960       34,765,536
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      367,000       16,672,810
===========================================================================
                                                                 51,438,346
===========================================================================

NETWORKING EQUIPMENT-0.99%

Cisco Systems, Inc.(i)                           1,899,200       24,879,520
===========================================================================

OIL & GAS DRILLING-0.75%

Noble Corp. (Cayman Islands)(i)                    537,000       18,875,550
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.32%

Cooper Cameron Corp.(i)                            661,000       32,931,020
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.49%

Apache Corp.                                       362,400       20,653,176
---------------------------------------------------------------------------
Kerr-McGee Corp.-$1.83 Pfd. DECS                   390,000       16,692,000
===========================================================================
                                                                 37,345,176
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

PACKAGED FOODS & MEATS-1.03%

Kraft Foods Inc.-Class A                           663,700   $   25,837,841
===========================================================================

PERSONAL PRODUCTS-0.76%

Estee Lauder Cos. Inc. (The)-Class A               717,000       18,928,800
===========================================================================

PHARMACEUTICALS-5.28%

Abbott Laboratories                                419,000       16,760,000
---------------------------------------------------------------------------
Johnson & Johnson                                  492,200       26,436,062
---------------------------------------------------------------------------
Merck & Co. Inc.                                   436,800       24,727,248
---------------------------------------------------------------------------
Pfizer Inc.                                        807,100       24,673,047
---------------------------------------------------------------------------
Pharmacia Corp.                                    534,900       22,358,820
---------------------------------------------------------------------------
Wyeth                                              461,600       17,263,840
===========================================================================
                                                                132,219,017
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.77%

MGIC Investment Corp.                              466,600       19,270,580
===========================================================================

REAL ESTATE-0.00%

Wyndham International, Inc. Voting Trust
  (Acquired 08/27/99-09/30/02; Cost
  $276,872)(b)(d)                                    3,504            7,036
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.49%

Applied Materials, Inc.(i)                         943,500       12,293,805
===========================================================================

SEMICONDUCTORS-1.29%

Analog Devices, Inc.(i)                            718,300       17,145,821
---------------------------------------------------------------------------
Intel Corp.                                        971,700       15,129,369
===========================================================================
                                                                 32,275,190
===========================================================================

SPECIALTY STORES-1.18%

Bed Bath & Beyond Inc.(i)                          853,700       29,478,261
===========================================================================

SYSTEMS SOFTWARE-1.84%

Microsoft Corp.(i)                                 533,900       27,602,630
---------------------------------------------------------------------------
Oracle Corp.(i)                                  1,709,800       18,465,840
===========================================================================
                                                                 46,068,470
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,580,975,011)                         1,477,966,502
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-11.48%

FEDERAL HOME LOAN BANK-0.03%

Unsec. Bonds,
  4.88%, 04/16/04                              $   820,000          856,178
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.01%

Pass Through Ctfs.,
  6.50%, 08/01/03 to 08/01/32                  $30,942,113   $   32,275,635
---------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                   18,874,579       19,854,713
---------------------------------------------------------------------------
  6.00%, 04/01/17 to 05/01/32                   15,821,831       16,551,493
---------------------------------------------------------------------------
  8.00%, 01/01/27                                2,797,996        3,029,702
---------------------------------------------------------------------------
  7.50%, 12/01/30 to 03/01/32                    3,225,318        3,431,739
---------------------------------------------------------------------------
Pass Through Ctfs. TBA,
  6.00%, 01/01/33(j)                               140,000          145,108
===========================================================================
                                                                 75,288,390
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.23%

FNMA Grantor Trust-Series 2001-T7, Class A1,
  Pass Through Ctfs.,
  7.50%, 02/25/41                                1,348,970        1,463,211
---------------------------------------------------------------------------
Pass Through Ctfs.,
  8.50%, 03/01/10 to 02/01/28                    6,810,867        7,435,239
---------------------------------------------------------------------------
  6.50%, 04/01/14 to 11/01/31                   44,356,389       46,433,569
---------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32                    7,945,545        8,454,587
---------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32                   22,691,367       23,950,578
---------------------------------------------------------------------------
  6.00%, 01/01/17                                  642,338          672,610
---------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30                    5,075,144        5,527,466
---------------------------------------------------------------------------
Pass Through Ctfs. TBA,
  6.00%, 01/01/33(j)                            33,376,000       34,595,368
---------------------------------------------------------------------------
Unsec. Bonds,
  6.63%, 11/15/30                                  955,000        1,122,870
---------------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                  500,000          545,525
---------------------------------------------------------------------------
  6.20%, 06/13/17                                5,750,000        6,193,612
---------------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                9,550,000       10,128,157
---------------------------------------------------------------------------
  5.25%, 08/01/12                                8,925,000        9,327,607
===========================================================================
                                                                155,850,399
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.21%

Pass Through Ctfs.,
  6.50%, 10/15/08 to 07/15/32                   16,119,890       16,940,495
---------------------------------------------------------------------------
  7.00%, 10/15/08 to 05/15/32                   15,880,782       16,844,168
---------------------------------------------------------------------------
  6.00%, 11/15/08 to 06/15/32                    7,808,611        8,153,771
---------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31                    2,731,572        2,985,651
---------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32                    9,453,049       10,117,886
---------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25                      328,762          361,024
===========================================================================
                                                                 55,402,995
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $278,940,216)                                       287,397,962
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES-4.76%

U.S. TREASURY NOTES-3.95%

3.25%, 12/31/03                                $ 1,240,000   $    1,265,110
---------------------------------------------------------------------------
6.75%, 05/15/05                                  6,100,000        6,802,659
---------------------------------------------------------------------------
6.50%, 08/15/05 to 02/15/10(k)                  29,070,000       33,217,238
---------------------------------------------------------------------------
6.88%, 05/15/06                                    950,000        1,093,431
---------------------------------------------------------------------------
4.75%, 11/15/08                                 31,695,000       34,609,989
---------------------------------------------------------------------------
5.75%, 08/15/10                                  8,950,000       10,300,018
---------------------------------------------------------------------------
5.00%, 08/15/11                                 10,625,000       11,661,044
===========================================================================
                                                                 98,949,489
===========================================================================

U.S. TREASURY BONDS-0.81%

7.50%, 11/15/16                                  1,100,000        1,440,560
---------------------------------------------------------------------------
6.25%, 08/15/23                                  4,570,000        5,374,183
---------------------------------------------------------------------------
6.13%, 11/15/27 to 08/15/29                     11,370,000       13,344,394
===========================================================================
                                                                 20,159,137
===========================================================================
    Total U.S. Treasury Securities (Cost
      $107,982,957)                                             119,108,626
===========================================================================

ASSET BACKED SECURITIES-2.43%

AIRLINES-0.84%

Continental Airlines, Inc.,
  Series 2000-1, Class A-1, Sr. Pass Through
  Ctfs., 8.05%, 11/01/20                         6,347,206        5,474,465
---------------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
  Through Ctfs., 7.71%, 04/02/21                 1,966,265        1,695,904
---------------------------------------------------------------------------
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                       2,438,407        2,143,701
---------------------------------------------------------------------------
Northwest Airlines Inc.-Series 971B, Sub.
  Gtd. Pass Through Ctfs., 7.25%, 01/02/12       3,575,547        2,860,437
---------------------------------------------------------------------------
United Air Lines, Inc.,
  Series 2000-1,Class A-2, Pass Through
  Ctfs., 7.73%, 07/01/10                         5,790,000        4,559,625
---------------------------------------------------------------------------
  Series 2000-2, Class A-2, Sr. Sec. Pass
  Through Ctfs., 7.19%, 04/01/11                 5,541,001        4,391,243
===========================================================================
                                                                 21,125,375
===========================================================================

AUTOMOBILE MANUFACTURERS-0.18%

DaimlerChrysler N.A. Holding Corp.- Series
  CHR-1998-1, Gtd. ROCS Collateral Trust,
  6.50%, 08/01/18                                4,384,815        4,520,065
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.85%

Citicorp Lease,
  Series 1999-1, Class A1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02;
  Cost $4,121,250)(b)                            3,908,807        4,281,707
---------------------------------------------------------------------------
  Series 1999-1, Class A2, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-08/20/02; Cost $6,610,373)(b)         6,600,000        7,628,016
---------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Notes, 6.00%, 05/15/06         3,200,000        3,496,992
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $5,672,502)(b)                          $ 5,680,000   $    5,929,840
===========================================================================
                                                                 21,336,555
===========================================================================

ELECTRIC UTILITIES-0.56%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                      12,500,000       13,901,125
===========================================================================
    Total Asset Backed Securities (Cost
      $61,079,500)                                               60,883,120
===========================================================================

                                                 SHARES
---------------------------------------------------------------------------
MONEY MARKET FUNDS-3.70%

STIC Liquid Assets Portfolio(l)                 46,270,207       46,270,207
---------------------------------------------------------------------------
STIC Prime Portfolio(l)                         46,270,207       46,270,207
===========================================================================
    Total Money Market Funds (Cost
      $92,540,414)                                               92,540,414
===========================================================================
TOTAL INVESTMENTS-104.15% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $2,681,966,540)                                             2,607,099,603
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-15.86%

STIC Liquid Assets Portfolio(l)(m)             198,527,731   $  198,527,731
---------------------------------------------------------------------------
STIC Prime Portfolio(l)(m)                     198,527,731      198,527,731
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $397,055,462)                                       397,055,462
===========================================================================
TOTAL INVESTMENTS-120.01%
  (Cost $3,079,022,002)                                       3,004,155,065
===========================================================================
OTHER ASSETS LESS LIABILITIES-(20.01%)                         (501,013,540)
===========================================================================
NET ASSETS-100.00%                                           $2,503,141,525
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
Jr.     - Junior
N.A.    - National Association
Pfd.    - Preferred
ROCS    - Receipts on Corporate Securities Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Interest rates are redetermined semi-annually. Rate shown is rate in effect on 12/31/02.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $47,499,457, which represented 1.90% of the Fund's net assets. These securities are considered to be illiquid.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(e) Interest rates are redetermined monthly. Rate shown is rate in effect on 12/31/02.
(f) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(g) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) Foreign denominated security. Par value is denominated in currency indicated.
(i) Non-income producing security.
(j) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(k) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Notes 1 and 8.
(l) The money market fund and the Fund are affiliated by having the same investment advisor.
(m) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $3,079,022,002)*                               $3,004,155,065
---------------------------------------------------------------
Foreign currencies, at value (cost $112)                    119
---------------------------------------------------------------
Receivables for:
  Variation margin                                      165,900
---------------------------------------------------------------
  Fund shares sold                                    2,625,703
---------------------------------------------------------------
  Dividends and interest                             14,860,335
---------------------------------------------------------------
  Principal paydowns                                        773
---------------------------------------------------------------
  Amount due from advisor                                37,981
---------------------------------------------------------------
Investment for deferred compensation plan                95,364
---------------------------------------------------------------
Other assets                                             83,642
===============================================================
    Total assets                                  3,022,024,882
_______________________________________________________________
===============================================================

LIABILITIES:

Payables for:
  Investments purchased                              34,426,605
---------------------------------------------------------------
  Fund shares reacquired                             82,459,837
---------------------------------------------------------------
  Deferred compensation plan                             95,364
---------------------------------------------------------------
  Collateral upon return of securities loaned       397,055,462
---------------------------------------------------------------
Accrued distribution fees                             2,574,639
---------------------------------------------------------------
Accrued transfer agent fees                           1,856,507
---------------------------------------------------------------
Accrued operating expenses                              414,943
===============================================================
    Total liabilities                               518,883,357
===============================================================
Net assets applicable to shares outstanding      $2,503,141,525
_______________________________________________________________
===============================================================

NET ASSETS:

Class A                                          $1,434,164,069
_______________________________________________________________
===============================================================
Class B                                          $  766,330,156
_______________________________________________________________
===============================================================
Class C                                          $  302,345,789
_______________________________________________________________
===============================================================
Class R                                          $      293,226
_______________________________________________________________
===============================================================
Institutional Class                              $        8,285
_______________________________________________________________
===============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                              68,912,940
_______________________________________________________________
===============================================================
Class B                                              36,898,332
_______________________________________________________________
===============================================================
Class C                                              14,536,391
_______________________________________________________________
===============================================================
Class R                                                  14,078
_______________________________________________________________
===============================================================
Institutional Class                                         398
_______________________________________________________________
===============================================================
Class A:
  Net asset value per share                      $        20.81
---------------------------------------------------------------
  Offering price per share:
    (Net asset value of $20.81 divided by
      95.25%)                                    $        21.85
_______________________________________________________________
===============================================================
Class B:
  Net asset value and offering price per
    share                                        $        20.77
_______________________________________________________________
===============================================================
Class C:
  Net asset value and offering price per
    share                                        $        20.80
_______________________________________________________________
===============================================================
Class R:
  Net asset value and offering price per
    share                                        $        20.83
_______________________________________________________________
===============================================================
Institutional Class:
  Net asset value and offering price per
    share                                        $        20.82
_______________________________________________________________
===============================================================

* At December 31, 2002, securities with an aggregate market value of $390,460,987 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Interest                                          $  77,730,189
---------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $208,949)                                          19,296,331
---------------------------------------------------------------
Dividends from affiliated money market funds          4,048,524
---------------------------------------------------------------
Security lending income                               1,259,672
===============================================================
    Total investment income                         102,334,716
===============================================================

EXPENSES:

Advisory fees                                        16,549,652
---------------------------------------------------------------
Administrative services fees                            441,158
---------------------------------------------------------------
Custodian fees                                          278,219
---------------------------------------------------------------
Distribution fees -- Class A                          4,730,405
---------------------------------------------------------------
Distribution fees -- Class B                          9,553,806
---------------------------------------------------------------
Distribution fees -- Class C                          3,873,074
---------------------------------------------------------------
Distribution fees -- Class R                                367
---------------------------------------------------------------
Transfer agent fees                                   8,141,857
---------------------------------------------------------------
Transfer agent fees--Institutional Class                     15
---------------------------------------------------------------
Trustees' fees                                           24,204
---------------------------------------------------------------
Other                                                   690,242
===============================================================
    Total expenses                                   44,282,999
===============================================================
Less: Fees waived and expenses reimbursed               (42,264)
---------------------------------------------------------------
    Expenses paid indirectly                            (49,841)
===============================================================
    Net expenses                                     44,190,894
===============================================================
Net investment income                                58,143,822
===============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (457,386,650)
---------------------------------------------------------------
  Foreign currencies                                    229,311
---------------------------------------------------------------
  Futures contracts                                 (54,207,416)
---------------------------------------------------------------
  Option contracts written                            1,719,521
===============================================================
                                                   (509,645,234)
===============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (225,080,782)
---------------------------------------------------------------
  Foreign currencies                                     19,941
---------------------------------------------------------------
  Futures contracts                                  (1,542,491)
===============================================================
                                                   (226,603,332)
===============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                                 (736,248,566)
===============================================================
Net increase (decrease) in net assets
  resulting from operations                       $(678,104,744)
_______________________________________________________________
===============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002               2001
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    58,143,822    $   94,283,337
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (509,645,234)     (290,058,670)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                     (226,603,332)     (319,910,851)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (678,104,744)     (515,686,184)
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (43,040,026)      (65,286,370)
-----------------------------------------------------------------------------------------------
  Class B                                                         (14,672,799)      (24,128,931)
-----------------------------------------------------------------------------------------------
  Class C                                                          (5,912,859)       (8,269,309)
-----------------------------------------------------------------------------------------------
  Class R                                                              (2,356)               --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                    (233)               --
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (418,695,124)      149,008,588
-----------------------------------------------------------------------------------------------
  Class B                                                        (189,750,544)       11,560,034
-----------------------------------------------------------------------------------------------
  Class C                                                         (92,084,801)      165,927,647
-----------------------------------------------------------------------------------------------
  Class R                                                             295,439                --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                  10,233                --
===============================================================================================
    Net increase (decrease) in net assets                      (1,441,957,814)     (286,874,525)
===============================================================================================

NET ASSETS:

  Beginning of year                                             3,945,099,339     4,231,973,864
===============================================================================================
  End of year                                                 $ 2,503,141,525    $3,945,099,339
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 3,431,335,002    $4,131,589,736
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              (2,766,985)       (3,258,853)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts            (849,008,182)     (333,416,566)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                               (76,418,310)      150,185,022
===============================================================================================
                                                              $ 2,503,141,525    $3,945,099,339
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income. The fund will segregate assets to cover its obligations under dollar roll transactions.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $42,255.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $441,158 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $2,816,585 for such services. For the year ended December 31, 2002, AFS reimbursed fees of $9 on the Institutional class.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $4,730,405, $9,553,806, $3,873,074 and $367, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $268,091 in front-end sales commissions from the sale of Class A shares and $48,619, $2,592, $32,228 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $8,442 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $47,591 and reductions in custodian fees of $2,250 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $49,841.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $390,460,987 were on loan to brokers. The loans were secured by cash collateral of $397,055,462, received by the Fund and subsequently invested in affiliated money market funds as follows: $198,527,731 in STIC Liquid Assets Portfolio and $198,527,731 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $1,259,672 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                         --     $        --
------------------------------------------------------------
Written                               21,072       2,685,998
------------------------------------------------------------
Closed                               (11,065)     (1,420,654)
------------------------------------------------------------
Exercised                             (4,631)       (689,881)
------------------------------------------------------------
Expired                               (5,376)       (575,463)
============================================================
End of year                               --     $        --
____________________________________________________________
============================================================

NOTE 8--FUTURES CONTRACTS

On December 31, 2002, $12,000,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                                  UNREALIZED
                        NO. OF       MONTH/         MARKET       APPRECIATION
CONTRACT               CONTRACTS   COMMITMENT       VALUE       (DEPRECIATION)
------------------------------------------------------------------------------
S&P 500 Index             474      Mar-03/Long   $103,983,750    $(1,573,443)
______________________________________________________________________________
==============================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                       2002           2001
--------------------------------------------------------------
Distributions paid from:
Ordinary income                     $63,628,273    $97,684,610
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                 $      229,692
------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                  (81,428,417)
------------------------------------------------------------
Temporary book/tax differences                      (156,332)
------------------------------------------------------------
Capital loss carryforward                       (828,732,404)
------------------------------------------------------------
Post-October capital loss deferral               (18,106,016)
------------------------------------------------------------
Shares of beneficial interest                  3,431,335,002
============================================================
                                              $2,503,141,525
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, bond premium amortization, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the treatment of defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $22,070.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $294,839,562
----------------------------------------------------------
December 31, 2010                              533,892,842
==========================================================
                                              $828,732,404
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $2,345,890,472 and $2,931,314,292, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 135,083,628
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (216,534,115)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                     $ (81,450,487)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $3,085,605,552.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of bond premium amortization, paydowns on mortgage backed securities, foreign currency transactions and other items on December 31, 2002, undistributed net investment income was increased by $5,976,319, undistributed net realized gains decreased by $5,946,382 and shares of beneficial interest decreased by $29,937. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      18,401,640    $ 428,141,266     34,040,614    $ 943,182,575
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,099,333       94,890,497      7,919,458      219,495,395
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,843,250       43,002,479      3,739,954      104,510,027
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         14,347          301,147             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                               388           10,000             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,819,979       40,991,840      2,389,321       61,645,850
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         587,872       13,234,876        842,160       21,707,525
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         232,973        5,254,228        287,483        7,300,252
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            114            2,356             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                10              233             --               --
==========================================================================================================================
Issued in connection with acquisitions:***
  Class A                                                              --               --        469,333       11,718,242
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --        270,207        6,757,868
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --      7,202,124      179,904,999
==========================================================================================================================
Conversion of Class B shares to Class A shares:****
  Class A                                                         706,603       16,411,135             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (708,036)     (16,411,135)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (40,105,433)    (904,239,365)   (32,130,426)    (867,538,079)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (12,551,569)    (281,464,782)    (8,836,782)    (236,400,754)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (6,202,124)    (140,341,508)    (4,731,502)    (125,787,631)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                           (383)          (8,064)            --               --
==========================================================================================================================
                                                              (31,861,036)   $(700,224,797)    11,461,944    $ 326,496,269
__________________________________________________________________________________________________________________________
==========================================================================================================================

   * Class R shares commenced sales on June 3, 2002.
  ** Institutional class shares commended sales on March 15, 2002.
 *** As of the close of business on September 8, 2001, the Fund acquired all of the net assets of AIM Advisor Flex Fund pursuant to a plan of reorganization approved by AIM Advisor Flex Fund shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 7,941,664 shares of the Fund for 16,429,881 shares of AIM Advisor Flex Fund outstanding as of the close of business on September 8, 2001. AIM Advisor Flex Fund net assets at that date of $198,381,109 including $8,302,767 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $3,725,556,722.
**** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                    2002             2001               2000             1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    25.94       $    30.10         $    32.69       $    28.23       $    25.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.49(a)          0.71(a)(b)         0.92(a)          0.82(a)          0.71(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (5.09)           (4.14)             (2.23)            4.46             2.45
=================================================================================================================================
    Total from investment operations                  (4.60)           (3.43)             (1.31)            5.28             3.16
=================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.53)           (0.73)             (0.79)           (0.82)           (0.65)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --               --              (0.49)              --            (0.06)
=================================================================================================================================
    Total distributions                               (0.53)           (0.73)             (1.28)           (0.82)           (0.71)
=================================================================================================================================
Net asset value, end of period                   $    20.81       $    25.94         $    30.10       $    32.69       $    28.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      (17.85)%         (11.36)%            (4.18)%          19.04%           12.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $1,434,164       $2,284,776         $2,507,641       $1,800,350       $1,318,230
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                1.06%(d)         1.01%              0.96%            0.94%            0.95%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               2.11%(d)         2.60%(b)           2.80%            2.81%            2.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                  78%              73%                55%              65%              43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.73 and the ratio of net investment income to average net assets would have been 2.67%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,892,162,129.


                                                                                          CLASS B
                                                           ----------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                             2002            2001               2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  25.88       $    30.01         $    32.61    $    28.18    $  25.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.31(a)          0.50(a)(b)         0.66(a)       0.58(a)     0.42(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (5.06)           (4.11)             (2.23)         4.45        2.51
=================================================================================================================================
    Total from investment operations                          (4.75)           (3.61)             (1.57)         5.03        2.93
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.36)           (0.52)             (0.54)        (0.60)      (0.44)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --               --              (0.49)           --       (0.06)
=================================================================================================================================
    Total distributions                                       (0.36)           (0.52)             (1.03)        (0.60)      (0.50)
=================================================================================================================================
Net asset value, end of period                             $  20.77       $    25.88         $    30.01    $    32.61    $  28.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              (18.46)%         (12.01)%            (4.93)%       18.08%      11.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $766,330       $1,176,679         $1,358,823    $1,183,215    $894,165
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        1.81%(d)         1.76%              1.73%         1.75%       1.76%
=================================================================================================================================
Ratio of net investment income to average net assets           1.36%(d)         1.86%(b)           2.03%         2.00%       2.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          78%              73%                55%           65%         43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.93%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $955,380,604.


                                                                                          CLASS C
                                                              ----------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2002           2001             2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  25.92       $  30.05         $  32.65    $  28.21    $  25.76
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.31(a)        0.50(a)(b)       0.66(a)     0.58(a)     0.42(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.07)         (4.11)           (2.23)       4.46        2.53
==============================================================================================================================
    Total from investment operations                             (4.76)         (3.61)           (1.57)       5.04        2.95
==============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.36)         (0.52)           (0.54)      (0.60)      (0.44)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --            (0.49)         --       (0.06)
==============================================================================================================================
    Total distributions                                          (0.36)         (0.52)           (1.03)      (0.60)      (0.50)
==============================================================================================================================
Net asset value, end of period                                $  20.80       $  25.92         $  30.05    $  32.65    $  28.21
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                 (18.46)%       (11.99)%          (4.93)%     18.09%      11.60%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $302,346       $483,644         $365,510    $200,585    $114,163
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                           1.81%(d)       1.76%            1.73%       1.75%       1.73%
==============================================================================================================================
Ratio of net investment income to average net assets              1.36%(d)       1.85%(b)         2.03%       2.00%       2.03%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                             78%            73%              55%         65%         43%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.92%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $387,307,420.


                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                   2002
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 23.73
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.22(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (2.78)
=============================================================================
    Total from investment operations                                 (2.56)
=============================================================================
Less distributions from net investment income                        (0.34)
=============================================================================
Net asset value, end of period                                     $ 20.83
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (10.82)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   293
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                               1.33%(c)
=============================================================================
Ratio of net investment income to average net assets                  1.83%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                 78%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $127,010.

                                                                 INSTITUTIONAL CLASS
                                                                ----------------------
                                                                    MARCH 15, 2002
                                                                (DATE SALES COMMENCED)
                                                                 TO DECEMBER 31, 2002
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 25.81
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   0.44(a)
--------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                          (4.83)
======================================================================================
    Total from investment operations                                     (4.39)
======================================================================================
Less distributions from net investment income                            (0.60)
======================================================================================
Net asset value, end of period                                         $ 20.82
______________________________________________________________________________________
======================================================================================
Total return(b)                                                         (17.16)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $     8
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                          0.67%(c)
======================================================================================
  Without fee waivers and/or expense reimbursements                       0.80%(c)
======================================================================================
Ratio of net investment income to average net assets                      2.50%(c)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                     78%
______________________________________________________________________________________
======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,738.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Basic Balanced Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Basic Balanced Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-62.19%

ADVERTISING-2.61%

Interpublic Group of Cos., Inc. (The)              80,000   $ 1,126,400
-----------------------------------------------------------------------
Omnicom Group Inc.                                 21,200     1,369,520
=======================================================================
                                                              2,495,920
=======================================================================

APPAREL RETAIL-1.73%

Gap, Inc. (The)                                   106,900     1,659,088
=======================================================================

BANKS-4.01%

Bank of America Corp.                              12,100       841,797
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   49,000     1,174,040
-----------------------------------------------------------------------
Bank One Corp.                                     49,800     1,820,190
=======================================================================
                                                              3,836,027
=======================================================================

BROADCASTING & CABLE TV-0.40%

Comcast Corp.-Class A(a)                           16,401       386,582
=======================================================================

BUILDING PRODUCTS-2.00%

American Standard Cos. Inc.(a)                     26,900     1,913,666
=======================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-1.19%

Deere & Co.                                        24,800     1,137,080
=======================================================================

CONSUMER ELECTRONICS-0.92%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)               49,700       878,696
=======================================================================

DATA PROCESSING SERVICES-2.84%

Ceridian Corp.(a)                                  91,900     1,325,198
-----------------------------------------------------------------------
First Data Corp.                                   39,400     1,395,154
=======================================================================
                                                              2,720,352
=======================================================================

DIVERSIFIED CHEMICALS-1.08%

Du Pont (E. I.) de Nemours & Co.                   24,300     1,030,320
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.43%

Cendant Corp.(a)                                   82,900       868,792
-----------------------------------------------------------------------
H&R Block, Inc.                                    36,400     1,463,280
=======================================================================
                                                              2,332,072
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-8.60%

American Express Co.                               28,100       993,335
-----------------------------------------------------------------------
CIT Group Inc.                                     38,700       758,520
-----------------------------------------------------------------------
Citigroup Inc.                                     45,300     1,594,107
-----------------------------------------------------------------------
Freddie Mac                                        30,000     1,771,500
-----------------------------------------------------------------------
J.P. Morgan Chase & Co.                            41,300       991,200
-----------------------------------------------------------------------
Janus Capital Group Inc.                           49,700       649,579
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley                                     36,900   $ 1,473,048
=======================================================================
                                                              8,231,289
=======================================================================

ELECTRIC UTILITIES-0.38%

PG&E Corp.(a)                                      26,400       366,960
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.25%

Waters Corp.(a)                                    55,100     1,200,078
=======================================================================

ENVIRONMENTAL SERVICES-1.97%

Waste Management, Inc.                             82,300     1,886,316
=======================================================================

FOOD RETAIL-2.51%

Kroger Co. (The)(a)                                92,900     1,435,305
-----------------------------------------------------------------------
Safeway Inc.(a)                                    41,300       964,768
=======================================================================
                                                              2,400,073
=======================================================================

GENERAL MERCHANDISE STORES-0.98%

Target Corp.                                       31,400       942,000
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.15%

IMS Health Inc.                                    68,800     1,100,800
-----------------------------------------------------------------------
McKesson Corp.                                     35,500       959,565
=======================================================================
                                                              2,060,365
=======================================================================

HOTELS, RESORTS & CRUISE LINES-0.88%

Starwood Hotels & Resorts Worldwide, Inc.          35,700       847,518
=======================================================================

HOUSEHOLD APPLIANCES-1.89%

Black & Decker Corp. (The)                         42,100     1,805,669
=======================================================================

INDUSTRIAL CONGLOMERATES-4.48%

Textron, Inc.                                      46,600     2,003,334
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 133,600     2,281,888
=======================================================================
                                                              4,285,222
=======================================================================

LIFE & HEALTH INSURANCE-1.85%

Prudential Financial, Inc.                         34,000     1,079,160
-----------------------------------------------------------------------
UnumProvident Corp.                                39,300       689,322
=======================================================================
                                                              1,768,482
=======================================================================

MANAGED HEALTH CARE-0.76%

UnitedHealth Group Inc.                             8,700       726,450
=======================================================================

MOVIES & ENTERTAINMENT-1.23%

Walt Disney Co. (The)                              72,000     1,174,320
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-0.80%

Duke Energy Corp.                                  39,000   $   762,060
=======================================================================

OIL & GAS DRILLING-3.09%

Pride International, Inc.(a)                      117,700     1,753,730
-----------------------------------------------------------------------
Transocean Inc.                                    51,900     1,204,080
=======================================================================
                                                              2,957,810
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.77%

Cooper Cameron Corp.(a)                            24,100     1,200,662
-----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                    34,400     1,447,896
=======================================================================
                                                              2,648,558
=======================================================================

PHARMACEUTICALS-1.39%

Wyeth                                              35,700     1,335,180
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.52%

ACE Ltd. (Cayman Islands)                          49,700     1,458,198
=======================================================================

REINSURANCE-0.64%

PartnerRe Ltd. (Bermuda)                           11,900       616,658
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.62%

Applied Materials, Inc.(a)                         57,800       753,134
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                          28,300       794,664
=======================================================================
                                                              1,547,798
=======================================================================

SYSTEMS SOFTWARE-1.51%

Computer Associates International, Inc.           106,800     1,441,800
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.71%

Motorola, Inc.                                     79,100       684,215
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $64,498,665)                           59,536,822
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-13.29%

AEROSPACE & DEFENSE-0.06%

Raytheon Co., Notes, 6.75%, 08/15/07           $   50,000        55,413
=======================================================================

AGRICULTURAL PRODUCTS-0.07%

Archer-Daniels-Midland Co., Unsec. Unsub.
  Deb., 6.95%, 12/15/97                            60,000        65,443
=======================================================================

AUTOMOBILE MANUFACTURERS-0.17%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04          50,000        50,651
-----------------------------------------------------------------------
General Motors Corp., Unsec. Putable Deb.,
  8.80%, 03/01/21                                 100,000       107,974
=======================================================================
                                                                158,625
=======================================================================

BANKS-2.00%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05      70,000        72,014
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BANKS-(CONTINUED)

Barclays O/S Investment Co. (Netherlands),
  Unsec. Gtd. Unsub. Floating Rate Yankee
  Notes, 1.63%, 05/14/03                       $  600,000   $   507,524
-----------------------------------------------------------------------
Citicorp, Unsec. Sub. Notes, 7.13%, 09/01/05       75,000        83,979
-----------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $53,049)(b)                                      50,000        50,482
-----------------------------------------------------------------------
European Investment Bank (Luxembourg),
  Medium Term Yankee Notes, 4.88%, 09/06/06       200,000       215,929
-----------------------------------------------------------------------
  Yankee Notes, 4.63%, 03/01/07                   220,000       236,034
-----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05           50,000        51,814
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom), Unsec. Sub.
  Floating Rate Yankee Notes, 1.69%, 06/29/49     140,000       113,380
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                           100,000       126,560
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 150,000       160,381
-----------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14       200,000       226,554
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Bonds,
  8.62%, 10/29/49                                  60,000        71,834
=======================================================================
                                                              1,916,485
=======================================================================

BREWERS-0.12%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                 100,000       111,516
=======================================================================

BROADCASTING & CABLE TV-0.67%

Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                 150,000       160,203
-----------------------------------------------------------------------
TCI Communications, Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/26                120,000       122,882
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05                50,000        53,292
-----------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb., 6.88%, 06/15/18           150,000       148,591
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   150,000       159,771
=======================================================================
                                                                644,739
=======================================================================

COMPUTER HARDWARE-0.16%

International Business Machines Corp., Deb.,
  8.38%, 11/01/19                                 125,000       157,006
=======================================================================

CONSUMER FINANCE-1.83%

CitiFinancial Credit Co.,
  Notes, 6.63%, 06/01/15                          100,000       113,430
-----------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                   100,000       112,686
-----------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Unsec. Gtd. Notes, 6.85%, 06/15/04              200,000       212,486
-----------------------------------------------------------------------
  Series K, Medium Term Notes, 3.50%,
    12/19/05                                       80,000        80,492
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                           50,000        50,505
-----------------------------------------------------------------------
  Unsec. Notes,
    6.70%, 07/16/04                               125,000       127,741
-----------------------------------------------------------------------
    6.88%, 02/01/06                               250,000       251,115
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

General Motors Acceptance Corp.,
  Bonds, 6.15%, 04/05/07                       $  150,000   $   152,242
-----------------------------------------------------------------------
  Medium Term Notes, 5.25%, 05/16/05               50,000        50,307
-----------------------------------------------------------------------
  Notes, 6.85%, 06/17/04                          110,000       114,386
-----------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04            155,000       162,533
-----------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  6.50%, 01/24/06                                 100,000       105,607
-----------------------------------------------------------------------
  8.00%, 05/09/05                                 200,000       217,514
=======================================================================
                                                              1,751,044
=======================================================================

DISTILLERS & VINTNERS-0.22%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                 175,000       214,793
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-3.39%

Associates Corp. of North America, Sr. Notes,
  5.80%, 04/20/04                                  80,000        84,129
-----------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        250,000       380,655
-----------------------------------------------------------------------
CIT Group Inc.,
  Sr. Medium Term Notes, 2.67%, 11/25/03           75,000        75,048
-----------------------------------------------------------------------
  Sr. Notes, 7.13%, 10/15/04                       50,000        52,662
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 200,000       215,182
-----------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05               125,000       130,590
-----------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32              175,000       189,966
-----------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 09/28/01-07/25/02; Cost
  $107,798)(b)                                    100,000       119,584
-----------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                100,000       121,832
-----------------------------------------------------------------------
  Series A, Medium Term Notes,
    5.00%, 06/15/07                                50,000        53,071
-----------------------------------------------------------------------
    6.80%, 11/01/05                               335,000       372,356
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Bonds,
  7.63%, 08/17/05                                 125,000       140,582
-----------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Notes,
  6.38%, 03/15/06                                 120,000       131,956
-----------------------------------------------------------------------
  8.00%, 06/15/05                                 100,000       111,586
-----------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                        100,000       115,728
-----------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $49,973)(b)                                      50,000        52,302
-----------------------------------------------------------------------
  6.50%, 03/01/11 (Acquired 07/24/02; Cost
  $52,722)(b)                                      50,000        53,766
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 100,000       112,855
-----------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                  75,000        89,194
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06           50,000        56,536
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Merrill Lynch & Co., Inc.,
  Medium Term Floating
  Rate Yankee Notes, 1.68%, 06/28/04           $  100,000   $   100,269
-----------------------------------------------------------------------
  Series B, Medium Term Notes, 4.54%,
    03/08/05                                       40,000        41,628
-----------------------------------------------------------------------
Morgan Stanley, Sr. Notes, 7.75%, 06/15/05        150,000       168,030
-----------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Sr.
  Unsec. Notes, 6.25%, 06/15/05                   150,000       162,191
-----------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          100,000       113,328
=======================================================================
                                                              3,245,026
=======================================================================

ELECTRIC UTILITIES-0.27%

Duke Energy Corp., Bonds, 6.45%, 10/15/32          60,000        59,476
-----------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Yankee Bonds, 9.40%, 02/01/21               25,000        35,758
-----------------------------------------------------------------------
  Series GL, Gtd Floating Rate Yankee Notes,
    1.94%, 09/29/49                               180,000       159,798
=======================================================================
                                                                255,032
=======================================================================

GENERAL MERCHANDISE STORES-0.10%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         85,000        96,452
=======================================================================

INTEGRATED OIL & GAS-0.71%

BP Canada Finance Co. (Canada), Yankee Bonds,
  3.38%, 10/31/07                                 500,000       505,675
-----------------------------------------------------------------------
ConocoPhillips, Unsec. Notes, 8.50%, 05/25/05     100,000       114,053
-----------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                  50,000        58,342
=======================================================================
                                                                678,070
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.52%

GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     75,000        80,849
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Notes,
    5.70%, 11/15/03                               100,000        99,625
-----------------------------------------------------------------------
    6.00%, 01/15/07                                70,000        66,238
-----------------------------------------------------------------------
    7.13%, 01/30/06                               100,000        99,125
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 8.75%, 03/15/32              100,000        95,875
-----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                           50,000        54,993
=======================================================================
                                                                496,705
=======================================================================

LIFE & HEALTH INSURANCE-0.22%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                         50,000        58,694
-----------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        135,000       153,662
=======================================================================
                                                                212,356
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-1.22%

Amerada Hess Corp., Unsec. Notes,
  5.30%, 08/15/04                              $  175,000   $   182,753
-----------------------------------------------------------------------
  7.30%, 08/15/31                                 100,000       108,839
-----------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 7.40%,
  12/01/31                                         70,000        80,599
-----------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 07/31/02;
  Cost $152,388)(b)                               150,000       158,295
-----------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        100,000       120,216
-----------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                           120,000       145,109
-----------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                        300,000       289,764
-----------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                     75,000        85,401
=======================================================================
                                                              1,170,976
=======================================================================

PHARMACEUTICALS-0.12%

Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                        100,000       116,892
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.12%

Allstate Corp. (The), Sr. Unsec. Notes,
  7.88%, 05/01/05                                 100,000       111,697
=======================================================================

PUBLISHING-0.16%

News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                        150,000       154,214
=======================================================================

REAL ESTATE-0.40%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18               100,000       107,364
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               60,000        64,728
-----------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                    50,000        51,791
-----------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub.
  Notes, 6.80%, 05/01/04                          150,000       157,382
=======================================================================
                                                                381,265
=======================================================================

SOFT DRINKS-0.12%

Coca-Cola Enterprises Inc., Putable Notes,
  8.00%, 01/04/04                                 100,000       110,803
=======================================================================

SOVEREIGN DEBT-0.58%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                          130,000       135,936
-----------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Yankee Bonds, 6.50%,
  10/06/05                                        100,000       110,959
-----------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Yankee
  Notes, 5.80%, 10/25/32                          300,000       313,146
=======================================================================
                                                                560,041
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-0.06%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Notes, 8.75%, 03/01/31                $   60,000   $    59,025
=======================================================================
    Total Bonds & Notes (Cost $12,232,342)                   12,723,618
=======================================================================

ASSET BACKED SECURITIES-0.62%

AIRLINES-0.31%

Continental Airlines, Inc.,
  Series 2000-1, Class A-1, Sr. Pass Through
    Ctfs., 8.05%, 11/01/20                        161,331       139,148
-----------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
    Through Ctfs., 7.71%, 04/02/21                 55,258        47,660
-----------------------------------------------------------------------
  Series 974A, Pass Through Ctfs., 6.90%,
    01/02/18                                      130,629       114,841
=======================================================================
                                                                301,649
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-0.31%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
    06/15/05 (Acquired 05/08/02; Cost
    $116,639)(b)                                  110,627       121,180
-----------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
    12/15/19 (Acquired 08/20/02; Cost
    $166,614)(b)                                  150,000       173,364
=======================================================================
                                                                294,544
=======================================================================
    Total Asset Backed Securities (Cost
      $614,519)                                                 596,193
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-14.22%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.55%

Pass Through Ctfs.,
  6.50%, 01/01/16 to 01/01/31                     498,186       522,404
-----------------------------------------------------------------------
  6.00%, 05/01/17 to 07/01/17                     421,274       440,948
-----------------------------------------------------------------------
  7.00%, 07/01/29 to 10/01/31                     676,344       711,157
-----------------------------------------------------------------------
  7.50%, 11/01/30 to 12/01/30                     122,450       130,300
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 01/01/33(c)                            1,540,000     1,596,193
=======================================================================
                                                              3,401,002
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.81%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                     454,462       482,826
-----------------------------------------------------------------------
  7.00%, 02/01/16 to 03/01/32                     782,611       825,145
-----------------------------------------------------------------------
  6.50%, 10/01/16 to 08/01/32                   2,105,490     2,197,026
-----------------------------------------------------------------------
  6.00%, 05/01/17                                 339,283       355,142
-----------------------------------------------------------------------
  8.00%, 10/01/30                                  86,394        93,163
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 01/01/33(c)                              865,000       896,602
-----------------------------------------------------------------------
Series B Unsec. Medium Term Notes,
  6.87%, 07/17/07                               2,250,000     2,621,520
-----------------------------------------------------------------------
Unsec. Notes,
  6.20%, 06/13/17                                 450,000       484,718
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Unsec. Sub. Notes,
  4.75%, 01/02/07                              $  250,000   $   265,135
-----------------------------------------------------------------------
  5.25%, 08/01/12                                 200,000       209,022
=======================================================================
                                                              8,430,299
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.86%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31                     275,345       294,778
-----------------------------------------------------------------------
  8.50%, 02/15/25                                 131,527       144,260
-----------------------------------------------------------------------
  8.00%, 08/15/25                                  54,482        59,529
-----------------------------------------------------------------------
  6.50%, 05/15/31 to 01/15/32                     566,529       595,189
-----------------------------------------------------------------------
  7.00%, 08/15/31 to 05/15/32                     399,817       423,975
-----------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32                     254,954       265,870
=======================================================================
                                                              1,783,601
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $13,183,265)                                     13,614,902
=======================================================================

U.S. TREASURY SECURITIES-5.95%

U.S. TREASURY BONDS-0.36%

7.50%, 11/15/16                                   100,000       130,960
-----------------------------------------------------------------------
6.25%, 08/15/23                                   135,000       158,756
-----------------------------------------------------------------------
6.13%, 08/15/29                                    50,000        58,722
=======================================================================
                                                                348,438
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. TREASURY NOTES-5.59%

6.75%, 05/15/05                                $  200,000   $   223,038
-----------------------------------------------------------------------
6.88%, 05/15/06                                   170,000       195,667
-----------------------------------------------------------------------
3.25%, 08/15/07                                 2,700,000     2,768,094
-----------------------------------------------------------------------
4.75%, 11/15/08                                 1,000,000     1,091,970
-----------------------------------------------------------------------
6.50%, 02/15/10                                   450,000       538,299
-----------------------------------------------------------------------
5.00%, 08/15/11                                   485,000       532,292
=======================================================================
                                                              5,349,360
=======================================================================
    Total U.S. Treasury Securities (Cost
      $5,496,629)                                             5,697,798
=======================================================================

                                                 SHARES

MONEY MARKET FUNDS-6.41%

STIC Liquid Assets Portfolio(d)                 3,066,692     3,066,692
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         3,066,692     3,066,692
=======================================================================
    Total Money Market Funds (Cost
      $6,133,384)                                             6,133,384
=======================================================================
TOTAL INVESTMENTS-102.68% (Cost $102,158,804)                98,302,717
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.68%)                        (2,565,068)
=======================================================================
NET ASSETS-100.00%                                          $95,737,649
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Jr.     - Junior
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $728,973, which represented 0.76% of the Fund's net assets. These securities are considered to be illiquid.
(c) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $102,158,804)                                 $98,302,717
-----------------------------------------------------------
Receivables for:
  Investments sold                                  602,794
-----------------------------------------------------------
  Fund shares sold                                  678,388
-----------------------------------------------------------
  Dividends and interest                            504,844
-----------------------------------------------------------
Investment for deferred compensation plan             3,718
-----------------------------------------------------------
Other assets                                         15,275
===========================================================
    Total assets                                100,107,736
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,874,782
-----------------------------------------------------------
  Fund shares reacquired                            305,747
-----------------------------------------------------------
  Deferred compensation plan                          3,718
-----------------------------------------------------------
Accrued distribution fees                           115,510
-----------------------------------------------------------
Accrued transfer agent fees                          31,093
-----------------------------------------------------------
Accrued operating expenses                           39,237
===========================================================
    Total liabilities                             4,370,087
===========================================================
Net assets applicable to shares outstanding     $95,737,649
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $32,413,788
___________________________________________________________
===========================================================
Class B                                         $47,597,096
___________________________________________________________
===========================================================
Class C                                         $15,726,765
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           3,428,158
___________________________________________________________
===========================================================
Class B                                           5,033,140
___________________________________________________________
===========================================================
Class C                                           1,662,290
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      9.46
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.46 divided by
      95.25%)                                   $      9.93
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $      9.46
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $      9.46
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Interest                                        $ 1,045,389
-----------------------------------------------------------
Dividends (net of foreign withholding tax of
  $789)                                             581,123
-----------------------------------------------------------
Dividends from affiliated money market funds         97,432
===========================================================
    Total investment income                       1,723,944
===========================================================

EXPENSES:

Advisory fees                                       425,485
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       29,652
-----------------------------------------------------------
Distribution fees -- Class A                         81,205
-----------------------------------------------------------
Distribution fees -- Class B                        320,702
-----------------------------------------------------------
Distribution fees -- Class C                        101,876
-----------------------------------------------------------
Transfer agent fees                                 185,489
-----------------------------------------------------------
Trustees' fees                                        8,958
-----------------------------------------------------------
Registration and filing fees                         92,836
-----------------------------------------------------------
Other                                                72,924
===========================================================
    Total expenses                                1,369,127
===========================================================
Less: Fees waived                                  (124,214)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,285)
===========================================================
    Net expenses                                  1,243,628
===========================================================
Net investment income                               480,316
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                     (3,175,000)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities        (5,004,736)
===========================================================
Net gain (loss) from investment securities       (8,179,736)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(7,699,420)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended December 31, 2002 and the period September 28, 2001 (Date operations commenced) to December 31, 2001

                                                                  2002           2001
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    480,316    $    32,868
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (3,175,000)      (124,267)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (5,004,736)     1,148,649
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (7,699,420)     1,057,250
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (294,551)       (37,235)
-----------------------------------------------------------------------------------------
  Class B                                                         (179,374)       (33,889)
-----------------------------------------------------------------------------------------
  Class C                                                          (55,465)        (8,848)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       24,754,098     10,423,697
-----------------------------------------------------------------------------------------
  Class B                                                       35,476,082     15,589,686
-----------------------------------------------------------------------------------------
  Class C                                                       11,748,646      4,996,972
=========================================================================================
    Net increase in net assets                                  63,750,016     31,987,633
=========================================================================================

NET ASSETS:

  Beginning of year                                             31,987,633             --
=========================================================================================
  End of year                                                 $ 95,737,649    $31,987,633
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $102,926,868    $30,950,108
-----------------------------------------------------------------------------------------
  Undistributed net investment income                               12,621         13,143
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (3,345,753)      (124,267)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (3,856,087)     1,148,649
=========================================================================================
                                                              $ 95,737,649    $31,987,633
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital and current income. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income. The fund will segregate assets to cover its obligations under dollar roll transactions.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $1 billion of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets on the next $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $5 billion. Due to the Fund's small size, AIM has voluntarily agreed to waive a portion of its advisory fees. This waiver may be terminated at any time and AIM retains the ability to be reimbursed for such fees prior to the end of the fiscal year. AIM has also voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $124,214.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $100,847 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $81,205, $320,702 and $101,876, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $61,611 in front-end sales commissions from the sale of Class A shares and $2,586, $39 and $2,332 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,021 and reductions in custodian fees of $264 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,285.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the year ended December 31, 2002 and the period September 28, 2001 (date operations commenced) to December 31, 2001 were as follows:

                               DECEMBER 31,   DECEMBER 31,
                                   2002           2001
----------------------------------------------------------
Distributions paid from
  ordinary income                $529,390       $79,972
__________________________________________________________
==========================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                  $     17,881
-----------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                  (3,926,983)
-----------------------------------------------------------
Temporary book/tax differences                       (5,260)
-----------------------------------------------------------
Capital loss carryforward                        (3,077,262)
-----------------------------------------------------------
Post-October capital loss deferral                 (197,595)
-----------------------------------------------------------
Shares of beneficial interest                   102,926,868
===========================================================
                                               $ 95,737,649
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                              $    1,094
----------------------------------------------------------
December 31, 2010                               3,076,168
==========================================================
                                               $3,077,262
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $91,134,560 and $25,384,589, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,895,687
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (6,822,670)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(3,926,983)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $102,229,700.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of paydowns of securities, non-deductible expenses for tax purposes and other items on December 31, 2002, undistributed net investment income was increased by $48,552, undistributed net realized gains (losses) decreased by $46,486 and shares of beneficial interest decreased by $2,066. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

Changes in the shares outstanding during the year ended December 31, 2002 and the period September 28, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                         2002                         2001
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,446,333    $ 34,648,200    1,014,635    $10,570,925
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      5,478,972      54,419,155    1,510,274     15,749,795
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,909,258      19,097,434      511,202      5,323,113
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         28,607         280,388        3,464         36,336
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         15,991         156,480        2,340         24,543
--------------------------------------------------------------------------------------------------------------------
  Class C                                                          5,190          50,976          810          8,499
====================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                         46,807         451,087           --             --
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        (46,781)       (451,087)          --             --
====================================================================================================================
Reacquired:
  Class A                                                     (1,094,279)    (10,625,577)     (17,409)      (183,564)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,910,198)    (18,648,466)     (17,458)      (184,652)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (732,977)     (7,399,764)     (31,193)      (334,640)
====================================================================================================================
                                                               7,146,923    $ 71,978,826    2,976,665    $31,010,355
____________________________________________________________________________________________________________________
====================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                                -------------------------------------------
                                                                                    SEPTEMBER 28, 2001
                                                                 YEAR ENDED     (DATE OPERATIONS COMMENCED)
                                                                DECEMBER 31,          TO DECEMBER 31,
                                                                    2002                   2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.75                 $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.11(a)                 0.03(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.28)                   0.76
===========================================================================================================
    Total from investment operations                                (1.17)                   0.79
===========================================================================================================
Less distributions from net investment income                       (0.12)                  (0.04)
===========================================================================================================
Net asset value, end of period                                    $  9.46                 $ 10.75
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                    (10.97)%                  7.94%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $32,414                 $10,753
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.48%(c)                1.43%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.67%(c)                2.89%(d)
===========================================================================================================
Ratio of net investment income to average net assets                 1.15%(c)                1.16%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                                42%                      7%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $23,201,428.
(d)  Annualized.

                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                    SEPTEMBER 28, 2001
                                                                 YEAR ENDED     (DATE OPERATIONS COMMENCED)
                                                                DECEMBER 31,          TO DECEMBER 31,
                                                                    2002                   2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.75                 $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.05(a)                 0.01(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.29)                   0.77
===========================================================================================================
    Total from investment operations                                (1.24)                   0.78
===========================================================================================================
Less distributions from net investment income                       (0.05)                  (0.03)
===========================================================================================================
Net asset value, end of period                                    $  9.46                 $ 10.75
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                    (11.56)%                  7.76%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $47,597                 $16,067
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.13%(c)                2.08%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.32%(c)                3.54%(d)
===========================================================================================================
Ratio of net investment income to average net assets                 0.50%(c)                0.52%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                                42%                      7%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $32,070,167.
(d)  Annualized.

                                                                                   CLASS C
                                                                ----------------------------------------------
                                                                                       SEPTEMBER 28, 2001
                                                                 YEAR ENDED        (DATE OPERATIONS COMMENCED)
                                                                DECEMBER 31,             TO DECEMBER 31,
                                                                    2002                      2001
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.75                    $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.05(a)                   0.01(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.29)                     0.77
==============================================================================================================
    Total from investment operations                                (1.24)                     0.78
==============================================================================================================
Less distributions from net investment income                       (0.05)                    (0.03)
==============================================================================================================
Net asset value, end of period                                    $  9.46                    $10.75
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                    (11.57)%                    7.76%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $15,727                    $5,168
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.13%(c)                  2.08%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.32%(c)                  3.54%(d)
==============================================================================================================
Ratio of net investment income to average net assets                 0.50%(c)                  0.52%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                                42%                        7%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $10,187,588.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM European Small Company Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM European Small Company Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-96.39%

BELGIUM-3.86%

Colruyt N.V. (Food Retail)                       4,200   $   231,470
--------------------------------------------------------------------
Mobistar S.A. (Wireless Telecommunication
  Services)(a)                                  16,100       383,483
--------------------------------------------------------------------
Ontex (Personal Products)                        2,200       209,698
====================================================================
                                                             824,651
====================================================================

CROATIA-0.53%

Pliva D.D.-GDR (Pharmaceuticals) (Acquired
  11/14/02; Cost $105,200)(b)(c)                 8,000       113,600
====================================================================

CZECH REPUBLIC-0.52%

Komercni Banka A.S. (Banks)                      1,600       110,596
====================================================================

FINLAND-2.68%

Instrumentarium Corp.-Class B (Health Care
  Equipment)                                     3,900       156,310
--------------------------------------------------------------------
Kesko Oyj-Class B (Food Retail)                 14,000       177,828
--------------------------------------------------------------------
Marimekko Oy (Apparel, Accessories & Luxury
  Goods)                                        15,900       238,682
====================================================================
                                                             572,820
====================================================================

FRANCE-6.45%

Beneteau (Leisure Products)                      3,700       183,328
--------------------------------------------------------------------
Bonduelle S.C.A. (Packaged Foods & Meats)        3,850       272,400
--------------------------------------------------------------------
Bricolage (Mr.) S.A. (Home Improvement
  Retail)                                       19,469       412,839
--------------------------------------------------------------------
Buffalo Grill S.A. (Restaurants)(c)             16,800        18,518
--------------------------------------------------------------------
Camaieu (Apparel Retail)                         9,900       374,131
--------------------------------------------------------------------
SEB S.A. (Household Appliances)                  1,300       115,451
====================================================================
                                                           1,376,667
====================================================================

GERMANY-3.89%

Puma A.G. Rudolf Dassler Sport (Footwear)        9,100       621,214
--------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)        5,200       209,068
====================================================================
                                                             830,282
====================================================================

IRELAND-14.40%

Anglo Irish Bank Corp. PLC (Banks)              84,800       603,547
--------------------------------------------------------------------
Arnotts PLC (Department Stores)                 23,300       278,835
--------------------------------------------------------------------
First Active PLC (Consumer Finance)             52,500       297,604
--------------------------------------------------------------------
Fyffes PLC (Food Distributors)                 235,800       326,741
--------------------------------------------------------------------
Grafton Group PLC-Units (Trading Companies &
  Distributors)(d)                              94,600       347,572
--------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)          36,500       287,369
--------------------------------------------------------------------
ICON PLC-ADR (Health Care Distributors &
  Services)(a)                                   6,100       164,151
--------------------------------------------------------------------
Jurys Doyle Hotel Group PLC (Hotels, Resorts
  & Cruise Lines)                               23,300       172,437
--------------------------------------------------------------------
Paddy Power PLC (Casinos & Gambling)            74,500       391,032
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
IRELAND-(CONTINUED)

United Drug PLC (Health Care Distributors &
  Services)                                     15,800   $   204,008
====================================================================
                                                           3,073,296
====================================================================

ITALY-9.57%

Davide Campari-Milano S.p.A. (Distillers &
  Vintners)                                      5,300       165,631
--------------------------------------------------------------------
De'Longhi S.p.A. (Consumer Electronics)         50,800       226,641
--------------------------------------------------------------------
GranitiFiandre S.p.A. (Building Products)       32,100       250,705
--------------------------------------------------------------------
I.M.A. Industria Macchine Automatiche S.p.A.
  (Industrial Machinery)                         9,700       121,682
--------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                   58,897       619,508
--------------------------------------------------------------------
Permasteelisa S.p.A. (Building Products)        14,200       223,448
--------------------------------------------------------------------
Saeco International Group S.p.A. (Household
  Appliances)(a)                               117,600       434,546
====================================================================
                                                           2,042,161
====================================================================

NETHERLANDS-4.54%

Heijmans N.V.-Dutch Ctfs. (Construction &
  Engineering)                                  14,100       247,185
--------------------------------------------------------------------
Koninklijke Volker Wessels Stevin N.V.-Dutch
  Ctfs. (Construction & Engineering)             9,300       187,541
--------------------------------------------------------------------
Sligro Food Group N.V. (Food Distributors)       9,900       415,701
--------------------------------------------------------------------
Trader Classified Media N.V.-Class A
  (Diversified Commercial Services)(a)          15,200       118,076
====================================================================
                                                             968,503
====================================================================

NORWAY-2.47%

Aktiv Kapital A.S.A. (Diversified Financial
  Services)                                     51,675       313,155
--------------------------------------------------------------------
Gresvig A.S.A. (Specialty Stores)(a)            61,000       212,997
====================================================================
                                                             526,152
====================================================================

SPAIN-5.73%

Baron de Ley, S.A. (Distillers & Vinters)(a)    12,800       368,168
--------------------------------------------------------------------
Compania de Distribucion Integral Logista,
  S.A. (Publishing)                             11,000       237,180
--------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)                                    13,800       111,981
--------------------------------------------------------------------
Miquel y Costos & Miquel, S.A. (Paper
  Products)                                     12,100       276,903
--------------------------------------------------------------------
Viscofan, S.A. (Packaged Foods & Meats)         33,700       228,886
====================================================================
                                                           1,223,118
====================================================================

SWEDEN-8.13%

Axfood A.B. (Food Retail)                       20,400       380,593
--------------------------------------------------------------------
Biacore International A.B. (Health Care
  Equipment)(a)                                  5,100       108,069
--------------------------------------------------------------------
Clas Ohlson A.B.-Class B (Specialty Stores)     15,300       383,236
--------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                 24,850       251,840
--------------------------------------------------------------------
Munters A.B. (Industrial Machinery)              6,800       151,141
--------------------------------------------------------------------
Scandiaconsult A.B. (Construction &
  Engineering)                                   7,200        31,592
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
SWEDEN-(CONTINUED)

Sectra A.B.-Class B (Electronic Equipment &
  Instruments)                                  36,000   $   197,344
--------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                    29,200       230,350
====================================================================
                                                           1,734,165
====================================================================

SWITZERLAND-0.57%

Centerpulse A.G. (Health Care Equipment)
  (Acquired 12/11/02-12/12/02; Cost
  $115,356)(a)(b)                                  700       122,078
====================================================================

UNITED KINGDOM-33.05%

Albemarle & Bond Holdings PLC (Consumer
  Finance)                                     237,100       308,124
--------------------------------------------------------------------
Alexon Group PLC (Apparel, Accessories &
  Luxury Goods)                                101,700       325,568
--------------------------------------------------------------------
Barratt Developments PLC (Homebuilding)         17,200       108,393
--------------------------------------------------------------------
BPP Holdings PLC (Diversified Commercial
  Services)                                     52,000       207,080
--------------------------------------------------------------------
Cattles PLC (Consumer Finance)                  89,700       417,819
--------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)          62,200       535,340
--------------------------------------------------------------------
CRC Group PLC (Diversified Commercial
  Services)                                     53,700       211,072
--------------------------------------------------------------------
Domino's Pizza UK & IRL PLC (Restaurants)      313,300       457,242
--------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)               35,300       323,902
--------------------------------------------------------------------
Express Dairies PLC (Packaged Foods &
  Meats)(a)                                    546,600       278,743
--------------------------------------------------------------------
Future Network PLC (The) (Publishing)(a)       163,000       144,493
--------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)            13,600       109,380
--------------------------------------------------------------------
Hamleys PLC (Specialty Stores)                  45,600       119,798
--------------------------------------------------------------------
Helphire Group PLC (Consumer Finance)(a)        63,000       179,726
--------------------------------------------------------------------
Hornby PLC (Leisure Products)                   20,000       179,388
--------------------------------------------------------------------
ICAP PLC (Diversified Financial Services)       20,000       322,350
--------------------------------------------------------------------
Intercare Group PLC (Health Care Distributors
  & Services)                                   31,600       114,723
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                      32,400   $   350,923
--------------------------------------------------------------------
Johnston Press PLC (Publishing)                 35,300       208,804
--------------------------------------------------------------------
Kier Group PLC (Construction & Engineering)     29,700       198,178
--------------------------------------------------------------------
lastminute.com PLC (Internet Software &
  Services)(a)                                  73,500       121,236
--------------------------------------------------------------------
Luminar PLC (Restaurants)                       16,600       104,470
--------------------------------------------------------------------
Majestic Wine PLC (Brewers)                     19,200       155,697
--------------------------------------------------------------------
MFI Furniture Group PLC (Home Furnishings)      53,200        94,748
--------------------------------------------------------------------
New Look Group PLC (Apparel Retail)             77,800       298,438
--------------------------------------------------------------------
RPS Group PLC (Environmental Services)         130,900       233,131
--------------------------------------------------------------------
Stanley Leisure PLC (Casinos & Gambling)        26,200       164,266
--------------------------------------------------------------------
Taylor & Francis Group PLC (Publishing)         28,700       205,845
--------------------------------------------------------------------
Telecom plus PLC (Alternative Carriers)         44,100       109,816
--------------------------------------------------------------------
Ultimate Leisure Group PLC (Leisure Products)   17,800        58,096
--------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)                                      42,600       308,197
--------------------------------------------------------------------
Wimpey (George) PLC (Homebuilding)              23,200        99,464
====================================================================
                                                           7,054,450
====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $17,632,774)                        20,572,539
====================================================================

MONEY MARKET FUNDS-4.04%

STIC Liquid Assets Portfolio(e)                431,126       431,126
--------------------------------------------------------------------
STIC Prime Portfolio(e)                        431,126       431,126
====================================================================
    Total Money Market Funds (Cost $862,252)                 862,252
====================================================================
TOTAL INVESTMENTS-100.43% (Cost $18,495,026)              21,434,791
====================================================================
OTHER ASSETS LESS LIABILITIES-(0.43%)                        (92,392)
====================================================================
NET ASSETS-100.00%                                       $21,342,399
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs. - Certificates
GDR   - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $235,678, which represented 1.10% of the Fund's net assets. Of these securities, 0.53% of the Fund's net assets are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Consists of more than one class of securities traded together as a unit.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $18,495,026)                                  $21,434,791
-----------------------------------------------------------
Foreign currencies, at value (cost $88,052)          88,934
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   91,183
-----------------------------------------------------------
  Dividends                                          50,538
-----------------------------------------------------------
  Amount due from advisor                            24,217
-----------------------------------------------------------
Investment for deferred compensation plan             9,749
-----------------------------------------------------------
Other assets                                         15,716
===========================================================
    Total assets                                 21,715,128
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                              64,077
-----------------------------------------------------------
  Fund shares reacquired                            222,350
-----------------------------------------------------------
  Deferred compensation plan                          9,749
-----------------------------------------------------------
Accrued distribution fees                            23,061
-----------------------------------------------------------
Accrued transfer agent fees                          13,028
-----------------------------------------------------------
Accrued operating expenses                           40,464
===========================================================
    Total liabilities                               372,729
===========================================================
Net assets applicable to shares outstanding     $21,342,399
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $13,596,572
___________________________________________________________
===========================================================
Class B                                         $ 5,689,041
___________________________________________________________
===========================================================
Class C                                         $ 2,056,786
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           1,844,831
___________________________________________________________
===========================================================
Class B                                             782,100
___________________________________________________________
===========================================================
Class C                                             282,902
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      7.37
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.37 divided by
      94.50%)                                   $      7.80
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      7.27
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      7.27
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $31,913)                                      $   289,403
-----------------------------------------------------------
Dividends from affiliated money market funds         20,734
===========================================================
    Total investment income                         310,137
===========================================================

EXPENSES:

Advisory fees                                       197,592
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                      119,319
-----------------------------------------------------------
Distribution fees -- Class A                         44,228
-----------------------------------------------------------
Distribution fees -- Class B                         64,501
-----------------------------------------------------------
Distribution fees -- Class C                         17,125
-----------------------------------------------------------
Interest                                                952
-----------------------------------------------------------
Transfer agent fees                                  80,774
-----------------------------------------------------------
Trustees' fees                                        8,728
-----------------------------------------------------------
Professional fees                                    38,277
-----------------------------------------------------------
Other                                                66,344
===========================================================
    Total expenses                                  687,840
===========================================================
Less: Fees waived and expenses reimbursed          (217,399)
-----------------------------------------------------------
    Expenses paid indirectly                           (382)
===========================================================
    Net expenses                                    470,059
===========================================================
Net investment income (loss)                       (159,922)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (3,676,712)
-----------------------------------------------------------
  Foreign currencies                                 35,539
===========================================================
                                                 (3,641,173)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           2,006,670
-----------------------------------------------------------
  Foreign currencies                                 (2,449)
===========================================================
                                                  2,004,221
===========================================================
Net gain (loss) from investment securities and
  foreign currencies                             (1,636,952)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(1,796,874)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                 2002           2001
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (159,922)   $   (93,543)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (3,641,173)    (3,815,727)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           2,004,221        697,690
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (1,796,874)    (3,211,580)
========================================================================================
Share transactions-net:
  Class A                                                       7,577,888        647,205
----------------------------------------------------------------------------------------
  Class B                                                       4,168,394        168,698
----------------------------------------------------------------------------------------
  Class C                                                       1,002,947        256,409
========================================================================================
    Net increase (decrease) in net assets                      10,952,355     (2,139,268)
========================================================================================

NET ASSETS:

  Beginning of year                                            10,390,044     12,529,312
========================================================================================
  End of year                                                 $21,342,399    $10,390,044
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $26,544,735    $13,916,138
----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (12,828)        (9,077)
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (8,130,363)    (4,453,651)
----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          2,940,855        936,634
========================================================================================
                                                              $21,342,399    $10,390,044
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increase in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $197,592 and reimbursed expenses of $19,807.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $45,320 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $44,228, $64,501 and $17,125, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $6,559 in front-end sales commissions from the sale of Class A shares and $576, $0 and $994 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $360 and reductions in custodian fees of $22 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $382.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended December 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments          $ 2,866,942
-----------------------------------------------------------
Temporary book/tax differences                      (12,828)
-----------------------------------------------------------
Capital loss carryforward                        (7,666,042)
-----------------------------------------------------------
Post-October capital loss deferral                 (390,408)
-----------------------------------------------------------
Shares of beneficial interest                    26,544,735
===========================================================
                                                $21,342,399
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $1,090.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax difference is the result of trustee deferral of compensation.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                              $  220,935
----------------------------------------------------------
December 31, 2009                               3,926,995
----------------------------------------------------------
December 31, 2010                               3,518,112
==========================================================
                                               $7,666,042
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $35,547,089 and $23,062,535, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $3,487,293
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (621,441)
===========================================================
Net unrealized appreciation of investment
  securities                                     $2,865,852
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $18,568,939.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses, foreign currency transactions, and other items, on December 31, 2002, undistributed net investment income was increased by $156,171, undistributed net realized gains decreased by $35,539 and shares of beneficial interest decreased by $120,632. This reclassification had no effect on the net assets of the Fund.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,539,416    $ 27,415,985     1,443,910    $ 10,877,574
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,525,491      11,870,378        87,474         690,405
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        742,433       5,614,529       275,312       2,057,628
======================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                         27,392         208,822            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (27,627)       (208,822)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (2,690,785)    (20,046,919)   (1,413,403)    (10,230,369)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,041,846)     (7,493,162)      (72,117)       (521,707)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (612,283)     (4,611,582)     (239,549)     (1,801,219)
======================================================================================================================
                                                               1,462,191    $ 12,749,229        81,627    $  1,072,312
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.19       $  9.17            $10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.04)(a)     (0.05)(a)         (0.04)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.22         (1.93)            (0.74)
==========================================================================================================
    Total from investment operations                             0.18         (1.98)            (0.78)
==========================================================================================================
Less dividends from net investment income                          --            --             (0.05)
==========================================================================================================
Net asset value, end of period                                $  7.37       $  7.19            $ 9.17
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                  2.50%       (21.59)%           (7.84)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $13,597       $ 6,969            $8,606
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.01%(c)      2.01%             2.07%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                            3.05%(c)      4.65%             6.28%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (0.51)%(c)    (0.61)%           (1.28)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           119%          152%               25%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $12,636,585.
(d)  Annualized.

                                                                                CLASS B
                                                              -------------------------------------------
                                                                                         AUGUST 31, 2000
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              --------------------         DECEMBER 31,
                                                               2002         2001               2000
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 7.15       $  9.17            $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.09)(a)     (0.10)(a)         (0.06)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.21         (1.92)            (0.74)
=========================================================================================================
    Total from investment operations                            0.12         (2.02)            (0.80)
=========================================================================================================
Less dividends from net investment income                         --            --             (0.03)
=========================================================================================================
Net asset value, end of period                                $ 7.27       $  7.15            $ 9.17
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 1.68%       (22.03)%           (7.99)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,689       $ 2,330            $2,851
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.66%(c)      2.71%             2.77%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.70%(c)      5.36%             6.98%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (1.16)%(c)    (1.31)%           (1.98)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                          119%          152%               25%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $6,450,082.
(d)  Annualized.

                                                                                CLASS C
                                                              -------------------------------------------
                                                                                         AUGUST 31, 2000
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              --------------------         DECEMBER 31,
                                                               2002         2001               2000
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 7.14       $  9.17            $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.09)(a)     (0.10)(a)         (0.06)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.22         (1.93)            (0.74)
=========================================================================================================
    Total from investment operations                            0.13         (2.03)            (0.80)
=========================================================================================================
Less dividends from net investment income                         --            --             (0.03)
=========================================================================================================
Net asset value, end of period                                $ 7.27       $  7.14            $ 9.17
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 1.82%       (22.14)%           (7.99)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,057       $ 1,091            $1,073
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.66%(c)      2.71%             2.77%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.70%(c)      5.36%             6.98%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (1.16)%(c)    (1.31)%           (1.98)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                          119%          152%               25%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,712,492.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Global Utilities Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Utilities Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC STOCKS-70.75%

DIVERSIFIED METALS & MINING-1.24%

Peabody Energy Corp.                               66,700   $  1,949,641
========================================================================

ELECTRIC UTILITIES-43.08%

American Electric Power Co., Inc.                  63,600      1,738,188
------------------------------------------------------------------------
CenterPoint Energy, Inc.                          205,000      1,742,500
------------------------------------------------------------------------
Cinergy Corp.                                      47,000      1,584,840
------------------------------------------------------------------------
CMS Energy Corp.                                  178,000      1,680,320
------------------------------------------------------------------------
Consolidated Edison, Inc.                          65,000      2,783,300
------------------------------------------------------------------------
Constellation Energy Group, Inc.                   86,500      2,406,430
------------------------------------------------------------------------
Dominion Resources, Inc.                           28,000      1,537,200
------------------------------------------------------------------------
DTE Energy Co.                                    143,000      6,635,200
------------------------------------------------------------------------
Edison International(a)                            55,500        657,675
------------------------------------------------------------------------
Entergy Corp.                                      62,000      2,826,580
------------------------------------------------------------------------
Exelon Corp.                                       34,500      1,820,565
------------------------------------------------------------------------
FirstEnergy Corp.                                  90,000      2,967,300
------------------------------------------------------------------------
FPL Group, Inc.                                   132,000      7,937,160
------------------------------------------------------------------------
Northeast Utilities                               134,000      2,032,780
------------------------------------------------------------------------
OGE Energy Corp.                                  106,000      1,865,600
------------------------------------------------------------------------
PG&E Corp.(a)                                      77,000      1,070,300
------------------------------------------------------------------------
Pinnacle West Capital Corp.                       228,600      7,792,974
------------------------------------------------------------------------
PPL Corp.                                          75,000      2,601,000
------------------------------------------------------------------------
Progress Energy, Inc.                              36,500      1,582,275
------------------------------------------------------------------------
Public Service Enterprise Group Inc.               63,600      2,041,560
------------------------------------------------------------------------
Puget Energy, Inc.                                 96,000      2,116,800
------------------------------------------------------------------------
Southern Co. (The)                                209,700      5,953,383
------------------------------------------------------------------------
TXU Corp.                                          86,500      1,615,820
------------------------------------------------------------------------
Wisconsin Energy Corp.                             62,500      1,575,000
------------------------------------------------------------------------
Xcel Energy, Inc.                                 101,650      1,118,150
========================================================================
                                                              67,682,900
========================================================================

GAS UTILITIES-9.48%

KeySpan Corp.                                      55,000      1,938,200
------------------------------------------------------------------------
Kinder Morgan, Inc.                                37,200      1,572,444
------------------------------------------------------------------------
NiSource Inc.                                     290,000      5,800,000
------------------------------------------------------------------------
Peoples Energy Corp.                               44,000      1,700,600
------------------------------------------------------------------------
Sempra Energy                                     164,000      3,878,600
========================================================================
                                                              14,889,844
========================================================================

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.                               70,800      1,723,980
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-7.23%

BellSouth Corp.                                   154,100      3,986,567
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

SBC Communications Inc.                            88,000   $  2,385,680
------------------------------------------------------------------------
Verizon Communications Inc.                       128,662      4,985,653
========================================================================
                                                              11,357,900
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-8.62%

Aquila, Inc.(a)                                   221,510        392,073
------------------------------------------------------------------------
Duke Energy Corp.                                 129,634      2,533,048
------------------------------------------------------------------------
Energy East Corp.                                 306,200      6,763,958
------------------------------------------------------------------------
Equitable Resources, Inc.                          22,100        774,384
------------------------------------------------------------------------
MDU Resources Group, Inc.                          31,000        800,110
------------------------------------------------------------------------
Mirant Corp.(a)                                   211,114        399,005
------------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.          34,300        569,380
------------------------------------------------------------------------
ONEOK, Inc.                                        41,000        787,200
------------------------------------------------------------------------
Reliant Resources, Inc.(a)                        161,663        517,322
========================================================================
                                                              13,536,480
========================================================================
    Total Domestic Stocks (Cost $125,475,755)                111,140,745
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-17.92%

BRAZIL-0.74%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                            415,000      1,166,150
========================================================================

FRANCE-2.20%

Suez S.A. (Multi-Utilities & Unregulated
  Power)                                          142,750      2,478,549
========================================================================
Total Fina Elf S.A. (Integrated Oil & Gas)          6,800        971,523
========================================================================
                                                               3,450,072
========================================================================

GERMANY-1.51%

E.ON A.G. (Electric Utilities)                     58,880      2,376,567
========================================================================

GREECE-0.79%

Public Power Corp.-GDR (Electric Utilities)
  (Acquired 12/10/01; Cost $1,008,054)(b)(c)       89,300      1,237,403
========================================================================

ITALY-3.44%

ACEA S.p.A. (Multi-Utilities & Unregulated
  Power) (Acquired 07/12/99; Cost
  $3,909,910)(b)                                  428,800      1,899,560
------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)
  (Acquired 12/03/01; Cost $621,491)(b)           247,600        844,734
------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                     526,700      2,659,465
========================================================================
                                                               5,403,759
========================================================================

SPAIN-3.44%

Endesa, S.A. (Electric Utilities)                 227,000      2,656,970
------------------------------------------------------------------------
Endesa, S.A.-ADR (Electric Utilities)              39,600        447,480
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SPAIN-(CONTINUED)

Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  255,743   $  2,290,017
========================================================================
                                                               5,394,467
========================================================================

UNITED KINGDOM-5.80%

Kelda Group PLC (Water Utilities)                 538,407      3,679,376
------------------------------------------------------------------------
National Grid Transco PLC (Multi-Utilities &
  Unregulated Power)                              202,526      1,490,113
------------------------------------------------------------------------
United Utilities PLC (Multi-Utilities &
  Unregulated Power)                              151,936      1,528,069
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   1,034,218      1,887,765
------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                      29,200        529,104
========================================================================
                                                               9,114,427
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $36,539,270)                            28,142,845
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-5.46%

BROADCASTING & CABLE TV-0.65%

TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                              $1,000,000      1,024,020
========================================================================

COMPUTER HARDWARE-0.16%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Sub. Gtd. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $4,556,330)(b)(c)(d)                          4,866,000        257,898
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.42%

AT&T Broadband Corp., Unsec. Gtd. Notes,
  8.38%, 03/15/13                               1,961,000      2,226,696
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-3.23%

National Grid Co. PLC (United Kingdom), Conv.
  Bonds, 4.25%, 02/17/08 (Acquired 02/05/98;
  Cost $4,574,700)(b)(e)                  GBP   2,760,000   $  5,073,181
========================================================================
    Total Bonds & Notes (Cost $12,105,548)                     8,581,795
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-6.00%

STIC Liquid Assets Portfolio(f)                 4,714,847      4,714,847
------------------------------------------------------------------------
STIC Prime Portfolio(f)                         4,714,847      4,714,847
========================================================================
    Total Money Market Funds (Cost
      $9,429,694)                                              9,429,694
========================================================================
TOTAL INVESTMENTS-100.13% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost $183,550,267)                 157,295,079
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-25.08%

STIC Liquid Assets Portfolio(f)(g)             19,697,198     19,697,198
------------------------------------------------------------------------
STIC Prime Portfolio(f)(g)                     19,697,197     19,697,197
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $39,394,395)                                      39,394,395
========================================================================
TOTAL INVESTMENTS-125.21% (Cost $222,944,662)                196,689,474
========================================================================
OTHER ASSETS LESS LIABILITIES-(25.21%)                       (39,605,855)
========================================================================
NET ASSETS-100.00%                                          $157,083,619
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 12/31/02 was $9,312,776, which represented 5.93% of the Fund's net assets. The Fund has no rights to demand registration of these securities. Of these securities, 3.39% of the Fund's net assets are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $222,944,662)*                               $196,689,474
-----------------------------------------------------------
Foreign currencies, at value (cost $432,129)        447,757
-----------------------------------------------------------
Receivables for:
  Investments sold                                9,704,733
-----------------------------------------------------------
  Fund shares sold                                  120,592
-----------------------------------------------------------
  Dividends and interest                            494,249
-----------------------------------------------------------
Investment for deferred compensation plan            40,330
-----------------------------------------------------------
Other assets                                         19,460
===========================================================
    Total assets                                207,516,595
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          10,021,194
-----------------------------------------------------------
  Fund shares reacquired                            653,520
-----------------------------------------------------------
  Deferred compensation plan                         40,330
-----------------------------------------------------------
  Collateral upon return of securities loaned    39,394,395
-----------------------------------------------------------
Accrued distribution fees                           134,145
-----------------------------------------------------------
Accrued transfer agent fees                          79,851
-----------------------------------------------------------
Accrued operating expenses                          109,541
===========================================================
    Total liabilities                            50,432,976
===========================================================
Net assets applicable to shares outstanding    $157,083,619
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $106,962,173
___________________________________________________________
===========================================================
Class B                                        $ 44,071,470
___________________________________________________________
===========================================================
Class C                                        $  6,049,976
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           9,534,470
___________________________________________________________
===========================================================
Class B                                           3,936,899
___________________________________________________________
===========================================================
Class C                                             540,662
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.22
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.22 divided
      by 94.50%)                               $      11.87
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.19
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.19
___________________________________________________________
===========================================================

* At December 31, 2002, securities with an aggregate market value of $38,567,596 were on loan to brokers.
STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $119,530)                                 $  7,232,247
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                             193,866
-----------------------------------------------------------
Interest                                            891,292
-----------------------------------------------------------
Security lending income                             200,312
===========================================================
    Total investment income                       8,517,717
===========================================================

EXPENSES:

Advisory fees                                     1,212,142
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       67,162
-----------------------------------------------------------
Distribution fees -- Class A                        329,368
-----------------------------------------------------------
Distribution fees -- Class B                        623,671
-----------------------------------------------------------
Distribution fees -- Class C                         83,143
-----------------------------------------------------------
Transfer agent fees                                 680,690
-----------------------------------------------------------
Trustees' fees                                        9,731
-----------------------------------------------------------
Other                                               172,417
===========================================================
    Total expenses                                3,228,324
===========================================================
Less: Fees waived                                   (10,747)
-----------------------------------------------------------
    Expenses paid indirectly                         (4,867)
===========================================================
    Net expenses                                  3,212,710
===========================================================
Net investment income                             5,305,007
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (40,821,250)
-----------------------------------------------------------
  Foreign currencies                                 89,267
-----------------------------------------------------------
  Option contracts written                          519,873
===========================================================
                                                (40,212,110)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (29,868,477)
-----------------------------------------------------------
  Foreign currencies                                 22,669
===========================================================
                                                (29,845,808)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts       (70,057,918)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(64,752,911)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   5,305,007    $   4,578,201
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (40,212,110)     (26,958,931)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (29,845,808)    (100,097,424)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (64,752,911)    (122,478,154)
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (3,815,987)      (3,297,866)
--------------------------------------------------------------------------------------------
  Class B                                                        (1,247,649)        (987,904)
--------------------------------------------------------------------------------------------
  Class C                                                          (170,081)        (115,036)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                --       (1,890,557)
--------------------------------------------------------------------------------------------
  Class B                                                                --       (1,101,351)
--------------------------------------------------------------------------------------------
  Class C                                                                --         (130,115)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (18,909,941)     (18,046,172)
--------------------------------------------------------------------------------------------
  Class B                                                       (29,029,595)     (19,327,801)
--------------------------------------------------------------------------------------------
  Class C                                                        (2,715,781)        (646,339)
============================================================================================
    Net increase (decrease) in net assets                      (120,641,945)    (168,021,295)
============================================================================================

NET ASSETS:

  Beginning of year                                             277,725,564      445,746,859
============================================================================================
  End of year                                                 $ 157,083,619    $ 277,725,564
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 251,890,975    $ 295,785,459
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                73,943          116,903
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (68,649,680)     (26,875,713)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (26,231,619)       8,698,915
============================================================================================
                                                              $ 157,083,619    $ 277,725,564
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve a high total return. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. Effective September 23, 2002, AIM has voluntarily agreed to waive advisory fees in the amount of 0.02% of average net assets for one year. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $10,747.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $389,672 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $329,368, $623,671 and $83,143, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $22,958 in front-end sale commissions from the sale of Class A shares and $505, $996 and $3,535 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $3,055 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.
NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,280 and reductions in custodian fees of $1,587 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,867.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $38,567,596 were on loan to brokers. The loans were secured by cash collateral of $39,394,395 received by the Fund and subsequently invested in affiliated money market funds as follows: $19,697,198 in STIC Liquid Assets Portfolio and $19,697,197 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $200,312 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                        --      $      --
----------------------------------------------------------
Written                              11,892        752,624
----------------------------------------------------------
Closed                                 (544)       (39,798)
----------------------------------------------------------
Exercised                            (2,545)      (492,043)
----------------------------------------------------------
Expired                              (8,803)      (220,783)
==========================================================
End of year                              --      $      --
__________________________________________________________
==========================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                         2002          2001
--------------------------------------------------------------
Distributions paid from:
Ordinary income                       $5,233,717    $4,851,946
--------------------------------------------------------------
Long-term capital gain                        --     2,670,883
==============================================================
                                      $5,233,717    $7,522,829
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                  $    159,538
-----------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                 (26,690,805)
-----------------------------------------------------------
Temporary book/tax differences                      (64,050)
-----------------------------------------------------------
Capital loss carryforward                       (68,212,039)
-----------------------------------------------------------
Shares of beneficial interest                   251,890,975
===========================================================
                                               $157,083,619
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $23,569.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

The Fund's capital loss carryforward expires as follows:

                                          CAPITAL LOSS
EXPIRATION                                CARRYFORWARD
------------------------------------------------------
December 31, 2009                         $18,490,169
------------------------------------------------------
December 31, 2010                          49,721,870
======================================================
                                          $68,212,039
______________________________________________________
======================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $105,168,075 and $140,596,552, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 16,661,262
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (43,375,636)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(26,714,374)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $223,403,848.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, premium amortization, and the merger transaction on December 31, 2002, undistributed net investment income was decreased by $114,250, undistributed net realized gains (losses) decreased by $1,561,857 and shares of beneficial interest increased by $1,676,107. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        949,587    $ 12,605,008     1,794,576    $ 34,716,035
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        398,925       5,334,927       859,987      17,105,311
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        613,148       9,024,735       226,533       4,463,280
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        280,719       3,433,259       283,142       4,686,155
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         91,166       1,110,123       111,990       1,793,582
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         12,269         149,446        12,912         207,366
======================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                        609,422       6,380,412            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        448,140       4,682,205            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         15,466         161,591            --              --
======================================================================================================================
Conversion of Class B shares to Class A shares:**
  Class A                                                        950,791      12,830,006            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (953,214)    (12,830,006)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (4,216,515)    (54,158,626)   (3,018,253)    (57,448,362)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,113,600)    (27,326,844)   (2,091,008)    (38,226,694)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (849,183)    (12,051,553)     (282,906)     (5,316,985)
======================================================================================================================
                                                              (3,762,879)   $(50,655,317)   (2,103,027)   $(38,020,312)
______________________________________________________________________________________________________________________
======================================================================================================================

 * As of the close of business on September 20, 2002, the Fund acquired all the net assets of AIM Global Infrastructure Fund pursuant to a plan of reorganization approved by AIM Global Infrastructure Fund shareholders on September 4, 2002. The acquisition was accomplished by a tax-free exchange of 1,073,028 shares of the Fund for 2,195,890 shares of AIM Global Infrastructure Fund outstanding as of the close of business on September 20, 2002. AIM Global Infrastructure Fund's net assets at that date of $11,224,208 including $(5,084,726) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $144,339,163.
** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                            CLASS A
                                                              -------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                2002          2001             2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.64      $  22.45         $  26.08      $  21.01      $  19.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.37(a)       0.29(a)(b)       0.33(a)       0.38(a)       0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.40)        (6.63)           (1.00)         6.60          2.53
=================================================================================================================================
    Total from investment operations                             (4.03)        (6.34)           (0.67)         6.98          3.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.39)        (0.29)           (0.28)        (0.35)        (0.46)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.18)           (2.68)        (1.56)        (0.80)
=================================================================================================================================
    Total distributions                                          (0.39)        (0.47)           (2.96)        (1.91)        (1.26)
=================================================================================================================================
Net asset value, end of period                                $  11.22      $  15.64         $  22.45      $  26.08      $  21.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 (25.96)%      (28.33)%          (2.54)%       34.15%        16.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $106,962      $171,432         $267,200      $238,432      $196,665
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.33%(d)      1.12%            1.03%         1.10%         1.06%
=================================================================================================================================
Ratio of net investment income to average net assets              2.88%(d)      1.53%(b)         1.23%         1.69%         2.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             54%           19%              52%           37%           38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.57%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $131,746,999.


                                                                                           CLASS B
                                                              -----------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                               2002         2001             2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.60      $ 22.38         $  26.03      $  20.98      $  19.24
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28(a)      0.15(a)(b)       0.13(a)       0.21(a)       0.33
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.41)       (6.60)           (1.01)         6.59          2.53
===============================================================================================================================
    Total from investment operations                            (4.13)       (6.45)           (0.88)         6.80          2.86
===============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.28)       (0.15)           (0.09)        (0.19)        (0.32)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.18)           (2.68)        (1.56)        (0.80)
===============================================================================================================================
    Total distributions                                         (0.28)       (0.33)           (2.77)        (1.75)        (1.12)
===============================================================================================================================
Net asset value, end of period                                $ 11.19      $ 15.60         $  22.38      $  26.03      $  20.98
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                (26.56)%     (28.87)%          (3.28)%       33.16%        15.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,071      $94,615         $160,820      $142,632      $111,866
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                          2.08%(d)     1.88%            1.80%         1.84%         1.81%
===============================================================================================================================
Ratio of net investment income to average net assets             2.13%(d)     0.78%(b)         0.46%         0.95%         1.64%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            54%          19%              52%           37%           38%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $62,367,097.


                                                                                        CLASS C
                                                              ------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2002         2001            2000         1999        1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.59      $ 22.37         $ 26.02      $20.97      $19.24
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28(a)      0.15(a)(b)      0.13(a)     0.21(a)     0.33
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.40)       (6.60)          (1.01)       6.59        2.52
==========================================================================================================================
    Total from investment operations                            (4.12)       (6.45)          (0.88)       6.80        2.85
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.28)       (0.15)          (0.09)      (0.19)      (0.32)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.18)          (2.68)      (1.56)      (0.80)
==========================================================================================================================
    Total distributions                                         (0.28)       (0.33)          (2.77)      (1.75)      (1.12)
==========================================================================================================================
Net asset value, end of period                                $ 11.19      $ 15.59         $ 22.37      $26.02      $20.97
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                (26.52)%     (28.88)%         (3.28)%     33.18%      15.09%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 6,050      $11,679         $17,727      $6,702      $2,994
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          2.08%(d)     1.88%           1.80%       1.84%       1.81%
==========================================================================================================================
Ratio of net investment income to average net assets             2.13%(d)     0.78%(b)        0.46%       0.95%       1.64%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            54%          19%             52%         37%         38%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $8,314,308.

]
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM International Emerging Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM International Emerging Growth Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-92.13%

AUSTRALIA-3.31%

Cochlear Ltd. (Health Care Equipment)            4,700    $   102,806
---------------------------------------------------------------------
Foodland Associated Ltd. (Food Retail)          16,849        167,823
---------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)                                   50,800        101,483
---------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                   48,400        172,464
=====================================================================
                                                              544,576
=====================================================================

BELGIUM-1.32%

Mobistar S.A. (Wireless Telecommunication
  Services)(a)                                   9,100        216,751
=====================================================================

CANADA-19.92%

AKITA Drilling Ltd.-Class A (Oil & Gas
  Drilling)                                     22,600        301,151
---------------------------------------------------------------------
Alimentation Couche-Tard Inc.-Class B (Food
  Retail)(a)                                    11,800        100,572
---------------------------------------------------------------------
BMTC Group, Inc.-Class A (Specialty Stores)     26,000        237,311
---------------------------------------------------------------------
CCL Industries Inc.-Class B (Metal & Glass
  Containers)                                   18,900        233,936
---------------------------------------------------------------------
CoolBrands International, Inc.
  (Restaurants)(a)                              41,800        142,506
---------------------------------------------------------------------
DataMirror Corp. (Application Software)(a)      24,500        159,728
---------------------------------------------------------------------
Dorel Industries Inc.-Class B (Home
  Furnishings)(a)                                4,200         96,171
---------------------------------------------------------------------
Fortis, Inc. (Electric Utilities)                2,500         83,482
---------------------------------------------------------------------
Forzani Group Ltd. (The)-Class A (Specialty
  Stores)(a)                                    15,900        205,399
---------------------------------------------------------------------
Gennum Corp. (Electronic Equipment &
  Instruments)                                  14,300        107,782
---------------------------------------------------------------------
Home Capital Group Inc.-Class B (Banks)         23,300        214,890
---------------------------------------------------------------------
IPL Inc.-Class A (Metal & Glass Containers)      7,500        114,442
---------------------------------------------------------------------
La Senza Corp. (Apparel Retail)                 27,200        173,006
---------------------------------------------------------------------
Leon's Furniture Ltd. (Specialty Stores)         6,000        116,397
---------------------------------------------------------------------
MAAX Inc. (Building Products)                    8,300         88,955
---------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products)(a)           10,100        150,967
---------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products) (Acquired
  05/02/02; Cost $59,464)(a)(b)                  6,400         95,662
---------------------------------------------------------------------
Richelieu Hardware Ltd. (Distributors)          27,600        256,303
---------------------------------------------------------------------
Ritchie Bros. Auctioneers Inc. (Diversified
  Commercial Services)(a)                        3,900        126,165
---------------------------------------------------------------------
RONA Inc. (Specialty Stores) (Acquired
  10/28/02; Cost $120,582)(a)(b)                14,000        120,659
---------------------------------------------------------------------
Shermag Inc. (Home Furnishings)(a)              21,000        156,278
=====================================================================
                                                            3,281,762
=====================================================================

CHINA-2.91%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                     530,000        178,400
---------------------------------------------------------------------
BYD Co. Ltd.-Class H (Electrical Components &
  Equipment) (Acquired 07/26/02; Cost
  $75,866)(a)(b)                                53,500        107,707
---------------------------------------------------------------------
People's Food Holdings Ltd. (Packaged Foods &
  Meats)                                       126,000         53,753
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

CHINA-(CONTINUED)

Tsingtao Brewery Co. Ltd.-Class H (Brewers)    276,000    $   138,911
=====================================================================
                                                              478,771
=====================================================================

CZECH REPUBLIC-0.50%

Komercni Banka A.S. (Banks)                      1,200         82,947
=====================================================================

FINLAND-0.71%

Instrumentarium Corp.-Class B (Health Care
  Equipment)                                     2,900        116,230
=====================================================================

FRANCE-1.77%

Buffalo Grill S.A. (Restaurants)(c)             12,550         13,833
---------------------------------------------------------------------
Camaieu (Apparel Retail)                         5,000        188,955
---------------------------------------------------------------------
SEB S.A. (Household Appliances)                  1,000         88,809
=====================================================================
                                                              291,597
=====================================================================

GERMANY-4.03%

Puma A.G. Rudolf Dassler Sport (Footwear)        7,430        507,211
---------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)        3,900        156,801
=====================================================================
                                                              664,012
=====================================================================

HONG KONG-4.45%

ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                    77,000        148,105
---------------------------------------------------------------------
Convenience Retail Asia Ltd. (Food Retail)
  (Acquired 01/15/01-05/07/02; Cost
  $47,615)(a)(b)                               210,000         52,510
---------------------------------------------------------------------
Fountain Set (Holdings) Ltd. (Textiles)        294,000        162,108
---------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
  Appliances) (Acquired 04/24/02-07/29/02;
  Cost $94,166)(b)                             116,000        110,072
---------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)               94,000         69,911
---------------------------------------------------------------------
Tingyi (Cayman Islands) Holding Corp.
  (Packaged Foods & Meats)                     548,000        142,297
---------------------------------------------------------------------
Wah Sang Gas Holdings Ltd. (Gas Utilities)     500,000         48,086
=====================================================================
                                                              733,089
=====================================================================

INDIA-3.20%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                              5,400        104,382
---------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Banks)                       9,800        131,908
---------------------------------------------------------------------
Hero Honda Motors Ltd. (Motorcycle
  Manufacturers)                                16,300         92,259
---------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)     16,000        197,956
=====================================================================
                                                              526,505
=====================================================================

IRELAND-11.38%

Anglo Irish Bank Corp. PLC (Banks)              70,600        502,482
---------------------------------------------------------------------
First Active PLC (Consumer Finance)             26,400        149,652
---------------------------------------------------------------------
Fyffes PLC (Food Distributors)                 180,800        250,529
---------------------------------------------------------------------


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
IRELAND-(CONTINUED)

Grafton Group PLC-Units (Trading Companies &
  Distributors)(d)                              75,100    $   275,927
---------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)          19,200        151,164
---------------------------------------------------------------------
ICON PLC-ADR (Health Care Distributors &
  Services)(a)                                   6,500        174,915
---------------------------------------------------------------------
Jurys Doyle Hotel Group PLC (Hotels, Resorts
  & Cruise Lines)                               18,300        135,433
---------------------------------------------------------------------
Paddy Power PLC (Casinos & Gambling)            44,600        234,094
=====================================================================
                                                            1,874,196
=====================================================================

ISRAEL-0.76%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                           3,320        124,832
=====================================================================

ITALY-7.92%

Davide Campari-Milano S.p.A. (Distillers &
  Vintners)(a)                                   3,700        115,629
---------------------------------------------------------------------
De'Longhi S.p.A. (Consumer Electronics)         38,400        171,319
---------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                   42,900        451,243
---------------------------------------------------------------------
Permasteelisa S.p.A. (Building Products)        13,200        207,712
---------------------------------------------------------------------
Saeco International Group S.p.A. (Household
  Appliances)(a)                                97,200        359,166
=====================================================================
                                                            1,305,069
=====================================================================

JAPAN-0.47%

Alps Electric Co., Ltd. (Electronic Equipment
  & Instruments)(a)                              7,000         77,205
=====================================================================

NETHERLANDS-4.73%

Heijmans N.V.-Dutch Ctfs. (Construction &
  Engineering)                                  10,700        187,580
---------------------------------------------------------------------
James Hardie Industries N.V. (Construction
  Materials)                                    50,900        195,082
---------------------------------------------------------------------
Sligro Food Group N.V. (Food Distributors)       6,100        256,139
---------------------------------------------------------------------
Volker Wessels Stevin N.V.-Dutch Ctfs.
  (Construction & Engineering)(a)                7,000        141,160
=====================================================================
                                                              779,961
=====================================================================

NORWAY-1.69%

Aktiv Kapital A.S.A. (Diversified Financial
  Services)                                     37,475        227,102
---------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)                       6,500         51,114
=====================================================================
                                                              278,216
=====================================================================

SINGAPORE-2.02%

Informatics Holdings Ltd. (Diversified
  Commercial Services)                         175,000        116,021
---------------------------------------------------------------------
Keppel Corp. Ltd. (Multi-Sector Holdings)       61,000        130,116
---------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports &
  Services)                                     95,000         85,985
=====================================================================
                                                              332,122
=====================================================================

SOUTH KOREA-0.98%

CJ Corp. (Packaged Foods & Meats)                2,710        104,648
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

SOUTH KOREA-(CONTINUED)

Kook Soon Dang Brewery Co., Ltd. (Brewers)       2,500    $    56,385
=====================================================================
                                                              161,033
=====================================================================

SPAIN-2.12%

Compania de Distribucion Integral Logista,
  S.A. (Publishing)                              8,400        181,120
---------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)                                    10,300         83,580
---------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired 06/25/02;
  Cost $88,343)(a)(b)                           14,000         85,240
=====================================================================
                                                              349,940
=====================================================================

SWEDEN-4.84%

Biacore International A.B. (Health Care
  Equipment)(a)                                  7,100        150,450
---------------------------------------------------------------------
Clas Ohlson A.B.-Class B (Specialty Stores)      4,900        122,736
---------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                 20,500        207,755
---------------------------------------------------------------------
Sectra A.B.-Class B (Electronic Equipment &
  Instruments)                                  27,000        148,008
---------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                    21,400        168,818
=====================================================================
                                                              797,767
=====================================================================

SWITZERLAND-0.53%

Centerpulse A.G. (Health Care Equipment)
  (Acquired 12/11/02-12/12/02; Cost
  $82,415)(a)(b)                                   500         87,199
=====================================================================

TAIWAN-0.98%

Nien Made Enterprise Co., Ltd. (Consumer
  Electronics)(a)                               79,380        161,509
=====================================================================

UNITED KINGDOM-11.59%

Cattles PLC (Consumer Finance)                  62,200        289,725
---------------------------------------------------------------------
Chloride Group PLC (Electrical Components &
  Equipment)                                   115,000         58,386
---------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)          27,900        240,128
---------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                9,100         83,499
---------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)             9,600         77,209
---------------------------------------------------------------------
ICAP PLC (Diversified Financial Services)        5,400         87,035
---------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                      18,200        197,123
---------------------------------------------------------------------
Johnston Press PLC (Publishing)                 16,000         94,642
---------------------------------------------------------------------
lastminute.com PLC (Internet Software &
  Services)(a)                                  69,500        114,638
---------------------------------------------------------------------
Majestic Wine PLC (Brewers)                     14,300        115,962
---------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                      5,150         73,626
---------------------------------------------------------------------
RPS Group PLC (Environmental Services)          55,000         97,954
---------------------------------------------------------------------
Taylor & Francis Group PLC (Publishing)         21,700        155,639
---------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)                                      30,800        222,828
=====================================================================
                                                            1,908,394
=====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $14,022,639)                         15,173,683
=====================================================================


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

MONEY MARKET FUNDS-7.79%

STIC Liquid Assets Portfolio(e)                641,539    $   641,539
---------------------------------------------------------------------
STIC Prime Portfolio(e)                        641,539        641,539
=====================================================================
    Total Money Market Funds (Cost
      $1,283,078)                                           1,283,078
=====================================================================
TOTAL INVESTMENTS-99.92% (Cost $15,305,717)                16,456,761
=====================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                            13,414
=====================================================================
NET ASSETS-100.00%                                        $16,470,175
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs. - Certificates

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $659,049, which represented 4.00% of the Fund's net assets. Of these securities, 0.58% of the Fund's net assets are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Each unit represents one ordinary share, one ordinary C share, and nine redeemable shares.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002


ASSETS:

Investments, at market value (cost
  $15,305,717)                                  $16,456,761
-----------------------------------------------------------
Foreign currencies, at value (cost $901)                648
-----------------------------------------------------------
Receivables for:
  Investments sold                                   56,023
-----------------------------------------------------------
  Fund shares sold                                   45,497
-----------------------------------------------------------
  Dividends                                          20,652
-----------------------------------------------------------
  Amount due from advisor                            22,205
-----------------------------------------------------------
Investment for deferred compensation plan             9,738
-----------------------------------------------------------
Other assets                                         14,961
===========================================================
    Total assets                                 16,626,485
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             86,264
-----------------------------------------------------------
  Deferred compensation plan                          9,738
-----------------------------------------------------------
Accrued distribution fees                            19,351
-----------------------------------------------------------
Accrued transfer agent fees                          14,957
-----------------------------------------------------------
Accrued operating expenses                           26,000
===========================================================
    Total liabilities                               156,310
===========================================================
Net assets applicable to shares outstanding     $16,470,175
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 9,702,623
___________________________________________________________
===========================================================
Class B                                         $ 3,918,465
___________________________________________________________
===========================================================
Class C                                         $ 2,849,087
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           1,404,057
___________________________________________________________
===========================================================
Class B                                             572,859
___________________________________________________________
===========================================================
Class C                                             416,859
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      6.91
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.91 divided by
      94.50%)                                   $      7.31
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $      6.84
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $      6.83
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $19,499)                                      $   178,077
-----------------------------------------------------------
Dividends from affiliated money market funds         14,053
-----------------------------------------------------------
Interest                                                257
===========================================================
    Total investment income                         192,387
===========================================================

EXPENSES:

Advisory fees                                       157,455
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       71,232
-----------------------------------------------------------
Distribution fees -- Class A                         35,029
-----------------------------------------------------------
Distribution fees -- Class B                         35,669
-----------------------------------------------------------
Distribution fees -- Class C                         29,990
-----------------------------------------------------------
Transfer agent fees                                  70,011
-----------------------------------------------------------
Trustees' fees                                        8,705
-----------------------------------------------------------
Registration and filing fees                         31,868
-----------------------------------------------------------
Professional fees                                    32,096
-----------------------------------------------------------
Other                                                22,486
===========================================================
    Total expenses                                  544,541
===========================================================
Less: Fees waived and expenses reimbursed          (169,440)
-----------------------------------------------------------
    Expenses paid indirectly                           (354)
===========================================================
    Net expenses                                    374,747
===========================================================
Net investment income (loss)                       (182,360)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (1,423,301)
-----------------------------------------------------------
  Foreign currencies                                (12,547)
===========================================================
                                                 (1,435,848)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (215,677)
-----------------------------------------------------------
  Foreign currencies                                   (799)
===========================================================
                                                   (216,476)
===========================================================
Net gain (loss) from investment securities
  and foreign currencies                         (1,652,324)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(1,834,684)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                 2002           2001
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (182,360)   $  (144,940)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (1,435,848)    (3,426,468)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (216,476)     2,127,186
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (1,834,684)    (1,444,222)
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --        (23,732)
----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       5,678,996        479,977
----------------------------------------------------------------------------------------
  Class B                                                       2,421,609        279,960
----------------------------------------------------------------------------------------
  Class C                                                         398,520        247,353
========================================================================================
    Net increase (decrease) in net assets                       6,664,441       (460,664)
========================================================================================

NET ASSETS:

  Beginning of year                                             9,805,734     10,266,398
========================================================================================
  End of year                                                 $16,470,175    $ 9,805,734
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $20,706,870    $12,397,467
----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (14,261)        (9,076)
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (5,373,839)    (3,950,538)
----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          1,151,405      1,367,881
========================================================================================
                                                              $16,470,175    $ 9,805,734
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Emerging Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B, and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $157,455 and reimbursed expenses of $11,985.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $35,402 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $35,029, $35,669 and $29,990, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $5,940 in front-end sales commissions from the sale of Class A shares and $482, $0 and $521 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $285 and reductions in custodian fees of $69 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $354.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

  The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                            2002      2001
------------------------------------------------------------
Distributions paid from ordinary income    $  --     $23,732
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments            1,121,390
-----------------------------------------------------------
Temporary book/tax differences                      (12,813)
-----------------------------------------------------------
Capital loss carryforward                        (5,343,824)
-----------------------------------------------------------
Post-October currency loss deferral                  (1,448)
-----------------------------------------------------------
Shares of beneficial interest                    20,706,870
===========================================================
                                                $16,470,175
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $361.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation.

The Fund's capital loss carryforward expires as follows:

                                              CAPITAL
EXPIRATION                               LOSS CARRYFORWARD
----------------------------------------------------------
December 31, 2008                           $  161,713
----------------------------------------------------------
December 31, 2009                            3,598,747
----------------------------------------------------------
December 31, 2010                            1,583,364
==========================================================
                                            $5,343,824
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $25,815,710 and $18,207,264, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $1,928,498
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (807,469)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,121,029
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $15,335,732.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating losses, and other items on December 31, 2002, undistributed net investment income was increased by $177,175, undistributed net realized gains increased by $12,547 and shares of beneficial interest decreased by $189,722. This reclassification had no effect on the net assets of the Fund.



NOTE 9--SHARE INFORMATION


Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                        2001
                                                              --------------------------    -----------------------
                                                                SHARES         AMOUNT        SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,320,793    $ 24,876,290     993,758    $ 7,031,221
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        639,639       4,859,028     109,838        803,969
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        505,667       3,617,347     515,389      3,642,409
===================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       3,265         22,694
===================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                          3,706          26,644          --             --
-------------------------------------------------------------------------------------------------------------------
  Class B                                                         (3,719)        (26,644)         --             --
===================================================================================================================
Reacquired:
  Class A                                                     (2,653,242)    (19,223,938)   (970,367)    (6,573,938)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       (348,193)     (2,410,775)    (75,401)      (524,009)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       (454,970)     (3,218,827)   (482,373)    (3,395,056)
===================================================================================================================
                                                               1,009,681    $  8,499,125      94,109    $ 1,007,290
___________________________________________________________________________________________________________________
===================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                                                                                  CLASS A
                                                                --------------------------------------------
                                                                                           AUGUST 31, 2000
                                                                YEAR ENDED DECEMBER        (DATE OPERATIONS
                                                                        31,                COMMENCED) TO
                                                                --------------------       DECEMBER 31,
                                                                 2002         2001             2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.10       $  7.97            $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)     (0.08)(a)          (0.03)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.13)        (0.76)             (2.00)
============================================================================================================
    Total from investment operations                             (0.19)        (0.84)             (2.03)
============================================================================================================
Less dividends from net investment income                           --         (0.03)                --
============================================================================================================
Net asset value, end of period                                  $ 6.91       $  7.10            $  7.97
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (2.68)%      (10.48)%           (20.30)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,703       $ 5,202            $ 5,625
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.01%(c)      2.00%(d)           2.11%(e)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.03%(c)      4.53%(d)           6.83%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.85)%(c)    (1.12)%            (1.09)%(e)
============================================================================================================
Ratio of interest expense to average net assets                   0.00%         0.02%                --
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                            118%          145%                30%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $10,008,271.
(d) Ratio of expenses to average net assets including interest expense were 2.02% and 4.55% with and without waivers and expense reimbursements, respectively.
(e)  Annualized.



                                                                                  CLASS B
                                                                --------------------------------------------

                                                                YEAR ENDED DECEMBER        AUGUST 31, 2000
                                                                        31,                (DATE OPERATIONS
                                                                --------------------       COMMENCED) TO
                                                                 2002         2001         DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.07       $  7.95            $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)(a)     (0.13)(a)          (0.05)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.12)        (0.75)             (2.00)
============================================================================================================
    Total from investment operations                             (0.23)        (0.88)             (2.05)
============================================================================================================
Net asset value, end of period                                  $ 6.84       $  7.07            $  7.95
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (3.25)%      (11.07)%           (20.50)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,918       $ 2,016            $ 1,992
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.66%(c)      2.70%(d)           2.81%(e)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.68%(c)      5.23%(d)           7.53%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.50)%(c)    (1.83)%            (1.79)%(e)
============================================================================================================
Ratio of interest expense to average net assets                   0.00%         0.02%                --
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                            118%          145%                30%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $3,566,952.
(d) Ratio of expenses to average net assets including interest expense were 2.72% and 5.25% with and without waivers and expense reimbursements, respectively.
(e)  Annualized.


                                                                                  CLASS C
                                                                --------------------------------------------
                                                                                           AUGUST 31, 2000
                                                                     YEAR ENDED            (DATE OPERATIONS
                                                                    DECEMBER 31,           COMMENCED) TO
                                                                --------------------       DECEMBER 31,
                                                                 2002         2001             2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.07       $  7.95            $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)(a)     (0.13)(a)          (0.05)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.13)        (0.75)             (2.00)
============================================================================================================
    Total from investment operations                             (0.24)        (0.88)             (2.05)
============================================================================================================
Net asset value, end of period                                  $ 6.83       $  7.07            $  7.95
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (3.39)%      (11.07)%           (20.50)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,849       $ 2,588            $ 2,649
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.66%(c)      2.70%(d)           2.81%(e)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.68%(c)      5.23%(d)           7.53%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.50)%(c)    (1.83)%            (1.79)%(e)
============================================================================================================
Ratio of interest expense to average net assets                   0.00%         0.02%                --
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                            118%          145%                30%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,998,999.
(d) Ratio of expenses to average net assets including interest expense were 2.72% and 5.25% with and without waivers and expense reimbursements, respectively.
(e)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Mid Cap Basic Value Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investment, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Mid Cap Basic Value Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/S/PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.61%

ADVERTISING-2.58%

Interpublic Group of Cos., Inc. (The)             125,120   $ 1,761,690
=======================================================================

APPAREL RETAIL-6.69%

Abercrombie & Fitch Co.-Class A(a)                 51,860     1,061,056
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          25,960       530,103
-----------------------------------------------------------------------
Gap, Inc. (The)                                   114,300     1,773,936
-----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                     70,700     1,212,505
=======================================================================
                                                              4,577,600
=======================================================================

BANKS-5.08%

Cullen/Frost Bankers, Inc.                         53,250     1,741,275
-----------------------------------------------------------------------
Zions Bancorp                                      44,020     1,732,143
=======================================================================
                                                              3,473,418
=======================================================================

BUILDING PRODUCTS-2.92%

American Standard Cos. Inc.(a)                     28,100     1,999,034
=======================================================================

CONSUMER FINANCE-0.45%

AmeriCredit Corp.(a)                               39,450       305,343
=======================================================================

DATA PROCESSING SERVICES-8.88%

BISYS Group, Inc. (The)(a)                         85,800     1,364,220
-----------------------------------------------------------------------
Ceridian Corp.(a)                                 119,230     1,719,297
-----------------------------------------------------------------------
Certegy Inc.(a)                                    59,500     1,460,725
-----------------------------------------------------------------------
DST Systems, Inc.(a)                               42,970     1,527,583
=======================================================================
                                                              6,071,825
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-3.83%

Janus Capital Group Inc.                           91,240     1,192,507
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A             72,590     1,427,845
=======================================================================
                                                              2,620,352
=======================================================================

DIVERSIFIED METALS & MINING-2.00%

Arch Coal, Inc.                                    63,530     1,371,613
=======================================================================

ELECTRIC UTILITIES-1.60%

PG&E Corp.(a)                                      78,600     1,092,540
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.14%

Rockwell Automation, Inc.                          70,700     1,464,197
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-5.65%

Amphenol Corp.-Class A(a)                          18,070       686,660
-----------------------------------------------------------------------
Cognex Corp.(a)                                    75,240     1,386,673
-----------------------------------------------------------------------
Waters Corp.(a)                                    82,400     1,794,672
=======================================================================
                                                              3,868,005
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

EMPLOYMENT SERVICES-1.65%

Robert Half International Inc.(a)                  69,880   $ 1,125,767
=======================================================================

FOOD RETAIL-1.77%

Kroger Co. (The)(a)                                78,600     1,214,370
=======================================================================

FOREST PRODUCTS-2.26%

Louisiana-Pacific Corp.(a)                        191,930     1,546,956
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.62%

IMS Health Inc.                                   111,940     1,791,040
=======================================================================

HOTELS, RESORTS & CRUISE LINES-2.18%

Starwood Hotels & Resorts Worldwide, Inc.          62,830     1,491,584
=======================================================================

HOUSEHOLD APPLIANCES-2.65%

Black & Decker Corp. (The)                         42,350     1,816,391
=======================================================================

INDUSTRIAL CONGLOMERATES-1.90%

Textron, Inc.                                      30,190     1,297,868
=======================================================================

INDUSTRIAL MACHINERY-2.72%

Kennametal Inc.                                    32,430     1,118,186
-----------------------------------------------------------------------
SPX Corp.(a)                                       19,740       739,263
=======================================================================
                                                              1,857,449
=======================================================================

IT CONSULTING & SERVICES-2.02%

Acxiom Corp.(a)                                    89,650     1,378,817
=======================================================================

LEISURE PRODUCTS-2.46%

Brunswick Corp.                                    84,770     1,683,532
=======================================================================

LIFE & HEALTH INSURANCE-3.27%

Nationwide Financial Services, Inc.-Class A        49,590     1,420,754
-----------------------------------------------------------------------
UnumProvident Corp.                                46,360       813,154
=======================================================================
                                                              2,233,908
=======================================================================

MANAGED HEALTH CARE-4.31%

Aetna Inc.                                         45,790     1,882,885
-----------------------------------------------------------------------
Anthem, Inc.(a)                                    16,930     1,064,897
=======================================================================
                                                              2,947,782
=======================================================================

MULTI-LINE INSURANCE-1.72%

American Financial Group, Inc.                     50,980     1,176,109
=======================================================================

OIL & GAS DRILLING-4.71%

Nabors Industries, Ltd. (Bermuda)(a)               41,940     1,479,224
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
OIL & GAS DRILLING-(CONTINUED)

Pride International, Inc.(a)                      116,760   $ 1,739,724
=======================================================================
                                                              3,218,948
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-4.70%

Cooper Cameron Corp.(a)                            31,020     1,545,416
-----------------------------------------------------------------------
Smith International, Inc.(a)                       51,260     1,672,101
=======================================================================
                                                              3,217,517
=======================================================================

PROPERTY & CASUALTY INSURANCE-5.97%

ACE Ltd. (Cayman Islands)                          54,870     1,609,886
-----------------------------------------------------------------------
MGIC Investment Corp.                              23,600       974,680
-----------------------------------------------------------------------
Radian Group Inc.                                  40,330     1,498,260
=======================================================================
                                                              4,082,826
=======================================================================

RESTAURANTS-2.38%

Outback Steakhouse, Inc.                           47,280     1,628,323
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-2.56%

Novellus Systems, Inc.(a)                          62,350   $ 1,750,788
=======================================================================

SYSTEMS SOFTWARE-2.94%

Computer Associates International, Inc.           148,750     2,008,125
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $76,568,321)                           66,073,717
=======================================================================

MONEY MARKET FUNDS-4.80%

STIC Liquid Assets Portfolio(b)                 1,643,540     1,643,540
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                         1,643,540     1,643,540
=======================================================================
    Total Money Market Funds (Cost
      $3,287,080)                                             3,287,080
=======================================================================
TOTAL INVESTMENTS-101.41% (Cost $79,855,401)                 69,360,797
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.41%)                          (967,718)
=======================================================================
NET ASSETS-100.00%                                          $68,393,079
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $79,855,401)                                  $69,360,797
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,909,264
-----------------------------------------------------------
  Fund shares sold                                  268,732
-----------------------------------------------------------
  Dividends                                          87,352
-----------------------------------------------------------
  Amount due from advisor                            29,046
-----------------------------------------------------------
Investment for deferred compensation plan             2,865
-----------------------------------------------------------
Other assets                                         68,617
===========================================================
    Total assets                                 71,726,673
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,987,778
-----------------------------------------------------------
  Fund shares reacquired                            194,278
-----------------------------------------------------------
  Deferred compensation plan                          2,865
-----------------------------------------------------------
Accrued distribution fees                            70,990
-----------------------------------------------------------
Accrued transfer agent fees                          30,003
-----------------------------------------------------------
Accrued operating expenses                           47,680
===========================================================
    Total liabilities                             3,333,594
===========================================================
Net assets applicable to shares outstanding     $68,393,079
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $39,130,012
___________________________________________________________
===========================================================
Class B                                         $21,204,428
___________________________________________________________
===========================================================
Class C                                         $ 8,058,639
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           4,752,524
___________________________________________________________
===========================================================
Class B                                           2,591,672
___________________________________________________________
===========================================================
Class C                                             985,404
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      8.23
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.23 divided by
      94.50%)                                   $      8.71
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      8.18
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      8.18
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends                                      $    488,326
-----------------------------------------------------------
Dividends from affiliated money market funds         51,692
-----------------------------------------------------------
Interest                                              2,506
===========================================================
    Total investment income                         542,524
===========================================================

EXPENSES:

Advisory fees                                       396,344
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       35,815
-----------------------------------------------------------
Distribution fees -- Class A                        104,947
-----------------------------------------------------------
Distribution fees -- Class B                        143,425
-----------------------------------------------------------
Distribution fees -- Class C                         52,157
-----------------------------------------------------------
Transfer agent fees                                 168,377
-----------------------------------------------------------
Trustees' fees                                        8,866
-----------------------------------------------------------
Other                                               125,593
===========================================================
    Total expenses                                1,085,524
===========================================================
Less: Fees waived                                   (65,709)
-----------------------------------------------------------
    Expenses paid indirectly                           (891)
===========================================================
    Net expenses                                  1,018,924
===========================================================
Net investment income (loss)                       (476,400)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                     (7,321,869)
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities       (10,493,590)
===========================================================
Net gain (loss) from investment securities      (17,815,459)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(18,291,859)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended December 31, 2002 and the period ended December 31, 2001 (date operations commenced)

                                                                              DECEMBER 31, 2001
                                                                              (DATE OPERATIONS
                                                                  2002           COMMENCED)
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (476,400)       $    (19)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (7,321,869)             --
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (10,493,590)         (1,014)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (18,291,859)         (1,033)
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                             (478)             --
-----------------------------------------------------------------------------------------------
  Class B                                                             (253)             --
-----------------------------------------------------------------------------------------------
  Class C                                                              (97)             --
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       50,139,628         400,000
-----------------------------------------------------------------------------------------------
  Class B                                                       25,993,450         300,000
-----------------------------------------------------------------------------------------------
  Class C                                                        9,553,721         300,000
===============================================================================================
    Net increase in net assets                                  67,394,112         998,967
===============================================================================================

NET ASSETS:

  Beginning of year                                                998,967              --
===============================================================================================
  End of year                                                 $ 68,393,079        $998,967
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 86,213,322        $999,981
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (3,770)             --
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (7,321,869)             --
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (10,494,604)         (1,014)
===============================================================================================
                                                              $ 68,393,079        $998,967
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets on the next $4 billion, plus 0.70% of the Fund's average daily nest assets in excess of $5 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 1.80% which may be terminated or modified at any time. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $65,709.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $89,137 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $104,947, $143,425 and $52,157, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $41,770 in front-end sales commissions from the sale of Class A shares and $238, $0 and $3,134 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agent fees from AFS (an affiliate of AIM) of $839 and reductions in custodian fees of $52 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $891.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the year ended 2002 and 2001 was as follows:

                                            2002    2001
----------------------------------------------------------
Distributions paid from ordinary income     $828   $    --
__________________________________________________________
==========================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $(12,085,123)
-----------------------------------------------------------
Temporary book/tax differences                       (3,770)
-----------------------------------------------------------
Capital loss carryforward                        (3,285,438)
-----------------------------------------------------------
Post-October capital loss deferral               (2,445,912)
-----------------------------------------------------------
Shares of beneficial interest                    86,213,322
===========================================================
                                               $ 68,393,079
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2010                              $3,285,438
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during year ended December 31, 2002 was $101,626,261 and $18,680,037, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $    667,060
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (12,752,183)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(12,085,123)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $81,445,920.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses, non-deductible expenses and other items on December 31, 2002, undistributed net investment income was increased by $473,458 and shares of beneficial interest decreased by $473,458. This reclassification had no effect on the net assets of the Fund.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the year ended December 31, 2002 and December 31, 2001 (date operations commenced) were as follows:

                                                                         2002                       2001
                                                              --------------------------    ---------------------
                                                                SHARES         AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,822,286    $ 67,387,599    40,000     $  400,000
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      3,513,553      34,188,591    30,000        300,000
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      1,447,908      13,866,491    30,000        300,000
=================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                         54,117         479,487        --             --
-----------------------------------------------------------------------------------------------------------------
  Class B                                                        (54,301)       (479,487)       --             --
=================================================================================================================
Reacquired:
  Class A                                                     (2,163,879)    (17,727,458)       --             --
-----------------------------------------------------------------------------------------------------------------
  Class B                                                       (897,580)     (7,715,654)       --             --
-----------------------------------------------------------------------------------------------------------------
  Class C                                                       (492,504)     (4,312,770)       --             --
=================================================================================================================
                                                               8,229,600    $ 85,686,799    100,000    $1,000,000
_________________________________________________________________________________________________________________
=================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                                              -------------------------------------
                                                               YEAR ENDED         DECEMBER 31, 2001
                                                              DECEMBER 31,        (DATE OPERATIONS
                                                                  2002               COMMENCED)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.99                $ 10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)(a)               0.00
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.70)                 (0.01)
===================================================================================================
    Total from investment operations                              (1.76)                 (0.01)
===================================================================================================
Less distributions from net investment income                     (0.00)                    --
===================================================================================================
Net asset value, end of period                                  $  8.23                $  9.99
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                  (17.62)%                (0.10)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $39,130                $   400
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.80%(c)               1.80%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.93%(c)             199.49%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets       (0.70)%(c)             (0.31)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                              41%                    --
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,984,781.
(d)  Annualized.

                                                                             CLASS B
                                                              --------------------------------------
                                                               YEAR ENDED         DECEMBER 31, 2001
                                                              DECEMBER 31,         (DATE OPERATIONS
                                                                  2002                COMMENCED)
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.99                $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)               0.00
====================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.69)                 (0.01)
====================================================================================================
    Total from investment operations                              (1.81)                 (0.01)
====================================================================================================
Less distributions from net investment income                     (0.00)                    --
====================================================================================================
Net asset value, end of period                                  $  8.18                $  9.99
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                  (18.12)%                (0.10)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $21,204                $   300
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.45%(c)               2.45%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.58%(c)             200.14%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets       (1.35)%(c)             (0.96)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                              41%                    --
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,342,473.
(d)  Annualized.

                                                                             CLASS C
                                                              -------------------------------------
                                                               YEAR ENDED         DECEMBER 31, 2001
                                                              DECEMBER 31,        (DATE OPERATIONS
                                                                  2002               COMMENCED)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.99                $ 10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)               0.00
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.69)                 (0.01)
===================================================================================================
    Total from investment operations                              (1.81)                 (0.01)
===================================================================================================
Less distributions from net investment income                     (0.00)                    --
===================================================================================================
Net asset value, end of period                                  $  8.18                $  9.99
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                  (18.12)%                (0.10)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 8,059                $   300
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.45%(c)               2.45%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.58%(c)             200.14%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets       (1.35)%(c)             (0.96)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                              41%                    --
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,215,763.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM New Technology Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM New Technology Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated are in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.18%

AEROSPACE & DEFENSE-8.95%

Alliant Techsystems Inc.(a)                      15,350   $   957,072
---------------------------------------------------------------------
Engineered Support Systems, Inc.                 25,050       918,333
---------------------------------------------------------------------
InVision Technologies, Inc.(a)                   10,900       287,324
---------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)             14,200       637,722
---------------------------------------------------------------------
Rockwell Collins, Inc.                           13,600       316,336
=====================================================================
                                                            3,116,787
=====================================================================

APPLICATION SOFTWARE-6.14%

Documentum, Inc.(a)                              37,400       585,684
---------------------------------------------------------------------
Intuit Inc.(a)                                   11,900       558,348
---------------------------------------------------------------------
Mercury Interactive Corp.(a)                     26,700       791,655
---------------------------------------------------------------------
PeopleSoft, Inc.(a)                              11,000       201,300
=====================================================================
                                                            2,136,987
=====================================================================

AUTO PARTS & EQUIPMENT-1.78%

Gentex Corp.(a)                                  19,600       620,144
=====================================================================

BIOTECHNOLOGY-7.50%

Chiron Corp.(a)                                   2,100        78,960
---------------------------------------------------------------------
Enzon Pharmaceuticals, Inc.(a)                    5,800        96,976
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                         31,900     1,084,600
---------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                    15,400       510,818
---------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                       4,700       154,395
---------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(a)               8,900        70,666
---------------------------------------------------------------------
OraSure Technologies, Inc.(a)                    23,500       128,075
---------------------------------------------------------------------
PRAECIS Pharmaceuticals Inc.(a)                  72,100       234,325
---------------------------------------------------------------------
SangStat Medical Corp.(a)                        13,300       150,290
---------------------------------------------------------------------
Trimeris, Inc.(a)                                 2,400       103,416
=====================================================================
                                                            2,612,521
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.98%

CDW Computer Centers, Inc.(a)                     7,800       342,030
=====================================================================

COMPUTER HARDWARE-5.40%

Dell Computer Corp.(a)                           45,900     1,227,366
---------------------------------------------------------------------
Hewlett-Packard Co.                              15,200       263,872
---------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                        28,600       389,246
=====================================================================
                                                            1,880,484
=====================================================================

COMPUTER STORAGE & PERIPHERALS-6.10%

Imation Corp.(a)                                  9,100       319,228
---------------------------------------------------------------------
Lexmark International, Inc.(a)                    4,200       254,100
---------------------------------------------------------------------
Overland Storage, Inc.(a)                        24,000       349,944
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-(CONTINUED)

SanDisk Corp.(a)                                 25,900   $   525,770
---------------------------------------------------------------------
Storage Technology Corp.(a)                      22,800       488,376
---------------------------------------------------------------------
Western Digital Corp.(a)                         29,300       187,227
=====================================================================
                                                            2,124,645
=====================================================================

CONSUMER ELECTRONICS-0.63%

Garmin Ltd. (Cayman Islands)(a)                   4,000       117,200
---------------------------------------------------------------------
Harman International Industries, Inc.             1,700       101,150
=====================================================================
                                                              218,350
=====================================================================

DATA PROCESSING SERVICES-0.87%

eSPEED, Inc.-Class A(a)                          17,800       301,550
=====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.69%

Itron, Inc.(a)                                    5,900       113,103
---------------------------------------------------------------------
OSI Systems, Inc.(a)                             28,000       475,440
=====================================================================
                                                              588,543
=====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-6.45%

Accredo Health, Inc.(a)                          10,350       364,837
---------------------------------------------------------------------
Cerner Corp.(a)                                  22,000       687,720
---------------------------------------------------------------------
Covance Inc.(a)                                   6,700       164,753
---------------------------------------------------------------------
Express Scripts, Inc.(a)                          6,000       288,240
---------------------------------------------------------------------
IMPAC Medical Systems, Inc.(a)                   10,200       188,904
---------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)          13,000       302,120
---------------------------------------------------------------------
Quest Diagnostics Inc.(a)                         4,400       250,360
=====================================================================
                                                            2,246,934
=====================================================================

HEALTH CARE EQUIPMENT-0.81%

Boston Scientific Corp.(a)                        2,200        93,544
---------------------------------------------------------------------
Conceptus, Inc.(a)                               15,900       190,482
=====================================================================
                                                              284,026
=====================================================================

HEALTH CARE SUPPLIES-0.59%

ICU Medical, Inc.(a)                              5,500       205,150
=====================================================================

INTERNET RETAIL-3.05%

Amazon.com, Inc.(a)                              13,100       247,459
---------------------------------------------------------------------
eBay Inc.(a)                                     12,000       813,840
=====================================================================
                                                            1,061,299
=====================================================================

INTERNET SOFTWARE & SERVICES-7.00%

Expedia, Inc.-Class A(a)                          2,800       187,405
---------------------------------------------------------------------
Hotels.com-Class A(a)                             3,800       207,594
---------------------------------------------------------------------
Overture Services, Inc.(a)                       34,200       934,002
---------------------------------------------------------------------
PEC Solutions, Inc.(a)                            9,600       287,040
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-(CONTINUED)

Websense, Inc.(a)                                38,400   $   820,262
=====================================================================
                                                            2,436,303
=====================================================================

IT CONSULTING & SERVICES-2.29%

Affiliated Computer Services, Inc.-Class A(a)     8,000       421,200
---------------------------------------------------------------------
Anteon International Corp.(a)                     6,900       165,600
---------------------------------------------------------------------
Syntel, Inc.(a)                                  10,000       210,100
=====================================================================
                                                              796,900
=====================================================================

NETWORKING EQUIPMENT-2.05%

Cisco Systems, Inc.(a)                           32,300       423,130
---------------------------------------------------------------------
McDATA Corp.-Class A(a)                          13,000        92,300
---------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                  11,800       198,712
=====================================================================
                                                              714,142
=====================================================================

PHARMACEUTICALS-2.28%

American Pharmaceutical Partners, Inc.(a)        16,100       286,580
---------------------------------------------------------------------
Biovail Corp. (Canada)(a)                         3,700        97,717
---------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      1,100       108,042
---------------------------------------------------------------------
Mylan Laboratories Inc.                           8,600       300,140
=====================================================================
                                                              792,479
=====================================================================

SEMICONDUCTOR EQUIPMENT-3.90%

Applied Materials, Inc.(a)                       23,700       308,811
---------------------------------------------------------------------
KLA-Tencor Corp.(a)                              10,500       371,385
---------------------------------------------------------------------
Lam Research Corp.(a)                            14,000       151,200
---------------------------------------------------------------------
Novellus Systems, Inc.(a)                         9,000       252,720
---------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                        11,500       273,252
=====================================================================
                                                            1,357,368
=====================================================================

SEMICONDUCTORS-10.31%

Analog Devices, Inc.(a)                          20,300       484,561
---------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)              19,100       348,575
---------------------------------------------------------------------
Intel Corp.                                      31,200       485,784
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)       19,100       360,226
---------------------------------------------------------------------
Microchip Technology Inc.                        24,900       608,805
---------------------------------------------------------------------
QLogic Corp.(a)                                   9,700       334,747
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Silicon Laboratories Inc.(a)                     27,300   $   520,884
---------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                           49,960       352,218
---------------------------------------------------------------------
Zoran Corp.(a)                                    6,600        92,862
=====================================================================
                                                            3,588,662
=====================================================================

SYSTEMS SOFTWARE-6.55%

Microsoft Corp.(a)                               17,000       878,900
---------------------------------------------------------------------
Oracle Corp.(a)                                  17,900       193,320
---------------------------------------------------------------------
SafeNet, Inc.(a)                                  6,200       157,170
---------------------------------------------------------------------
Symantec Corp.(a)                                26,000     1,051,700
=====================================================================
                                                            2,281,090
=====================================================================

TELECOMMUNICATIONS EQUIPMENT-6.21%

Inter-Tel, Inc.                                  20,600       430,746
---------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                          34,600       536,300
---------------------------------------------------------------------
QUALCOMM Inc.(a)                                 17,300       629,547
---------------------------------------------------------------------
UTStarcom, Inc.(a)                               28,600       567,138
=====================================================================
                                                            2,163,731
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.65%

AT&T Wireless Services Inc.(a)                   59,000       333,350
---------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)           66,600       769,230
---------------------------------------------------------------------
United States Cellular Corp.(a)                  20,700       517,914
=====================================================================
                                                            1,620,494
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $34,581,400)                         33,490,619
=====================================================================

MONEY MARKET FUNDS-4.41%

STIC Liquid Assets Portfolio(b)                 767,869       767,869
---------------------------------------------------------------------
STIC Prime Portfolio(b)                         767,869       767,869
=====================================================================
    Total Money Market Funds (Cost
      $1,535,738)                                           1,535,738
=====================================================================
TOTAL INVESTMENTS-100.59% (Cost $36,117,138)               35,026,357
=====================================================================
OTHER ASSETS LESS LIABILITIES-(0.59%)                        (206,937)
=====================================================================
NET ASSETS-100.00%                                        $34,819,420
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $36,117,138)                                  $35,026,357
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  105,157
-----------------------------------------------------------
  Dividends                                           4,992
-----------------------------------------------------------
Investment for deferred compensation plan             9,930
-----------------------------------------------------------
Other assets                                         15,492
===========================================================
    Total assets                                 35,161,928
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            212,241
-----------------------------------------------------------
  Deferred compensation plan                          9,930
-----------------------------------------------------------
Accrued distribution fees                            44,137
-----------------------------------------------------------
Accrued transfer agent fees                          40,195
-----------------------------------------------------------
Accrued operating expenses                           36,005
===========================================================
    Total liabilities                               342,508
===========================================================
Net assets applicable to shares outstanding     $34,819,420
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $17,921,403
___________________________________________________________
===========================================================
Class B                                         $11,287,763
___________________________________________________________
===========================================================
Class C                                         $ 5,610,254
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           8,554,000
___________________________________________________________
===========================================================
Class B                                           5,469,643
___________________________________________________________
===========================================================
Class C                                           2,716,113
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      2.10
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $2.10 divided by
      94.50%)                                   $      2.22
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      2.06
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      2.07
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends from affiliated money market funds   $     45,108
-----------------------------------------------------------
Dividends (net of foreign withholding tax of
  $2,646)                                             4,795
===========================================================
    Total investment income                          49,903
===========================================================

EXPENSES:

Advisory fees                                       485,881
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       19,834
-----------------------------------------------------------
Distribution fees -- Class A                         91,540
-----------------------------------------------------------
Distribution fees -- Class B                        150,409
-----------------------------------------------------------
Distribution fees -- Class C                         73,929
-----------------------------------------------------------
Transfer agent fees                                 408,961
-----------------------------------------------------------
Trustees' fees                                        8,882
-----------------------------------------------------------
Other                                               148,554
===========================================================
    Total expenses                                1,437,990
===========================================================
Less: Fees waived                                  (318,936)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,150)
===========================================================
    Net expenses                                  1,117,904
===========================================================
Net investment income (loss)                     (1,068,001)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (21,538,599)
-----------------------------------------------------------
  Option contracts written                           26,729
===========================================================
                                                (21,511,870)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities        (9,795,967)
===========================================================
Net gain (loss) from investment securities
  and option contracts                          (31,307,837)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(32,375,838)
___________________________________________________________
===========================================================

See Notes to Financial Statements.
                                     FS-82

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,068,001)   $ (1,199,640)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (21,511,870)    (57,039,237)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (9,795,967)     19,156,038
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (32,375,838)    (39,082,839)
==========================================================================================
Share transactions-net:
  Class A                                                       (4,558,148)     18,653,815
------------------------------------------------------------------------------------------
  Class B                                                          (76,695)     11,339,309
------------------------------------------------------------------------------------------
  Class C                                                          (49,402)      5,592,841
==========================================================================================
    Net increase (decrease) in net assets                      (37,060,083)     (3,496,874)
==========================================================================================

NET ASSETS:

  Beginning of year                                             71,879,503      75,376,377
==========================================================================================
  End of year                                                 $ 34,819,420    $ 71,879,503
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $126,008,425    $131,756,854
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (13,231)         (9,414)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                            (90,084,993)    (68,573,123)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (1,090,781)      8,705,186
==========================================================================================
                                                              $ 34,819,420    $ 71,879,503
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM New Technology Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $318,936.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $259,179 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $91,540, $150,409 and $73,929, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $26,036 in front-end sales commissions from the sale of Class A shares and $12,879, $52 and $1,744 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,033 and reductions in custodian fees of $117 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,150.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       --       $     --
---------------------------------------------------------
Written                                400         71,330
---------------------------------------------------------
Closed                                (200)       (38,899)
---------------------------------------------------------
Exercised                             (200)       (32,431)
=========================================================
End of year                             --       $     --
_________________________________________________________
=========================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended December 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $ (1,278,281)
-----------------------------------------------------------
Temporary book/tax differences                      (13,231)
-----------------------------------------------------------
Capital loss carryforward                       (87,276,353)
-----------------------------------------------------------
Post-October capital loss deferral               (2,621,140)
-----------------------------------------------------------
Shares of beneficial interest                   126,008,425
===========================================================
                                               $ 34,819,420
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                             $ 1,713,194
----------------------------------------------------------
December 31, 2009                              64,920,297
----------------------------------------------------------
December 31, 2010                              20,642,862
==========================================================
                                              $87,276,353
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $67,272,925 and $70,007,872, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,648,022
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,926,303)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(1,278,281)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $36,304,638.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses on December 31, 2002, undistributed net investment income was increased by $1,064,184 and shares of beneficial interest was decreased by $1,064,184. This reclassification had no effect on the net assets of the Fund.


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,223,337    $ 15,302,371    10,000,780    $ 42,952,707
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,752,720       4,858,039     4,015,952      17,550,457
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,520,889       6,642,310     2,552,966      10,916,402
======================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                         66,515         173,943            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (66,825)       (173,943)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (7,168,084)    (20,034,462)   (6,054,184)    (24,298,892)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,811,718)     (4,760,791)   (1,587,360)     (6,211,148)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (2,549,808)     (6,691,712)   (1,346,193)     (5,323,561)
======================================================================================================================
                                                              (2,032,974)   $ (4,684,245)    7,581,961    $ 35,585,965
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  3.84       $  6.74           $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.06)        (0.06)(a)         (0.02)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.68)        (2.84)            (3.24)
==========================================================================================================
    Total from investment operations                            (1.74)        (2.90)            (3.26)
==========================================================================================================
Net asset value, end of period                                $  2.10       $  3.84           $  6.74
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                (45.31)%      (43.03)%          (32.60)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $17,921       $40,097           $43,732
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.00%(c)      1.86%             1.72%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.66%(c)      2.40%             2.47%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (1.90)%(c)    (1.52)%           (0.66)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           144%          215%               54%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $26,154,274.
(d)  Annualized.

                                                                                CLASS B
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  3.81       $  6.72           $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)        (0.09)(a)         (0.04)(a)
==========================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.68)        (2.82)            (3.24)
==========================================================================================================
Total from investment operations                                (1.75)        (2.91)            (3.28)
==========================================================================================================
Net asset value, end of period                                $  2.06       $  3.81           $  6.72
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                (45.93)%      (43.30)%          (32.80)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,288       $21,318           $21,296
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.65%(c)      2.51%             2.41%(d)
==========================================================================================================
  Without fee waivers                                            3.31%(c)      3.05%             3.16%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (2.55)%(c)    (2.17)%           (1.36)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           144%          215%               54%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $15,040,921.
(d)  Annualized.

                                                                                CLASS C
                                                              -------------------------------------------
                                                                                         AUGUST 31, 2000
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              --------------------         DECEMBER 31,
                                                               2002         2001               2000
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 3.81       $  6.73           $ 10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)        (0.09)(a)         (0.04)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (1.67)        (2.83)            (3.23)
=========================================================================================================
    Total from investment operations                           (1.74)        (2.92)            (3.27)
=========================================================================================================
Net asset value, end of period                                $ 2.07       $  3.81           $  6.73
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                               (45.67)%      (43.39)%          (32.70)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,610       $10,465           $10,349
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.65%(c)      2.51%             2.41%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.31%(c)      3.05%             3.16%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (2.55)%(c)    (2.17)%           (1.35)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                          144%          215%               54%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $7,392,900.
(d)  Annualized.

NOTE 12--SUBSEQUENT EVENT

The Board of Trustees unanimously approved, on February 6, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM New Technology Fund ("New Technology Fund") would transfer substantially all of its assets to AIM Global Science and Technology Fund ("Global Science and Technology Fund"), a series of AIM Investment Funds. As a result of the transaction, shareholders of New Technology Fund would receive shares of Global Science and Technology Fund in exchange for their shares of New Technology Fund, and New Technology Fund would cease operations.

   The Plan requires approval of New Technology Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in June 2003. If the Plan is approved by shareholders of New Technology Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Premier Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Premier Equity Fund, formerly known as Value Fund, (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods indicated in the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

/S/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-92.29%

ADVERTISING-1.29%

Omnicom Group Inc.                               1,870,000   $  120,802,000
===========================================================================

AIRLINES-0.67%

Southwest Airlines Co.                           4,500,000       62,550,000
===========================================================================

APPLICATION SOFTWARE-0.83%

BEA Systems, Inc.(a)                             4,555,400       52,250,438
---------------------------------------------------------------------------
Intuit Inc.(a)                                     534,000       25,055,280
===========================================================================
                                                                 77,305,718
===========================================================================

BANKS-3.39%

Bank of America Corp.                            2,820,000      196,187,400
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 5,072,800      121,544,288
===========================================================================
                                                                317,731,688
===========================================================================

BIOTECHNOLOGY-0.53%

Amgen Inc.(a)                                    1,029,100       49,746,694
===========================================================================

BREWERS-0.79%

Anheuser-Busch Cos., Inc.                        1,526,200       73,868,080
===========================================================================

BROADCASTING & CABLE TV-5.15%

Comcast Corp.-Class A(a)                         1,749,132       41,227,041
---------------------------------------------------------------------------
Comcast Corp.-Special Class A(a)                 7,542,000      170,373,780
---------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)              9,526,500      270,552,600
===========================================================================
                                                                482,153,421
===========================================================================

BUILDING PRODUCTS-0.25%

Masco Corp.                                      1,100,000       23,155,000
===========================================================================

COMPUTER & ELECTRONICS RETAIL-1.24%

Best Buy Co., Inc.(a)                            4,808,400      116,122,860
===========================================================================

COMPUTER HARDWARE-4.13%

Dell Computer Corp.(a)                           8,200,000      219,268,000
---------------------------------------------------------------------------
Hewlett-Packard Co.                              5,966,900      103,585,384
---------------------------------------------------------------------------
International Business Machines Corp.              821,000       63,627,500
===========================================================================
                                                                386,480,884
===========================================================================

CONSUMER FINANCE-1.12%

MBNA Corp.                                       5,513,800      104,872,476
===========================================================================

DATA PROCESSING SERVICES-1.72%

First Data Corp.                                 4,562,500      161,558,125
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DEPARTMENT STORES-0.92%

Federated Department Stores, Inc.(a)             3,000,000   $   86,280,000
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-11.04%

American Express Co.                             1,250,000       44,187,500
---------------------------------------------------------------------------
Citigroup Inc.                                  10,000,000      351,900,000
---------------------------------------------------------------------------
Fannie Mae                                       2,943,000      189,323,190
---------------------------------------------------------------------------
Freddie Mac                                      4,060,000      239,743,000
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          2,020,000       48,480,000
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        1,250,000       47,437,500
---------------------------------------------------------------------------
Morgan Stanley                                   2,825,000      112,774,000
===========================================================================
                                                              1,033,845,190
===========================================================================

DRUG RETAIL-1.14%

Walgreen Co.                                     3,668,300      107,077,677
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.49%

Celestica Inc. (Canada)(a)                       3,233,900       45,597,990
===========================================================================

ENVIRONMENTAL SERVICES-0.88%

Waste Management, Inc.                           3,600,000       82,512,000
===========================================================================

FOOTWEAR-1.69%

NIKE, Inc.-Class B                               3,550,000      157,868,500
===========================================================================

GENERAL MERCHANDISE STORES-3.17%

Target Corp.                                     8,547,000      256,410,000
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Mexico)                                      17,488,800       40,138,230
===========================================================================
                                                                296,548,230
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.14%

Laboratory Corp. of America Holdings(a)            562,300       13,067,852
===========================================================================

HEALTH CARE EQUIPMENT-0.55%

Baxter International Inc.                        1,851,300       51,836,400
===========================================================================

HEALTH CARE FACILITIES-2.96%

HCA Inc.                                         6,671,300      276,858,950
===========================================================================

HOUSEHOLD PRODUCTS-2.53%

Kimberly-Clark Corp.                             1,000,000       47,470,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-(CONTINUED)

Procter & Gamble Co. (The)                       2,203,700   $  189,385,978
===========================================================================
                                                                236,855,978
===========================================================================

INDUSTRIAL CONGLOMERATES-2.40%

General Electric Co.                             9,231,700      224,791,895
===========================================================================

INDUSTRIAL MACHINERY-1.26%

Danaher Corp.                                    1,791,900      117,727,830
===========================================================================

INTEGRATED OIL & GAS-5.78%

BP PLC-ADR (United Kingdom)                      2,990,000      121,543,500
---------------------------------------------------------------------------
ChevronTexaco Corp.                              2,340,000      155,563,200
---------------------------------------------------------------------------
Exxon Mobil Corp.                                7,560,000      264,146,400
===========================================================================
                                                                541,253,100
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.78%

AT&T Corp.                                       1,081,380       28,234,832
---------------------------------------------------------------------------
SBC Communications Inc.                          2,022,200       54,821,842
---------------------------------------------------------------------------
Verizon Communications Inc.                      2,170,000       84,087,500
===========================================================================
                                                                167,144,174
===========================================================================

IT CONSULTING & SERVICES-0.73%

Accenture Ltd.-Class A (Bermuda)(a)              2,180,000       39,218,200
---------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)      548,700       28,889,055
===========================================================================
                                                                 68,107,255
===========================================================================

LIFE & HEALTH INSURANCE-0.55%

AFLAC Inc.                                       1,725,000       51,957,000
===========================================================================

MANAGED HEALTH CARE-2.53%

Anthem, Inc.(a)                                  1,109,800       69,806,420
---------------------------------------------------------------------------
UnitedHealth Group Inc.                          2,000,000      167,000,000
===========================================================================
                                                                236,806,420
===========================================================================

MOVIES & ENTERTAINMENT-1.97%

AOL Time Warner Inc.(a)                          4,000,000       52,400,000
---------------------------------------------------------------------------
Viacom Inc.-Class B(a)                           3,250,000      132,470,000
===========================================================================
                                                                184,870,000
===========================================================================

MULTI-LINE INSURANCE-4.06%

American International Group, Inc.               5,360,000      310,076,000
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)    1,550,000       70,416,500
===========================================================================
                                                                380,492,500
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.63%

Duke Energy Corp.                                3,000,000       58,620,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

NETWORKING EQUIPMENT-1.16%

Cisco Systems, Inc.(a)                           8,270,000   $  108,337,000
===========================================================================

OIL & GAS DRILLING-0.94%

GlobalSantaFe Corp. (Cayman Islands)             1,060,000       25,779,200
---------------------------------------------------------------------------
Transocean Inc.                                  2,700,000       62,640,000
===========================================================================
                                                                 88,419,200
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.87%

Baker Hughes Inc.                                3,850,000      123,931,500
---------------------------------------------------------------------------
BJ Services Co.(a)                               1,591,200       51,411,672
===========================================================================
                                                                175,343,172
===========================================================================

PACKAGED FOODS & MEATS-0.81%

Sara Lee Corp.                                   3,374,200       75,953,242
===========================================================================

PHARMACEUTICALS-7.75%

Allergan, Inc.                                   1,250,600       72,059,572
---------------------------------------------------------------------------
Johnson & Johnson                                2,504,700      134,527,437
---------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                    2,946,100       50,643,459
---------------------------------------------------------------------------
Merck & Co. Inc.                                   863,100       48,860,091
---------------------------------------------------------------------------
Pfizer Inc.                                     12,156,600      371,627,262
---------------------------------------------------------------------------
Wyeth                                            1,276,600       47,744,840
===========================================================================
                                                                725,462,661
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.61%

Allstate Corp. (The)                             2,633,500       97,413,165
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)     1,194,945       17,505,944
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)     2,425,938       35,539,992
===========================================================================
                                                                150,459,101
===========================================================================

RESTAURANTS-1.28%

Yum! Brands, Inc.(a)                             4,937,300      119,581,406
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.72%

Applied Materials, Inc.(a)                       5,200,000       67,756,000
===========================================================================

SEMICONDUCTORS-1.55%

Analog Devices, Inc.(a)                          4,638,000      110,709,060
---------------------------------------------------------------------------
Micron Technology, Inc.(a)                       3,503,200       34,121,168
===========================================================================
                                                                144,830,228
===========================================================================

SOFT DRINKS-0.53%

PepsiCo, Inc.                                    1,165,300       49,198,966
===========================================================================

SPECIALTY STORES-0.30%

Staples, Inc.(a)                                 1,550,000       28,365,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

SYSTEMS SOFTWARE-3.49%

Microsoft Corp.(a)                               6,319,100   $  326,697,470
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.18%

QUALCOMM Inc.(a)                                   475,000       17,285,250
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.79%

Nextel Communications, Inc.-Class A(a)           8,000,000       92,400,000
---------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                     17,250,000       75,555,000
===========================================================================
                                                                167,955,000
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $9,963,210,043)                         8,642,109,583
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.26%

1.18%, 03/20/03 (Cost $24,936,083)(b)          $25,000,000(c)     24,936,083
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
MONEY MARKET FUNDS-7.94%

STIC Liquid Assets Portfolio(d)                371,645,740   $  371,645,740
---------------------------------------------------------------------------
STIC Prime Portfolio(d)                        371,645,740      371,645,740
===========================================================================
    Total Money Market Funds (Cost
      $743,291,480)                                             743,291,480
===========================================================================
TOTAL INVESTMENTS-100.49% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $10,731,437,606)                                            9,410,337,146
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANS

MONEY MARKET FUNDS-1.45%

STIC Liquid Assets Portfolio(d)(e)             135,612,100      135,612,100
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $135,612,100)                                       135,612,100
===========================================================================
TOTAL INVESTMENTS-101.94% (Cost
  $10,867,049,706)                                            9,545,949,246
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.94%)                          (181,735,612)
===========================================================================
NET ASSETS-100.00%                                           $9,364,213,634
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $10,867,049,706)*                              $9,545,949,246
---------------------------------------------------------------
Receivables for:
  Foreign currency contracts closed                      13,810
---------------------------------------------------------------
  Variation margin                                      507,500
---------------------------------------------------------------
  Fund shares sold                                    3,488,114
---------------------------------------------------------------
  Dividends                                           8,509,300
---------------------------------------------------------------
  Amount due from advisor                                86,326
---------------------------------------------------------------
Investment for deferred compensation plan               290,076
---------------------------------------------------------------
Other assets                                            103,771
===============================================================
    Total assets                                  9,558,948,143
_______________________________________________________________
===============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             42,421,330
---------------------------------------------------------------
  Foreign currency contracts outstanding                 80,695
---------------------------------------------------------------
  Deferred compensation plan                            290,076
---------------------------------------------------------------
  Collateral upon return of securities loaned       135,612,100
---------------------------------------------------------------
Accrued distribution fees                             9,743,211
---------------------------------------------------------------
Accrued transfer agent fees                           4,865,176
---------------------------------------------------------------
Accrued operating expenses                            1,721,921
===============================================================
    Total liabilities                               194,734,509
===============================================================
Net assets applicable to shares outstanding      $9,364,213,634
_______________________________________________________________
===============================================================

NET ASSETS:

Class A                                          $4,642,361,174
_______________________________________________________________
===============================================================
Class B                                          $4,274,488,830
_______________________________________________________________
===============================================================
Class C                                          $  444,901,410
_______________________________________________________________
===============================================================
Class R                                          $      207,230
_______________________________________________________________
===============================================================
Institutional Class                              $    2,254,990
_______________________________________________________________
===============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                             617,747,702
_______________________________________________________________
===============================================================
Class B                                             604,890,062
_______________________________________________________________
===============================================================
Class C                                              62,919,613
_______________________________________________________________
===============================================================
Class R                                                  27,622
_______________________________________________________________
===============================================================
Institutional Class                                     298,733
_______________________________________________________________
===============================================================
Class A:
  Net asset value per share                      $         7.51
---------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.51 divided by
      94.50%)                                    $         7.95
_______________________________________________________________
===============================================================
Class B:
  Net asset value and offering price per
    share                                        $         7.07
_______________________________________________________________
===============================================================
Class C:
  Net asset value and offering price per
    share                                        $         7.07
_______________________________________________________________
===============================================================
Class R:
  Net asset value and offering price per
    share                                        $         7.50
_______________________________________________________________
===============================================================
Institutional Class:
  Net asset value and offering price per
    share                                        $         7.55
_______________________________________________________________
===============================================================

* At December 31, 2002, securities with an aggregate market value of $127,303,643 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $931,864)                               $   131,929,618
------------------------------------------------------------
Dividends from affiliated money market
  funds                                           11,444,944
------------------------------------------------------------
Interest                                             256,012
------------------------------------------------------------
Security lending income                              495,706
============================================================
    Total investment income                      144,126,280
============================================================

EXPENSES:

Advisory fees                                     83,590,822
------------------------------------------------------------
Administrative services fees                         744,086
------------------------------------------------------------
Custodian fees                                       684,471
------------------------------------------------------------
Distribution fees -- Class A                      15,750,421
------------------------------------------------------------
Distribution fees -- Class B                      63,731,957
------------------------------------------------------------
Distribution fees -- Class C                       6,578,274
------------------------------------------------------------
Distribution fees -- Class R                             245
------------------------------------------------------------
Transfer agent fees                               37,443,289
------------------------------------------------------------
Transfer agent fees -- Institutional
  Class                                                  245
------------------------------------------------------------
Trustees' fees                                        80,129
------------------------------------------------------------
Other                                              2,962,365
============================================================
    Total expenses                               211,566,304
============================================================
Less: Fees waived                                 (3,054,474)
------------------------------------------------------------
    Expenses paid indirectly                        (210,746)
============================================================
    Net expenses                                 208,301,084
============================================================
Net investment income (loss)                     (64,174,804)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FOREIGN CURRENCY CONTRACTS,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                       (2,368,354,018)
------------------------------------------------------------
  Foreign currencies                                  98,988
------------------------------------------------------------
  Foreign currency contracts                     (12,941,191)
------------------------------------------------------------
  Futures contracts                                7,963,006
------------------------------------------------------------
  Option contracts written                         2,353,635
============================================================
                                              (2,370,879,580)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       (2,857,170,626)
------------------------------------------------------------
  Foreign currency contracts                        (306,318)
------------------------------------------------------------
  Futures contracts                              (13,703,102)
============================================================
                                              (2,871,180,046)
============================================================
Net gain (loss) from investment
  securities, foreign currencies, foreign
  currency contracts, futures contracts
  and option contracts                        (5,242,059,626)
============================================================
Net increase (decrease) in net assets
  resulting from operations                  $(5,306,234,430)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002               2001
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (64,174,804)   $   (94,503,881)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                             (2,370,879,580)    (1,808,699,179)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts,
    futures contracts and option contracts                     (2,871,180,046)    (1,379,243,076)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (5,306,234,430)    (3,282,446,136)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --        (11,567,785)
------------------------------------------------------------------------------------------------
  Class B                                                                  --        (13,103,850)
------------------------------------------------------------------------------------------------
  Class C                                                                  --         (1,340,169)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (1,392,867,197)    (1,265,245,616)
------------------------------------------------------------------------------------------------
  Class B                                                      (2,339,535,311)    (1,623,452,392)
------------------------------------------------------------------------------------------------
  Class C                                                        (232,888,880)      (147,015,896)
------------------------------------------------------------------------------------------------
  Class R                                                             200,138                 --
------------------------------------------------------------------------------------------------
  Institutional Class                                               2,649,533                 --
================================================================================================
    Net increase (decrease) in net assets                      (9,268,676,147)    (6,344,171,844)
================================================================================================

NET ASSETS:

  Beginning of year                                            18,632,889,781     24,977,061,625
================================================================================================
  End of year                                                 $ 9,364,213,634    $18,632,889,781
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $14,879,846,787    $18,906,290,031
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (911,328)          (837,038)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts          (4,183,755,135)    (1,812,776,568)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currency contracts, futures
    contracts and option contracts                             (1,330,966,690)     1,540,213,356
================================================================================================
                                                              $ 9,364,213,634    $18,632,889,781
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Premier Equity Fund (formerly AIM Value Fund) (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and option is exercised.

J. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $3,054,474.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $744,086 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $19,893,993 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $15,750,421, $63,731,957, $6,578,274, and $245, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $848,167 in front-end sales commissions from the sale of Class A shares and $122,647, $6,244, $64,761 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $27,184 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $208,098 and reductions in custodian fees of $2,648 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $210,746.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $127,303,643 were on loan to brokers. The loans were secured by cash collateral of $135,612,100 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2002, the Fund received fees of $495,706 for securities lending.

NOTE 7--FOREIGN CURRENCY CONTRACTS

Outstanding foreign currency contracts at December 31, 2002 were as follows:

                              CONTRACT TO                          UNREALIZED
SETTLEMENT              ------------------------                  APPRECIATION
   DATE      CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
 02/25/03      CAD      58,000,000   $36,729,868   $36,810,563      $(80,695)
_______________________________________________________________________________
===============================================================================

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                        --      $        --
------------------------------------------------------------
Written                              12,750        2,563,635
------------------------------------------------------------
Closed                               (5,000)        (860,687)
------------------------------------------------------------
Expired                              (7,750)      (1,702,948)
============================================================
End of year                              --      $        --
____________________________________________________________
============================================================

NOTE 9--FUTURES CONTRACTS

On December 31, 2002, $22,964,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                      UNREALIZED
           NO. OF        MONTH/         MARKET       APPRECIATION
CONTRACT  CONTRACTS    COMMITMENT       VALUE       (DEPRECIATION)
------------------------------------------------------------------
S&P 500
  Index    1,450      Mar.-03/Long   $318,601,250    $(9,785,535)
__________________________________________________________________
==================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                        2002        2001
------------------------------------------------------------
Distributions paid from long-term
  capital gain                          $  --    $26,011,804
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation)-investments                 $(1,328,230,399)
------------------------------------------------------------
Temporary book/tax differences                      (911,328)
------------------------------------------------------------
Capital loss carryforward                     (3,947,477,498)
------------------------------------------------------------
Post-October capital loss deferral              (239,013,928)
------------------------------------------------------------
Shares of beneficial interest                 14,879,846,787
============================================================
                                             $ 9,364,213,634
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain forward foreign currency contracts and on certain futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The

Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
December 31, 2009                             $1,670,556,615
------------------------------------------------------------
December 31, 2010                              2,276,920,883
============================================================
                                              $3,947,477,498
____________________________________________________________
============================================================

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $4,532,169,723 and $8,276,006,948, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $   786,963,948
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (2,115,194,347)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $(1,328,230,399)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $10,874,179,645.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating loss, foreign currency transactions, and other items on December 31, 2002, undistributed net investment income (loss) was increased by $64,100,514, undistributed net realized gains (losses) decreased by $98,987 and shares of beneficial interest decreased by $64,001,527. This reclassification had no effect on the net assets of the Fund.


NOTE 13--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                           2002                               2001
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       73,118,435    $   657,092,554      99,493,160    $ 1,142,786,605
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       22,610,679        195,949,105      53,393,062        589,020,838
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        5,748,410         50,204,828      14,110,226        155,875,910
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          29,155            211,650              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            345,082          3,005,669              --                 --
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               --                 --       1,047,730         11,046,064
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --       1,221,981         12,181,662
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --         126,038          1,257,875
================================================================================================================================
Conversion of Class B shares to Class A shares:***
  Class A                                                       37,066,076        329,215,215              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (39,184,836)      (329,215,215)             --                 --
================================================================================================================================
Reacquired:
  Class A                                                     (274,622,366)    (2,379,174,966)   (215,650,396)    (2,419,078,285)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (270,457,065)    (2,206,269,201)   (208,566,724)    (2,224,654,892)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (34,348,509)      (283,093,708)    (28,342,494)      (304,149,681)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          (1,533)           (11,512)             --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (46,349)          (356,136)             --                 --
================================================================================================================================
                                                              (479,742,821)   $(3,962,441,717)   (283,167,417)   $(3,035,713,904)
________________________________________________________________________________________________________________________________
================================================================================================================================

 *  Class R shares commenced sales on June 3, 2002.
 ** Institutional Class shares commenced sales on March 15, 2002.
*** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CLASS A
                                            -------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                               2002             2001         2000(a)             1999(a)          1998(a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.87       $    12.51    $     16.28         $     13.40       $    10.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.01)(b)         0.00          (0.04)(b)           (0.01)            0.03
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.35)           (1.63)         (2.42)               3.97             3.46
===========================================================================================================================
    Total from investment operations             (3.36)           (1.63)         (2.46)               3.96             3.49
===========================================================================================================================
Less distributions:
  Dividends from net investment income              --               --             --                  --            (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --            (0.01)         (1.31)              (1.08)           (0.87)
===========================================================================================================================
    Total distributions                             --            (0.01)         (1.31)              (1.08)           (0.90)
===========================================================================================================================
Net asset value, end of period              $     7.51       $    10.87    $     12.51         $     16.28       $    13.40
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                 (30.91)%         (12.99)%       (14.95)%             29.95%           32.76%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,642,361       $8,502,699    $11,223,504         $12,640,073       $8,823,094
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.17%(d)         1.08%          1.00%               1.00%            1.00%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.19%(d)         1.12%          1.04%               1.02%            1.02%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.08)%(d)       (0.03)%        (0.11)%             (0.09)%           0.26%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                             36%              38%            67%                 66%             113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $6,300,168,423.


                                                                               CLASS B
                                            -----------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                               2002             2001         2000(a)           1999(a)          1998(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.30       $    11.94    $     15.73       $     13.08       $    10.63
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.07)(b)        (0.09)         (0.31)(b)         (0.13)(b)        (0.06)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.16)           (1.54)         (2.17)             3.86             3.38
=========================================================================================================================
    Total from investment operations             (3.23)           (1.63)         (2.48)             3.73             3.32
=========================================================================================================================
Less distributions from net realized
  gains                                             --            (0.01)         (1.31)            (1.08)           (0.87)
=========================================================================================================================
Net asset value, end of period              $     7.07       $    10.30    $     11.94       $     15.73       $    13.08
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                 (31.36)%         (13.61)%       (15.65)%           28.94%           31.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $4,274,489       $9,186,980    $12,491,366       $14,338,087       $9,680,068
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.92%(d)         1.84%          1.77%             1.79%            1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.94%(d)         1.88%          1.81%             1.81%            1.82%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.84)%(d)       (0.79)%        (0.89)%           (0.88)%          (0.54)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                             36%              38%            67%               66%             113%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $6,373,195,661.


                                                                          CLASS C
                                            -------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------
                                              2002           2001       2000(a)         1999(a)        1998(a)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  10.31       $  11.95    $    15.74       $ 13.09        $  10.63
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.07)(b)      (0.09)        (0.31)(b)     (0.13)(b)       (0.06)(b)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (3.17)         (1.54)        (2.17)         3.86            3.39
===============================================================================================================
    Total from investment operations           (3.24)         (1.63)        (2.48)         3.73            3.33
===============================================================================================================
Less distributions from net realized
  gains                                           --          (0.01)        (1.31)        (1.08)          (0.87)
===============================================================================================================
Net asset value, end of period              $   7.07       $  10.31    $    11.95       $ 15.74        $  13.09
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                               (31.43)%       (13.60)%      (15.62)%       28.92%          31.72%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $444,901       $943,211    $1,262,192       $860,859       $212,095
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              1.92%(d)       1.84%         1.77%         1.79%           1.80%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                           1.94%(d)       1.88%         1.81%         1.81%           1.82%
===============================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(d)     (0.79)%       (0.88)%       (0.88)%         (0.54)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                           36%            38%           67%           66%            113%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $657,827,376.

                                                                        CLASS R
                                                                -----------------------
                                                                     JUNE 3, 2002
                                                                (DATES SALES COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2002
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  9.16
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            (0.02)(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (1.64)
=======================================================================================
    Total from investment operations                                      (1.66)
=======================================================================================
Net asset value, end of period                                          $  7.50
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                          (18.12)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $   207
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         1.48%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                      1.50%(c)
=======================================================================================
Ratio of net investment income (loss) to average net assets               (0.40)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                      36%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $84,957.

                                                                  INSTITUTIONAL CLASS
                                                                -----------------------
                                                                    MARCH 15, 2002
                                                                (DATES SALES COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2002
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 10.66
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    0.03(a)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (3.14)
=======================================================================================
    Total from investment operations                                      (3.11)
=======================================================================================
Net asset value, end of period                                          $  7.55
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                          (29.17)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $ 2,255
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         0.66%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                      0.68%(c)
=======================================================================================
Ratio of net investment income to average net assets                       0.42%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                      36%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,630,390.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Premier Equity II Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Premier Equity II Fund, formerly known as Value II Fund, (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-80.83%

ADVERTISING-1.61%

Omnicom Group Inc.                                          19,000      $ 1,227,400
===================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.18%

Coach, Inc.(a)                                              50,500        1,662,460
===================================================================================

BANKS-3.08%

Bank of America Corp.                                       22,500        1,565,325
-----------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                            32,400          776,304
===================================================================================
                                                                          2,341,629
===================================================================================

BIOTECHNOLOGY-0.82%

Amgen Inc.(a)                                               12,900          623,586
===================================================================================

BREWERS-2.14%

Anheuser-Busch Cos., Inc.                                   21,700        1,050,280
-----------------------------------------------------------------------------------
Coors (Adolph) Co.-Class B                                   9,500          581,875
===================================================================================
                                                                          1,632,155
===================================================================================

BROADCASTING & CABLE TV-2.32%

Comcast Corp.-Special Class A(a)                            47,700        1,077,543
-----------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                    28,200          690,900
===================================================================================
                                                                          1,768,443
===================================================================================

COMPUTER & ELECTRONICS RETAIL-2.41%

Best Buy Co., Inc.(a)                                       21,500          519,225
-----------------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                               30,000        1,315,500
===================================================================================
                                                                          1,834,725
===================================================================================

COMPUTER HARDWARE-1.87%

Dell Computer Corp.(a)                                      53,200        1,422,568
===================================================================================

CONSTRUCTION & ENGINEERING-2.35%

Jacobs Engineering Group Inc.(a)                            50,300        1,790,680
===================================================================================

CONSUMER FINANCE-0.70%

MBNA Corp.                                                  28,000          532,560
===================================================================================

DATA PROCESSING SERVICES-2.67%

BISYS Group, Inc. (The)(a)                                  44,800          712,320
-----------------------------------------------------------------------------------
Concord EFS, Inc.(a)                                        40,000          629,600
-----------------------------------------------------------------------------------
First Data Corp.                                            19,500          690,495
===================================================================================
                                                                          2,032,415
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES-9.82%

Citigroup Inc.                                              55,300      $ 1,946,007
-----------------------------------------------------------------------------------
Fannie Mae                                                  29,000        1,865,570
-----------------------------------------------------------------------------------
Freddie Mac                                                 36,000        2,125,800
-----------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                8,600          458,294
-----------------------------------------------------------------------------------
Morgan Stanley                                              27,100        1,081,832
===================================================================================
                                                                          7,477,503
===================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.54%

Diebold, Inc.                                               10,000          412,200
===================================================================================

EMPLOYMENT SERVICES-0.80%

Robert Half International Inc.(a)                           38,000          612,180
===================================================================================

GENERAL MERCHANDISE STORES-1.78%

Target Corp.                                                45,200        1,356,000
===================================================================================

HEALTH CARE FACILITIES-4.81%

HCA Inc.                                                    55,600        2,307,400
-----------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                                45,200        1,352,881
===================================================================================
                                                                          3,660,281
===================================================================================

HOUSEHOLD PRODUCTS-1.69%

Procter & Gamble Co. (The)                                  15,000        1,289,100
===================================================================================

INDUSTRIAL CONGLOMERATES-1.20%

General Electric Co.                                        37,400          910,690
===================================================================================

INDUSTRIAL MACHINERY-1.60%

Danaher Corp.                                               18,500        1,215,450
===================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.41%

SBC Communications Inc.                                     11,500          311,765
===================================================================================

IT CONSULTING & SERVICES-2.54%

Affiliated Computer Services, Inc.-Class A(a)               36,800        1,937,520
===================================================================================

LIFE & HEALTH INSURANCE-0.88%

AFLAC Inc.                                                  22,200          668,664
===================================================================================

MANAGED HEALTH CARE-2.63%

Anthem, Inc.(a)                                             21,500        1,352,350
-----------------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                            9,100          647,556
===================================================================================
                                                                          1,999,906
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

METAL & GLASS CONTAINERS-0.57%

Pactiv Corp.(a)                                             20,000      $   437,200
===================================================================================

MOTORCYCLE MANUFACTURERS-0.49%

Harley-Davidson, Inc.                                        8,000          369,600
===================================================================================

MOVIES & ENTERTAINMENT-1.59%

Viacom Inc.-Class B(a)                                      29,800        1,214,648
===================================================================================

MULTI-LINE INSURANCE-2.35%

American International Group, Inc.                          30,900        1,787,565
===================================================================================

NETWORKING EQUIPMENT-0.52%

NetScreen Technologies, Inc.(a)                             23,500          395,740
===================================================================================

OIL & GAS DRILLING-1.12%

ENSCO International Inc.                                    29,000          854,050
===================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.60%

Baker Hughes Inc.                                           27,400          882,006
-----------------------------------------------------------------------------------
BJ Services Co.(a)                                          34,000        1,098,540
===================================================================================
                                                                          1,980,546
===================================================================================

PACKAGED FOODS & MEATS-0.92%

Sara Lee Corp.                                              31,000          697,810
===================================================================================

PHARMACEUTICALS-5.73%

Allergan, Inc.                                              24,200        1,394,404
-----------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                               36,300          623,997
-----------------------------------------------------------------------------------
Pfizer Inc.                                                 76,600        2,341,662
===================================================================================
                                                                          4,360,063
===================================================================================

PROPERTY & CASUALTY INSURANCE-2.84%

Allstate Corp. (The)                                        22,000          813,780
-----------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                 20,200        1,136,048
-----------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)                 2,389           34,999
-----------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)                11,908          174,452
===================================================================================
                                                                          2,159,279
===================================================================================

RESTAURANTS-2.07%

Brinker International, Inc.(a)                              26,400          851,400
-----------------------------------------------------------------------------------
Yum! Brands, Inc.(a)                                        30,000          726,600
===================================================================================
                                                                          1,578,000
===================================================================================

SEMICONDUCTORS-2.96%

Analog Devices, Inc.(a)                                     19,000          453,530
-----------------------------------------------------------------------------------

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Microchip Technology Inc.                                   58,000      $ 1,418,100
-----------------------------------------------------------------------------------
Micron Technology, Inc.(a)                                  39,000          379,860
===================================================================================
                                                                          2,251,490
===================================================================================

SPECIALTY STORES-3.34%

Advance Auto Parts, Inc.(a)                                 16,000          782,400
-----------------------------------------------------------------------------------
Michaels Stores, Inc.(a)                                    11,600          363,080
-----------------------------------------------------------------------------------
PETsMART, Inc.(a)                                           25,100          429,963
-----------------------------------------------------------------------------------
Weight Watchers International, Inc.(a)                       8,500          390,745
-----------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                    21,400          581,010
===================================================================================
                                                                          2,547,198
===================================================================================

SYSTEMS SOFTWARE-2.88%

Microsoft Corp.(a)                                          33,100        1,711,270
-----------------------------------------------------------------------------------
Network Associates, Inc.(a)                                 30,000          482,700
===================================================================================
                                                                          2,193,970
===================================================================================
    Total Domestic Common Stocks (Cost $65,900,307)                      61,547,039
===================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-13.54%

BERMUDA-6.04%

Accenture Ltd.-Class A (IT Consulting & Services)(a)                        512,715
-----------------------------------------------------------------------------------
Bunge Ltd. (Agricultural Products)                          10,000          240,600
-----------------------------------------------------------------------------------
Everest Re Group, Ltd. (Reinsurance)                        34,600        1,913,380
-----------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance Brokers)(a)           67,300        1,929,491
===================================================================================
                                                                          4,596,186
===================================================================================

CANADA-0.86%

Celestica Inc. (Electronic Equipment & Instruments)(a)      46,600          657,060
===================================================================================

CAYMAN ISLANDS-1.84%

ACE Ltd. (Property & Casualty Insurance)                    24,400          715,896
-----------------------------------------------------------------------------------
GlobalSantaFe Corp. (Oil & Gas Drilling)(a)                 28,000          680,960
===================================================================================
                                                                          1,396,856
===================================================================================

IRELAND-2.30%

Ryanair Holdings PLC-ADR (Airlines)(a)                      44,700        1,750,452
===================================================================================

LIBERIA-1.26%

Royal Caribbean Cruises Ltd. (Hotels, Resorts & Cruise
  Lines)                                                    57,600          961,920
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

MEXICO-1.24%

Wal-Mart de Mexico S.A. de C.V.-Series C (General
  Merchandise Stores)                                      485,000      $   943,342
===================================================================================
    Total Foreign Stocks & Other Equity Interests
      (Cost $12,303,613)                                                 10,305,816
===================================================================================

                                                        PRINCIPAL
                                                          AMOUNT
U.S. TREASURY SECURITIES-0.39%

U.S. TREASURY BILLS-0.39%

1.18%, 03/20/03 (Cost $299,233)(b)                      $  300,000(c)       299,233
===================================================================================

                                                          SHARES
MONEY MARKET FUNDS-5.84%

STIC Liquid Assets Portfolio(d)                          2,224,321        2,224,321
-----------------------------------------------------------------------------------
STIC Prime Portfolio(d)                                  2,224,321        2,224,321
===================================================================================
    Total Money Market Funds (Cost $4,448,642)                            4,448,642
===================================================================================
TOTAL INVESTMENTS-100.60% (excluding investments
  purchased with cash collateral from securities
  loans)(Cost $82,951,795)                                               76,600,730
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANS

MONEY MARKET FUNDS-3.26%

STIC Liquid Assets Portfolio(d)(e)                       2,478,034      $ 2,478,034
===================================================================================
    Total Money Market Funds (purchased with cash
      collateral from securities loans)(Cost
      $2,478,034)                                                         2,478,034
===================================================================================
TOTAL INVESTMENTS-103.86% (Cost $85,429,829)                             79,078,764
===================================================================================
OTHER ASSETS LESS LIABILITIES-(3.86%)                                    (2,937,388)
===================================================================================
NET ASSETS-100.00%                                                      $76,141,376
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.
                                       FS-106

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $85,429,829)*                                 $79,078,764
-----------------------------------------------------------
Receivables for:
  Investments sold                                  293,491
-----------------------------------------------------------
  Variation margin                                    2,450
-----------------------------------------------------------
  Fund shares sold                                   87,652
-----------------------------------------------------------
  Dividends                                          34,272
-----------------------------------------------------------
Investment for deferred compensation plan            10,249
-----------------------------------------------------------
Other assets                                         16,802
===========================================================
    Total assets                                 79,523,680
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            686,474
-----------------------------------------------------------
  Deferred compensation plan                         10,249
-----------------------------------------------------------
  Collateral upon return of securities loaned     2,478,034
-----------------------------------------------------------
Accrued distribution fees                            97,585
-----------------------------------------------------------
Accrued transfer agent fees                          64,213
-----------------------------------------------------------
Accrued operating expenses                           45,749
===========================================================
    Total liabilities                             3,382,304
===========================================================
Net assets applicable to shares outstanding     $76,141,376
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $27,498,922
___________________________________________________________
===========================================================
Class B                                         $34,596,298
___________________________________________________________
===========================================================
Class C                                         $14,046,156
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           5,560,315
___________________________________________________________
===========================================================
Class B                                           7,096,286
___________________________________________________________
===========================================================
Class C                                           2,881,515
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      4.95
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.95 divided
      by 94.50%)                                $      5.24
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      4.88
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      4.87
___________________________________________________________
===========================================================

* At December 31, 2002, securities with an aggregate market value of $2,432,388 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $4,785)                                      $    560,913
-----------------------------------------------------------
Dividends from affiliated money market funds        132,107
-----------------------------------------------------------
Interest                                             25,217
-----------------------------------------------------------
Security lending income                              19,254
===========================================================
    Total investment income                         737,491
===========================================================

EXPENSES:

Advisory fees                                       838,295
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       33,235
-----------------------------------------------------------
Distribution fees -- Class A                        144,124
-----------------------------------------------------------
Distribution fees -- Class B                        490,012
-----------------------------------------------------------
Distribution fees -- Class C                        215,931
-----------------------------------------------------------
Transfer agent fees                                 441,235
-----------------------------------------------------------
Trustees' fees                                        9,230
-----------------------------------------------------------
Other                                               139,683
===========================================================
    Total expenses                                2,361,745
===========================================================
Less: Fees waived                                    (1,858)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,887)
===========================================================
    Net expenses                                  2,358,000
===========================================================
Net investment income (loss)                     (1,620,509)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (33,114,237)
-----------------------------------------------------------
  Foreign currencies                                   (362)
-----------------------------------------------------------
  Futures contracts                                (506,382)
-----------------------------------------------------------
  Option contracts written                           65,098
===========================================================
                                                (33,555,883)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (6,932,558)
-----------------------------------------------------------
  Futures contracts                                (162,363)
===========================================================
                                                 (7,094,921)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                              (40,650,804)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(42,271,313)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,620,509)   $ (1,631,805)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (33,555,883)    (42,661,120)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                 (7,094,921)      6,794,527
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (42,271,313)    (37,498,398)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --         (64,952)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --         (16,203)
------------------------------------------------------------------------------------------
  Class B                                                               --         (19,267)
------------------------------------------------------------------------------------------
  Class C                                                               --          (8,700)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (14,729,388)     16,139,168
------------------------------------------------------------------------------------------
  Class B                                                      (14,325,805)     20,998,585
------------------------------------------------------------------------------------------
  Class C                                                       (7,723,830)      6,902,879
==========================================================================================
    Net increase (decrease) in net assets                      (79,050,336)      6,433,112
==========================================================================================

NET ASSETS:

  Beginning of year                                            155,191,712     148,758,600
==========================================================================================
  End of year                                                 $ 76,141,376    $155,191,712
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $161,421,157    $199,816,729
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (14,266)         (9,943)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (78,867,158)    (45,311,638)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                            (6,398,357)        696,564
==========================================================================================
                                                              $ 76,141,376    $155,191,712
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Premier Equity II Fund, formerly Value II Fund, (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $1,858.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $248,186 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $144,124, $490,012 and $215,931, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During year ended December 31, 2002, AIM Distributors retained $20,052 in front-end sales commissions from the sale of Class A shares and $3,791, $0, and $5,330 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,838 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,869 and reductions in custodian fees of $18 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,887.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $2,432,388 were on loan to brokers. The loans were secured by cash collateral of $2,478,034 received by the Fund and invested subsequently in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2002, the Fund received fees of $19,254 for securities lending.

NOTE 7--FUTURES CONTRACTS

On December 31, 2002, $115,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                                   UNREALIZED
                        NO. OF        MONTH/          MARKET      APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
S&P 500 Index              7       Mar. 03/Long     $1,538,075      $(47,292)
_______________________________________________________________________________
===============================================================================

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       --       $     --
---------------------------------------------------------
Written                                380         69,658
---------------------------------------------------------
Closed                                (380)       (69,658)
=========================================================
End of year                             --       $     --
_________________________________________________________
=========================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended 2002 and 2001 were as follows:

                                          2002        2001
------------------------------------------------------------
Distributions paid from ordinary
  income                                $     --    $109,122
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $ (7,120,391)
-----------------------------------------------------------
Temporary book/tax differences                      (14,266)
-----------------------------------------------------------
Capital loss carryforward                       (77,528,358)
-----------------------------------------------------------
Post-October capital loss deferral                 (616,766)
-----------------------------------------------------------
Shares of beneficial interest                   161,421,157
===========================================================
                                               $ 76,141,376
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $40,823,682
----------------------------------------------------------
December 31, 2010                              36,704,676
==========================================================
                                              $77,528,358
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $65,549,424 and $95,301,314, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $  4,898,212
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (12,018,603)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ (7,120,391)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $86,199,155.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses on December 31, 2002, undistributed net investment income
(loss) was increased by $1,616,186, undistributed net realized gains (losses) increased by $363 and shares of beneficial interest decreased by $1,616,549. This reclassification had no effect on the net assets of the Fund.


NOTE 12--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,076,445    $  6,447,123     5,985,549    $ 48,356,484
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        960,623       5,706,122     5,412,852      43,258,374
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        455,967       2,722,417     2,272,059      18,177,771
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        11,649          78,507
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         2,749          18,379
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         1,235           8,260
======================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                        101,565         589,137            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (102,385)       (589,137)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (3,775,111)    (21,765,648)   (4,256,465)    (32,295,823)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,408,797)    (19,442,790)   (3,057,696)    (22,278,168)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,861,996)    (10,446,247)   (1,532,565)    (11,283,152)
======================================================================================================================
                                                              (6,553,689)   $(36,779,023)    4,839,367    $ 44,040,632
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                                --------------------------------------------
                                                                                            AUGUST 31, 2000
                                                                     YEAR ENDED             (DATE OPERATIONS
                                                                    DECEMBER 31,             COMMENCED) TO
                                                                ---------------------         DECEMBER 31,
                                                                 2002          2001               2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  7.06       $  8.64           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)(a)     (0.04)            (0.00)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.05)        (1.53)            (1.35)
============================================================================================================
    Total from investment operations                              (2.11)        (1.57)            (1.35)
============================================================================================================
Less distributions:
  Dividends from net investment income                               --         (0.01)               --
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         (0.00)            (0.01)
============================================================================================================
    Total distributions                                              --         (0.01)            (0.01)
============================================================================================================
Net asset value, end of period                                  $  4.95       $  7.06           $  8.64
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (29.89)%      (18.17)%          (13.49)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $27,499       $57,591           $55,409
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.70%(c)      1.52%             1.40%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.70%(c)      1.54%             2.00%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.04)%(c)    (0.56)%            0.10%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                              63%           67%               13%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $41,178,357.
(d)  Annualized.

                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                              AUGUST 31,
                                                                                                 2000
                                                                      YEAR ENDED           (DATE OPERATIONS
                                                                     DECEMBER 31,           COMMENCED) TO
                                                                -----------------------      DECEMBER 31,
                                                                 2002            2001            2000
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  7.00         $  8.61        $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.10)(a)       (0.09)         (0.02)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.02)          (1.52)         (1.36)
===========================================================================================================
    Total from investment operations                              (2.12)          (1.61)         (1.38)
===========================================================================================================
Less distributions from net realized gains                           --           (0.00)         (0.01)
===========================================================================================================
Net asset value, end of period                                  $  4.88         $  7.00        $  8.61
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  (30.29)%        (18.68)%       (13.79)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $34,596         $67,571        $62,792
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.35%(c)        2.18%          2.10%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.35%(c)        2.20%          2.70%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets       (1.69)%(c)      (1.22)%        (0.60)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                              63%             67%            13%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $49,001,209.
(d)  Annualized.

                                                                                  CLASS C
                                                                --------------------------------------------
                                                                                               AUGUST 31,
                                                                                                  2000
                                                                     YEAR ENDED             (DATE OPERATIONS
                                                                    DECEMBER 31,             COMMENCED) TO
                                                                ---------------------         DECEMBER 31,
                                                                 2002          2001               2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  7.00       $  8.62           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.10)(a)     (0.09)            (0.02)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.03)        (1.53)            (1.35)
============================================================================================================
    Total from investment operations                              (2.13)        (1.62)            (1.37)
============================================================================================================
Less distributions from net realized gains                           --         (0.00)            (0.01)
============================================================================================================
Net asset value, end of period                                  $  4.87       $  7.00           $  8.62
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (30.43)%      (18.77)%          (13.69)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $14,046       $30,030           $30,557
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.35%(c)      2.18%             2.10%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.35%(c)      2.20%             2.70%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.69)%(c)    (1.22)%           (0.60)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                              63%           67%               13%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $21,593,138.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Select Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Select Equity Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.17%

ADVERTISING-2.56%

Interpublic Group of Cos., Inc. (The)                     375,100   $  5,281,408
--------------------------------------------------------------------------------
Lamar Advertising Co.(a)                                  162,100      5,454,665
--------------------------------------------------------------------------------
Omnicom Group Inc.                                         31,200      2,015,520
================================================================================
                                                                      12,751,593
================================================================================

AEROSPACE & DEFENSE-0.98%

Honeywell International Inc.                               53,600      1,286,400
--------------------------------------------------------------------------------
Mercury Computer Systems, Inc.(a)                         100,400      3,064,208
--------------------------------------------------------------------------------
United Technologies Corp.                                   8,400        520,296
================================================================================
                                                                       4,870,904
================================================================================

AIR FREIGHT & LOGISTICS-0.65%

C.H. Robinson Worldwide, Inc.                              45,200      1,410,240
--------------------------------------------------------------------------------
Expeditors International of Washington, Inc.               56,700      1,851,255
================================================================================
                                                                       3,261,495
================================================================================

APPAREL RETAIL-3.28%

Gap, Inc. (The)                                           521,400      8,092,128
--------------------------------------------------------------------------------
Ross Stores, Inc.                                         194,200      8,232,138
================================================================================
                                                                      16,324,266
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.31%

Coach, Inc.(a)                                             46,800      1,540,656
================================================================================

APPLICATION SOFTWARE-0.89%

J. D. Edwards & Co.(a)                                    197,300      2,225,544
--------------------------------------------------------------------------------
National Instruments Corp.(a)                              68,000      2,209,320
================================================================================
                                                                       4,434,864
================================================================================

AUTO PARTS & EQUIPMENT-0.32%

Gentex Corp.(a)                                            50,800      1,607,312
================================================================================

BANKS-4.49%

Bank of America Corp.                                      25,700      1,787,949
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                          105,000      2,515,800
--------------------------------------------------------------------------------
Bank One Corp.                                            255,200      9,327,560
--------------------------------------------------------------------------------
Charter One Financial, Inc.                                22,900        657,917
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                 36,000      1,177,200
--------------------------------------------------------------------------------
Synovus Financial Corp.                                   175,100      3,396,940
--------------------------------------------------------------------------------
TCF Financial Corp.                                        34,800      1,520,412
--------------------------------------------------------------------------------
U.S. Bancorp                                               94,100      1,996,802
================================================================================
                                                                      22,380,580
================================================================================

BIOTECHNOLOGY-1.03%

Gilead Sciences, Inc.(a)                                  150,400      5,113,600
================================================================================

BROADCASTING & CABLE TV-0.12%

Comcast Corp.-Class A(a)                                   24,812        584,819
================================================================================

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

BUILDING PRODUCTS-2.34%

American Standard Cos. Inc.(a)                            106,900   $  7,604,866
--------------------------------------------------------------------------------
Masco Corp.                                               193,200      4,066,860
================================================================================
                                                                      11,671,726
================================================================================

CASINOS & GAMBLING-0.24%

Harrah's Entertainment, Inc.(a)                            30,800      1,219,680
================================================================================

COMPUTER & ELECTRONICS RETAIL-0.63%

CDW Computer Centers, Inc.(a)                              71,500      3,135,275
================================================================================

COMPUTER HARDWARE-0.89%

Dell Computer Corp.(a)                                    166,600      4,454,884
================================================================================

CONSTRUCTION & ENGINEERING-0.44%

Jacobs Engineering Group Inc.(a)                           61,800      2,200,080
================================================================================

CONSTRUCTION MATERIALS-0.26%

Florida Rock Industries, Inc.                              33,600      1,278,480
================================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.09%

AGCO Corp.(a)                                              20,000        442,000
================================================================================

CONSUMER ELECTRONICS-0.40%

Koninklijke (Royal) Philips Electronics N.V.-New York
  Shares (Netherlands)                                    113,607      2,008,572
================================================================================

CONSUMER FINANCE-0.14%

MBNA Corp.                                                 37,400        711,348
================================================================================

DATA PROCESSING SERVICES-4.58%

BISYS Group, Inc. (The)(a)                                 99,800      1,586,820
--------------------------------------------------------------------------------
Ceridian Corp.(a)                                         492,300      7,098,966
--------------------------------------------------------------------------------
Certegy Inc.(a)                                            88,400      2,170,220
--------------------------------------------------------------------------------
Convergys Corp.(a)                                        106,100      1,607,415
--------------------------------------------------------------------------------
DST Systems, Inc.(a)                                       91,900      3,267,045
--------------------------------------------------------------------------------
First Data Corp.                                          142,700      5,053,007
--------------------------------------------------------------------------------
Fiserv, Inc.(a)                                            59,000      2,003,050
================================================================================
                                                                      22,786,523
================================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.61%

Coinstar, Inc.(a)                                          66,100      1,497,165
--------------------------------------------------------------------------------
H&R Block, Inc.                                           123,000      4,944,600
--------------------------------------------------------------------------------
Pittston Brink's Group                                     84,400      1,559,712
================================================================================
                                                                       8,001,477
================================================================================

DIVERSIFIED FINANCIAL SERVICES-5.56%

Affiliated Managers Group, Inc.(a)                         19,700        990,910
--------------------------------------------------------------------------------
Charter Municipal Mortgage Acceptance Co.                 108,600      1,886,382
--------------------------------------------------------------------------------
Citigroup Inc.                                            202,600      7,129,494
--------------------------------------------------------------------------------
Freddie Mac                                                93,000      5,491,650
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                   147,900      3,549,600
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                              24,100      1,284,289
--------------------------------------------------------------------------------

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Merrill Lynch & Co., Inc.                                 134,700   $  5,111,865
--------------------------------------------------------------------------------
Morgan Stanley                                             55,600      2,219,552
================================================================================
                                                                      27,663,742
================================================================================

DIVERSIFIED METALS & MINING-0.22%

Arch Coal, Inc.                                            49,800      1,075,182
================================================================================

DRUG RETAIL-0.70%

CVS Corp.                                                 121,500      3,033,855
--------------------------------------------------------------------------------
Walgreen Co.                                               16,000        467,040
================================================================================
                                                                       3,500,895
================================================================================

ELECTRIC UTILITIES-0.82%

FirstEnergy Corp.                                          46,000      1,516,620
--------------------------------------------------------------------------------
PG&E Corp.(a)                                             184,800      2,568,720
================================================================================
                                                                       4,085,340
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.22%

Rockwell Automation, Inc.                                  53,100      1,099,701
================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.22%

Amphenol Corp.-Class A(a)                                  20,300        771,400
--------------------------------------------------------------------------------
Celestica Inc. (Canada)(a)                                226,900      3,199,290
--------------------------------------------------------------------------------
Cognex Corp.(a)                                            26,300        484,709
--------------------------------------------------------------------------------
Diebold, Inc.                                              43,900      1,809,558
--------------------------------------------------------------------------------
Global Imaging Systems, Inc.(a)                           155,200      2,852,576
--------------------------------------------------------------------------------
Mettler-Toledo International Inc. (Switzerland)(a)         36,700      1,176,602
--------------------------------------------------------------------------------
Tektronix, Inc.(a)                                        106,800      1,942,692
--------------------------------------------------------------------------------
Thermo Electron Corp.(a)                                   52,000      1,046,240
--------------------------------------------------------------------------------
Waters Corp.(a)                                           125,600      2,735,568
================================================================================
                                                                      16,018,635
================================================================================

EMPLOYMENT SERVICES-0.25%

Robert Half International Inc.(a)                          76,600      1,234,026
================================================================================

ENVIRONMENTAL SERVICES-2.12%

Republic Services, Inc.(a)                                 23,300        488,834
--------------------------------------------------------------------------------
Waste Connections, Inc.(a)                                 57,800      2,231,658
--------------------------------------------------------------------------------
Waste Management, Inc.                                    341,900      7,836,348
================================================================================
                                                                      10,556,840
================================================================================

FOOD RETAIL-0.93%

Kroger Co. (The)(a)                                       299,600      4,628,820
================================================================================

FOREST PRODUCTS-0.47%

Louisiana-Pacific Corp.(a)                                287,500      2,317,250
================================================================================

GENERAL MERCHANDISE STORES-1.21%

Target Corp.                                              201,100      6,033,000
================================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.86%

Apria Healthcare Group Inc.(a)                             67,600      1,503,424
--------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                   75,000      3,603,000
--------------------------------------------------------------------------------

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS & SERVICES-(CONTINUED)

IMS Health Inc.                                           141,700   $  2,267,200
--------------------------------------------------------------------------------
Lincare Holdings Inc.(a)                                   31,600        999,192
--------------------------------------------------------------------------------
MAXIMUS, Inc.(a)                                           55,500      1,448,550
--------------------------------------------------------------------------------
McKesson Corp.                                             68,900      1,862,367
--------------------------------------------------------------------------------
Renal Care Group, Inc.(a)                                  80,400      2,543,856
================================================================================
                                                                      14,227,589
================================================================================

HEALTH CARE EQUIPMENT-3.56%

Bard (C.R.), Inc.                                          90,200      5,231,600
--------------------------------------------------------------------------------
Biomet, Inc.                                              141,000      4,041,060
--------------------------------------------------------------------------------
Cyberonics, Inc.(a)                                        62,017      1,141,113
--------------------------------------------------------------------------------
Cytyc Corp.(a)                                            175,100      1,786,020
--------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                   126,000      3,790,080
--------------------------------------------------------------------------------
STERIS Corp.(a)                                            72,100      1,748,425
================================================================================
                                                                      17,738,298
================================================================================

HEALTH CARE FACILITIES-1.33%

HCA Inc.                                                   79,100      3,282,650
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                              111,800      3,346,286
================================================================================
                                                                       6,628,936
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.30%

Starwood Hotels & Resorts Worldwide, Inc.                  62,700      1,488,498
================================================================================

HOUSEHOLD APPLIANCES-0.18%

Black & Decker Corp. (The)                                 20,700        887,823
================================================================================

HOUSEHOLD PRODUCTS-1.42%

Dial Corp. (The)                                          148,800      3,031,056
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                 47,000      4,039,180
================================================================================
                                                                       7,070,236
================================================================================

INDUSTRIAL CONGLOMERATES-1.63%

General Electric Co.                                       99,900      2,432,565
--------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                         334,100      5,706,428
================================================================================
                                                                       8,138,993
================================================================================

INDUSTRIAL GASES-0.59%

Airgas, Inc.(a)                                           170,500      2,941,125
================================================================================

INDUSTRIAL MACHINERY-1.99%

Illinois Tool Works Inc.                                    8,900        577,254
--------------------------------------------------------------------------------
ITT Industries, Inc.                                       87,700      5,322,513
--------------------------------------------------------------------------------
Kennametal Inc.                                            32,600      1,124,048
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                      22,600      1,042,538
--------------------------------------------------------------------------------
Pentair, Inc.                                              34,800      1,202,340
--------------------------------------------------------------------------------
SPX Corp.(a)                                               17,100        640,395
================================================================================
                                                                       9,909,088
================================================================================

INSURANCE BROKERS-0.09%

Marsh & McLennan Cos., Inc.                                10,200        471,342
================================================================================

INTEGRATED OIL & GAS-0.42%

Occidental Petroleum Corp.                                 74,000      2,105,300
================================================================================

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.28%

AT&T Corp.                                                 15,340   $    400,527
--------------------------------------------------------------------------------
BellSouth Corp.                                            38,200        988,234
================================================================================
                                                                       1,388,761
================================================================================

INTERNET RETAIL-0.15%

eBay Inc.(a)                                               10,700        725,674
================================================================================

INTERNET SOFTWARE & SERVICES-0.79%

Overture Services, Inc.(a)                                 89,400      2,441,514
--------------------------------------------------------------------------------
Websense, Inc.(a)                                          70,300      1,501,678
================================================================================
                                                                       3,943,192
================================================================================

IT CONSULTING & SERVICES-2.27%

Manhattan Associates, Inc.(a)                              72,900      1,724,814
--------------------------------------------------------------------------------
Acxiom Corp.(a)                                            64,200        987,396
--------------------------------------------------------------------------------
CACI International Inc.-Class A(a)                         48,700      1,735,668
--------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                              236,300      5,567,228
--------------------------------------------------------------------------------
Titan Corp. (The)(a)                                      125,500      1,305,200
================================================================================
                                                                      11,320,306
================================================================================

LEISURE PRODUCTS-1.28%

Brunswick Corp.                                            87,400      1,735,764
--------------------------------------------------------------------------------
Mattel, Inc.                                              209,000      4,002,350
--------------------------------------------------------------------------------
Racing Champions Ertl Corp.(a)                             46,900        640,185
================================================================================
                                                                       6,378,299
================================================================================

LIFE & HEALTH INSURANCE-0.71%

UnumProvident Corp.                                       201,000      3,525,540
================================================================================

MANAGED HEALTH CARE-1.88%

Aetna Inc.                                                 31,300      1,287,056
--------------------------------------------------------------------------------
Caremark Rx, Inc.(a)                                       66,500      1,080,625
--------------------------------------------------------------------------------
First Health Group Corp.(a)                                52,600      1,280,810
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                    68,200      5,694,700
================================================================================
                                                                       9,343,191
================================================================================

METAL & GLASS CONTAINERS-0.18%

Pactiv Corp.(a)                                            41,000        896,260
================================================================================

MOVIES & ENTERTAINMENT-1.60%

Macrovision Corp.(a)                                      127,600      2,046,704
--------------------------------------------------------------------------------
Viacom Inc.-Class B(a)                                     72,800      2,967,328
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                     179,700      2,930,907
================================================================================
                                                                       7,944,939
================================================================================

MULTI-LINE INSURANCE-0.64%

American Financial Group, Inc.                             27,800        641,346
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                              103,900      2,555,940
================================================================================
                                                                       3,197,286
================================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.88%

Duke Energy Corp.                                          95,200      1,860,208
--------------------------------------------------------------------------------

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER-(CONTINUED)

MDU Resources Group, Inc.                                  97,200   $  2,508,732
================================================================================
                                                                       4,368,940
================================================================================

NETWORKING EQUIPMENT-0.95%

Avocent Corp.(a)                                           95,800      2,128,676
--------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                     77,400      1,013,940
--------------------------------------------------------------------------------
McDATA Corp.-Class A(a)                                   220,700      1,566,970
================================================================================
                                                                       4,709,586
================================================================================

OFFICE ELECTRONICS-0.23%

Zebra Technologies Corp.-Class A(a)                        20,400      1,168,920
================================================================================

OIL & GAS DRILLING-3.03%

ENSCO International Inc.                                  187,800      5,530,710
--------------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)                       41,000      1,446,070
--------------------------------------------------------------------------------
Transocean Inc.                                           306,500      7,110,800
--------------------------------------------------------------------------------
Varco International, Inc.(a)                               56,800        988,320
================================================================================
                                                                      15,075,900
================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.60%

Baker Hughes Inc.                                          15,700        505,383
--------------------------------------------------------------------------------
BJ Services Co.(a)                                         63,700      2,058,147
--------------------------------------------------------------------------------
Cooper Cameron Corp.(a)                                    37,300      1,858,286
--------------------------------------------------------------------------------
FMC Technologies, Inc.(a)                                 165,200      3,375,036
--------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                            37,400      1,574,166
--------------------------------------------------------------------------------
Smith International, Inc.(a)                               57,900      1,888,698
--------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)                42,400      1,693,032
================================================================================
                                                                      12,952,748
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.73%

Apache Corp.                                               37,420      2,132,566
--------------------------------------------------------------------------------
Westport Resources Corp.(a)                                72,300      1,503,840
================================================================================
                                                                       3,636,406
================================================================================

PACKAGED FOODS & MEATS-0.86%

ConAgra Foods, Inc.                                       110,000      2,751,100
--------------------------------------------------------------------------------
Sara Lee Corp.                                             68,600      1,544,186
================================================================================
                                                                       4,295,286
================================================================================

PHARMACEUTICALS-4.62%

Allergan, Inc.                                             26,100      1,503,882
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                               29,300      2,877,846
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)                   151,400      7,520,038
--------------------------------------------------------------------------------
Pfizer Inc.                                               223,000      6,817,110
--------------------------------------------------------------------------------
Pharmacia Corp.                                            18,400        769,120
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                            54,600      1,543,542
--------------------------------------------------------------------------------
Wyeth                                                      53,000      1,982,200
================================================================================
                                                                      23,013,738
================================================================================

PHOTOGRAPHIC PRODUCTS-0.10%

Eastman Kodak Co.                                          14,600        511,584
================================================================================

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-2.04%

ACE LTD. (CAYMAN ISLANDS)                                 243,200   $  7,135,488
--------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                26,700      1,501,608
--------------------------------------------------------------------------------
Radian Group Inc.                                          41,500      1,541,725
================================================================================
                                                                      10,178,821
================================================================================

PUBLISHING-0.31%

Getty Images, Inc.(a)                                      50,600      1,545,830
================================================================================

RAILROADS-0.34%

Genesee & Wyoming Inc.-Class A(a)                          57,300      1,166,055
--------------------------------------------------------------------------------
Union Pacific Corp.                                         8,600        514,882
================================================================================
                                                                       1,680,937
================================================================================

REAL ESTATE-0.24%

Anworth Mortgage Asset Corp.                               95,600      1,201,692
================================================================================

REINSURANCE-0.20%

Everest Re Group, Ltd. (Bermuda)                           18,200      1,006,460
================================================================================

RESTAURANTS-1.00%

CBRL Group, Inc.                                           84,600      2,548,998
--------------------------------------------------------------------------------
Jack in the Box Inc.(a)                                    73,500      1,270,815
--------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                   33,200      1,143,408
================================================================================
                                                                       4,963,221
================================================================================

SEMICONDUCTOR EQUIPMENT-1.72%

Applied Materials, Inc.(a)                                195,300      2,544,759
--------------------------------------------------------------------------------
Novellus Systems, Inc.(a)(b)                              213,500      5,995,080
================================================================================
                                                                       8,539,839
================================================================================

SEMICONDUCTORS-2.33%

Actel Corp.(a)                                             66,400      1,077,008
--------------------------------------------------------------------------------
DSP Group, Inc.(a)                                        136,300      2,156,266
--------------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)                      52,100        436,077
--------------------------------------------------------------------------------
Intel Corp.                                               187,300      2,916,261
--------------------------------------------------------------------------------
Microchip Technology Inc.                                 113,200      2,767,740
--------------------------------------------------------------------------------
Xilinx, Inc.(a)                                           109,700      2,259,820
================================================================================
                                                                      11,613,172
================================================================================

SOFT DRINKS-1.13%

PepsiCo, Inc.                                             133,200      5,623,704
================================================================================

SPECIALTY CHEMICALS-0.24%

Rohm & Haas Co.                                            36,400      1,182,272
================================================================================

                                                                       MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

SPECIALTY STORES-1.96%

Office Depot, Inc.(a)                                     191,400   $  2,825,064
--------------------------------------------------------------------------------
Regis Corp.                                                67,800      1,762,122
--------------------------------------------------------------------------------
Staples, Inc.(a)                                          109,700      2,007,510
--------------------------------------------------------------------------------
Tractor Supply Co.(a)                                      12,300        462,480
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                   99,100      2,690,565
================================================================================
                                                                       9,747,741
================================================================================

SYSTEMS SOFTWARE-3.75%

Computer Associates International, Inc.                   499,000      6,736,500
--------------------------------------------------------------------------------
Microsoft Corp.(a)                                        192,600      9,957,420
--------------------------------------------------------------------------------
Oracle Corp.(a)                                           182,300      1,968,840
================================================================================
                                                                      18,662,760
================================================================================

TELECOMMUNICATIONS EQUIPMENT-1.79%

Advanced Fibre Communications, Inc.(a)                    307,800      5,134,104
--------------------------------------------------------------------------------
Inter-Tel, Inc.                                            49,400      1,032,954
--------------------------------------------------------------------------------
Motorola, Inc.                                            125,500      1,085,575
--------------------------------------------------------------------------------
UTStarcom, Inc.(a)                                         82,800      1,641,924
================================================================================
                                                                       8,894,557
================================================================================
    Total Common Stocks & Other Equity Interests (Cost
      $507,825,117)                                                  483,838,355
================================================================================

MONEY MARKET FUNDS-3.30%

STIC Liquid Assets Portfolio(c)                         8,219,451      8,219,451
--------------------------------------------------------------------------------
STIC Prime Portfolio(c)                                 8,219,451      8,219,451
================================================================================
    Total Money Market Funds (Cost $(16,438,902))                     16,438,902
================================================================================
TOTAL INVESTMENTS-100.47% (excluding investments
  purchased with cash collateral from securities
  loans) (Cost $524,264,019)                                         500,277,257
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANS

MONEY MARKET FUNDS-0.98%

STIC Liquid Assets Portfolio(c)(d)                      4,872,000      4,872,000
================================================================================
    Total Money Market Funds (purchased with cash
      collateral from securities loans)
      (Cost $4,872,000)                                                4,872,000
================================================================================
TOTAL INVESTMENTS-101.45% (Cost $529,136,019)                        505,149,257
================================================================================
OTHER ASSETS LESS LIABILITIES-(1.45%)                                 (7,215,959)
================================================================================
NET ASSETS-100.00%                                                  $497,933,298
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost $529,136,019)*                  $505,149,257
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    9,136,747
-------------------------------------------------------------------------------
  Fund shares sold                                                      289,959
-------------------------------------------------------------------------------
  Dividends                                                             519,589
-------------------------------------------------------------------------------
  Investment for deferred compensation plan                              56,844
-------------------------------------------------------------------------------
Other assets                                                             28,062
===============================================================================
    Total assets                                                    515,180,458
_______________________________________________________________________________
===============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                               8,459,845
-------------------------------------------------------------------------------
  Fund shares reacquired                                              2,955,309
-------------------------------------------------------------------------------
  Options written (premiums received $17,199)                             2,000
-------------------------------------------------------------------------------
  Deferred compensation plan                                             56,844
-------------------------------------------------------------------------------
  Collateral upon return of securities loaned                         4,872,000
-------------------------------------------------------------------------------
Accrued distribution fees                                               512,181
-------------------------------------------------------------------------------
Accrued transfer agent fees                                             290,813
-------------------------------------------------------------------------------
Accrued operating expenses                                               98,168
===============================================================================
    Total liabilities                                                17,247,160
===============================================================================
Net assets applicable to shares outstanding                        $497,933,298
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Class A                                                            $250,665,656
_______________________________________________________________________________
===============================================================================
Class B                                                            $214,709,202
_______________________________________________________________________________
===============================================================================
Class C                                                            $ 32,558,440
_______________________________________________________________________________
===============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                              20,942,447
_______________________________________________________________________________
===============================================================================
Class B                                                              19,776,252
_______________________________________________________________________________
===============================================================================
Class C                                                               3,002,760
_______________________________________________________________________________
===============================================================================
Class A:
  Net asset value per share                                        $      11.97
-------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.97 divided by 94.50%)                  $      12.67
_______________________________________________________________________________
===============================================================================
Class B:
  Net asset value and offering price per share                     $      10.86
_______________________________________________________________________________
===============================================================================
Class C:
  Net asset value and offering price per share                     $      10.84
_______________________________________________________________________________
===============================================================================

* At December 31, 2002, securities with an aggregate market value of $4,683,616 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $21,102)             $   5,260,823
-------------------------------------------------------------------------------
Dividends from affiliated money market funds                            553,341
-------------------------------------------------------------------------------
Interest                                                                 40,975
-------------------------------------------------------------------------------
Security lending income                                                  50,579
===============================================================================
    Total investment income                                           5,905,718
===============================================================================

EXPENSES:

Advisory fees                                                         4,526,857
-------------------------------------------------------------------------------
Administrative services fees                                            140,339
-------------------------------------------------------------------------------
Custodian fees                                                           75,226
-------------------------------------------------------------------------------
Distribution fees -- Class A                                            806,652
-------------------------------------------------------------------------------
Distribution fees -- Class B                                          3,142,790
-------------------------------------------------------------------------------
Distribution fees -- Class C                                            453,574
-------------------------------------------------------------------------------
Transfer agent fees                                                   2,244,667
-------------------------------------------------------------------------------
Trustees' fees                                                           12,350
-------------------------------------------------------------------------------
Other                                                                   299,054
===============================================================================
    Total expenses                                                   11,701,509
===============================================================================
Less: Fees waived                                                        (5,546)
-------------------------------------------------------------------------------
    Expenses paid indirectly                                            (11,237)
===============================================================================
    Net expenses                                                     11,684,726
===============================================================================
Net investment income (loss)                                         (5,779,008)
===============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                            (160,402,682)
-------------------------------------------------------------------------------
  Futures contracts                                                    (301,395)
===============================================================================
                                                                   (160,704,077)
===============================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                             (82,244,415)
-------------------------------------------------------------------------------
  Option contracts written                                               15,199
===============================================================================
                                                                    (82,229,216)
===============================================================================
Net gain (loss) from investment securities, futures contracts
  and option contracts                                             (242,933,293)
===============================================================================
Net increase (decrease) in net assets resulting from operations   $(248,712,301)
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.
                                       FS-121

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                     2002              2001
--------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                   $  (5,779,008)   $   (8,768,266)
--------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities and futures contracts              (160,704,077)      (63,074,168)
--------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities and
    option contracts                               (82,229,216)     (268,042,127)
================================================================================
    Net increase (decrease) in net assets
     resulting from operations                    (248,712,301)     (339,884,561)
================================================================================
Distributions to shareholders from net realized
  gains:
  Class A                                                   --          (302,937)
--------------------------------------------------------------------------------
  Class B                                                   --          (357,522)
--------------------------------------------------------------------------------
  Class C                                                   --           (50,347)
--------------------------------------------------------------------------------
Share transactions-net:
  Class A                                          (29,981,711)        6,643,157
--------------------------------------------------------------------------------
  Class B                                         (101,502,496)      (51,890,759)
--------------------------------------------------------------------------------
  Class C                                           (9,762,755)        8,259,467
================================================================================
    Net increase (decrease) in net assets         (389,959,263)     (377,583,502)
================================================================================

NET ASSETS:

  Beginning of year                                887,892,561     1,265,476,063
================================================================================
  End of year                                    $ 497,933,298    $  887,892,561
________________________________________________________________________________
================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $ 752,611,725    $  899,675,016
--------------------------------------------------------------------------------
  Undistributed net investment income (loss)           (65,559)         (102,880)
--------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities and futures contracts   (230,641,305)      (69,937,228)
--------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of
    investment securities and option contracts     (23,971,563)       58,257,653
================================================================================
                                                 $ 497,933,298    $  887,892,561
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $5,546.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $140,339 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $1,355,845 for such services.

  The Trust has entered into master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $806,652, $3,142,790 and $453,574, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $69,411 in front-end sales commissions from the sale of Class A shares and $10,808, $0 and $8,145 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $3,994 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $11,186 and reductions in custodian fees of $51 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $11,237.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $4,683,616 were on loan to brokers. The loans were secured by cash collateral of $4,872,000 received by the Fund and subsequently invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2002, the Fund received fees of $50,579 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       --       $    --
---------------------------------------------------------
Written                                400        17,199
=========================================================
End of year                            400       $17,199
_________________________________________________________
=========================================================


  Open call options written as of December 31, 2002 are as follows:

                                      NUMBER               DECEMBER 31,
                 CONTRACT   STRIKE      OF      PREMIUMS       2002        UNREALIZED
ISSUE             MONTH     PRICE    CONTRACT   RECEIVED   MARKET VALUE   APPRECIATION
--------------------------------------------------------------------------------------
Novellus
  Systems, Inc.   Jan-03     $38        400     $17,199       $2,000        $15,199
______________________________________________________________________________________
======================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                     2002      2001
-----------------------------------------------------
Distributions paid from long-term
  capital gain                       $--     $710,806
_____________________________________________________
=====================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $ (26,059,464)
------------------------------------------------------------
Temporary book/tax differences                      (100,313)
------------------------------------------------------------
Capital loss carryforward                       (167,449,465)
------------------------------------------------------------
Post-October capital loss deferral               (61,069,185)
------------------------------------------------------------
Shares of beneficial interest                    752,611,725
============================================================
                                               $ 497,933,298
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, deferral of losses on straddles and the treatment of partnership interests for tax purposes. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on options contracts written of $15,199.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $ 47,261,707
----------------------------------------------------------
December 31, 2010                              120,187,758
==========================================================
                                              $167,449,465
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $561,747,446 and $701,117,200, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 42,015,331
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (68,089,994)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(26,074,663)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $531,223,920.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES


As a result of differing book/tax treatment of net operating losses and other items, on December 31, 2002, undistributed net investment income was increased by $5,816,329 and shares of beneficial interest was decreased by $5,816,329. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                           2001
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       4,095,378    $  59,894,387     6,672,144    $ 124,637,977
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,801,311       23,788,330     4,452,066       77,747,707
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         630,709        8,316,201     1,686,037       28,895,794
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --        17,383          291,047
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --        21,814          329,884
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --         3,040           46,562
=========================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                       1,319,880       19,006,319            --               --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,446,033)     (19,006,319)           --               --
=========================================================================================================================
Reacquired:
  Class A                                                      (7,806,746)    (108,882,417)   (6,609,149)    (118,285,867)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (8,382,431)    (106,284,507)   (8,062,270)    (129,968,351)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,436,948)     (18,078,956)   (1,300,657)     (20,682,889)
=========================================================================================================================
                                                              (11,224,880)   $(141,246,962)   (3,119,592)   $ (36,988,136)
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A
                                            -----------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                              2002             2001            2000           1999            1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  17.00          $  22.88        $  26.23       $  19.35         $  15.67
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.06)(a)         (0.08)(a)       (0.01)(a)      (0.06)           (0.04)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (4.97)            (5.79)          (0.44)          8.00             4.24
=========================================================================================================================
    Total from investment operations           (5.03)            (5.87)          (0.45)          7.94             4.20
=========================================================================================================================
Less distributions from net realized gains        --             (0.01)          (2.90)         (1.06)           (0.52)
=========================================================================================================================
Net asset value, end of period              $  11.97          $  17.00        $  22.88       $  26.23         $  19.35
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                               (29.59)%          (25.64)%         (1.77)%        41.48%           27.09%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $250,666          $396,779        $532,042       $461,628         $320,143
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets         1.32%(c)          1.24%           1.07%          1.09%            1.11%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.45)%(c)        (0.45)%         (0.02)%        (0.31)%          (0.22)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                           86%              117%             56%            31%              68%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $322,660,668.


                                                                                           CLASS B
                                                             --------------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                               2002           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  15.54       $  21.07       $  24.57       $  18.33       $  14.98
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)(a)      (0.20)(a)      (0.22)(a)      (0.23)(a)      (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.52)         (5.32)         (0.38)          7.53           4.04
=================================================================================================================================
    Total from investment operations                            (4.68)         (5.52)         (0.60)          7.30           3.87
=================================================================================================================================
Less distributions from net realized gains                         --          (0.01)         (2.90)         (1.06)         (0.52)
=================================================================================================================================
Net asset value, end of period                               $  10.86       $  15.54       $  21.07       $  24.57       $  18.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                (30.12)%       (26.19)%        (2.50)%        40.29%         26.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $214,709       $432,002       $661,445       $592,555       $428,002
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          2.07%(c)       2.00%          1.84%          1.90%          1.93%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.20)%(c)     (1.21)%        (0.80)%        (1.12)%        (1.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            86%           117%            56%            31%            68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $314,279,004.


                                                                                         CLASS C
                                                              --------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.52       $ 21.05       $ 24.55       $ 18.32       $14.98
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)(a)     (0.20)(a)     (0.22)(a)     (0.23)(a)    (0.17)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.52)        (5.32)        (0.38)         7.52         4.03
============================================================================================================================
    Total from investment operations                            (4.68)        (5.52)        (0.60)         7.29         3.86
============================================================================================================================
Less distributions from net realized gains                         --         (0.01)        (2.90)        (1.06)       (0.52)
============================================================================================================================
Net asset value, end of period                                $ 10.84       $ 15.52       $ 21.05       $ 24.55       $18.32
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                (30.15)%      (26.21)%       (2.50)%       40.26%       26.07%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $32,558       $59,112       $71,989       $25,275       $8,501
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.07%(c)      2.00%         1.84%         1.90%        1.93%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.20)%(c)    (1.21)%       (0.80)%       (1.12)%      (1.04)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            86%          117%           56%           31%          68%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $45,357,396.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Small Cap Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Small Cap Equity Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-82.49%

AGRICULTURAL PRODUCTS-0.92%

Delta & Pine Land Co.                           126,600    $  2,583,906
=======================================================================

AIR FREIGHT & LOGISTICS-2.14%

Pacer International, Inc.(a)                    218,600       2,907,380
-----------------------------------------------------------------------
UTI Worldwide, Inc.                             118,700       3,115,875
=======================================================================
                                                              6,023,255
=======================================================================

AIRLINES-1.48%

AirTran Holdings, Inc.(a)                       290,100       1,131,390
-----------------------------------------------------------------------
ExpressJet Holdings, Inc.(a)                    297,100       3,045,275
=======================================================================
                                                              4,176,665
=======================================================================

APPAREL RETAIL-0.84%

Charlotte Russe Holding Inc.(a)                 222,600       2,361,786
=======================================================================

APPLICATION SOFTWARE-3.90%

Fair, Issac and Co., Inc.                        82,641       3,528,771
-----------------------------------------------------------------------
J. D. Edwards & Co.(a)                          215,200       2,427,456
-----------------------------------------------------------------------
National Instruments Corp.(a)                   109,100       3,544,659
-----------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A            57,600       1,467,072
=======================================================================
                                                             10,967,958
=======================================================================

BANKS-2.10%

East West Bancorp., Inc.                         84,400       3,045,152
-----------------------------------------------------------------------
Franklin Bancorp., Inc. (Acquired 10/29/02;
  Cost $1,350,000)(a)(b)                        135,000       1,350,000
-----------------------------------------------------------------------
TierOne Corp.(a)                                100,000       1,516,000
=======================================================================
                                                              5,911,152
=======================================================================

BROADCASTING & CABLE TV-1.54%

Emmis Communications Corp.-Class A(a)           124,500       2,593,335
-----------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)     174,900       1,745,502
=======================================================================
                                                              4,338,837
=======================================================================

BUILDING PRODUCTS-0.52%

ElkCorp.                                         84,100       1,454,930
=======================================================================

CONSTRUCTION MATERIALS-0.49%

Florida Rock Industries, Inc.                    35,900       1,365,995
=======================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.53%

Terex Corp.(a)                                  133,000       1,481,620
=======================================================================

CONSUMER FINANCE-2.93%

AmeriCredit Corp.(a)                            190,100       1,471,374
-----------------------------------------------------------------------
iDine Rewards Network Inc.(a)                   340,000       3,600,600
-----------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $707,000)(a)(b)(c)              70,000         875,700
-----------------------------------------------------------------------
Saxon Capital, Inc.(a)                          184,700       2,310,597
=======================================================================
                                                              8,258,271
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

DATA PROCESSING SERVICES-2.31%

Alliance Data Systems Corp.(a)                  183,300    $  3,248,076
-----------------------------------------------------------------------
Certegy Inc.(a)                                 131,900       3,238,145
=======================================================================
                                                              6,486,221
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.68%

Kroll Inc.(a)                                   124,700       2,379,276
-----------------------------------------------------------------------
NCO Group, Inc.(a)                               90,100       1,437,095
-----------------------------------------------------------------------
Portfolio Recovery Associates, Inc.(a)           50,000         912,550
-----------------------------------------------------------------------
PRG-Schultz International, Inc.(a)              316,900       2,820,410
=======================================================================
                                                              7,549,331
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-4.45%

Affiliated Managers Group, Inc.(a)               60,400       3,038,120
-----------------------------------------------------------------------
American Capital Strategies, Ltd.               103,700       2,238,883
-----------------------------------------------------------------------
Charter Municipal Mortgage Acceptance Co.       166,800       2,897,316
-----------------------------------------------------------------------
Chicago Mercantile Exchange (The)(a)             16,200         707,292
-----------------------------------------------------------------------
LaBranche & Co. Inc.(a)                          52,100       1,387,944
-----------------------------------------------------------------------
MCG Capital Corp.                                91,500         982,710
-----------------------------------------------------------------------
Oxford Finance Corp. (Acquired 03/25/02; Cost
  $1,500,000)(b)                                150,000       1,275,000
=======================================================================
                                                             12,527,265
=======================================================================

ELECTRIC UTILITIES-1.36%

Black Hills Corp.                                46,600       1,235,832
-----------------------------------------------------------------------
DQE, Inc.                                       170,700       2,601,468
=======================================================================
                                                              3,837,300
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.06%

Amphenol Corp.-Class A(a)                        46,700       1,774,600
-----------------------------------------------------------------------
Global Imaging Systems, Inc.(a)                 167,300       3,074,974
-----------------------------------------------------------------------
Itron, Inc.(a)                                   59,900       1,148,283
-----------------------------------------------------------------------
Varian Inc.(a)                                   91,300       2,619,397
=======================================================================
                                                              8,617,254
=======================================================================

ENVIRONMENTAL SERVICES-0.65%

Casella Waste Systems, Inc.-Class A(a)          205,700       1,828,673
=======================================================================

FOOD DISTRIBUTORS-0.82%

Performance Food Group Co.(a)                    67,900       2,305,816
=======================================================================

FOOTWEAR-1.11%

Reebok International Ltd.(a)                    105,900       3,113,460
=======================================================================

FOREST PRODUCTS-1.08%

Louisiana-Pacific Corp.(a)                      375,900       3,029,754
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS & SERVICES-3.85%

Andrx Group(a)                                   89,300    $  1,310,031
-----------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                  111,000       2,468,640
-----------------------------------------------------------------------
MAXIMUS, Inc.(a)                                 98,900       2,581,290
-----------------------------------------------------------------------
Medical Staffing Network Holdings, Inc.(a)      122,000       1,952,000
-----------------------------------------------------------------------
Renal Care Group, Inc.(a)                        79,400       2,512,216
=======================================================================
                                                             10,824,177
=======================================================================

HEALTH CARE EQUIPMENT-1.23%

LifePoint, Inc.(a)                              400,000         624,000
-----------------------------------------------------------------------
LifePoint, Inc.-Wts., expiring 04/02/07
  (Acquired 04/02/02; Cost $0)(b)(c)(d)          80,000               1
-----------------------------------------------------------------------
ResMed Inc.                                      48,400       1,479,588
-----------------------------------------------------------------------
Wright Medical Group, Inc.(a)                    78,500       1,370,532
=======================================================================
                                                              3,474,121
=======================================================================

HEALTH CARE FACILITIES-1.77%

LifePoint Hospitals, Inc.(a)                     85,300       2,553,114
-----------------------------------------------------------------------
VCA Antech, Inc.(a)                             162,500       2,437,500
=======================================================================
                                                              4,990,614
=======================================================================

HOUSEHOLD APPLIANCES-1.14%

Snap-on Inc.                                    114,400       3,215,784
=======================================================================

HOUSEHOLD PRODUCTS-0.93%

Dial Corp. (The)                                129,100       2,629,767
=======================================================================

INDUSTRIAL GASES-1.03%

Airgas, Inc.(a)                                 168,300       2,903,175
=======================================================================

INDUSTRIAL MACHINERY-0.86%

Flowserve Corp.(a)                              163,400       2,416,686
=======================================================================

IT CONSULTING & SERVICES-3.74%

Anteon International Corp.(a)                    69,900       1,677,600
-----------------------------------------------------------------------
Manhattan Associates, Inc.(a)                   114,800       2,716,168
-----------------------------------------------------------------------
Tier Technologies, Inc.-Class B(a)              140,000       2,240,000
-----------------------------------------------------------------------
Titan Corp. (The)(a)                            247,800       2,577,120
-----------------------------------------------------------------------
Unisys Corp.(a)                                 133,000       1,316,700
=======================================================================
                                                             10,527,588
=======================================================================

LEISURE PRODUCTS-0.96%

Hasbro, Inc.                                    234,000       2,702,700
=======================================================================

MANAGED HEALTH CARE-1.74%

Centene Corp.(a)                                 84,400       2,834,996
-----------------------------------------------------------------------
Coventry Health Care, Inc.(a)                    70,600       2,049,518
=======================================================================
                                                              4,884,514
=======================================================================

MOVIES & ENTERTAINMENT-1.16%

Macrovision Corp.(a)                            202,900       3,254,516
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-1.04%

MDU Resources Group, Inc.                       113,800    $  2,937,178
=======================================================================

MUTUAL FUNDS-1.46%

iShares Nasdaq Biotechnology Index Fund(a)       27,100       1,337,385
-----------------------------------------------------------------------
iShares S&P SmallCap 600 Index Fund              28,300       2,757,835
=======================================================================
                                                              4,095,220
=======================================================================

OFFICE ELECTRONICS-0.91%

Zebra Technologies Corp.-Class A(a)              44,800       2,567,040
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.20%

FMC Technologies, Inc.(a)                       138,900       2,837,727
-----------------------------------------------------------------------
Key Energy Services, Inc.(a)                    375,000       3,363,750
=======================================================================
                                                              6,201,477
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.35%

Ultra Petroleum Corp.(a)                        353,800       3,502,620
-----------------------------------------------------------------------
Westport Resources Corp.(a)                     149,300       3,105,440
=======================================================================
                                                              6,608,060
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.56%

Frontier Oil Corp.                               91,600       1,577,352
=======================================================================

PACKAGED FOODS & MEATS-1.02%

J. M. Smucker Co. (The)                          71,857       2,860,627
=======================================================================

PHARMACEUTICALS-1.03%

Medicis Pharmaceutical Corp.-Class A(a)          58,200       2,890,794
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.34%

W. R. Berkley Corp.                              95,150       3,768,891
=======================================================================

PUBLISHING-0.51%

Belo Corp.-Class A                               66,800       1,424,176
=======================================================================

RAILROADS-1.41%

GATX Corp.                                       40,000         912,800
-----------------------------------------------------------------------
Genesee & Wyoming Inc.-Class A(a)               150,500       3,062,675
=======================================================================
                                                              3,975,475
=======================================================================

REAL ESTATE-2.78%

American Financial Realty Trust (Acquired
  09/04/02; Cost $2,902,000)(a)(b)              290,200       3,554,950
-----------------------------------------------------------------------
Anworth Mortgage Asset Corp.                     47,900         602,103
-----------------------------------------------------------------------
FBR Asset Investment Corp.                      108,100       3,664,590
=======================================================================
                                                              7,821,643
=======================================================================

RESTAURANTS-1.53%

AFC Enterprises, Inc.(a)                        139,700       2,935,097
-----------------------------------------------------------------------
Ruby Tuesday, Inc.                               79,700       1,378,013
=======================================================================
                                                              4,313,110
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-0.48%

Rudolph Technologies, Inc.(a)                    70,100    $  1,343,116
=======================================================================

SEMICONDUCTORS-1.98%

Actel Corp.(a)                                  165,300       2,681,166
-----------------------------------------------------------------------
DSP Group, Inc.(a)                              182,800       2,891,896
=======================================================================
                                                              5,573,062
=======================================================================

SPECIALTY CHEMICALS-0.66%

International Flavors & Fragrances Inc.          52,600       1,846,260
=======================================================================

SPECIALTY STORES-4.67%

Advance Auto Parts, Inc.(a)                      58,100       2,841,090
-----------------------------------------------------------------------
Big 5 Sporting Goods Corp.(a)                   255,000       2,751,450
-----------------------------------------------------------------------
Copart, Inc.(a)                                 147,900       1,751,136
-----------------------------------------------------------------------
CSK Auto Corp.(a)                               136,700       1,503,700
-----------------------------------------------------------------------
Foot Locker, Inc.                               122,300       1,284,150
-----------------------------------------------------------------------
Rent-A-Center, Inc.(a)                           60,100       3,001,995
=======================================================================
                                                             13,133,521
=======================================================================

SYSTEMS SOFTWARE-0.26%

Secure Computing Corp.(a)                       114,600         734,586
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.77%

Inter-Tel, Inc.                                 104,300       2,180,913
=======================================================================

TRUCKING-2.21%

Dollar Thrifty Automotive Group, Inc.(a)        108,000       2,284,200
-----------------------------------------------------------------------
Landstar System, Inc.(a)                         67,400       3,933,464
=======================================================================
                                                              6,217,664
=======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $228,021,807)                  232,113,256
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.75%

BERMUDA-4.32%

Bank of Bermuda Ltd. (Banks)                     44,200       1,409,980
-----------------------------------------------------------------------
IPC Holdings, Ltd. (Reinsurance)(a)             113,700       3,586,098
-----------------------------------------------------------------------
PartnerRe Ltd. (Reinsurance)                     65,900       3,414,938
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
BERMUDA-(CONTINUED)

Platinum Underwriters Holdings, Ltd.
  (Insurance Brokers)(a)                         75,800    $  1,997,330
-----------------------------------------------------------------------
W. P. Stewart & Co., Ltd. (Diversified
  Financial Services)                            97,000       1,738,240
=======================================================================
                                                             12,146,586
=======================================================================

CANADA-2.80%

Axcan Pharma Inc. (Pharmaceuticals)(a)          219,000       2,577,630
-----------------------------------------------------------------------
Hub International Ltd. (Insurance Brokers)       93,600       1,200,888
-----------------------------------------------------------------------
Meridian Gold Inc. (Gold)(a)                     84,100       1,482,683
-----------------------------------------------------------------------
Precision Drilling Corp. (Oil & Gas
  Drilling)(a)                                   81,000       2,635,740
=======================================================================
                                                              7,896,941
=======================================================================

CAYMAN ISLANDS-0.91%

Garmin Ltd. (Consumer Electronics)(a)            87,500       2,563,750
=======================================================================

FRANCE-0.47%

Business Objects S.A.-ADR (Application
  Software)(a)                                   88,500       1,327,500
=======================================================================

IRELAND-0.69%

SkillSoft PLC-ADR (Internet Software &
  Services)(a)                                  704,871       1,938,395
=======================================================================

NETHERLANDS-1.44%

Chicago Bridge & Iron Co. N.V.-New York
  Shares (Construction & Engineering)           134,000       4,046,800
=======================================================================

UNITED KINGDOM-1.12%

Danka Business Systems PLC-ADR (Office
  Services & Supplies)(a)                       741,600       3,151,800
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $38,315,477)                           33,071,772
=======================================================================

MONEY MARKET FUNDS-6.66%

STIC Liquid Assets Portfolio(e)                9,368,395      9,368,395
-----------------------------------------------------------------------
STIC Prime Portfolio(e)                        9,368,395      9,368,395
=======================================================================
    Total Money Market Funds (Cost
      $18,736,790)                                           18,736,790
=======================================================================
TOTAL INVESTMENTS-100.90% (Cost $285,074,074)               283,921,818
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.90%)                        (2,531,282)
=======================================================================
NET ASSETS-100.00%                                         $281,390,536
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $7,055,651, which represented 2.51% of the Fund's net assets. These securities are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $285,074,074)                                $283,921,818
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,191,366
-----------------------------------------------------------
  Dividends                                         420,367
-----------------------------------------------------------
Investment for deferred compensation plan            10,393
-----------------------------------------------------------
Other assets                                         32,250
===========================================================
    Total assets                                285,576,194
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             500,662
-----------------------------------------------------------
  Fund shares reacquired                          3,210,276
-----------------------------------------------------------
  Deferred compensation plan                         10,393
-----------------------------------------------------------
Accrued distribution fees                           312,307
-----------------------------------------------------------
Accrued transfer agent fees                         103,313
-----------------------------------------------------------
Accrued operating expenses                           48,707
===========================================================
    Total liabilities                             4,185,658
===========================================================
Net assets applicable to shares outstanding    $281,390,536
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $140,652,368
___________________________________________________________
===========================================================
Class B                                        $ 99,551,133
___________________________________________________________
===========================================================
Class C                                        $ 41,131,838
___________________________________________________________
===========================================================
Class R                                        $     55,197
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          17,087,287
___________________________________________________________
===========================================================
Class B                                          12,275,338
___________________________________________________________
===========================================================
Class C                                           5,072,167
___________________________________________________________
===========================================================
Class R                                               6,713
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.23
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.23 divided
      by 94.50%)                               $       8.71
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.11
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.11
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       8.22
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $5,130)                                      $  2,861,996
-----------------------------------------------------------
Dividends from affiliated money market funds        395,092
===========================================================
    Total investment income                       3,257,088
===========================================================

EXPENSES:

Advisory fees                                     2,448,587
-----------------------------------------------------------
Administrative services fees                         83,395
-----------------------------------------------------------
Custodian fees                                       47,750
-----------------------------------------------------------
Distribution fees -- Class A                        523,395
-----------------------------------------------------------
Distribution fees -- Class B                        985,773
-----------------------------------------------------------
Distribution fees -- Class C                        399,356
-----------------------------------------------------------
Distribution fees -- Class R                             74
-----------------------------------------------------------
Transfer agent fees                               1,030,651
-----------------------------------------------------------
Trustees' fees                                       10,127
-----------------------------------------------------------
Other                                               193,533
===========================================================
    Total expenses                                5,722,641
===========================================================
Less: Fees waived                                    (3,987)
-----------------------------------------------------------
    Expenses paid indirectly                         (8,438)
===========================================================
    Net expenses                                  5,710,216
===========================================================
Net investment income (loss)                     (2,453,128)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         (51,762,088)
-----------------------------------------------------------
  Foreign currencies                                  5,332
===========================================================
                                                (51,756,756)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (25,094,706)
===========================================================
Net gain (loss) from investment securities
  and foreign currencies                        (76,851,462)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(79,304,590)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (2,453,128)   $ (1,035,323)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (51,756,756)     (6,248,749)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                 (25,094,706)     21,874,869
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (79,304,590)     14,590,797
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --         (45,876)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       75,475,822      64,401,893
------------------------------------------------------------------------------------------
  Class B                                                       63,981,320      43,327,916
------------------------------------------------------------------------------------------
  Class C                                                       22,474,509      18,212,944
------------------------------------------------------------------------------------------
  Class R                                                           56,926              --
==========================================================================================
    Net increase in net assets                                  82,683,987     140,487,674
==========================================================================================

NET ASSETS:

  Beginning of year                                            198,706,549      58,218,875
==========================================================================================
  End of year                                                 $281,390,536    $198,706,549
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $343,823,790    $184,411,918
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       119,353          (9,556)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (61,400,351)     (9,638,263)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and option contracts                             (1,152,256)     23,942,450
==========================================================================================
                                                              $281,390,536    $198,706,549
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares and Class R shares are subject to CDSC charges. Class R shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $3,987.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $83,395 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $593,273 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $523,395, $985,773, $399,356 and $74, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During year ended December 31, 2002, AIM Distributors retained $215,904 in front-end sales commissions from the sale of Class A shares and $5,091, $90, $20,650 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $3,156 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,893 and reductions in custodian fees of $3,545 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $8,438.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                           2002     2001
----------------------------------------------------------
Distributions paid from ordinary income    $--     $45,876
__________________________________________________________
==========================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $ (2,208,053)
-----------------------------------------------------------
Temporary book/tax differences                      (15,548)
-----------------------------------------------------------
Capital loss carryforward                       (60,209,653)
-----------------------------------------------------------
Shares of beneficial interest                   343,823,790
===========================================================
                                               $281,390,536
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the reclassification of distributions from a partnership.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                             $   700,371
----------------------------------------------------------
December 31, 2009                               8,314,191
----------------------------------------------------------
December 31, 2010                              51,195,091
==========================================================
                                              $60,209,653
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $466,052,200 and $310,477,225, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 22,205,137
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (24,413,190)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                  $ (2,208,053)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $286,129,871.

NOTE 8--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses and foreign currency transactions, on December 31, 2002, undistributed net investment income
(loss) was increased by $2,582,037, undistributed net realized gains (losses) decreased by $5,332 and shares of beneficial interest decreased by $2,576,705. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                           2001
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      20,734,085    $ 207,041,581     9,399,572    $ 88,163,980
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      10,459,416      103,695,654     5,648,744      52,902,323
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,842,924       46,658,247     3,099,967      29,048,663
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          6,714           56,937            --              --
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --         3,879          37,431
------------------------------------------------------------------------------------------------------------------------
Conversion of Class B shares to Class A shares:**
  Class A                                                         172,467        1,560,774            --              --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (174,243)      (1,560,774)           --              --
========================================================================================================================
Reacquired:
  Class A                                                     (14,135,868)    (133,126,533)   (2,593,418)    (23,799,518)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,344,297)     (38,153,560)   (1,069,688)     (9,574,407)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,695,124)     (24,183,738)   (1,142,623)    (10,835,719)
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                             (1)             (11)           --              --
========================================================================================================================
                                                               14,866,073    $ 161,988,577    13,346,433    $125,942,753
________________________________________________________________________________________________________________________
========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                                --------------------------------------------
                                                                                            AUGUST 31, 2000
                                                                      YEAR ENDED            (DATE OPERATIONS
                                                                     DECEMBER 31,            COMMENCED) TO
                                                                ----------------------        DECEMBER 31,
                                                                  2002          2001              2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  10.19      $   9.36          $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.05)(a)     (0.05)(a)         0.00(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.91)         0.88            (0.64)
============================================================================================================
    Total from investment operations                               (1.96)         0.83            (0.64)
============================================================================================================
Less dividends from net investment income                             --          0.00               --
============================================================================================================
Net asset value, end of period                                  $   8.23      $  10.19          $  9.36
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                   (19.23)%        8.92%           (6.40)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $140,652      $105,146          $32,805
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.67%(c)      1.78%            1.78%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.67%(c)      1.78%            2.72%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets        (0.54)%(c)    (0.57)%          (0.12)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                              117%          123%              49%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios based on average daily net assets of $149,541,478.
(d)  Annualized.

                                                                                   CLASS B
                                                                ---------------------------------------------
                                                                                             AUGUST 31, 2000
                                                                      YEAR ENDED             (DATE OPERATIONS
                                                                     DECEMBER 31,             COMMENCED) TO
                                                                ----------------------         DECEMBER 31,
                                                                 2002           2001               2000
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.11        $  9.33           $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)(a)      (0.11)(a)         (0.03)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.89)          0.89             (0.64)
=============================================================================================================
    Total from investment operations                              (2.00)          0.78             (0.67)
=============================================================================================================
Net asset value, end of period                                  $  8.11        $ 10.11           $  9.33
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  (19.78)%         8.36%            (6.70)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $99,551        $64,012           $16,385
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.32%(c)       2.44%             2.49%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.32%(c)       2.44%             3.43%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.19)%(c)     (1.23)%           (0.83)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                             117%           123%               49%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $98,577,298.
(d)  Annualized.

                                                                                   CLASS C
                                                                ----------------------------------------------
                                                                                              AUGUST 31, 2000
                                                                      YEAR ENDED              (DATE OPERATIONS
                                                                     DECEMBER 31,              COMMENCED) TO
                                                                ----------------------          DECEMBER 31,
                                                                 2002            2001               2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.10         $ 9.34             $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)(a)      (0.11)(a)          (0.03)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.88)          0.87              (0.63)
==============================================================================================================
    Total from investment operations                              (1.99)          0.76              (0.66)
==============================================================================================================
Net asset value, end of period                                  $  8.11         $10.10             $ 9.34
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  (19.70)%         8.14%             (6.60)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $41,132         $29,548            $9,028
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.32%(c)       2.44%              2.49%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.32%(c)       2.44%              3.43%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.19)%(c)     (1.23)%            (0.83)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                             117%           123%                49%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $39,935,609.
(d)  Annualized.

                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                    2002
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.58
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.04)(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (2.32)
=============================================================================
    Total from investment operations                                 (2.36)
=============================================================================
Net asset value, end of period                                     $  8.22
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (22.31)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $    55
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                               1.92%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets          (0.78)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                117%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $25,433.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Worldwide Spectrum Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Worldwide Spectrum Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-52.87%

AUTOMOBILE MANUFACTURERS-1.38%

Winnebago Industries, Inc.                         4,500    $   176,535
=======================================================================

BANKS-4.08%

Bank of America Corp.                              7,500        521,775
=======================================================================

CONSTRUCTION & ENGINEERING-4.32%

Jacobs Engineering Group Inc.(a)                   7,200        256,320
-----------------------------------------------------------------------
Shaw Group Inc. (The)(a)                          18,000        296,100
=======================================================================
                                                                552,420
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-6.55%

Dun & Bradstreet Corp. (The)(a)                    7,300        251,777
-----------------------------------------------------------------------
H&R Block, Inc.                                    8,700        349,740
-----------------------------------------------------------------------
University of Phoenix Online(a)                    6,600        236,544
=======================================================================
                                                                838,061
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-2.36%

Fannie Mae                                         2,400        154,392
-----------------------------------------------------------------------
Freddie Mac                                        2,500        147,625
=======================================================================
                                                                302,017
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.09%

Thermo Electron Corp.(a)                          13,300        267,596
=======================================================================

GENERAL MERCHANDISE STORES-1.45%

Target Corp.                                       6,200        186,000
=======================================================================

HEALTH CARE FACILITIES-1.95%

HCA Inc.                                           6,000        249,000
=======================================================================

HOMEBUILDING-3.07%

NVR, Inc.(a)                                       1,200        392,532
=======================================================================

INTERNET SOFTWARE & SERVICES-2.30%

Yahoo! Inc.(a)                                    18,000        294,300
=======================================================================

MANAGED HEALTH CARE-4.62%

Aetna Inc.                                         5,200        213,824
-----------------------------------------------------------------------
Anthem, Inc.(a)                                    6,000        377,400
=======================================================================
                                                                591,224
=======================================================================

PHARMACEUTICALS-2.39%

Johnson & Johnson                                  5,700        306,147
=======================================================================

RESTAURANTS-1.50%

Yum! Brands, Inc.(a)                               7,900        191,338
=======================================================================

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-2.78%

MEMC Electronic Materials, Inc.(a)                47,000    $   355,790
=======================================================================

SEMICONDUCTORS-3.14%

Integrated Circuit Systems, Inc.(a)               12,000        219,000
-----------------------------------------------------------------------
Microchip Technology Inc.                          7,500        183,375
=======================================================================
                                                                402,375
=======================================================================

SPECIALTY STORES-6.00%

PETCO Animal Supplies, Inc.(a)                     8,000        187,512
-----------------------------------------------------------------------
PETsMART, Inc.(a)                                 12,000        205,560
-----------------------------------------------------------------------
Rent-A-Center, Inc.(a)                             7,500        374,625
=======================================================================
                                                                767,697
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.89%

Nextel Communications, Inc.-Class A(a)            32,000        369,600
=======================================================================
    Total Domestic Common Stocks (Cost
      $5,828,255)                                             6,764,407
=======================================================================

FOREIGN STOCKS-40.29%

BERMUDA-4.80%

Everest Re Group, Ltd. (Reinsurance)               4,100        226,730
-----------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)(a)                                     13,500        387,045
=======================================================================
                                                                613,775
=======================================================================

CAYMAN ISLANDS-1.45%

Noble Corp. (Oil & Gas Drilling)(a)                5,300        186,295
=======================================================================

GERMANY-8.54%

Altana A.G. (Pharmaceuticals)                      6,000        273,985
-----------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)         12,000        819,183
=======================================================================
                                                              1,093,168
=======================================================================

HONG KONG-2.64%

Tingyi (Cayman Islands) Holding Corp.
  (Packaged Foods & Meats)                     1,300,000        337,565
=======================================================================

IRELAND-6.00%

Anglo Irish Bank Corp. PLC (Banks)                62,000        441,273
-----------------------------------------------------------------------
Ryanair Holdings PLC (Airlines)(a)                46,000        325,947
=======================================================================
                                                                767,220
=======================================================================

ITALY-6.50%

GranitiFiandre S.p.A. (Building Products)         30,000        234,304
-----------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                     38,000        399,703
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------
ITALY-(CONTINUED)

Saeco International Group S.p.A. (Household
  Appliances)(a)                                  53,400    $   197,319
=======================================================================
                                                                831,326
=======================================================================

MEXICO-3.05%

Wal-Mart de Mexico S.A. de C.V.-Series V
  (General Merchandise Stores)                   200,800        390,563
=======================================================================

SOUTH KOREA-2.14%

Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                           700        185,321
-----------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)              700         88,234
=======================================================================
                                                                273,555
=======================================================================

UNITED KINGDOM-5.17%

New Look Group PLC (Apparel Retail)               74,800        286,930
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Smith & Nephew PLC (Health Care Supplies)         37,869    $   232,240
-----------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)             15,000        142,882
=======================================================================
                                                                662,052
=======================================================================
    Total Foreign Stocks (Cost $4,275,614)                    5,155,519
=======================================================================

MONEY MARKET FUNDS-7.11%

STIC Liquid Assets Portfolio(b)                  454,569        454,569
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                          454,569        454,569
=======================================================================
    Total Money Market Funds (Cost $909,138)                    909,138
=======================================================================
TOTAL INVESTMENTS-100.27% (Cost $11,013,007)                 12,829,064
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.27%)                           (34,278)
=======================================================================
NET ASSETS-100.00%                                          $12,794,786
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost $11,013,007)                      $12,829,064
--------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                       116,427
--------------------------------------------------------------------------------
  Dividends                                                               13,440
--------------------------------------------------------------------------------
  Due from advisor                                                         7,493
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                  7,345
--------------------------------------------------------------------------------
Other assets                                                              21,695
================================================================================
    Total assets                                                      12,995,464
________________________________________________________________________________
================================================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                                                   8,303
--------------------------------------------------------------------------------
  Foreign currency contracts closed                                        2,008
--------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                 125,355
--------------------------------------------------------------------------------
  Deferred compensation plan                                               7,345
--------------------------------------------------------------------------------
Accrued distribution fees                                                 15,835
--------------------------------------------------------------------------------
Accrued transfer agent fees                                                5,577
--------------------------------------------------------------------------------
Accrued operating expenses                                                36,255
================================================================================
    Total liabilities                                                    200,678
================================================================================
Net assets applicable to shares outstanding                          $12,794,786
________________________________________________________________________________
================================================================================

NET ASSETS:

Class A                                                              $ 6,321,013
________________________________________________________________________________
================================================================================
Class B                                                              $ 4,623,856
________________________________________________________________________________
================================================================================
Class C                                                              $ 1,849,917
________________________________________________________________________________
================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                                  698,641
________________________________________________________________________________
================================================================================
Class B                                                                  517,226
________________________________________________________________________________
================================================================================
Class C                                                                  206,862
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                          $      9.05
--------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.05 divided by 94.50%)                     $      9.58
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                       $      8.94
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                       $      8.94
________________________________________________________________________________
================================================================================


STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $3,719)                 $    91,481
--------------------------------------------------------------------------------
Dividends from affiliated money market funds                              20,653
--------------------------------------------------------------------------------
Interest                                                                   1,123
================================================================================
    Total investment income                                              113,257
================================================================================

EXPENSES:

Advisory fees                                                            114,141
--------------------------------------------------------------------------------
Administrative services fees                                              50,000
--------------------------------------------------------------------------------
Custodian fees                                                            13,710
--------------------------------------------------------------------------------
Distribution fees -- Class A                                              28,070
--------------------------------------------------------------------------------
Distribution fees -- Class B                                              37,322
--------------------------------------------------------------------------------
Distribution fees -- Class C                                              16,761
--------------------------------------------------------------------------------
Transfer agent fees                                                       38,305
--------------------------------------------------------------------------------
Trustees' fees                                                             8,687
--------------------------------------------------------------------------------
Registration and filing fees                                              33,495
--------------------------------------------------------------------------------
Professional fees                                                         47,098
--------------------------------------------------------------------------------
Other                                                                     17,919
================================================================================
    Total expenses                                                       405,508
================================================================================
Less: Fees waived                                                       (101,252)
--------------------------------------------------------------------------------
    Expenses paid indirectly                                                (376)
================================================================================
    Net expenses                                                         303,880
================================================================================
Net investment income (loss)                                            (190,623)
================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
  FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                               (1,304,475)
--------------------------------------------------------------------------------
  Foreign currencies                                                      (2,409)
--------------------------------------------------------------------------------
  Foreign currency contracts                                            (208,802)
--------------------------------------------------------------------------------
  Futures contracts                                                      (35,640)
--------------------------------------------------------------------------------
  Option contracts written                                                31,365
================================================================================
                                                                      (1,519,961)
================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                  617,199
--------------------------------------------------------------------------------
  Foreign currencies                                                      (1,000)
--------------------------------------------------------------------------------
  Foreign currency contracts                                            (115,468)
--------------------------------------------------------------------------------
  Option contracts written                                               (17,779)
================================================================================
                                                                         482,952
================================================================================
Net gain (loss) from investment securities, foreign currencies, foreign currency contracts, futures contracts and option
  contracts                                                           (1,037,009)
================================================================================
Net increase (decrease) in net assets resulting from operations      $(1,227,632)
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                         2002           2001
--------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                        $  (190,623)   $   (55,616)
--------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities, foreign currencies, foreign
    currency contracts, futures contracts and
    option contracts                                   (1,519,961)    (1,164,114)
--------------------------------------------------------------------------------
  Change in net unrealized appreciation of
    investment securities, foreign currencies,
    foreign currency contracts and option
    contracts                                             482,952      1,208,106
================================================================================
    Net increase (decrease) in net assets
     resulting from operations                         (1,227,632)       (11,624)
================================================================================
Distributions to shareholders from net investment
  income:
  Class A                                                  (2,912)          (673)
--------------------------------------------------------------------------------
  Class B                                                      --           (285)
--------------------------------------------------------------------------------
  Class C                                                      --            (94)
--------------------------------------------------------------------------------
Share transactions-net:
  Class A                                              (1,707,264)     7,688,252
--------------------------------------------------------------------------------
  Class B                                               1,387,954      3,565,526
--------------------------------------------------------------------------------
  Class C                                                 693,806      1,299,946
================================================================================
    Net increase (decrease) in net assets                (856,048)    12,541,048
================================================================================

NET ASSETS:

  Beginning of year                                    13,650,834      1,109,786
================================================================================
  End of year                                         $12,794,786    $13,650,834
________________________________________________________________________________
================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                       $13,795,649    $13,610,384
--------------------------------------------------------------------------------
  Undistributed net investment income (loss)               (9,664)        (2,951)
--------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities, foreign currencies,
    foreign currency contracts, futures contracts
    and option contracts                               (2,682,257)    (1,164,705)
--------------------------------------------------------------------------------
  Unrealized appreciation of investment
    securities, foreign currencies, foreign
    currency contracts and option contracts             1,691,058      1,208,106
================================================================================
                                                      $12,794,786    $13,650,834
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Worldwide Spectrum Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B, and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $101,252.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $22,371 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $28,070, $37,322 and $16,761, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund.

CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $6,560 in front-end sale commissions from the sale of Class A shares and $0, $291 and $360 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $231 and reductions in custodian fees of $145 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $376.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--FOREIGN CURRENCIES

Outstanding foreign currency contracts at December 31, 2002 were as follows:

                            CONTRACT TO                         UNREALIZED
SETTLEMENT            ------------------------                 APPRECIATION
DATE        CURRENCY    DELIVER      RECEIVE       VALUE      (DEPRECIATION)
----------------------------------------------------------------------------
01/09/03      KRW     240,000,000   $  190,779   $  202,178     $ (11,399)
----------------------------------------------------------------------------
01/09/03      MXN       2,800,000      270,075      269,503           572
----------------------------------------------------------------------------
01/21/03      HKD       1,750,000      224,175      224,387          (212)
----------------------------------------------------------------------------
01/31/03      EUR       1,745,000    1,727,880    1,829,314      (101,434)
----------------------------------------------------------------------------
01/31/03      GBP         275,000      429,343      442,225       (12,882)
============================================================================
                                    $2,842,252   $2,967,607     $(125,355)
____________________________________________________________________________
============================================================================

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       40       $ 19,879
---------------------------------------------------------
Written                                 25         11,675
---------------------------------------------------------
Closed                                  (7)        (3,479)
---------------------------------------------------------
Expired                                (58)       (28,075)
=========================================================
End of year                             --       $     --
_________________________________________________________
=========================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                            2002      2001
-----------------------------------------------------------
Distributions paid from ordinary income    $2,912    $1,052
___________________________________________________________
===========================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments          $ 1,801,570
-----------------------------------------------------------
Temporary book/tax differences                       (9,664)
-----------------------------------------------------------
Capital loss carryforward                        (2,660,108)
-----------------------------------------------------------
Post-October capital loss deferral                 (132,661)
-----------------------------------------------------------
Shares of beneficial interest                    13,795,649
===========================================================
                                                $12,794,786
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(124,999).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                                                        CAPITAL LOSS
EXPIRATION                                                              CARRYFORWARD
------------------------------------------------------------------------------------
December 31, 2009                                                        $1,171,360
------------------------------------------------------------------------------------
December 31, 2010                                                         1,488,748
====================================================================================
                                                                         $2,660,108
____________________________________________________________________________________
====================================================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $12,658,363 and $12,306,336, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment securities            $2,145,048
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (218,479)
================================================================================
Net unrealized appreciation of investment securities                  $1,926,569
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $10,902,495.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating losses and other items, on December 31, 2002, undistributed net investment income was increased by $186,822, undistributed net realized gains increased by $2,409 and shares of beneficial interest decreased by $189,231. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                         2001
                                                                -------------------------    ------------------------
                                                                  SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                          838,881    $ 7,844,956      872,405    $ 8,569,590
---------------------------------------------------------------------------------------------------------------------
  Class B                                                          410,973      3,812,711      389,269      3,753,828
---------------------------------------------------------------------------------------------------------------------
  Class C                                                          122,164      1,145,729      183,610      1,766,611
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              310          2,861           70            670
---------------------------------------------------------------------------------------------------------------------
  Class B                                                               --             --           29            277
---------------------------------------------------------------------------------------------------------------------
  Class C                                                               --             --            9             90
=====================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                           11,498        102,735           --             --
---------------------------------------------------------------------------------------------------------------------
  Class B                                                          (11,486)      (102,735)          --             --
=====================================================================================================================
Reacquired:
  Class A                                                       (1,038,150)    (9,657,816)     (97,318)      (882,008)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                         (251,272)    (2,322,022)     (20,288)      (188,579)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                          (49,330)      (451,923)     (49,592)      (466,755)
=====================================================================================================================
                                                                    33,588    $   374,496    1,278,194    $12,553,724
_____________________________________________________________________________________________________________________
=====================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                             CLASS A
                            -----------------------------------------
                                                    DECEMBER 29, 2000
                                YEAR ENDED          (DATE OPERATIONS
                               DECEMBER 31,            COMMENCED)
                            ------------------       TO DECEMBER 31,
                             2002        2001             2000
---------------------------------------------------------------------
Net asset value, beginning
  of period                 $ 9.85      $10.00           $10.00
---------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                   (0.11)(a)   (0.05)(a)           --
---------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)              (0.69)      (0.10)              --
=====================================================================
    Total from investment
     operations              (0.80)      (0.15)              --
=====================================================================
Less distributions from
  net investment income      (0.00)      (0.00)              --
=====================================================================
Net asset value, end of
  period                    $ 9.05      $ 9.85           $10.00
_____________________________________________________________________
=====================================================================
Total return(b)              (8.08)%     (1.49)%             --
_____________________________________________________________________
=====================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $6,321      $8,725           $1,110
_____________________________________________________________________
=====================================================================
Ratio of expenses to
  average net assets:
  With fee waivers            2.00%(c)    1.91%            1.80%(d)
---------------------------------------------------------------------
  Without fee waivers         2.75%(c)    4.44%           76.90%(d)
=====================================================================
Ratio of net investment
  income (loss) to average
  net assets                 (1.16)%(c)  (0.52)%           3.91%(d)
_____________________________________________________________________
=====================================================================
Portfolio turnover rate        101%        168%              --
_____________________________________________________________________
=====================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $8,020,086.
(d)  Annualized.


                                                         CLASS B
                                          --------------------------------------
                                                          JANUARY 2, 2001
                                          YEAR ENDED      (DATE SALES COMMENCED)
                                          DECEMBER 31,    TO DECEMBER 31,
                                            2002               2001
--------------------------------------------------------------------------------
Net asset value, beginning of period         $ 9.79               $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.17)(a)            (0.11)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            (0.68)               (0.10)
================================================================================
    Total from investment operations          (0.85)               (0.21)
================================================================================
Less distributions from net investment
  income                                         --                (0.00)
================================================================================
Net asset value, end of period               $ 8.94               $ 9.79
________________________________________________________________________________
================================================================================
Total return(b)                               (8.68)%              (2.09)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $4,624               $3,613
________________________________________________________________________________
================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                             2.65%(c)             2.57%(d)
--------------------------------------------------------------------------------
  Without fee waivers                          3.40%(c)             5.10%(d)
================================================================================
Ratio of net investment income (loss)
  to average net assets                       (1.81)%(c)           (1.18)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                         101%                 168%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $3,732,213.
(d)  Annualized.


                                                         CLASS C
                                          --------------------------------------
                                                          JANUARY 11, 2001
                                          YEAR ENDED      (DATE SALES COMMENCED)
                                          DECEMBER 31,    TO DECEMBER 31,
                                            2002               2001
--------------------------------------------------------------------------------
Net asset value, beginning of period         $ 9.79               $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.17)(a)            (0.11)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            (0.68)               (0.10)
================================================================================
    Total from investment operations          (0.85)               (0.21)
================================================================================
Less distributions from net investment
  income                                         --                (0.00)
================================================================================
Net asset value, end of period               $ 8.94               $ 9.79
________________________________________________________________________________
================================================================================
Total return(b)                               (8.68)%              (2.09)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $1,850               $1,312
________________________________________________________________________________
================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                             2.65%(c)             2.57%(d)
--------------------------------------------------------------------------------
  Without fee waivers                          3.40%(c)             5.10%(d)
================================================================================
Ratio of net investment income (loss)
  to average net assets                       (1.81)%(c)           (1.18)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                         101%                 168%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,676,106.
(d)  Annualized.

NOTE 13--SUBSEQUENT EVENT

At a meeting held on February 6, 2003, the Board of Trustees of AIM Funds Group, on behalf of AIM Worldwide Spectrum Fund, voted to change the fund's name to "AIM Global Value Fund" and also approved certain changes to the fund's investment strategies. These changes become effective on April 30, 2003.

                                                                     APPENDIX II

                        ANNUAL REPORT / DECEMBER 31, 2002

                           AIM PREMIER EQUITY II FUND

                                  [COVER IMAGE]

                                   [AIM LOGO]

                                --Servicemark--

                               AIMinvestments.com

================================================================================

                                  [COVER IMAGE]

             FRITILLARIES IN A COPPER VASE 1887 BY VINCENT VAN GOGH

 VINCENT VAN GOGH PAINTED THIS WORK WHILE LIVING WITH HIS BROTHER, THEO, AN ART

DEALER IN PARIS. IN THIS TIME PERIOD, THE DUTCH IMPRESSIONIST BECAME ACQUAINTED

    WITH INFLUENTIAL FRENCH IMPRESSIONIST ARTISTS, INCLUDING CLAUDE MONET AND

CAMILLE PISSARRO. INFLUENCED BY THE WORK OF THE FRENCH IMPRESSIONISTS AND BY THE

WORK OF JAPANESE PRINTMAKERS, VAN GOGH BEGAN TO EXPERIMENT WITH TECHNIQUES, AND

 SUBSEQUENTLY ADOPTED THE BRILLIANT HUES FOUND IN FRENCH PAINTINGS. AS VAN GOGH

   DREW ON TECHNIQUES OF OTHERS TO DEVELOP HIS ARTISTIC STYLE, MANAGERS OF AIM

   PREMIER EQUITY II FUND DRAW ON INSIGHTS FROM A TEAM OF ANALYSTS IN SEEKING

                           ATTRACTIVELY-VALUED STOCKS.

================================================================================

AIM PREMIER EQUITY II FUND SEEKS LONG-TERM CAPITAL GROWTH. THE FUND INVESTS IN STOCKS OF COMPANIES OF ANY SIZE, WITH STRONG EARNINGS AND ATTRACTIVE VALUATIONS.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o   On July 1, 2002, AIM Value II Fund was renamed AIM Premier Equity II Fund.

o AIM Premier Equity II Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the management discussion and in the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Lipper Multi-Cap Core Fund Index represents an average of the performance of the 30 biggest multi-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of an index does not.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                     TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            All of us know how difficult the equity markets were during
ROBERT H.            the fiscal year covered by this report, as major domestic
GRAHAM]              equity indexes posted negative returns for a third
                     consecutive year for the first time since 1939-1941. We know from experience that these conditions eventually end, though no one can predict exactly when. We remain confident in the resilience of the American economy. As the fiscal year closed, the U.S. economy as a whole had expanded for 14 months in a row.

                          In light of continuing market difficulties, I thought
                     you would appreciate detailed information on some of the methods AIM uses to manage your money. This information is presented in the two pages following this letter. I hope it provides you with a better understanding of our investment process, and I encourage you to read it carefully. One of our ongoing goals is to keep all of our shareholders well informed.

    To that end, we have also increased the number of comparative benchmarks we include in these reports.

    o We now compare your fund's performance to a broad market benchmark--typically the S&P 500 for domestic equity funds, for example, and the Lehman Aggregate Bond Index for domestic fixed-income funds. We have selected well-known and widely reported market benchmarks, even if they do not reflect precisely the kinds of securities in which your fund invests. The intent is to give you an idea of where your fund stands vis-a-vis the market as a whole.

    o We also have included what we call a style-specific market index, one we think more closely reflects the securities in which a fund invests. This can give you a sense of how your fund performed compared to the segments of the market in which it actually invests. You will notice that sometimes the performance of the style-specific index can be significantly better or worse than the performance of the market as a whole.

    o In addition, we have included your fund's Lipper category. Lipper, Inc., an independent mutual fund performance monitor, classifies funds by investment objective, style and market segment, among other criteria. Typically, a Lipper index includes the 30 largest funds within a particular category, so your fund may or may not be included in the index.

              Keep in mind that each fund in a Lipper category may interpret its objective differently and be managed with its own variation on a basic style such as growth or value. Nevertheless, Lipper performance numbers provide one method of comparing your fund's performance with that of a peer group of similar funds.

    Again, our intent is to give you as much relevant information as possible with which to evaluate your AIM fund.

BACK TO BASICS

When market conditions are as trying as they have been during the fiscal year covered by this report, we should all keep certain investing fundamentals in mind. First, professional advice is more important now than ever. A financial professional can help you understand your entire financial profile. Only then do you select individual investments to tailor your portfolio to specific goals and timetables.

    He or she can also help you learn the characteristics of various asset classes. Recently, many investors have been seeking safety in fixed-income investments. Unfortunately, many do not understand that bond prices move in the opposite direction of interest rates.

    Existing bonds have been rising in value as interest rates have fallen, contributing to attractive total returns. But rates are now so low the upside potential of bond prices is limited. Sooner or later, the economy will expand more robustly, and interest rates will begin to rise. That will lower bond values, reducing total returns. As ever, diversification is an investing fundamental.

    Finally, a financial advisor can help you develop reasonable expectations.

YOUR FUND MANAGERS' OBSERVATIONS

In the following pages, your fund's portfolio managers discuss your fund's performance during the fiscal year and the market conditions and investment strategies that affected that performance. I hope you find their comments informative.

AIM Premier Equity II Fund Class A shares returned -29.89% at net asset value for the year ended December 31, 2002 (the performance of other share classes is shown on page 6). Fund performance trailed that of similar funds in the Lipper Multi-Cap Core Fund Index, which returned -21.74% for the year. The S&P 500 returned -22.09% for the year.

    Joel Dobberpuhl, one of the portfolio managers on the management team for AIM Premier Equity II Fund, retired December 31, 2002. Evan G. Harrel and Robert
A. Shelton remain on the management team for your fund. However, in light of the faster-moving stock market, the fund has reorganized its staff to emphasize deeper, timelier research on companies.

    Timely information about your fund and the markets is available on our Web site, aiminvestments.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

    Thank you for investing in The AIM Family of Funds--Registered Trademark--. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
January 27, 2003

================================================================================

                           FIRST, PROFESSIONAL ADVICE

                        IS MORE IMPORTANT NOW THAN EVER.

                          A FINANCIAL PROFESSIONAL CAN

                            HELP YOU UNDERSTAND YOUR

                            ENTIRE FINANCIAL PROFILE.

                                ROBERT H. GRAHAM

================================================================================

                      A SPECIAL MESSAGE TO OUR SHAREHOLDERS

INVESTMENT RESEARCH UPDATE
FOR AIM CLIENTS

  [EDGAR M. LARSEN PHOTO]

     EDGAR M. LARSEN
Chief Investment Officer

    [GARY T. CRUM PHOTO]

      GARY T. CRUM
Director of Investments

THE FINANCIAL MARKETs have been battered over the past year by a wave of corporate scandals, accounting restatements, bankruptcies of high-profile companies and, in a few cases, outright financial fraud. Many investors, understandably, feel uncertain about whether their portfolios are positioned to withstand such a prolonged and severe market downturn. Now seems to be an appropriate time to step back and reiterate AIM's concern for the financial well-being of all of our clients and AIM's commitment to competitive excellence across all investment disciplines.

    We at AIM are proud of our rigorous qualitative and quantitative analytical processes, and we remain confident that we will preserve our long-term record of success through uncompromising fundamental research. During this recent period of market instability, we have placed even greater focus on meticulous research, and we continually look for new ways to improve our process.

    We have the resources and the people needed to seek out the best investment opportunities that exist in any market. It should be emphasized that AIM's teams have not changed their investment strategies; rather our disciplines have been fine-tuned in order to better understand each portfolio holding and to optimize each fund's overall structure.

    Rigorous accounting analysis is at the forefront of our investment-research efforts. AIM employs both internal and external accounting experts and proprietary tools to screen our portfolios for high-risk situations and to look for investment opportunities.

BEYOND THE BOTTOM LINE

By going beyond the reported bottom-line numbers, we strive to understand where a company's growth is coming from and how sustainable it may be. Our discipline takes us through an in-depth examination of the financial statements and industry conditions, combined with an evaluation of management's style and strategy.

    AIM's portfolio managers have taken advantage of some unique valuations in this unusual market environment by adding opportunistically to their portfolios. In addition to strong financial fundamentals and attractively priced securities, AIM's teams look for companies with experienced and credible management teams. Sometimes this means not accepting the consensus view of a particular company.

    AIM seeks independent thought, both from our own analysts and portfolio managers, and from trusted Wall Street sources. Our goal is to cultivate an ongoing dialogue with independent thinkers in every industry, whether they work for one of our portfolio companies, on Wall Street, at an independent research boutique, or right here within our own firm. To this end, we have long had a collaborative environment where communication across investment teams is encouraged.

    For example, AIM's fixed-income and equity analysts attend the same meetings

================================================================================

                              RIGOROUS ACCOUNTING

                                 ANALYSIS IS AT

                                THE FOREFRONT OF

                                OUR INVESTMENT-

                               RESEARCH EFFORTS.

================================================================================
with company managements, and thus analyze the company from two different perspectives. Our international managers work with our domestic teams to cover the more globally oriented companies. And the teams that manage AIM's sector-specific funds share their industry expertise with the rest of our investment teams. As our professional staff and resources have grown, so have the direct contacts with company management teams. Last year, AIM's analysts and portfolio managers had more than 4,000 meetings with the senior executives of our portfolio companies.

EDUCATION AND TRAINING

Continuing education and training are important in the ever-changing world of investment analysis. We invite experts from such fields as accounting, derivatives and banking to AIM so that we remain informed about current corporate-finance techniques, new accounting regulations and other shifts in the landscape of American business.

    Over the past five years, AIM has devoted substantial resources to our research department's personnel. Today, 68 percent of our investment management and research professionals have earned master's degrees in business or finance. Sixty percent have earned the Chartered Financial Analyst (CFA) or Certified Public Accountant (CPA) designations.

QUANTITATIVE EXPERTISE

AIM's team of quantitative analysts plays a large role in portfolio construction and performance monitoring. Our state-of-the-art proprietary tools include the means to optimize a portfolio's construction, which includes managing and monitoring risk, analyzing performance, and conducting hypothetical trading scenarios to see how they would affect the overall portfolio. These tools offer our investment teams a more acute awareness of how their portfolios stack up against their benchmarks and their peers.

    Attribution tools allow us to monitor relative sector and industry weightings, individual security weightings, and correlations across different holdings. Our portfolio management teams aren't the only ones using these customized risk-assessment tools. They also are used to generate detailed reports that are reviewed by members of AIM's senior management. We have a schedule of formalized periodic reviews to assess the construction and the risk-adjusted performance of the funds, to offer guidance to the portfolio managers, and to take corrective action when warranted.

DIVERSIFICATION OF AIM'S OFFERINGS

Even during the equity-market bubble of the late 1990s, AIM advocated a diversified approach to portfolio management for its clients. As growth stocks registered double-digit gains, we were taking a longer-term view of the markets and actively diversified our product line across market styles and capitalization ranges.

    As the financial markets have changed over the past few years, so has AIM's selection of fund offerings. In the past, AIM was recognized for investing in the equities of U.S. growth companies. Today, AIM's three largest equity funds--AIM Basic Value Fund, AIM Premier Equity Fund and AIM Constellation Fund-- represent three distinctly different investment disciplines: Value, Blend and Growth. Complementing those funds are dozens more in all styles, market-cap ranges, asset classes, and geographic regions.

    AIM's clients can create diversified, all-weather portfolios by selecting from our full spectrum of funds, whether they seek equity or fixed-income, value or growth, domestic or international, aggressive or conservative, or any combination in between. Over the course of any complete market cycle, we expect a portfolio that is a blend of these quality funds will provide a prudent approach to achieving one's long-term investment goals.

    This period of market dislocation has been painful for all of us. But over the long term, we are confident that tightened accounting regulations, an increased level of governmental oversight, and the reallocation of resources following the recent bubble will all result in a healthy resurgence of the American financial system. AIM's investment teams and processes continue to be honed and tested in today's challenging environment. We believe that this prolonged bear market has created some unparalleled opportunities to invest in leading companies that will weather the market storm and recover their industry-leading positions when global economic growth reaccelerates.

    We are grateful for the trust our clients have placed in AIM, and we reaffirm our commitment to excellence across all of our investment disciplines.


Sincerely,

/s/ GARY T. CRUM
Gary T. Crum
Director of Investments/AIM


/s/ EDGAR M. LARSEN
Edgar M. Larsen
Chief Investment Officer/AIM

================================================================================

                              ... WE REAFFIRM OUR

                                 COMMITMENT TO

                             EXCELLENCE ACROSS ALL

                               OF OUR INVESTMENT

                                  DISCIPLINES.

================================================================================

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BEAR MARKET PERSISTS THROUGHOUT
FISCAL YEAR

The year 2002 was a rough one for growth investing, and also difficult in particular for our fund's investment style. Volatility and uncertainty increased throughout the year in the economy and markets.

    Regrettably, these events took their toll on fund performance, which retreated again. The fund also posted returns lower than major market indexes, as shown on Page 6 of this report.

RELEVANT MARKET CONDITIONS

Markets continued to struggle under the burden of modest earnings performance by many companies, the threat of war in Iraq, and investor uncertainty about the strength of the economic recovery. Then late in 2002, North Korea added another geopolitical concern with its potential for nuclear weapons development. In contrast, the economy was helped by positive consumer confidence and retail sales for much of the year. Both auto and home sales were strong during 2002.

    After holding short-term interest rates at 1.75% until November, the Federal Reserve Board (the Fed) cut the bank overnight rate by 50 basis points to 1.25%. This was the Fed's only interest rate cut during 2002, yet investor reaction to the central bank's strategy continued to be passive.

    Following a rally in October and November, stocks again slumped in December. The Conference Board said consumer confidence fell to 80.3 points in December, and initial claims for unemployment benefits rose to 403,000 late in the month. Economists consider any jobless report higher than 400,000 an indicator of a weakening labor market. Further, the national unemployment rate hit 6% in December, the highest level in eight years.

    Economic and market conditions remained uncertain and volatile at year-end, but seemed poised for an upturn into the new year.

    As the fiscal year closed, there were positive signs. One key measurement of manufacturing activity, the Institute for Supply Management Index, rose to 54.7 points in December from 49.2 points in November, showing growth in the manufacturing sector for the first time since August 2002.

    Auto sales also climbed as the year closed, gaining 14% in December. Each of the Big 3 manufacturers posted positive results for December. Low interest rates, strong consumer spending, and positive signs of economic growth were cause for optimism.

FUND STRATEGIES AND TECHNIQUES

We have not made any material changes to the fund's positioning, but have made several tactical changes since midyear in response to the volatile market.

    Our team of analysts had previously worked as generalists, but each team member now specializes in stocks along industry lines. This focus on specific business lines by analysts allows fund managers to make quicker decisions and stay in step with faster-paced markets.

    We remain focused on earnings growth, value of earnings, and earnings momentum. We have increased holdings in the fund since the beginning of the year--up to 76.

PORTFOLIO COMPOSITION

As of 12/31/02, based on total net assets

==================================================================================================================================
INVESTMENT TYPE BREAKDOWN           TOP 10 EQUITY HOLDINGS                                 TOP 10 INDUSTRIES
----------------------------------------------------------------------------------------------------------------------------------
 [PIE CHART]                         1. Pfizer Inc.                                  3.1%   1. Diversified Financial Services 9.8%

 COMMON STOCKS DOMESTIC      80.8%   2. HCA Inc.                                     3.0    2. Pharmaceuticals                5.7

 COMMON STOCK INTERNATIONAL  13.6%   3. Freddie Mac                                  2.8    3. Health Care Facilities         4.8

 CASH & OTHER                 5.6%   4. Citigroup Inc.                               2.6    4. Property & Casualty Insurance  3.8

                                     5. Affiliated Computer Services, Inc.- Class A  2.5    5. Specialty Stores               3.3

                                     6. Willis Group Holdings Ltd. (Bermuda)         2.5    6. IT Consulting & Services       3.2

                                     7. Everest Re Group, Ltd. (Bermuda)             2.5    7. Banks                          3.1

                                     8. Fannie Mae                                   2.5    8. General Merchandise Stores     3.0

                                     9. Jacobs Engineering Group Inc.                2.4    9. Semiconductors                 3.0

                                    10. American International Group, Inc.           2.3   10. Systems Software               2.9

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================================================

Additional holdings allow us to better manage risk for investors, increasingly important in this volatile market.

    Fund performance was boosted by our holdings in the industrials and consumer discretionary sectors. It was hurt by our positions in the health care and financials sectors.

   We see positives in the current economy, with signals that the economy is growing. Also, interest rates are low, stock valuations are attractive, and news media reports about the economy are becoming more positive.

    A few fund holdings of interest are:

    o Coach was the strongest contributor to fund performance in 2002. The firm designs and sells classically styled, high-quality leather goods and accessories. The company has benefited from strong growth in its retail store base in the United States and Japan, as well as from product innovations such as licensed watches, footwear and furniture.

    o Jacobs Engineering helped fund performance as the company generated consistent revenue growth while increasing gross margins and lowering interest expense. Jacobs is a global provider of diverse professional technical services, including engineering and construction projects. The company's diversity in both products and customers has insulated it from the negative effects of a slowing economy.

    o   Comcast Corp. used acquisitions to boost its cable subscriber count to
        21.4 million, number one in the United States. We believe the firm has solid fundamentals, though it was hurt by negative news in the cable industry. Thus it performed poorly.

    o The BISYS Group supports more than 20,000 financial institutions with administration services such as record keeping, information processing, and distribution solutions. The company performed poorly for the fund in 2002 as the decline in sales of retirement services, mutual funds and insurance products was much greater than anticipated.

IN CLOSING

We know that market conditions in recent years have been largely disappointing, and 2002 in particular was a difficult year. We want to assure you that your fund management team continues to work diligently to meet the fund's investment objective, which is to seek long-term capital growth by investing in stocks of companies of any size, with strong earnings and attractive valuations.

================================================================================
                           PORTFOLIO MANAGEMENT TEAM
                                 AS OF 12/31/02
                        ROBERT A. SHELTON, LEAD MANAGER
                                 EVAN G. HARREL
                        ASSISTED BY PREMIER EQUITY TEAM

                          See important fund and index

                        disclosures inside front cover.

                                   [GRAPHIC]

                           For More Information Visit

                               AIMinvestments.com

================================================================================


HISTORY SUGGESTS THAT BEAR MARKETS EVENTUALLY END ...
U. S. stock Market as represented by S&P 500

                                  [LINE CHART]

================================================================================================================================
12/31/52     26.57   4/30/59     57.59   8/31/65     87.17  11/30/71     93.99   4/28/78     96.83   8/31/84    166.68  12/31/90
1/30/53      26.38   5/29/59     58.68   9/30/65     89.96  12/31/71    102.09   5/31/78     97.29   9/28/84     166.1   1/31/91
2/27/53       25.9   6/30/59     58.47  10/29/65     92.42   1/31/72    103.94   6/30/78     95.53  10/31/84    166.09   2/28/91
3/31/53      25.29   7/31/59     60.51  11/30/65     91.61   2/29/72    106.57   7/31/78    100.68  11/30/84    163.58   3/29/91
4/30/53      24.62   8/31/59      59.6  12/31/65     92.43   3/31/72     107.2   8/31/78    103.29  12/31/84    167.24   4/30/91
5/29/53      24.54   9/30/59     56.88  12/31/65     92.43   4/28/72    107.67   9/29/78    102.54   1/31/85    179.63   5/31/91
6/30/53      24.14  10/30/59     57.52   1/31/66     92.88   5/31/72    109.53  10/31/78     93.15   2/28/85    181.18   6/28/91
7/31/53      24.75  11/30/59     58.28   2/28/66     91.22   6/30/72    107.14  11/30/78      94.7   3/29/85    180.66   7/31/91
8/31/53      23.32  12/31/59     59.89   3/31/66     89.23   7/31/72    107.39  12/29/78     96.11   4/30/85    179.83   8/30/91
9/30/53      23.35   1/29/60     55.61   4/29/66     91.06   8/31/72    111.09   1/31/79     99.93   5/31/85    189.55   9/30/91
10/30/53     24.54   2/29/60     56.12   5/31/66     86.13   9/29/72    110.55   2/28/79     96.28   6/28/85    191.85  10/31/91
11/30/53     24.76   3/31/60     55.34   6/30/66     84.74   0/31/72    111.58   3/30/79    101.59   7/31/85    190.92  11/29/91
12/31/53     24.81   4/29/60     54.37   7/29/66      83.6   1/30/72    116.67   4/30/79    101.76   8/30/85    188.63  12/31/91
1/29/54      26.08   5/31/60     55.83   8/31/66      77.1   2/29/72    118.05   5/31/79     99.08   9/30/85    182.08   1/31/92
2/26/54      26.15   6/30/60     56.92   9/30/66     76.56   1/31/73    116.03   6/29/79    102.91  10/31/85    189.82   2/28/92
3/31/54      26.94   7/29/60     55.51  10/31/66      80.2   2/28/73    111.68   7/31/79    103.81  11/29/85    202.17   3/31/92
4/30/54      28.26   8/31/60     56.96  11/30/66     80.45   3/30/73    111.52   8/31/79    109.32  12/31/85    211.28   4/30/92
5/31/54      29.19   9/30/60     53.52  12/30/66     80.33   4/30/73    106.97   9/28/79    109.32   1/31/86    211.78   5/29/92
6/30/54      29.21  10/31/60     53.39   1/31/67     86.61   5/31/73    104.95  10/31/79    101.82   2/28/86    226.92   6/30/92
7/30/54      30.88  11/30/60     55.54   2/28/67     86.78   6/29/73    104.26  11/30/79    106.16   3/31/86     238.9   7/31/92
8/31/54      29.83  12/30/60     58.11   3/31/67      90.2   7/31/73    108.22  12/31/79    107.94   4/30/86    235.52   8/31/92
9/30/54      32.31   1/31/61     61.78   4/28/67     94.01   8/31/73    104.25   1/31/80    114.16   5/30/86    247.35   9/30/92
10/29/54     31.68   2/28/61     63.44   5/31/67     89.08   9/28/73    108.43   2/29/80    113.66   6/30/86    250.84  10/30/92
11/30/54     34.24   3/31/61     65.06   6/30/67     90.64   0/31/73    108.29   3/31/80    102.09   7/31/86    236.12  11/30/92
12/31/54     35.98   4/28/61     65.31   7/31/67     94.75  11/30/73     95.96   4/30/80    106.29   8/29/86    252.93  12/31/92
1/31/55      36.63   5/31/61     66.56   8/31/67     93.64  12/31/73     97.55   5/30/80    111.24   9/30/86    231.32   1/29/93
2/28/55      36.76   6/30/61     64.64   9/29/67     96.71   1/31/74     96.57   6/30/80    114.24  10/31/86    243.98   2/26/93
3/31/55      36.58   7/31/61     66.76  10/31/67      93.9   2/28/74     96.22   7/31/80    121.67  11/28/86    249.22   3/31/93
4/29/55      37.96   8/31/61     68.07  11/30/67        94   3/29/74     93.98   8/29/80    122.38  12/31/86    242.17   4/30/93
5/31/55      37.91   9/29/61     66.73  12/29/67     96.47   4/30/74     90.31   9/30/80    125.46   1/30/87    274.08   5/31/93
6/30/55      41.03  10/31/61     68.62   1/31/68     92.24   5/31/74     87.28  10/31/80    127.47   2/27/87     284.2   6/30/93
7/29/55      43.52  11/30/61     71.32   2/29/68     89.36   6/28/74        86  11/28/80    140.52   3/31/87     291.7   7/30/93
8/31/55      43.18  12/29/61     71.55   3/29/68      90.2   7/31/74     79.31  12/31/80    135.76   4/30/87    288.36   8/31/93
9/30/55      43.67   1/31/62     68.84   4/30/68     97.59   8/30/74     72.15   1/30/81    129.55   5/29/87     290.1   9/30/93
10/31/55     42.34   2/28/62     69.96   5/31/68     98.68   9/30/74     63.54   2/27/81    131.27   6/30/87       304  10/29/93
11/30/55     45.51   3/30/62     69.55   6/28/68     99.58  10/31/74      73.9   3/31/81       136   7/31/87    318.66  11/30/93
12/30/55     45.48   4/30/62     65.24   7/31/68     97.74  11/29/74     69.97   4/30/81    132.81   8/31/87     329.8  12/31/93
1/31/56      43.82   5/31/62     59.63   8/30/68     98.86  12/31/74     68.56   5/29/81    132.59   9/30/87    321.83   1/31/94
2/29/56      45.34   6/29/62     54.75   9/30/68    102.67   1/31/75     76.98   6/30/81    131.21  10/30/87    251.79   2/28/94
3/30/56      48.48   7/31/62     58.23  10/31/68    103.41   2/28/75     81.59   7/31/81    130.92  11/30/87     230.3   3/31/94
4/30/56      48.38   8/31/62     59.12  11/29/68    108.37   3/31/75     83.36   8/31/81    122.79  12/31/87    247.08   4/29/94
5/31/56       45.2   9/28/62     56.27  12/31/68    103.86   4/30/75      87.3   9/30/81    116.18   1/29/88    257.07   5/31/94
6/29/56      46.97  10/31/62     56.52   1/31/69    103.01   5/30/75     91.15  10/30/81    121.89   2/29/88    267.82   6/30/94
7/31/56      49.39  11/30/62     62.26   2/28/69     98.13   6/30/75     95.19  11/30/81    126.35   3/31/88    258.89   7/29/94
8/31/56      47.51  12/31/62      63.1   3/31/69    101.51   7/31/75     88.75  12/31/81    122.55   4/29/88    261.33   8/31/94
9/28/56      45.35   1/31/63      66.2   4/30/69    103.69   8/29/75     86.88   1/29/82     120.4   5/31/88    262.16   9/30/94
10/31/56     45.58   2/28/63     64.29   5/30/69    103.46   9/30/75     83.87   2/26/82    113.11   6/30/88     273.5  10/31/94
11/30/56     45.08   3/29/63     66.57   6/30/69     97.71  10/31/75     89.04   3/31/82    111.96   7/29/88    272.02  11/30/94
12/31/56     46.67   4/30/63      69.8   7/31/69     91.83  11/28/75     91.24   4/30/82    116.44   8/31/88    261.52  12/30/94
1/31/57      44.72   5/31/63      70.8   8/29/69     95.51  12/31/75     90.19   5/31/82    111.88   9/30/88    271.91   1/31/95
2/28/57      43.26   6/28/63     69.37   9/30/69     93.12   1/30/76    100.86   6/30/82    109.61  10/31/88    278.97   2/28/95
3/29/57      44.11   7/31/63     69.13  10/31/69     97.24   2/27/76     99.71   7/30/82    107.09  11/30/88     273.7   3/31/95
4/30/57      45.74   8/30/63      72.5  11/28/69     93.81   3/31/76    102.77   8/31/82    119.51  12/30/88    277.72   4/28/95
5/31/57      47.43   9/30/63      71.7  12/31/69     92.06   4/30/76    101.64   9/30/82    120.42   1/31/89    297.47   5/31/95
6/28/57      47.37  10/31/63     74.01   1/30/70     85.02   5/31/76    100.18  10/29/82    133.71   2/28/89    288.86   6/30/95
7/31/57      47.91  11/29/63     73.23   2/27/70      89.5   6/30/76    104.28  11/30/82    138.54   3/31/89    294.87   7/31/95
8/30/57      45.22  12/31/63     75.02   3/31/70     89.63   7/30/76    103.44  12/31/82    140.64   4/28/89    309.64   8/31/95
9/30/57      42.42   1/31/64     77.04   4/30/70     81.52   8/31/76    102.91   1/31/83     145.3   5/31/89    320.52   9/29/95
10/31/57     41.06   2/28/64      77.8   5/29/70     76.55   9/30/76    105.24   2/28/83    148.06   6/30/89    317.98  10/31/95
11/29/57     41.72   3/31/64     78.98   6/30/70     72.72  10/29/76     102.9   3/31/83    152.96   7/31/89    346.08  11/30/95
12/31/57     39.99   4/30/64     79.46   7/31/70     78.05  11/30/76     102.1   4/29/83    164.42   8/31/89    351.45  12/29/95
1/31/58       41.7   5/29/64     80.37   8/31/70     81.52  12/31/76    107.46   5/31/83    162.39   9/29/89    349.15   1/31/96
2/28/58      40.84   6/30/64     81.69   9/30/70     84.21   1/31/77    102.03   6/30/83    168.11  10/31/89    340.36   2/29/96
3/31/58       42.1   7/31/64     83.18  10/30/70     83.25   2/28/77     99.82   7/29/83    162.56  11/30/89    345.99   3/29/96
4/30/58      43.44   8/31/64     81.83  11/30/70      87.2   3/31/77     98.42   8/31/83     164.4  12/29/89     353.4   4/30/96
5/30/58      44.09   9/30/64     84.18  12/31/70     92.15   4/29/77     98.44   9/30/83    166.07   1/31/90    329.08   5/31/96
6/30/58      45.24  10/30/64     84.86   1/29/71     95.88   5/31/77     96.12  10/31/83    163.55   2/28/90    331.89   6/28/96
7/31/58      47.19  11/30/64     84.42   2/26/71     96.75   6/30/77    100.48  11/30/83     166.4   3/30/90    339.94   7/31/96
8/29/58      47.75  12/31/64     84.75   3/31/71    100.31   7/29/77     98.85  12/30/83    164.93   4/30/90     330.8   8/30/96
9/30/58      50.06   1/29/65     87.56   4/30/71    103.95   8/31/77     96.77   1/31/84    163.41   5/31/90    361.23   9/30/96
10/31/58     51.33   2/26/65     87.43   5/31/71     99.63   9/30/77     96.53   2/29/84    157.06   6/29/90    358.02  10/31/96
11/28/58     52.48   3/31/65     86.16   6/30/71      99.7  10/31/77     92.34   3/30/84    159.18   7/31/90    356.15  11/29/96
12/31/58     55.21   4/30/65     89.11   7/30/71     95.58  11/30/77     94.83   4/30/84    160.05   8/31/90    322.56  12/31/96
1/30/59      55.42   5/31/65     88.42   8/31/71     99.03  12/30/77      95.1   5/31/84    150.55   9/28/90    306.05   1/31/97
2/27/59      55.41   6/30/65     84.12   9/30/71     98.34   1/31/78     89.25   6/29/84    153.18  10/31/90       304   2/28/97
3/31/59      55.44   7/30/65     85.25  10/29/71     94.23   2/28/78     87.04   7/31/84    150.66  11/30/90    322.22   3/31/97
                                                             3/31/78     89.21


  330.22   4/30/97    801.34
  343.93   5/30/97    848.28
  367.07   6/30/97    885.14
  375.22   7/31/97    954.29
  375.34   8/29/97    899.47
  389.83   9/30/97    947.28
  371.16  10/31/97    914.62
  387.81  11/28/97     955.4
  395.43  12/31/97    970.43
  387.86   1/30/98    980.28
  392.45   2/27/98   1049.34
  375.22   3/31/98   1101.75
  417.09   4/30/98   1111.75
  408.79   5/29/98   1090.82
   412.7   6/30/98   1133.84
  403.69   7/31/98   1120.67
  414.95   8/31/98    957.28
  415.35   9/30/98   1017.01
  408.14  10/30/98   1098.67
  424.22  11/30/98   1163.63
  414.03  12/31/98   1229.23
   417.8   1/29/99   1279.64
  418.68   2/26/99   1238.33
  431.35   3/31/99   1286.37
  435.71   4/30/99   1335.18
  438.78   5/31/99   1301.84
  443.38   6/30/99   1372.71
  451.67   7/30/99   1328.72
  440.19   8/31/99   1320.41
  450.19   9/30/99   1282.71
  450.53  10/29/99   1362.93
  448.13  11/30/99   1388.91
  463.56  12/31/99   1469.25
  458.93   1/31/00   1394.46
  467.83   2/29/00   1366.42
  461.79   3/31/00   1498.58
  466.45   4/28/00   1452.43
  481.61   5/31/00    1420.6
  467.14   6/30/00    1454.6
  445.77   7/31/00   1430.83
  450.91   8/31/00   1517.68
  456.51   9/29/00   1436.51
  444.27  10/31/00    1429.4
  458.26  11/30/00   1314.95
   475.5  12/29/00   1320.28
  462.71   1/31/01   1366.01
  472.35   2/28/01   1239.94
  453.69   3/30/01   1160.33
  459.27   4/30/01   1249.46
  470.42   5/31/01   1255.82
  487.39   6/29/01   1224.42
  500.71   7/31/01   1211.23
  514.71   8/31/01   1133.58
   533.4   9/28/01   1040.94
  544.75  10/31/01   1059.78
  562.06  11/30/01   1139.45
  561.88  12/31/01   1148.08
  584.41   1/31/02    1130.2
   581.5   2/28/02   1106.73
  605.37   3/29/02   1147.39
  615.93   4/30/02   1076.92
  636.02   5/31/02   1067.14
  640.43   6/28/02    989.82
   645.5   7/31/02    911.62
  654.17   8/30/02    916.07
  669.12   9/30/02    815.28
  670.63  10/30/02    890.71
  639.95  11/29/02    936.31
  651.99  12/31/02    879.82
  687.31
  705.27
  757.02
  740.74
  786.16
  790.82
  757.12

                                                          Source: Bloomberg LP

================================================================================================================================


The last three years have been challenging for equity mutual fund investors. The S&P 500, considered representative of U.S. stock market performance, has declined significantly since hitting an all-time high in early 2000.

    The colored bars on the chart represent bear markets, typically defined as a 20% decline in the stock market. As the chart shows, the 2000-2002 bear market has been more severe and more prolonged than any other in the last 50 years. But it shows that market declines have always ended--and that the stock market has risen over time. While past performance cannot guarantee comparable future results, and while no one can say precisely when the current decline will end, history suggests that bear markets eventually end.

    That is why AIM urges all investors to maintain a long-term investment discipline.

FUND PERFORMANCE
================================================================================

RESULTS OF A $10,000 INVESTMENT
8/31/00-12/31/02

                                [MOUNTAIN CHART]

            AIM Premier       AIM Premier      AIM Premier
            Equity II Fund    Equity Fund      Equity II Fund    S&P 500    Lipper Multi-Cap
 Date       Class A Shares    Class B Shares   Class C Shares    Index      Core Fund Index
08/31/00      9450              10000             10000          10000         10000
09/30/00      9044               9560              9560           9472          9392
10/31/00      9035               9550              9550           9432          8846
11/30/00      7891               8331              8331           8689          7397
12/31/00      8176               8632              8632           8732          7627
01/31/01      8734               9212              9212           9042          7782
02/28/01      7797               8221              8221           8218          6643
03/31/01      7030               7410              7410           7698          5931
04/30/01      7788               8211              8211           8295          6655
05/31/01      7816               8231              8231           8351          6619
06/30/01      7702               8100              8100           8148          6501
07/31/01      7296               7670              7670           8068          6150
08/31/01      6681               7018              7018           7564          5619
09/30/01      5791               6087              6087           6953          4784
10/31/01      6009               6307              6307           7086          5127
11/30/01      6482               6808              6798           7629          5621
12/31/01      6691               7010              7010           7697          5708
01/31/02      6378               6680              6680           7584          5547
02/28/02      6199               6490              6490           7438          5202
03/31/02      6559               6870              6870           7718          5512
04/30/02      6180               6459              6459           7250          5178
05/31/02      6028               6299              6299           7197          5028
06/30/02      5460               5708              5698           6684          4559
07/31/02      4957               5177              5177           6164          4131
08/31/02      4900               5107              5107           6204          4100
09/30/02      4483               4677              4677           5530          3781
10/31/02      4739               4937              4937           6016          4070
11/30/02      4967               5178              5178           6370          4325
12/31/02      4692               4741              4878           5995          4006

                                                                 Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.
========================================================================================

Your fund's total return includes sales charges, expenses, and management fees. Performance of the fund's Class A, B, and C shares will differ due to different sales charges and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart and table do not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance for the indexes does not reflect the effects of taxes either.

FUND RETURNS
AS OF 12/31/02

AVERAGE ANNUAL TOTAL RETURNS

AS OF 12/31/02, INCLUDING SALES CHARGES

================================================================================

Class A Shares
Inception (8/31/00)                    -27.69%
  1 Year                               -33.73

Class B Shares
Inception (8/31/00)                    -27.36
  1 Year                               -33.77

Class C Shares
Inception (8/31/00)                    -26.48
  1 Year                               -31.12

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

FUND VS. INDEXES

Total Returns 12/31/01-12/31/02

excluding sales charges

================================================================================

CLASS A SHARES                                      -29.89%
CLASS B SHARES                                      -30.29
CLASS C SHARES                                      -30.43
S&P 500
(BROAD MARKET INDEX, STYLE-SPECIFIC INDEX)          -22.09
LIPPER MULTI-CAP CORE (LIPPER PEER GROUP)           -21.74

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-80.83%

ADVERTISING-1.61%

Omnicom Group Inc.                                          19,000      $ 1,227,400
===================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.18%

Coach, Inc.(a)                                              50,500        1,662,460
===================================================================================

BANKS-3.08%

Bank of America Corp.                                       22,500        1,565,325
-----------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                            32,400          776,304
===================================================================================
                                                                          2,341,629
===================================================================================

BIOTECHNOLOGY-0.82%

Amgen Inc.(a)                                               12,900          623,586
===================================================================================

BREWERS-2.14%

Anheuser-Busch Cos., Inc.                                   21,700        1,050,280
-----------------------------------------------------------------------------------
Coors (Adolph) Co.-Class B                                   9,500          581,875
===================================================================================
                                                                          1,632,155
===================================================================================

BROADCASTING & CABLE TV-2.32%

Comcast Corp.-Special Class A(a)                            47,700        1,077,543
-----------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                    28,200          690,900
===================================================================================
                                                                          1,768,443
===================================================================================

COMPUTER & ELECTRONICS RETAIL-2.41%

Best Buy Co., Inc.(a)                                       21,500          519,225
-----------------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                               30,000        1,315,500
===================================================================================
                                                                          1,834,725
===================================================================================

COMPUTER HARDWARE-1.87%

Dell Computer Corp.(a)                                      53,200        1,422,568
===================================================================================

CONSTRUCTION & ENGINEERING-2.35%

Jacobs Engineering Group Inc.(a)                            50,300        1,790,680
===================================================================================

CONSUMER FINANCE-0.70%

MBNA Corp.                                                  28,000          532,560
===================================================================================

DATA PROCESSING SERVICES-2.67%

BISYS Group, Inc. (The)(a)                                  44,800          712,320
-----------------------------------------------------------------------------------
Concord EFS, Inc.(a)                                        40,000          629,600
-----------------------------------------------------------------------------------
First Data Corp.                                            19,500          690,495
===================================================================================
                                                                          2,032,415
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES-9.82%

Citigroup Inc.                                              55,300      $ 1,946,007
-----------------------------------------------------------------------------------
Fannie Mae                                                  29,000        1,865,570
-----------------------------------------------------------------------------------
Freddie Mac                                                 36,000        2,125,800
-----------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                8,600          458,294
-----------------------------------------------------------------------------------
Morgan Stanley                                              27,100        1,081,832
===================================================================================
                                                                          7,477,503
===================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.54%

Diebold, Inc.                                               10,000          412,200
===================================================================================

EMPLOYMENT SERVICES-0.80%

Robert Half International Inc.(a)                           38,000          612,180
===================================================================================

GENERAL MERCHANDISE STORES-1.78%

Target Corp.                                                45,200        1,356,000
===================================================================================

HEALTH CARE FACILITIES-4.81%

HCA Inc.                                                    55,600        2,307,400
-----------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                                45,200        1,352,881
===================================================================================
                                                                          3,660,281
===================================================================================

HOUSEHOLD PRODUCTS-1.69%

Procter & Gamble Co. (The)                                  15,000        1,289,100
===================================================================================

INDUSTRIAL CONGLOMERATES-1.20%

General Electric Co.                                        37,400          910,690
===================================================================================

INDUSTRIAL MACHINERY-1.60%

Danaher Corp.                                               18,500        1,215,450
===================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.41%

SBC Communications Inc.                                     11,500          311,765
===================================================================================

IT CONSULTING & SERVICES-2.54%

Affiliated Computer Services, Inc.-Class A(a)               36,800        1,937,520
===================================================================================

LIFE & HEALTH INSURANCE-0.88%

AFLAC Inc.                                                  22,200          668,664
===================================================================================

MANAGED HEALTH CARE-2.63%

Anthem, Inc.(a)                                             21,500        1,352,350
-----------------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                            9,100          647,556
===================================================================================
                                                                          1,999,906
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

METAL & GLASS CONTAINERS-0.57%

Pactiv Corp.(a)                                             20,000      $   437,200
===================================================================================

MOTORCYCLE MANUFACTURERS-0.49%

Harley-Davidson, Inc.                                        8,000          369,600
===================================================================================

MOVIES & ENTERTAINMENT-1.59%

Viacom Inc.-Class B(a)                                      29,800        1,214,648
===================================================================================

MULTI-LINE INSURANCE-2.35%

American International Group, Inc.                          30,900        1,787,565
===================================================================================

NETWORKING EQUIPMENT-0.52%

NetScreen Technologies, Inc.(a)                             23,500          395,740
===================================================================================

OIL & GAS DRILLING-1.12%

ENSCO International Inc.                                    29,000          854,050
===================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.60%

Baker Hughes Inc.                                           27,400          882,006
-----------------------------------------------------------------------------------
BJ Services Co.(a)                                          34,000        1,098,540
===================================================================================
                                                                          1,980,546
===================================================================================

PACKAGED FOODS & MEATS-0.92%

Sara Lee Corp.                                              31,000          697,810
===================================================================================

PHARMACEUTICALS-5.73%

Allergan, Inc.                                              24,200        1,394,404
-----------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                               36,300          623,997
-----------------------------------------------------------------------------------
Pfizer Inc.                                                 76,600        2,341,662
===================================================================================
                                                                          4,360,063
===================================================================================

PROPERTY & CASUALTY INSURANCE-2.84%

Allstate Corp. (The)                                        22,000          813,780
-----------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                 20,200        1,136,048
-----------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)                 2,389           34,999
-----------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)                11,908          174,452
===================================================================================
                                                                          2,159,279
===================================================================================

RESTAURANTS-2.07%

Brinker International, Inc.(a)                              26,400          851,400
-----------------------------------------------------------------------------------
Yum! Brands, Inc.(a)                                        30,000          726,600
===================================================================================
                                                                          1,578,000
===================================================================================

SEMICONDUCTORS-2.96%

Analog Devices, Inc.(a)                                     19,000          453,530
-----------------------------------------------------------------------------------

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Microchip Technology Inc.                                   58,000      $ 1,418,100
-----------------------------------------------------------------------------------
Micron Technology, Inc.(a)                                  39,000          379,860
===================================================================================
                                                                          2,251,490
===================================================================================

SPECIALTY STORES-3.34%

Advance Auto Parts, Inc.(a)                                 16,000          782,400
-----------------------------------------------------------------------------------
Michaels Stores, Inc.(a)                                    11,600          363,080
-----------------------------------------------------------------------------------
PETsMART, Inc.(a)                                           25,100          429,963
-----------------------------------------------------------------------------------
Weight Watchers International, Inc.(a)                       8,500          390,745
-----------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                    21,400          581,010
===================================================================================
                                                                          2,547,198
===================================================================================

SYSTEMS SOFTWARE-2.88%

Microsoft Corp.(a)                                          33,100        1,711,270
-----------------------------------------------------------------------------------
Network Associates, Inc.(a)                                 30,000          482,700
===================================================================================
                                                                          2,193,970
===================================================================================
    Total Domestic Common Stocks (Cost $65,900,307)                      61,547,039
===================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-13.54%

BERMUDA-6.04%

Accenture Ltd.-Class A (IT Consulting & Services)(a)                        512,715
-----------------------------------------------------------------------------------
Bunge Ltd. (Agricultural Products)                          10,000          240,600
-----------------------------------------------------------------------------------
Everest Re Group, Ltd. (Reinsurance)                        34,600        1,913,380
-----------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance Brokers)(a)           67,300        1,929,491
===================================================================================
                                                                          4,596,186
===================================================================================

CANADA-0.86%

Celestica Inc. (Electronic Equipment & Instruments)(a)      46,600          657,060
===================================================================================

CAYMAN ISLANDS-1.84%

ACE Ltd. (Property & Casualty Insurance)                    24,400          715,896
-----------------------------------------------------------------------------------
GlobalSantaFe Corp. (Oil & Gas Drilling)(a)                 28,000          680,960
===================================================================================
                                                                          1,396,856
===================================================================================

IRELAND-2.30%

Ryanair Holdings PLC-ADR (Airlines)(a)                      44,700        1,750,452
===================================================================================

LIBERIA-1.26%

Royal Caribbean Cruises Ltd. (Hotels, Resorts & Cruise
  Lines)                                                    57,600          961,920
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

MEXICO-1.24%

Wal-Mart de Mexico S.A. de C.V.-Series C (General
  Merchandise Stores)                                      485,000      $   943,342
===================================================================================
    Total Foreign Stocks & Other Equity Interests
      (Cost $12,303,613)                                                 10,305,816
===================================================================================

                                                        PRINCIPAL
                                                          AMOUNT
U.S. TREASURY SECURITIES-0.39%

U.S. TREASURY BILLS-0.39%

1.18%, 03/20/03 (Cost $299,233)(b)                      $  300,000(c)       299,233
===================================================================================

                                                          SHARES
MONEY MARKET FUNDS-5.84%

STIC Liquid Assets Portfolio(d)                          2,224,321        2,224,321
-----------------------------------------------------------------------------------
STIC Prime Portfolio(d)                                  2,224,321        2,224,321
===================================================================================
    Total Money Market Funds (Cost $4,448,642)                            4,448,642
===================================================================================
TOTAL INVESTMENTS-100.60% (excluding investments
  purchased with cash collateral from securities
  loans)(Cost $82,951,795)                                               76,600,730
===================================================================================

                                                                          MARKET
                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANS

MONEY MARKET FUNDS-3.26%

STIC Liquid Assets Portfolio(d)(e)                       2,478,034      $ 2,478,034
===================================================================================
    Total Money Market Funds (purchased with cash
      collateral from securities loans)(Cost
      $2,478,034)                                                         2,478,034
===================================================================================
TOTAL INVESTMENTS-103.86% (Cost $85,429,829)                             79,078,764
===================================================================================
OTHER ASSETS LESS LIABILITIES-(3.86%)                                    (2,937,388)
===================================================================================
NET ASSETS-100.00%                                                      $76,141,376
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.
                                       F-3

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $85,429,829)*                                 $79,078,764
-----------------------------------------------------------
Receivables for:
  Investments sold                                  293,491
-----------------------------------------------------------
  Variation margin                                    2,450
-----------------------------------------------------------
  Fund shares sold                                   87,652
-----------------------------------------------------------
  Dividends                                          34,272
-----------------------------------------------------------
Investment for deferred compensation plan            10,249
-----------------------------------------------------------
Other assets                                         16,802
===========================================================
    Total assets                                 79,523,680
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            686,474
-----------------------------------------------------------
  Deferred compensation plan                         10,249
-----------------------------------------------------------
  Collateral upon return of securities loaned     2,478,034
-----------------------------------------------------------
Accrued distribution fees                            97,585
-----------------------------------------------------------
Accrued transfer agent fees                          64,213
-----------------------------------------------------------
Accrued operating expenses                           45,749
===========================================================
    Total liabilities                             3,382,304
===========================================================
Net assets applicable to shares outstanding     $76,141,376
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $27,498,922
___________________________________________________________
===========================================================
Class B                                         $34,596,298
___________________________________________________________
===========================================================
Class C                                         $14,046,156
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           5,560,315
___________________________________________________________
===========================================================
Class B                                           7,096,286
___________________________________________________________
===========================================================
Class C                                           2,881,515
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      4.95
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.95 divided
      by 94.50%)                                $      5.24
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      4.88
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      4.87
___________________________________________________________
===========================================================

* At December 31, 2002, securities with an aggregate market value of $2,432,388 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $4,785)                                      $    560,913
-----------------------------------------------------------
Dividends from affiliated money market funds        132,107
-----------------------------------------------------------
Interest                                             25,217
-----------------------------------------------------------
Security lending income                              19,254
===========================================================
    Total investment income                         737,491
===========================================================

EXPENSES:

Advisory fees                                       838,295
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       33,235
-----------------------------------------------------------
Distribution fees -- Class A                        144,124
-----------------------------------------------------------
Distribution fees -- Class B                        490,012
-----------------------------------------------------------
Distribution fees -- Class C                        215,931
-----------------------------------------------------------
Transfer agent fees                                 441,235
-----------------------------------------------------------
Trustees' fees                                        9,230
-----------------------------------------------------------
Other                                               139,683
===========================================================
    Total expenses                                2,361,745
===========================================================
Less: Fees waived                                    (1,858)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,887)
===========================================================
    Net expenses                                  2,358,000
===========================================================
Net investment income (loss)                     (1,620,509)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (33,114,237)
-----------------------------------------------------------
  Foreign currencies                                   (362)
-----------------------------------------------------------
  Futures contracts                                (506,382)
-----------------------------------------------------------
  Option contracts written                           65,098
===========================================================
                                                (33,555,883)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (6,932,558)
-----------------------------------------------------------
  Futures contracts                                (162,363)
===========================================================
                                                 (7,094,921)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                              (40,650,804)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(42,271,313)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,620,509)   $ (1,631,805)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (33,555,883)    (42,661,120)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                 (7,094,921)      6,794,527
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (42,271,313)    (37,498,398)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --         (64,952)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --         (16,203)
------------------------------------------------------------------------------------------
  Class B                                                               --         (19,267)
------------------------------------------------------------------------------------------
  Class C                                                               --          (8,700)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (14,729,388)     16,139,168
------------------------------------------------------------------------------------------
  Class B                                                      (14,325,805)     20,998,585
------------------------------------------------------------------------------------------
  Class C                                                       (7,723,830)      6,902,879
==========================================================================================
    Net increase (decrease) in net assets                      (79,050,336)      6,433,112
==========================================================================================

NET ASSETS:

  Beginning of year                                            155,191,712     148,758,600
==========================================================================================
  End of year                                                 $ 76,141,376    $155,191,712
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $161,421,157    $199,816,729
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (14,266)         (9,943)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (78,867,158)    (45,311,638)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                            (6,398,357)        696,564
==========================================================================================
                                                              $ 76,141,376    $155,191,712
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Premier Equity II Fund, formerly Value II Fund, (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $1,858.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $248,186 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $144,124, $490,012 and $215,931, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During year ended December 31, 2002, AIM Distributors retained $20,052 in front-end sales commissions from the sale of Class A shares and $3,791, $0, and $5,330 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,838 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,869 and reductions in custodian fees of $18 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,887.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $2,432,388 were on loan to brokers. The loans were secured by cash collateral of $2,478,034 received by the Fund and invested subsequently in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2002, the Fund received fees of $19,254 for securities lending.

NOTE 7--FUTURES CONTRACTS

On December 31, 2002, $115,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                                   UNREALIZED
                        NO. OF        MONTH/          MARKET      APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
S&P 500 Index              7       Mar. 03/Long     $1,538,075      $(47,292)
_______________________________________________________________________________
===============================================================================

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       --       $     --
---------------------------------------------------------
Written                                380         69,658
---------------------------------------------------------
Closed                                (380)       (69,658)
=========================================================
End of year                             --       $     --
_________________________________________________________
=========================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended 2002 and 2001 were as follows:

                                          2002        2001
------------------------------------------------------------
Distributions paid from ordinary
  income                                $     --    $109,122
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $ (7,120,391)
-----------------------------------------------------------
Temporary book/tax differences                      (14,266)
-----------------------------------------------------------
Capital loss carryforward                       (77,528,358)
-----------------------------------------------------------
Post-October capital loss deferral                 (616,766)
-----------------------------------------------------------
Shares of beneficial interest                   161,421,157
===========================================================
                                               $ 76,141,376
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $40,823,682
----------------------------------------------------------
December 31, 2010                              36,704,676
==========================================================
                                              $77,528,358
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $65,549,424 and $95,301,314, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $  4,898,212
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (12,018,603)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ (7,120,391)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $86,199,155.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses on December 31, 2002, undistributed net investment income
(loss) was increased by $1,616,186, undistributed net realized gains (losses) increased by $363 and shares of beneficial interest decreased by $1,616,549. This reclassification had no effect on the net assets of the Fund.


NOTE 12--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,076,445    $  6,447,123     5,985,549    $ 48,356,484
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        960,623       5,706,122     5,412,852      43,258,374
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        455,967       2,722,417     2,272,059      18,177,771
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        11,649          78,507
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         2,749          18,379
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         1,235           8,260
======================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                        101,565         589,137            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (102,385)       (589,137)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (3,775,111)    (21,765,648)   (4,256,465)    (32,295,823)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,408,797)    (19,442,790)   (3,057,696)    (22,278,168)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,861,996)    (10,446,247)   (1,532,565)    (11,283,152)
======================================================================================================================
                                                              (6,553,689)   $(36,779,023)    4,839,367    $ 44,040,632
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                                --------------------------------------------
                                                                                            AUGUST 31, 2000
                                                                     YEAR ENDED             (DATE OPERATIONS
                                                                    DECEMBER 31,             COMMENCED) TO
                                                                ---------------------         DECEMBER 31,
                                                                 2002          2001               2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  7.06       $  8.64           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)(a)     (0.04)            (0.00)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.05)        (1.53)            (1.35)
============================================================================================================
    Total from investment operations                              (2.11)        (1.57)            (1.35)
============================================================================================================
Less distributions:
  Dividends from net investment income                               --         (0.01)               --
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         (0.00)            (0.01)
============================================================================================================
    Total distributions                                              --         (0.01)            (0.01)
============================================================================================================
Net asset value, end of period                                  $  4.95       $  7.06           $  8.64
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (29.89)%      (18.17)%          (13.49)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $27,499       $57,591           $55,409
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.70%(c)      1.52%             1.40%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.70%(c)      1.54%             2.00%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.04)%(c)    (0.56)%            0.10%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                              63%           67%               13%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $41,178,357.
(d)  Annualized.

                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                              AUGUST 31,
                                                                                                 2000
                                                                      YEAR ENDED           (DATE OPERATIONS
                                                                     DECEMBER 31,           COMMENCED) TO
                                                                -----------------------      DECEMBER 31,
                                                                 2002            2001            2000
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  7.00         $  8.61        $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.10)(a)       (0.09)         (0.02)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.02)          (1.52)         (1.36)
===========================================================================================================
    Total from investment operations                              (2.12)          (1.61)         (1.38)
===========================================================================================================
Less distributions from net realized gains                           --           (0.00)         (0.01)
===========================================================================================================
Net asset value, end of period                                  $  4.88         $  7.00        $  8.61
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  (30.29)%        (18.68)%       (13.79)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $34,596         $67,571        $62,792
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.35%(c)        2.18%          2.10%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.35%(c)        2.20%          2.70%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets       (1.69)%(c)      (1.22)%        (0.60)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                              63%             67%            13%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $49,001,209.
(d)  Annualized.

                                                                                  CLASS C
                                                                --------------------------------------------
                                                                                               AUGUST 31,
                                                                                                  2000
                                                                     YEAR ENDED             (DATE OPERATIONS
                                                                    DECEMBER 31,             COMMENCED) TO
                                                                ---------------------         DECEMBER 31,
                                                                 2002          2001               2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  7.00       $  8.62           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.10)(a)     (0.09)            (0.02)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.03)        (1.53)            (1.35)
============================================================================================================
    Total from investment operations                              (2.13)        (1.62)            (1.37)
============================================================================================================
Less distributions from net realized gains                           --         (0.00)            (0.01)
============================================================================================================
Net asset value, end of period                                  $  4.87       $  7.00           $  8.62
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (30.43)%      (18.77)%          (13.69)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $14,046       $30,030           $30,557
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.35%(c)      2.18%             2.10%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.35%(c)      2.20%             2.70%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.69)%(c)    (1.22)%           (0.60)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                              63%           67%               13%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $21,593,138.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Premier Equity II Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Premier Equity II Fund, formerly known as Value II Fund, (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003



The address of each trustee and officer of AIM Funds Group is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1992             Director and Chairman, A I M Management    None
   Trustee, Chairman and                            Group Inc. (financial services holding
   President                                        company); and Director and Vice
                                                    Chairman, AMVESCAP PLC (parent of AIM
                                                    and a global investment management
                                                    firm); formerly, President and Chief
                                                    Executive Officer, A I M Management
                                                    Group Inc.; Director, Chairman and
                                                    President, A I M Advisors, Inc.
                                                    (registered investment advisor);
                                                    Director and Chairman, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), A I M Fund
                                                    Services, Inc., (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer)
---------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    Director, Chairman, President and
   Trustee                                          Officer, A I M Management Group Inc.       Chief Executive Officer, INVESCO
                                                    (financial services holding company);      Bond Funds, Inc., INVESCO
                                                    Director, Chairman and President, A I M    Combination Stock & Bond Funds,
                                                    Advisors, Inc. (registered investment      Inc., INVESCO Counselor Series
                                                    advisor); Director, A I M Capital          Funds, Inc., INVESCO Global and
                                                    Management, Inc. (registered investment    International Funds, Inc., INVESCO
                                                    advisor) and A I M Distributors, Inc.      Manager Series Funds, Inc.,
                                                    (registered broker dealer), Director and   INVESCO Money Market Funds, Inc.,
                                                    Chairman, A I M Fund Services, Inc.        INVESCO Sector Funds, Inc.,
                                                    (registered transfer agent), and Fund      INVESCO Stock Funds, Inc., INVESCO
                                                    Management Company (registered broker      Treasurer's Series Funds, Inc. and
                                                    dealer); and Chief Executive Officer,      INVESCO Variable Investment Funds,
                                                    AMVESCAP PLC -- AIM Division (parent of    Inc.
                                                    AIM and a global investment management
                                                    firm); formerly, Director, Chairman and
                                                    Chief Executive Officer, INVESCO Funds
                                                    Group, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie   Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1987             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee                                          (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)
---------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company;      Cortland Trust, Inc. (registered
   Trustee                                          Member of Advisory Board of Rotary Power   investment company)
                                                    International (designer, manufacturer,
                                                    and seller of rotary power engines); and
                                                    Director, The Boss Group (private equity
                                                    group); formerly, Director, President
                                                    and Chief Executive Officer, Volvo Group
                                                    North America, Inc.; Senior Vice
                                                    President, AB Volvo; and director of
                                                    various affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly, Chairman, Mercantile Mortgage    None
   Trustee                                          Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First      Administaff
   Trustee                                          Century Group, Inc. (government affairs
                                                    company) and Texana Timber LP
---------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1993             Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                          Naftalis and Frankel LLP                   investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998             Formerly, Chief Executive Officer, YWCA    None
   Trustee                                          of the USA
---------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1992             Partner, law firm of Pennock & Cooper      None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001             Retired                                    None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          1993             Executive Vice President, Development      None
   Trustee                                          and Operations, Hines Interests Limited
                                                    Partnership (real estate development
                                                    company)
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of January 1, 2003



The address of each trustee and officer of AIM Funds Group is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(3) -- 1947         1992             Director, Chairman and Director of         N/A
   Senior Vice President                            Investments, A I M Capital Management,
                                                    Inc.; Director and Executive Vice
                                                    President, A I M Management Group Inc.;
                                                    Director and Senior Vice President,
                                                    A I M Advisors, Inc.; and Director,
                                                    A I M Distributors, Inc. and AMVESCAP
                                                    PLC; formerly, Chief Executive Officer
                                                    and President A I M Capital Management,
                                                    Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        1992             Director, Senior Vice President, General   N/A
   Senior Vice President and                        Counsel and Secretary, A I M Advisors,
   Secretary                                        Inc. and A I M Management Group Inc.;
                                                    Director, Vice President and General
                                                    Counsel, Fund Management Company; and
                                                    Vice President, A I M Fund Services,
                                                    Inc., A I M Capital Management, Inc. and
                                                    A I M Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Robert G. Alley -- 1948         1992             Managing Director and Chief Fixed Income   N/A
   Vice President                                   Officer, A I M Capital Management, Inc.;
                                                    and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          1992             Managing Director and Chief Research       N/A
   Vice President                                   Officer -- Fixed income, A I M Capital
                                                    Management, Inc.; and Vice President,
                                                    A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1992             Vice President and Chief Compliance        N/A
   Vice President                                   Officer, A I M Advisors, Inc. and A I M
                                                    Capital Management, Inc.; and Vice
                                                    President, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992             Managing Director and Chief Cash           N/A
   Vice President                                   Management Officer, A I M Capital
                                                    Management, Inc.; Director and
                                                    President, Fund Management Company; and
                                                    Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(3) -- 1940      1999             Vice President, A I M Advisors, Inc. and   N/A
   Vice President                                   President, Chief Executive Officer and
                                                    Chief Investment Officer, A I M Capital
                                                    Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1992             Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                     Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
(3) Information is current as of January 10, 2003.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR               AUDITORS
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.  PricewaterhouseCoopers
Suite 100                 11 Greenway Plaza         11 Greenway Plaza         LLP
Houston, TX 77046         Suite 100                 Suite 100                 1201 Louisiana
                          Houston, TX 77046         Houston, TX 77046         Suite 2900
                                                                              Houston, TX 77002

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES   TRANSFER AGENT            CUSTODIAN
Ballard Spahr             Kramer, Levin, Naftalis   A I M Fund Services,      State Street Bank and
Andrews & Ingersoll, LLP  & Frankel LLP             Inc.                      Trust Company
1735 Market Street        919 Third Avenue          P.O. Box 4739             225 Franklin Street
Philadelphia, PA 19103    New York, NY 10022        Houston, TX 77210-4739    Boston, MA 02110

================================================================================

                                   [ARTWORK]

                                 MORE AGGRESSIVE

                                  SECTOR EQUITY

                           INTERNATIONAL/GLOBAL EQUITY

                                 DOMESTIC EQUITY

                                  FIXED INCOME

                                MORE CONSERVATIVE

================================================================================

THE AIM FAMILY OF FUNDS--Registered Trademark--

   DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

   MORE AGGRESSIVE                                 MORE AGGRESSIVE                                 TAXABLE

                                                                                                MORE AGGRESSIVE
AIM Emerging Growth Fund                    AIM Developing Markets Fund
AIM Small Cap Growth Fund(1)                  AIM European Small Company Fund             AIM High Yield Fund II
AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund(2)               AIM High Yield Fund
AIM Opportunities I Fund(2,3)                 AIM International Emerging Growth Fund      AIM Strategic Income Fund
AIM Mid Cap Growth Fund                     AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Libra Fund                              AIM European Growth Fund(2)                   AIM Global Income Fund
AIM Dent Demographic Trends Fund            AIM International Growth Fund(2)              AIM Total Return Bond Fund
AIM Opportunities II Fund(2,3)                AIM Global Growth Fund                      AIM Intermediate Government Fund
AIM Constellation Fund                      AIM Worldwide Spectrum Fund                   AIM Short Term Bond Fund
AIM Large Cap Growth Fund                   AIM Global Trends Fund                        AIM Floating Rate Fund
AIM Weingarten Fund                         AIM International Core Equity Fund(2)         AIM Limited Maturity Treasury Fund(4,5)
AIM Opportunities III Fund(2,3)                                                           AIM Money Market Fund
AIM Small Cap Equity Fund                         MORE CONSERVATIVE
AIM Capital Development Fund                                                                     MORE CONSERVATIVE
AIM Mid Cap Core Equity Fund(2)                     SECTOR EQUITY
AIM Select Equity Fund                                                                                TAX-FREE
AIM Premier Equity II Fund(2)                       MORE AGGRESSIVE
AIM Premier Equity Fund(2)                                                                         MORE AGGRESSIVE
AIM Blue Chip Fund                          AIM New Technology Fund
AIM Mid Cap Basic Value Fund                AIM Global Science and Technology Fund(2)     AIM High Income Municipal Fund
AIM Large Cap Core Equity Fund              AIM Global Energy Fund                        AIM Municipal Bond Fund
AIM Charter Fund                            AIM Global Financial Services Fund            AIM Tax-Free Intermediate Fund(4,5)
AIM Basic Value Fund                        AIM Global Health Care Fund                   AIM Tax-Exempt Cash Fund
AIM Large Cap Basic Value Fund              AIM Global Utilities Fund
AIM Balanced Fund*                          AIM Real Estate Fund                                  MORE CONSERVATIVE
AIM Basic Balanced Fund*
                                                     MORE CONSERVATIVE
   MORE CONSERVATIVE

*Domestic equity and income fund



Equity and fixed-income funds are shown from more aggressive to more conservative. When assessing the degree of risk, qualitative and quantitative factors considered included the funds' portfolio holdings, diversification permitted within the fund, the funds' standard deviations for three, five, 10, 15, 20 and 25 years, R-squared and beta analysis relative to the style-specific benchmarks, and the possibility of incorporating portfolio management tools such as leverage, derivatives and short selling. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For more information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective Oct. 1, 2002, the fund reopened to new investors. (4) Class A shares closed to new investors on Oct. 30, 2002. (5) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after April 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $124 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $333 billion in assets under management.

As of 12/31/02.

                                            College       Separately
Mutual          Retirement                  Savings       Managed       Offshore      Alternative   Cash
Funds           Products      Annuities     Plans         Accounts      Products      Investments   Management


                                                             [AIM LOGO]
                                                      --Registered Trademark--

                                                   [INVEST WITH DISCIPLINE LOGO]
                                                      --Registered Trademark--

AIMinvestments.com                                                    PEQ2-AR-1

PART C.           OTHER INFORMATION


Item 15.          Indemnification.

         The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

         A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

         Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Item 16.          Exhibits.

1   (a)  -     (1) Amended and Restated Agreement and Declaration of Trust,
               dated May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 90, filed on May 22, 2002, and is hereby incorporated by reference.

         -     (2) Amendment No. 1, dated May 15, 2002 (effective as of July 1,
               2002), to the Amended and Restated Declaration of Trust dated May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 90, filed on May 22, 2002, and is hereby incorporated by reference.

         - (3) Amendment No. 2, dated February 6, 2003 (effective as of April 30, 2003), to the Amended and Restated Declaration of Trust dated May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 92, filed on February 21, 2003, and is hereby incorporated by reference.

2        -     Amended and Restated Bylaws, adopted effective May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment
               No. 90, filed on May 22, 2002, and is hereby incorporated by reference.

3        -     Voting Trust Agreements - None

4        -     Form of Agreement and Plan of Reorganization by and between the
               Registrant on behalf of AIM Premier Equity II Fund, the
               Registrant on behalf of AIM Premier Equity Fund and A I M
               Advisors, Inc. is attached as Appendix I to the Combined Proxy
               Statement and Prospectus contained in this Registration
               Statement.

5        -     Articles II, VI, VII, VIII and IX of the Amended and Restated
               Agreement and Declaration of Trust and Articles IV, V and VI of the Amended and Restated Bylaws, attached as Exhibit 1 and 2, respectively, to this Registration Statement, define the rights of holders of shares.

6   (a)  -     (1) Master Investment Advisory Agreement, dated June 1, 2000, between the Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 80, filed on June 15, 2000, and is hereby incorporated by reference.

         - (2) Amendment No. 1, dated August 30, 2000, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 81, filed on September 29, 2000, and is hereby incorporated by reference.

         - (3) Amendment No. 2, dated December 27, 2000, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 84, filed on April 27, 2001, and is hereby incorporated by reference.

         - (4) Amendment No. 3, dated September 28, 2001, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 86, filed on October 12, 2001, and is hereby incorporated by reference.

         - (5) Amendment No. 4, dated December 27, 2001, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 89, filed on April 26, 2002, and is hereby incorporated by reference.

         -     (6) Amendment No. 5, dated July 1, 2002, to the Master
               Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on

               November 7, 2002, and is hereby incorporated by reference.

         - (7) Amendment No. 6, dated April 30, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 93, filed on April 25, 2003, and is hereby incorporated by reference.

7   (a)  -     (1) Second Amended and Restated Master Distribution Agreement,
               dated July 1, 2000, between Registrant (with respect to its Class
               A Shares and Class C Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment
               No. 81, filed on September 29, 2000, and is hereby incorporated by reference.

         -     (2) Amendment No. 1, dated August 30, 2000, to the Second
               Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A Shares and Class C Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 81, filed on September 29, 2000, and is hereby incorporated by reference.)

         - (3) Amendment No. 2, dated December 27, 2000, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A Shares and Class C Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 84, filed on April 27, 2001, and is hereby incorporated by reference.

         - (4) Amendment No. 3, dated September 28, 2001, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A Shares and Class C Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 86, filed on October 12, 2001, and is hereby incorporated by reference.

         - (5) Amendment No. 4, dated December 27, 2001, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A and Class C Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 89, filed on April 26, 2002, and is hereby incorporated by reference.

         - (6) Amendment No. 5, dated March 15, 2002, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A, Class C and Institutional Class Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 89, filed on April 26, 2002, and is hereby incorporated by reference.

         - (7) Amendment No. 6, dated June 3, 2002, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A, Class C and Institutional Class Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

         - (8) Amendment No. 7, dated July 1, 2002, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A, Class C, Class R and Institutional Class Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

         - (9) Amendment No. 8, dated April 30, 2003, to the Second Amended and Restated Master Distribution Agreement between Registrant (with respect to its Class A, Class C, Class R and Institutional Class Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 93, filed on April 25, 2003, and is hereby incorporated by reference.

    (b)  -     (1) First Amended and Restated Master Distribution Agreement,
               dated December 31, 2000, between Registrant (with respect to its Class B shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 84, filed on April 27, 2001, and is hereby incorporated by reference.

         - (2) Amendment No. 1, dated September 28, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (with respect to its Class B Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 86, filed on October 12, 2001, and is hereby incorporated by reference.

         - (3) Amendment No. 2, dated December 27, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (with respect to Class B Shares) and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 89, filed on April 26, 2002, and is hereby incorporated by reference.

         - (4) Amendment No. 3, dated July 1, 2002, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (with respect to its Class B Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

         - (5) Amendment No. 4, dated April 30, 2003, to the First Amended and Restated Master Distribution Agreement, dated December 23, 2000, between Registrant (with respect to its Class B Shares) and A I M Distributors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 93, filed on April 25, 2003, and is hereby incorporated by reference.

    (c)  -     Form of Selected Dealer Agreement between A I M Distributors,
               Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment No. 84, filed on April 27, 2001, and is hereby incorporated by reference.

    (d)  -     Form of Bank Selling Group Agreement between A I M Distributors,
               Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 93, filed on April 25, 2003, and is hereby incorporated by reference.

8   (a)  -     AIM Funds Retirement Plan for Eligible Directors/Trustees as
               restated October 1, 2001 was filed electronically as an Exhibit to Post-Effective Amendment No. 87, filed on January 2, 2002, and is hereby incorporated by reference.

    (b)  -     Form of AIM Funds Director Deferred Compensation Agreement, as
               amended September 26, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 93, filed on April 25, 2003, and is hereby incorporated by reference.

9   (a)  -     (1) Master Custodian Contract, dated May 1, 2000, between the
               Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 81, filed on September 29, 2000, and is hereby incorporated by reference.

         - (2) Amendment, dated May 1, 2000, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 81, filed on September 29, 2000, and is hereby incorporated by reference.

         - (3) Amendment, dated June 29, 2001, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 87, filed on January 2, 2002, and is hereby incorporated by reference.

         - (4) Amendment, dated April 2, 2002, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 89, filed on April 26, 2002, and is hereby incorporated by reference.

    (b)  -     (1) Subcustodian Agreement, dated September 9, 1994, among the
               Registrant, Texas Commerce Bank National Association, State
               Street Bank and Trust Company and A I M Fund Services, Inc was filed electronically as an Exhibit to Post-Effective Amendment
               No. 71, filed on April 26, 1996, and is hereby incorporated by reference.

         - (2) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement, dated September 9, 1994, among the Registrant, Chase Bank of Texas, N.A. (formerly Texas Commerce Bank), State Street Bank and Trust Company and A I M Fund Services, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 77, filed on March 9, 2000, and is hereby incorporated by reference.

         - (3) Amendment No. 2, dated March 15, 2002, to Subcustodian Agreement, dated September 9, 1994, among the Registrant, JP Morgan Chase Bank (formerly Chase Bank of Texas, N.A.), State Street Bank and Trust Company and A I M Fund Services, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

    (c)  -     Subcustodian Agreement, dated January 20, 1993, between State
               Street Bank and Trust Company and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

    (d)  -     Foreign Assets Delegation Agreement, dated June 29, 2001, between
               A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 87, filed on January
               2, 2002, and is hereby incorporated by reference.

10  (a)  -     (1) Sixth Amended and Restated Master Distribution Plan, dated
               June 3, 2002, for Registrant's Class A, Class C and Class R
               Shares was filed electronically as an Exhibit to Post-Effective
               Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

         - (2) Amendment No. 1, dated July 1, 2002, to the Sixth Amended and Restated Master Distribution Plan, dated June 3, 2002, for Registrant's Class A, Class C and Class R Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

         - (3) Amendment No. 2, dated April 30, 2003, to the Sixth Amended and Restated Master Distribution Plan, dated June 3, 2002, for Registrant's Class A, Class C and Class R Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 93, filed on April 25, 2003, and is hereby incorporated by reference.

    (b)  -     (1) Third Amended and Restated Master Distribution Plan, dated
               December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 84, filed on April 27, 2001, and is hereby incorporated by reference.

         - (2) Amendment No. 1, dated September 28, 2001, to the Third Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 86, filed on October 12, 2001, and is hereby incorporated by reference.

         - (3) Amendment No. 2, dated December 27, 2001, to the Third Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 89, filed on April 26, 2002, and is hereby incorporated by reference.

         - (4) Amendment No. 3, dated July 1, 2002, to the Third Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

         - (5) Amendment No. 4, dated April 30, 2003, to the Third Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 93, filed on April 25, 2003, and is hereby incorporated by reference.

    (c)  -     Form of Shareholder Service Agreement for sale of shares of the
               AIM Mutual Funds to be used in connection with Registrant's
               Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 86, filed on October 12, 2001, and is hereby incorporated by reference.

    (d)  -     Form of Bank Shareholder Service Agreement to be used in
               connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 86, filed on October 12, 2001, and is hereby incorporated by reference.

    (e)  -     Form of Variable Group Annuity Contractholder Service Agreement
               to be used in connection with Registrant's Master Distribution
               Plan was filed electronically as an Exhibit to Post-Effective
               Amendment No. 86, filed on October 12, 2001, and is hereby incorporated by reference.

    (f)  -     Form of Agency Pricing Agreement to be used in connection with
               Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November
               7, 2002, and is hereby incorporated by reference.

    (g)  -     Forms of Shareholder Service Agreements for Bank Trust
               Departments and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment
               No. 86, filed on October 12, 2001, and is hereby incorporated by reference.

    (h)  -     Form of Shareholder Service Agreement for Shares of the AIM
               Mutual Funds to be used in connection with Registrant's Master
               Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 86, filed on October 12, 2001, and is hereby incorporated by reference.

    (i)  -     Multiple Class Plan of The AIM Family of Funds--Registered
               Trademark--, effective December 12, 2001 was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

11       -     Opinion of Counsel and Consent of Ballard Spahr Andrews &
               Ingersoll, LLP, as to the legality of the securities being registered is filed herewith electronically.

12       -     Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders will be filed as part of a Post-effective Amendment to this Registration
               Statement.

13  (a)  -     (1) Transfer Agency and Service Agreement, dated November 1,
               1994, between the Registrant and A I M Fund Services, Inc was filed electronically as an Exhibit to Post-Effective Amendment
               No. 70, filed on November 17, 1995, and is hereby incorporated by reference.

         - (2) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 74, filed on February 27, 1998, and is hereby incorporated by reference.

         - (3) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 77, filed on March 9, 2000, and is hereby incorporated by reference.

         - (4) Amendment No. 3, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 81, filed on September 29, 2000, and is hereby incorporated by reference.

         -     (5) Amendment No. 4, dated March 4, 2002, to the Transfer
               Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 89, filed on April 26, 2002, and is hereby incorporated by reference.

    (b)  -     Shareholder Sub-Accounting Services Agreement, dated as of
               October 1, 1993, between the Registrant and PFPC, Inc., Financial
               Data Services, Inc. and Merrill, Lynch, Pierce, Fenner & Smith
               Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 71, filed on April 26, 1996, and is hereby incorporated by reference.

    (c)  -     (1) Master Administrative Services Agreement, dated June 1, 2000, between the Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 80, filed on June 15, 2000, and is hereby incorporated by reference.

         - (2) Amendment No. 1, dated August 30, 2000, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 81, filed on September 29, 2000, and is hereby incorporated by reference.

         - (3) Amendment No. 2, dated December 27, 2000, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 84, filed on April 27, 2001, and is hereby incorporated by reference.

         - (4) Amendment No. 3, dated September 28, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 86, filed on October 12, 2001, and is hereby incorporated by reference.

         - (5) Amendment No. 4, dated December 27, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 89, filed on April 26, 2002, and is hereby incorporated by reference.

         - (6) Amendment No. 5, dated July 1, 2002, to the Master Administrative Services Agreement, dated June 1, 2000, between the Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

         - (7) Amendment No. 6, dated April 30, 2003, to the Master Administrative Services Agreement, dated June 1, 2000, between the Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 93, filed on April 25, 2003, and is hereby incorporated by reference.

    (d)  -     (1) Memorandum of Agreement regarding securities lending, dated
               June 1, 2000, between Registrant, with respect to all Funds, and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 84, filed on April 27, 2001, and is hereby incorporated by reference.

         - (2) Memorandum of Agreement, dated July 1, 2002, between Registrant, with respect to AIM European Small Company Fund, AIM International Emerging Growth Fund, AIM New Technology Fund and AIM Worldwide Spectrum Fund now known as AIM Global Value Fund and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 91, filed on November 7, 2002, and is hereby incorporated by reference.

    (e)  -     Interfund Loan Agreement, dated September 18, 2001, between
               Registrant and A I M Advisors, Inc was filed electronically as an Exhibit to Post-Effective Amendment No. 86, filed on October 12,
               2001, and is hereby incorporated by reference.

14       -     Consent of PricewaterhouseCoopers LLP is filed herewith
               electronically.

15       -     Omitted Financial Statements - None.

16       -     Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement - None.

17       -     Form of Proxy related to the Special Meeting of Shareholders of
               AIM Premier Equity II Fund is filed herewith electronically.

Item 17.          Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 13th day of August, 2003.


                                Registrant:  AIM FUNDS GROUP


                                        By:  /s/ ROBERT H. GRAHAM
                                             ---------------------------
                                             Robert H. Graham, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURES                              TITLE                          DATE
       -----------------------          -----------------------------         ---------------
        /s/  ROBERT H. GRAHAM           Chairman, Trustee & President         August 13, 2003
       -----------------------          (Principal Executive Officer)
         (Robert H. Graham)


         /s/ FRANK S. BAYLEY                       Trustee                    August 13, 2003
       -----------------------
          (Frank S. Bayley)


        /s/ BRUCE L. CROCKETT                      Trustee                    August 13, 2003
       -----------------------
         (Bruce L. Crockett)


        /s/ ALBERT R. DOWDEN                       Trustee                    August 13, 2003
       -----------------------
         (Albert R. Dowden)


       /s/ EDWARD K. DUNN, JR.                     Trustee                    August 13, 2003
       -----------------------
        (Edward K. Dunn, Jr.)


         /s/ JACK M. FIELDS                        Trustee                    August 13, 2003
       -----------------------
          (Jack M. Fields)


        /s/ CARL FRISCHLING                        Trustee                    August 13, 2003
      -----------------------
         (Carl Frischling)


       /s/ PREMA MATHAI-DAVIS                      Trustee                    August 13, 2003
       -----------------------
        (Prema Mathai-Davis)


        /s/ LEWIS F. PENNOCK                       Trustee                    August 13, 2003
       -----------------------
         (Lewis F. Pennock)


         /s/ RUTH H. QUIGLEY                       Trustee                    August 13, 2003
       -----------------------
          (Ruth H. Quigley)


         /s/ LOUIS S. SKLAR                        Trustee                    August 13, 2003
       -----------------------
          (Louis S. Sklar)


       /s/ Mark H. Williamson                     Trustee &                   August 13, 2003
       -----------------------             Executive Vice President
        (Mark H. Williamson)


         /s/ DANA R. SUTTON               Vice President & Treasurer          August 13, 2003
       -----------------------             (Principal Financial and
          (Dana R. Sutton)                    Accounting Officer)

                                  EXHIBIT INDEX

Exhibit
Number   Description
-------  -----------

11       Opinion of Counsel and Consent of Ballard Spahr Andrews & Ingersoll,
         LLP, as to the legality of the securities being registered.

14       Consent of PricewaterhouseCoopers LLP

17       Form of Proxy related to the Special Meeting of Shareholders of AIM
         Premier Equity II Fund